                                                  -----------------------------
                                                           OMB APPROVAL
                                                  -----------------------------
                                                  OMB Number:         3235-0570
                                                  Expires:    November 30, 2005
                                                  Estimated average burden
                                                  hours per response....... 5.0
                                                  -----------------------------
                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-07607
                                  ---------------------------------------------

                    THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
-------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

           1221 AVENUE OF THE AMERICAS 22ND FLOOR NEW YORK, NY 10020
-------------------------------------------------------------------------------
      (Address of principal executive offices)                (Zip code)

                                   RONALD E. ROBISON
           1221 AVENUE OF THE AMERICAS 34TH FLOOR NEW YORK, NY 10020
-------------------------------------------------------------------------------
                        (Name and address of agent for service)

Registrant's telephone number, including area code:  1-800-221-6726
                                                   ----------------------------

Date of fiscal year end:  12/31
                        --------------------------
Date of reporting period:  6/30/03
                         -------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

The Fund's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

                                         THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
[MORGAN STANLEY LOGO]                    SEMI-ANNUAL REPORT-- JUNE 30, 2003



Active International Allocation Portfolio

                                       THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
                                       Active International Allocation Portfolio

                                       FINANCIAL STATEMENTS
                                       June 30, 2003 (unaudited)

Statement of Net Assets

                                                            SHARES         VALUE
                                                             (000)         (000)
--------------------------------------------------------------------------------
COMMON STOCKS (77.9%)
AUSTRALIA (2.4%)
  Alumina Ltd.                                               2,193       $     6
  Amcor Ltd.                                                 1,573             9
  AMP Diversified Property Trust                               496             1
  AMP Ltd.                                                   2,503             8
  Ansell Ltd.                                                  267 (a)         1
  Aristocrat Leisure Ltd.                                      290            -- @
  Australia and New Zealand Banking
    Group Ltd.                                               2,722            34
  Australian Gas Light Co., Ltd.                               851             6
  BHP Billiton Ltd.                                          6,710            39
  BHP Steel Ltd.                                             1,657             4
  Boral Ltd.                                                 1,181             4
  Brambles Industries Ltd.                                   1,864             6
  Centro Properties Group                                    1,237             3
  CFS Gandel Retail Trust                                    2,846             3
  Coca-Cola Amatil Ltd.                                        949             4
  Coles Myer Ltd.                                            2,022            10
  Commonwealth Bank of Australia                             2,249            45
  Computershare Ltd.                                           331            -- @
  CSL Ltd.                                                     134             1
  CSR Ltd.                                                   2,437             3
  Foster's Group Ltd.                                        3,843            11
  General Property Trust                                     3,727             7
  Insurance Australia Group Ltd.                             3,199             7
  Investa Property Group                                     2,415             3
  James Hardie Industries N.V.                                 937             4
  John Fairfax Holdings Ltd                                  1,763             3
  Leighton Holdings Ltd.                                       346             2
  Lend Lease Corp., Ltd.                                       781             4
  M.I.M. Holdings Ltd.                                       4,018 (a)         5
  Macquaire Bank Ltd.                                          393             8
  Macquarie Infrastructure Group                             3,599             9
  Mayne Group Ltd.                                           1,695             3
  Mirvac Group                                               1,386             4
  National Australia Bank Ltd.                               2,758            62
  Newcrest Mining Ltd.                                         691             4
  News Corp., Ltd.                                           2,670            20
  OneSteel Ltd.                                                220            -- @
  Orica Ltd.                                                   577             4
  Origin Energy Ltd.                                           576             2
  PaperlinX Ltd.                                               799             3
  Patrick Corp., Ltd.                                          351             3
  QBE Insurance Group Ltd.                                   1,183             7
  Rinker Group Ltd.                                          1,837             7
  Rio Tinto Ltd.                                               579            11
  Santos Ltd.                                                1,177             5
  Sonic Healthcare Ltd.                                        252             1
  Southcorp Ltd.                                             1,341             3
  Stockland Trust Group                                      1,746             6
  Suncorp-Metway Ltd.                                        1,010             8
  TABCORP Holdings Ltd.                                        723             5
  Telstra Corp., Ltd.                                        4,063            12
  Transurban Group                                             989             3
  Wesfarmers Ltd.                                              707            12
  Westfield Holdings Ltd.                                      805       $     8
  Westfield Trust (New)                                         75 (a)        -- @
  Westfield Trust                                            4,053             9
  Westpac Banking Corp., Ltd.                                3,181            35
  WMC Resources Ltd.                                         2,203 (a)         5
  Woodside Petroleum Ltd.                                      897             8
  Woolworths Ltd.                                            1,861            16
--------------------------------------------------------------------------------
                                                                             516
================================================================================
AUSTRIA (0.4%)
  Boehler-Uddeholm AG                                           44             2
  Erste Bank der Oesterreichischen
    Sparkassen AG                                              216            19
  Flughafen Wein AG                                             81             3
  Mayr-Melnhof Karton AG                                        55             5
  Oesterreichische
    Elektrizitaetswirtschafts AG,
    Class A                                                     65             6
  OMV AG                                                       104            13
  RHI AG                                                        96 (a)         1
  Telekom Austria AG                                         2,295 (a)        26
  VA Technolgies AG                                             69 (a)         2
  Voest-Alpine Stahl AG                                        205             8
  Wienerberger AG                                              306             5
--------------------------------------------------------------------------------
                                                                              90
================================================================================
BELGIUM (0.4%)
  Dexia                                                      2,042            26
  Electrabel S.A.                                               10             3
  Fortis AG                                                  2,521            44
  KBC Bancassurance Holding N.V.                               179             7
  Solvay S.A., Class A                                          54             4
  UCB S.A.                                                      44             1
  Umicore                                                        9            -- @
--------------------------------------------------------------------------------
                                                                              85
================================================================================
BERMUDA (0.0%)
  Yue Yuen Industrial Holdings Ltd.                          1,500             4
--------------------------------------------------------------------------------
CHINA/HONG KONG (2.9%)
  Aluminum Corp. of China Ltd.,
    Class H                                                 34,000             8
  Bank of East Asia Ltd.                                     4,906            10
  Beijing Capital International Airport
    Co., Ltd., Class H                                      18,000             4
  Beijing Datang Power Generation
    Co., Ltd.                                               18,000             8
  BOC Hong Kong Holdings Ltd                                10,000            10
  Cathay Pacific Airways Ltd.                                5,000             7
  Cheung Kong Holdings Ltd.                                  8,000            48
  Cheung Kong Infrastructure Holdings
    Ltd.                                                     2,000             4
  China Eastern Airlines Corp., Ltd.                        20,000 (a)         2
  China Petroleum & Chemical Corp.,
    Class H                                                208,000            50
  China Shipping Development Co.,
    Ltd.                                                    16,000             6
  China Southern Airlines Co., Ltd.                         14,000 (a)         4
  China Telecom Corp., Ltd.                                100,000            23
  CLP Holdings Ltd.                                          8,700            38

     The accompanying notes are an integral part of the financial statements

                                                                           VALUE
                                                            SHARES         (000)
--------------------------------------------------------------------------------
CHINA/HONG KONG (CONT'D)
  Esprit Holdings Ltd.                                       3,000       $     7
  Guangshen Railway Co., Ltd.,
    Class H                                                 18,000             3
  Hang Lung Properties Ltd.                                  5,000             4
  Hang Seng Bank Ltd.                                        3,000            32
  Henderson Land Development Co., Ltd.                       3,000             9
  Hong Kong & China Gas Co., Ltd.                           17,553            22
  Hong Kong Electric Holdings Ltd.                           5,500            22
  Hong Kong Exchanges & Clearing Ltd.                        3,000             4
  Huaneng Power International, Inc.,
    Class H                                                 19,000            22
  Hutchison Whampoa Ltd.                                    11,200            68
  Jiangsu Expressway Co., Ltd., Class H                     16,000             6
  Jiangxi Copper Co., Ltd.,
    Class H                                                 15,000             2
  Johnson Electric Holdings Ltd.                             5,500             7
  Li & Fung Ltd.                                             7,000             9
  MTR Corp Ltd.                                              5,185             6
  New World Development Co., Ltd.                            2,440             1
  PCCW Ltd.                                                  6,897 (a)         4
  PetroChina Co., Ltd.                                     218,000            66
  Qingling Motors Co., Class H                              16,000             2
  Shandong International Power
    Development Co., Ltd.                                   18,000             5
  Shangri-La Asia Ltd.                                       6,000             4
  Sinopec Shanghai Petrochemical
    Co., Ltd.                                               30,000             6
  Sinopec Yizheng Chemical Fibre Co.,
    Ltd., Class H                                           18,000             3
  Sun Hung Kai Properties Ltd.                               6,000            30
  Swire Pacific Ltd., Class A                                3,500            15
  Techtronic Industries Co.                                  2,000             3
  Television Broadcasts Ltd.                                 1,000             4
  Travelsky Technology Ltd., Class H                         4,000             3
  Tsingtao Brewing Co., Ltd., Class H                        4,000             3
  Wharf Holdings Ltd.                                        6,000            11
  Yanzhou Coal Mining Co., Ltd.,
    Class H                                                 12,000             6
  Zhejiang Expressway Co.                                   18,000             7
--------------------------------------------------------------------------------
                                                                             618
================================================================================
DENMARK (0.2%)
  Danske Bank A/S                                            1,843            36
--------------------------------------------------------------------------------
FINLAND (0.9%)
  Fortum Oyj                                                   849             7
  Instrumentarium Oyj, Class A                                 413            16
  Kesko Oyj, Class B                                            86             1
  Kone Oyj, Class B                                            116             5
  Metso Oyj                                                    531             5
  Nokia Oyj                                                  7,886           130
  Outokumpu Oyj, Class A                                       211             2
  Rautaruukki Oyj                                               11 (a)        -- @
  Sampo Oyj, Class A                                           687             5
  Sponda Oyj                                                   360             2
  Stora Enso Oyj                                               749       $     8
  TietoEnator Oyj, Class B                                     300             5
  UPM-Kymmene Oyj                                              552             8
  Uponor Oyj                                                    23             1
  Wartsila Oyj, Class B                                         78             1
--------------------------------------------------------------------------------
                                                                             196
================================================================================
FRANCE (5.4%)
  Accor S.A.                                                   356            13
  Alcatel S.A.                                               1,925 (a)        17
  Alstom S.A.                                                  157 (a)         1
  Aventis S.A.                                               1,682            93
  Axa                                                        2,894            45
  Bail Investissment                                            10             2
  BNP Paribas S.A.                                           1,151            59
  Bouygues S.A.                                                857            24
  Cap Gemini S.A.                                              115 (a)         4
  Carrefour S.A.                                               581            29
  Casino Guichard-Perrachon S.A.                                64             5
  Cie De Saint-Gobain                                          707            28
  CNP Assurances                                               102             4
  Credit Agricole S.A.                                         239             5
  Dassault Systemes S.A.                                        39             1
  Essilor International S.A.                                    29             1
  European Aeronautic Defense and
    Space Co.                                                  166             2
  France Telecom S.A.                                        1,611 (a)        40
  Gecina S.A.                                                  101            12
  Groupe Danone                                                507            70
  Imerys S.A.                                                   25             4
  Klepierre                                                    135             7
  L'Air Liquide S.A.                                           113            17
  L'Oreal S.A.                                               1,236            87
  Lafarge S.A.                                                 149             9
  Lagardere S.C.A                                              239            10
  LVMH Moet Hennessy Louis Vuitton
    S.A.                                                       865            43
  Pechiney S.A., Class A                                        79             3
  Pernod-Ricard S.A.                                           181            16
  Pinault-Printemps-Redoute S.A.                               232            17
  Sagem S.A.                                                    19             1
  Sanofi-Synthelabo S.A.                                     1,608            94
  Schneider Electric S.A.                                      344            16
  Silic                                                         40             2
  Societe BIC S.A.                                             107             4
  Societe Fonciere Lyonnaise                                   381            13
  Societe Generale, Class A                                    473            30
  Sodexho Alliance S.A.                                        245             7
  Sophia                                                       245             9
  Technip-Coflexip S.A.                                         14             1
  Thales S.A.                                                  360            11
  Total S.A.                                                 1,496           227
  Unibail                                                      415            31
  Vinci                                                         35             2
  Vivendi Universal S.A.                                     1,286 (a)        23
--------------------------------------------------------------------------------
                                                                           1,139
================================================================================

     The accompanying notes are an integral part of the financial statements

                                       THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
                                       Active International Allocation Portfolio

                                       FINANCIAL STATEMENTS
                                       June 30, 2003 (unaudited)

Statement of Net Assets (cont'd)

                                                                           VALUE
                                                            SHARES         (000)
--------------------------------------------------------------------------------
GERMANY (3.6%)
  Adidas-Salomon AG                                             45       $     4
  Allianz AG                                                   268            22
  Altana AG                                                    280            18
  BASF AG                                                      915            39
  Bayer AG                                                   1,155            27
  Beiersdorf AG                                                428            57
  DaimlerChrysler AG                                           536            19
  Deutsche Bank AG                                             826            53
  Deutsche Lufthansa AG                                      1,259            15
  Deutsche Post AG (Registered)                                223             3
  Deutsche Telekom AG                                        6,426 (a)        98
  Douglas Holding AG                                           168             4
  E.ON AG                                                    3,061           157
  Fresenius Medical Care AG                                    149             7
  Gehe AG                                                      114             4
  HeidelbergCement AG                                           16 (a)        -- @
  IVG Immobilien AG                                            589             5
  KarstadtQuelle AG                                            159             3
  Linde AG                                                     246             9
  MAN AG                                                       145             2
  Merck KGaA                                                   157             5
  Metro AG                                                     316            10
  Muenchener Rueckversicherungs-
    Gesellschaft AG (Registered)                                90             9
  RWE AG                                                       223             7
  SAP AG                                                       524            62
  Schering AG                                                  364            18
  Siemens AG                                                 1,767            87
  Thyssen Krupp AG                                             580             7
  TUI AG                                                       317             5
  Volkswagen AG                                                134             6
--------------------------------------------------------------------------------
                                                                             762
================================================================================
GREECE (0.0%)
  National Bank of Greece S.A.                                   1            -- @
--------------------------------------------------------------------------------
ITALY (2.5%)
  Aedes S.p.A.                                               1,690             6
  Alleanza Assicurazioni S.p.A.                              1,022            10
  Assicurazioni Generali S.p.A.                              1,998            46
  Autogrill S.p.A.                                             294 (a)         3
  Banca Fideuram S.p.A.                                        706             4
  Banca Intesa S.p.A.                                        8,292            27
  Banca Monte dei Paschi di Siena
    S.p.A.                                                   1,313             4
  Banca Nazionale del Lavoro S.p.A.                          1,827 (a)         3
  Banca Popolare di Milano Scrl                                468             2
  Banca Popolare Di Verona e Novara
    Scrl                                                       608             8
  Benetton Group S.p.A.                                        250             3
  Beni Stabili S.p.A.                                       21,180            11
  Enel S.p.A.                                                5,427            34
  Eni S.p.A.                                                 9,199           140
  Intesabci S.p.A.                                           1,233             3
  Italcementi S.p.A.                                            88             1
  Mediaset S.p.A.                                            2,000            17
  Mediobanca S.p.A.                                          1,106            11
  Mediolanum S.p.A.                                            530       $     3
  Pirelli S.p.A.                                             3,014 (a)         3
  Riunione Adriatica di Sicurta S.p.A.                         643            10
  Sanpaolo IMI S.p.A.                                        2,094            19
  Snia S.p.A.                                                  549             1
  Telecom Italia Mobile S.p.A.                              18,199            90
  Telecom Italia S.p.A. (Non-voting)                           429             2
  Telecom Italia S.p.A.                                      4,569            41
  UniCredito Italiano S.p.A.                                 7,866            38
--------------------------------------------------------------------------------
                                                                             540
================================================================================
JAPAN (22.2%)
  Acom Co., Ltd.                                               390            14
  Advantest Corp.                                              300            13
  Aeon Co., Ltd.                                             1,000            23
  Aiful Corp.                                                  100             4
  Ajinomoto Co., Inc.                                        3,000            29
  Alps Electric Co., Ltd.                                    1,000            13
  Amada Co., Ltd.                                            1,000             3
  Asahi Breweries Ltd.                                       2,000            12
  Asahi Glass Co., Ltd.                                      5,000            31
  Asahi Kasei Corp.                                          5,000            14
  Asatsu-DK, Inc.                                              100             2
  Bellsystem24, Inc.                                            10             2
  Benesse Corp.                                                200             3
  Bridgestone Corp.                                          4,000            55
  Canon, Inc.                                                4,000           184
  Casio Computer Co., Ltd.                                   2,000            13
  Central Japan Railway Co.                                      6            43
  Chubu Electric Power Co., Inc.                             1,100            20
  Chugai Pharmaceutical Co., Ltd.                            1,900            22
  Citizen Watch Co., Ltd.                                    1,000             5
  Credit Saison Co., Ltd.                                      400             7
  CSK Corp.                                                    200             5
  Dai Nippon Printing Co., Ltd.                              2,000            21
  Daicel Chemical Industries Ltd.                            1,000             3
  Daiichi Pharmaceutical Co., Ltd.                           1,000            13
  Daikin Industries Ltd.                                     1,000            18
  Dainippon Ink & Chemicals, Inc.                            3,000             6
  Daito Trust Construction Co., Ltd.                           500            11
  Daiwa House Industry Co., Ltd.                             2,000            14
  Daiwa Securities Group, Inc.                              14,000            81
  Denki Kagaku Kogyo KK                                      2,000             6
  Denso Corp.                                                3,000            48
  Dowa Mining Co., Ltd.                                      1,000             4
  East Japan Railway Co.                                        14            62
  Ebara Corp.                                                1,000             4
  Eisai Co., Ltd.                                            1,000            21
  Fanuc Ltd.                                                   900            45
  Fast Retailing Co., Ltd                                      100             3
  Fuji Photo Film Co., Ltd.                                  2,000            58
  Fuji Television Network, Inc.                                  1             4
  Fujikura Ltd.                                              1,000             3
  Fujisawa Pharmaceutical Co., Ltd.                          1,000            19
  Fujitsu Ltd.                                               7,000            29
  Furukawa Electric Co., Ltd. (The)                          2,000             7
  Hirose Electric Co., Ltd.                                    100             8

     The accompanying notes are an integral part of the financial statements

                                                                           VALUE
                                                            SHARES         (000)
--------------------------------------------------------------------------------
JAPAN (CONT'D)
  Hitachi Ltd.                                              13,000       $    55
  Honda Motor Co., Ltd.                                      4,250           162
  Hoya Corp.                                                   500            35
  Ishikawajima-Harima Heavy Industries Ltd.                  3,000             3
  Ito- Yokado Co., Ltd.                                      1,000            24
  Itochu Corp.                                               5,000            13
  Japan Airlines System Corp.                                4,000             9
  Japan Tobacco, Inc.                                            2            11
  JFE Holdings, Inc.                                         2,100            32
  JGC Corp.                                                  1,000             7
  JSR Corp.                                                  1,000            12
  Kajima Corp.                                               8,000            19
  Kaneka Corp.                                               1,000             6
  Kansai Electric Power Co., Inc.                            3,700            59
  Kao Corp.                                                  3,000            56
  Kawasaki Heavy Industries Ltd.                             3,000             3
  Kawasaki Kisen Kaisha Ltd.                                 1,000             2
  Keihin Electric Express Railway Co., Ltd.                  2,000            10
  Keio Electric Railway Co., Ltd.                            1,000             5
  Keyence Corp.                                                100            18
  Kinki Nippon Railway Co., Ltd.                            10,000 (a)        26
  Kirin Brewery Co., Ltd.                                    4,000            28
  Komatsu Ltd.                                               4,000            15
  Konami Corp.                                                 400             7
  Konica Corp.                                               1,000            11
  Kubota Corp.                                               6,000            16
  Kuraray Co., Ltd.                                          2,000            13
  Kyocera Corp.                                                700            40
  Kyowa Hakko Kogyo Co., Ltd.                                2,000            11
  Kyushu Electric Power Co., Inc.                              700            11
  Lawson, Inc.                                                 100             3
  Mabuchi Motor Co., Ltd.                                      100             8
  Marubeni Corp.                                             4,000             5
  Marui Co., Ltd.                                            1,000             9
  Matsushita Electric Industrial Co., Ltd.                   8,000            80
  Matsushita Electric Works Ltd.                             1,000             6
  Meiji Seika Kaisha Ltd.                                    1,000             3
  Meitec Corp.                                                 100             3
  Minebea Co., Ltd.                                          1,000             4
  Mitsubishi Chemical Corp.                                  7,000            14
  Mitsubishi Corp.                                           5,000            35
  Mitsubishi Electric Corp.                                  8,000            26
  Mitsubishi Estate Co., Ltd.                                5,000            34
  Mitsubishi Heavy Industries Ltd.                          14,000            36
  Mitsubishi Rayon Co., Ltd.                                 2,000             5
  Mitsui & Co., Ltd.                                         5,000            25
  Mitsui Chemicals, Inc.                                     2,000             9
  Mitsui Fudosan Co., Ltd.                                   3,000            19
  Mitsui Mining & Smelting Co., Ltd.                         2,000             6
  Mitsui O.S.K. Lines Ltd.                                   1,000             3
  Mitsui Sumitomo Insurance Co., Ltd.                        1,000             5
  Mitsui Trust Holdings, Inc.                                3,502 (a)         8
  Murata Manufacturing Co., Ltd.                             1,000       $    39
  NEC Corp.                                                  7,000 (a)        35
  NGK Insulators Ltd.                                        2,000            11
  NGK Spark Plug Co.                                         1,000             7
  Nidec Corp.                                                  100             7
  Nikko Cordial Corp.                                        5,000            20
  Nikon Corp.                                                1,000 (a)         8
  Nintendo Co., Ltd.                                           500            36
  Nippon Express Co., Ltd.                                   5,000            19
  Nippon Meat Packers, Inc.                                  1,000            10
  Nippon Mining Holdings, Inc.                               1,000             2
  Nippon Oil Corp.                                           7,000            31
  Nippon Sheet Glass Co., Ltd.                               1,000             3
  Nippon Steel Corp.                                        25,000            34
  Nippon Telegraph & Telephone Corp.                            29           114
  Nippon Unipac Holding                                          3            12
  Nippon Yusen Kabushiki Kaisha                              5,000            20
  Nissan Chemical Industries Ltd.                            1,000             5
  Nissan Motor Co., Ltd.                                    12,000           115
  Nisshin Seifun Group, Inc.                                 1,000             7
  Nissin Food Products Co., Ltd.                               300             6
  Nitto Denko Corp.                                            600            20
  Nomura Holdings, Inc.                                      9,000           115
  NSK Ltd.                                                   3,000            10
  NTN Corp.                                                  2,000             7
  NTT Data Corp.                                                 5            15
  NTT DoCoMo, Inc.                                              35            76
  Obayashi Corp.                                             3,000             9
  OJI Paper Co., Ltd.                                        5,000            22
  Oki Electric Industry Co., Ltd.                            3,000 (a)         9
  Olympus Optical Co., Ltd.                                  1,000            21
  Omron Corp.                                                1,000            17
  Onward Kashiyama Co., Ltd.                                 1,000             8
  Oracle Corp.                                                 200             7
  Oriental Land Co., Ltd.                                      300            13
  ORIX Corp.                                                   300            17
  Osaka Gas Co., Ltd.                                        9,000            22
  Pioneer Corp.                                                700            16
  Promise Co., Ltd.                                            400            15
  Ricoh Co., Ltd.                                            3,000            49
  Rohm Co., Ltd.                                               400            44
  Sankyo Co., Ltd.                                           3,000            36
  Sanyo Electric Co., Ltd.                                   7,000            24
  Secom Co., Ltd.                                              500            15
  Sekisui Chemical Co., Ltd.                                 2,000             7
  Sekisui House Ltd.                                         3,000            23
  Seven Eleven Japan Co., Ltd.                               1,000            25
  Sharp Corp.                                                4,000            52
  Shimamura Co., Ltd.                                          100             6
  Shimano, Inc.                                                400             6
  Shimizu Corp.                                              4,000            11
  Shin-Etsu Chemical Co., Ltd.                               1,400            48
  Shionogi & Co., Ltd.                                       2,000            27
  Shiseido Co., Ltd.                                         1,000            10
  Showa Denko KK                                             1,000 (a)         2
  Showa Shell Sekiyu KK                                      1,000             7

     The accompanying notes are an integral part of the financial statements

                                       THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
                                       Active International Allocation Portfolio

                                       FINANCIAL STATEMENTS
                                       June 30, 2003 (unaudited)

Statement of Net Assets (cont'd)

                                                                           VALUE
                                                            SHARES         (000)
--------------------------------------------------------------------------------
JAPAN (CONT'D)
  Skylark Co.                                                1,000       $    12
  SMC Corp.                                                    300            25
  Softbank Corp.                                             1,000            19
  Sompo Japan Insurance, Inc.                                1,000             6
  Sony Corp.                                                 3,200            90
  Sumitomo Bakelite Co., Ltd.                                1,000             4
  Sumitomo Chemical Co., Ltd.                                6,000            19
  Sumitomo Corp.                                             3,000            14
  Sumitomo Electric Industries Ltd.                          3,000            22
  Sumitomo Metal Industries Ltd.                             3,000             2
  Sumitomo Metal Mining Co., Ltd.                            2,000             8
  Sumitomo Trust & Banking Co., Ltd.                         2,000             7
  Taiheiyo Cement Corp.                                      1,000             2
  Taisei Corp.                                               1,000             2
  Taisho Pharmaceutical Co., Ltd.                            2,000            29
  Takashimaya Co., Ltd.                                      1,000             5
  Takeda Chemical Industries Ltd.                            5,000           185
  Takefuji Corp.                                               435            23
  TDK Corp.                                                    500            25
  Teijin Ltd.                                                4,000            10
  Teikoku Oil Co., Ltd.                                      1,000             3
  Terumo Corp.                                                 900            15
  THK Co., Ltd.                                                100             1
  TIS, Inc.                                                     50             1
  Tobu Railway Co., Ltd.                                     4,000            11
  Toho Co., Ltd.                                             1,200            11
  Tohoku Electric Power Co., Inc.                            2,900            43
  Tokyo Electric Power Co., Inc.                             5,500           105
  Tokyo Electron Ltd.                                          600            29
  Tokyo Gas Co.                                             11,000            32
  Tokyu Corp.                                                4,000            13
  TonenGeneral Sekiyu KK                                     1,000             7
  Toppan Printing Co., Ltd.                                  2,000            14
  Toray Industries, Inc.                                     5,000            12
  Toshiba Corp.                                             12,000            41
  Tosoh Corp.                                                2,000             4
  Tostem Inax Holding Corp.                                  1,000            14
  Toto Ltd.                                                  2,000            12
  Toyo Seikan Kaisha Ltd.                                    1,000             9
  Toyoda Gosei Co., Ltd.                                       100             2
  Toyota Industries Corp.                                      500             8
  Toyota Motor Corp.                                        11,900           309
  Uni-Charm Corp.                                              200             9
  West Japan Railway Co.                                         2             8
  World Co., Ltd.                                              100             2
  Yamada Denki Co., Ltd.                                       100             2
  Yamanouchi Pharmaceutical
    Co., Ltd.                                                2,000            52
  Yamato Transport Co., Ltd.                                 1,000            11
--------------------------------------------------------------------------------
                                                                           4,711
================================================================================
LUXEMBOURG (0.0%)
  Arcelor                                                      385             4
--------------------------------------------------------------------------------
NETHERLANDS (4.7%)
  ABN AMRO Holding N.V.                                      3,960            76
  Aegon N.V.                                                 2,736            27
  Akzo Nobel N.V.                                              321       $     8
  ASML Holding N.V.                                            151 (a)         1
  Corio N.V.                                                   421            14
  Eurocommercial Properties N.V.                               264             7
  Hagemeyer N.V.                                               262             1
  Heineken N.V.                                              1,940            69
  ING Groep N.V.                                             3,125            54
  Koninklijke (Royal) KPN N.V.                               5,473 (a)        39
  Koninklijke (Royal) Philips
    Electronics N.V.                                         2,987            57
  Reed Elsevier N.V.                                         1,542            18
  Rodamco Europe N.V.                                          310            16
  Royal Dutch Petroleum Co.                                  8,029           374
  TPG N.V.                                                   1,131            20
  Unilever N.V.                                              3,563           192
  Vedior N.V.                                                  367             3
  Wereldhave N.V.                                               95             6
  Wolters Kluwer N.V.                                          709             9
--------------------------------------------------------------------------------
                                                                             991
================================================================================
NEW ZEALAND (0.0%)
  Carter Holt Harvey Ltd.                                    1,262             1
  Telecom Corp. of New Zealand Ltd.                            532             2
--------------------------------------------------------------------------------
                                                                               3
================================================================================
NORWAY (0.2%)
  DnB Holding ASA                                              392             2
  Norsk Hydro ASA                                              563            28
  Norske Skogindustrier ASA                                    100             1
  Orkla ASA, Class A                                           200             3
  Statoil ASA                                                  200             2
  Tandberg ASA                                                 200 (a)         1
  Tomra Systems ASA                                            126             1
--------------------------------------------------------------------------------
                                                                              38
================================================================================
RUSSIA (1.1%)
  Lukoil Holding ADR                                           500            40
  MMC Norilsk Nickel ADR                                       700            24
  Mosenergo ADR                                              1,700            12
  OAO Gazprom ADR                                              300             6
  Rostelecom ADR                                               500             5
  Surgutneftegaz ADR                                         1,400            29
  Unified Energy System ADR                                  2,700            72
  Vimpel Communications ADR                                    100             5
  Yukos ADR                                                    750            42
--------------------------------------------------------------------------------
                                                                             235
================================================================================
SINGAPORE (0.8%)
  Capitaland Ltd.                                            5,000             4
  Chartered Semiconductor
    Manufacturing Ltd.                                       1,000 (a)         1
  City Developments Ltd.                                     2,000             5
  Cycle & Carriage Ltd.                                        626             2
  DBS Group Holdings Ltd.                                    4,000            23
  Fraser & Neave Ltd.                                          900             4
  Haw Par Corp., Ltd                                           170             1
  Keppel Corp., Ltd.                                         2,000             6
  Oversea-Chinese Banking Corp., Ltd.                        3,200            18
  SembCorp Industries Ltd.                                   4,000             3

     The accompanying notes are an integral part of the financial statements

                                                                           VALUE
                                                            SHARES         (000)
--------------------------------------------------------------------------------
SINGAPORE (CONT'D)
  Singapore Airlines Ltd.                                    3,000       $    18
  Singapore Press Holdings Ltd.                              1,000            10
  Singapore Technologies
    Engineering Ltd.                                         7,000             7
  Singapore Telecommunications Ltd.                         19,900            17
  United Overseas Bank Ltd.                                  4,168            29
  United Overseas Land Ltd.                                  2,000             2
  Venture Corp., Ltd.                                        1,000             9
--------------------------------------------------------------------------------
                                                                             159
================================================================================
SPAIN (4.6%)
  Abertis Infraestructuras S.A.                                487             7
  Acciona S.A.                                                  85             4
  Acerinox S.A.                                                136             5
  Actividades Construccion y
    Servicios S.A.                                             151             6
  Altadis S.A.                                               1,032            27
  Amadeus Global Travel Distribution
    S.A., Class A                                            1,438             8
  Banco Bilbao Vizcaya
    Argentaria S.A.                                         12,966           137
  Banco Popular Espanol S.A.                                   255            13
  Banco Santander Central
    Hispano S.A.                                            18,348           161
  Endesa S.A.                                                3,766            63
  Fomento de Construcciones y
    Contratas S.A.                                             216             6
  Gas Natural SDG S.A.                                       2,620            53
  Grupo Dragados S.A.                                          425             9
  Grupo Ferrovial S.A.                                         207             6
  Iberdrola S.A.                                             3,207            56
  Inditex S.A.                                                 849            21
  Inmobiliaria Colonial S.A.                                   675            12
  Inmobiliaria Urbis S.A.                                      550             4
  Metrovacesa S.A.                                             579            17
  Repsol YPF S.A.                                            3,845            62
  Sociedad General de Aguas de
    Barcelona S.A.                                             394             5
  Telefonica S.A.                                           20,643           240
  Terra Networks S.A.                                        1,351 (a)         8
  Union Fenosa S.A.                                          2,277            39
  Vallehermoso S.A.                                            318             4
--------------------------------------------------------------------------------
                                                                             973
================================================================================
SWEDEN (1.5%)
  Assa Abloy AB, Class B                                       165             2
  Atlas Copco AB, Class A                                      271             7
  Atlas Copco AB, Class B                                      259             6
  Castellum AB                                                 300             5
  Electrolux AB, Series B                                      900            18
  Hennes & Mauritz AB, Class B                               2,700            62
  Holmen AB                                                    100             3
  JM AB, Class B                                               220             2
  Nordea AB                                                  6,362            31
  S.K.F. AB, Class B                                           250             7
  Sandvik AB                                                 1,002            26
  Securitas AB, Class B                                        900       $     9
  Skandia Forsakrings AB                                     1,869             5
  Skandinaviska Enskilda Banken,
    Class A                                                    883             9
  Skanska AB, Class B                                        1,109             6
  SSAB Svenskt Stal AB, Series A                               200             3
  Svenska Cellulosa AB, Class B                                250             9
  Svenska Handelsbanken, Class A                             1,833            30
  Swedish Match AB                                             900             7
  Tele2 AB, Class B                                             25 (a)         1
  Telefonaktiebolaget LM Ericsson,
    Class B                                                 24,391 (a)        26
  Telia AB                                                   6,236            26
  Volvo AB, Class A                                            253             5
  Volvo AB, Class B                                            834            18
  WM - Data AB, Class B                                      1,100 (a)         2
--------------------------------------------------------------------------------
                                                                             325
================================================================================
SWITZERLAND (7.0%)
  ABB Ltd.                                                     670 (a)         2
  Adecco S.A                                                   574            24
  Centerpulse AG (Registered)                                   10 (a)         3
  Ciba Speciality Chemicals AG
    (Registered)                                               144 (a)         9
  Clariant AG (Registered)                                     200 (a)         2
  Credit Suisse Group                                        3,843           101
  Givaudan (Registered)                                         20             8
  Holcim Ltd.                                                  180             7
  Logitech International S.A
    (Registered)                                                40 (a)         1
  Nestle S.A. (Registered)                                   1,622           336
  Novartis AG (Registered)                                   7,922           314
  PSP Swiss Property AG                                         50             6
  Roche Holding AG                                             646            80
  Roche Holding AG (Registered)                              2,009           158
  Schindler Holding AG (Registered)                              5 (a)         1
  SGS Societe Generale Surveillance
    Holding S.A                                                 29            11
  STMicroelectronics N.V.                                      198             4
  Swatch Group AG (Registered)                                 100             2
  Swatch Group AG, Class B                                     144            13
  Swiss Reinsurance (Registered)                               902            50
  Swisscom AG (Registered)                                     144            41
  Syngenta AG                                                   76             4
  UBS AG (Registered)                                        4,486           250
  Valora Holding AG                                             10             2
  Zurich Financial Services AG                                 440 (a)        53
--------------------------------------------------------------------------------
                                                                           1,482
================================================================================
UNITED KINGDOM (17.1%)
  Amec plc                                                     215             1
  Amersham plc                                               1,824            14
  ARM Holdings plc                                             851 (a)         1
  AstraZeneca plc                                            3,815           153
  Aviva plc                                                  2,290            16
  BAA plc                                                    3,035            25
  BAE Systems plc                                           17,122            40
  Balfour Beatty plc                                           237             1

     The accompanying notes are an integral part of the financial statements

                                       THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
                                       Active International Allocation Portfolio

                                       FINANCIAL STATEMENTS
                                       June 30, 2003 (unaudited)

Statement of Net Assets (cont'd)

                                                                           VALUE
                                                            SHARES         (000)
--------------------------------------------------------------------------------
UNITED KINGDOM (CONT'D)
  Barclays plc                                              14,374       $   107
  BG Group plc                                              10,335            46
  BHP Billiton plc                                           2,593            14
  BOC Group plc                                                578             7
  Boots Group plc                                              986            11
  BP plc                                                    71,690           499
  BPB plc                                                      579             3
  Brambles Industries plc                                    2,206             6
  British Airways plc                                        4,152 (a)        10
  British American Tobacco plc                               3,721            42
  British Sky Broadcasting plc                               3,197 (a)        36
  BT Group plc                                              24,715            83
  Bunzl plc                                                    548             4
  Cadbury Schweppes plc                                      7,002            42
  Capita Group plc                                           2,139             8
  Carlton Communications plc                                 1,070             3
  Carnival plc                                                 495            15
  Centrica plc                                               5,271            15
  Chubb plc                                                  2,062             3
  Compass Group plc                                          6,108            33
  De La Rue plc                                              1,231             5
  Diageo plc                                                12,436           133
  Dixons Group plc                                           4,776            10
  Electrocomponents plc                                        265             1
  EMI Group plc                                              1,365             3
  GKN plc                                                    1,826             7
  GlaxoSmithKline plc                                       15,604           316
  Granada plc                                                4,787             7
  GUS plc                                                    3,063            34
  Hanson plc                                                   833             5
  Hays plc                                                   5,157             8
  HBOS plc                                                   9,734           126
  Hilton Group plc                                           5,912            18
  HSBC Holdings plc                                         20,501           243
  IMI plc                                                      234             1
  Imperial Chemical Industries plc                           1,318             3
  Imperial Tobacco Group plc                                 1,649            30
  Intercontinental Hotels Group plc                          2,642 (a)        19
  J. Sainsbury plc                                           2,320            10
  Johnson Matthey plc                                          269             4
  Kelda Group plc                                            1,178             8
  Kidde plc                                                    455             1
  Kingfisher plc                                             3,325            15
  Legal & General Group plc                                  6,597             9
  Lloyds TSB Group plc                                      12,111            86
  Logica plc                                                   736             2
  Marks & Spencer Group plc                                  6,372            33
  Misys plc                                                  1,345             6
  Mitchells & Butlers plc                                    2,642 (a)        10
  National Grid Transco plc                                  8,017            55
  Pearson plc                                                1,377            13
  Peninsular & Oriental Steam
    Navigation Co.                                           1,650             6
  Pilkington plc                                               546             1
  Prudential plc                                             2,026            12
  Reckitt Benckiser plc                                      3,049       $    56
  Reed Elsevier plc                                          2,179            18
  Rentokil Initial plc                                       5,963            19
  Reuters Group plc                                          2,473             7
  Rexam plc                                                    527             3
  Rio Tinto plc                                              1,179            22
  RMC Group plc                                                328             3
  Rolls-Royce plc                                            8,101            17
  Royal & Sun Alliance Insurance
    Group plc                                                1,461             3
  Royal Bank of Scotland Group  plc                          5,959           168
  Sage Group plc                                             2,469             7
  Scottish & Newcastle plc                                     244             1
  Scottish & Southern Energy plc                             9,956           103
  Scottish Power plc                                         8,705            52
  Serco Group plc                                            1,435             4
  Severn Trent plc                                           1,043            12
  Shell Transport & Trading Co. plc                         15,533           103
  Smith & Nephew plc                                         1,438             8
  Smiths Group plc                                             335             4
  SSL International plc                                         48            -- @
  Tate & Lyle plc                                              729             4
  Tesco plc                                                  9,101            33
  Unilever plc                                              10,465            84
  Vodafone Group plc                                       206,553           405
  Wolseley plc                                                 319             4
  WPP Group plc                                              1,942            15
--------------------------------------------------------------------------------
                                                                           3,633
================================================================================
  TOTAL COMMON STOCKS (COST $17,995)                                      16,540
================================================================================
PREFERRED STOCKS (0.1%)
Australia (0.1%)
  News Corp., Ltd. (Limited-Voting)                          3,787            23
--------------------------------------------------------------------------------
GERMANY (0.0%)
  Henkel KGaA                                                   45             3
  Volkswagen AG (Non-Voting)                                    45             1
--------------------------------------------------------------------------------
                                                                               4
================================================================================
  TOTAL PREFERRED STOCKS (COST $32)                                           27
================================================================================

                                                            FACE
                                                           AMOUNT
                                                            (000)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT (15.6%)
REPURCHASE AGREEMENT
  J.P. Morgan Securities, Inc., 1.05%,
    dated 6/30/03, due 7/1/03
    (COST $3,322)                                          $ 3,322 (b)     3,322
================================================================================
FOREIGN CURRENCY (0.5%)
  Australian Dollar               AUD                            6             4
  Danish Krone                    DKK                           15             2
  Japanese Yen                    JPY                        7,390            63
  Norwegian Krone                 NOK                           15             2
  Singapore Dollar                SGD                           48            27
  Swedish Krona                   SEK                           66             8
  Swiss Franc                     CHF                            1             1
--------------------------------------------------------------------------------
  TOTAL FOREIGN CURRENCY (COST $107)                                         107
================================================================================

     The accompanying notes are an integral part of the financial statements

                                                            AMOUNT         VALUE
                                                             (000)         (000)
================================================================================
TOTAL INVESTMENTS (94.1%) (COST $21,456)                               $  19,996
================================================================================
OTHER ASSETS (7.0%)
  Due from Broker                                          $ 1,357
  Receivable for Portfolio Shares Sold                          66
  Foreign Withholding Tax Reclaim
    Receivable                                                  24
  Dividends Receivable                                          20
  Due from Adviser                                              13
  Receivable for Investments Sold                                2         1,482
================================================================================
LIABILITIES (-1.1%)
  Bank Overdraft Payable                                      (105)
  Net Unrealized Loss on Foreign
    Currency Exchange Contracts                                (63)
  Custodian Fees Payable                                       (36)
  Shareholder Reporting Expense Payable                        (18)
  Professional Fees Payable                                    (10)
  Administrative Fees Payable                                   (5)
  Directors' Fees and Expenses Payable                          (1)         (238)
================================================================================
NET ASSETS (100%)                                                      $  21,240
================================================================================
NET ASSETS CONSIST OF:
Paid-in Capital                                                        $  26,928
Undistributed (Distributions in Excess of) Net
  Investment Income                                                          257
Accumulated Net Realized Gain (Loss)                                      (4,315)
Unrealized Appreciation (Depreciation) on Investments,
  Foreign Currency Translations and Futures Contracts                     (1,630)
--------------------------------------------------------------------------------
NET ASSETS                                                             $  21,240
================================================================================
CLASS I:
--------
NET ASSETS                                                             $  20,225

NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE

  Applicable to 3,098,894 outstanding $0.001 par value
    shares (authorized 500,000,000 shares)                             $    6.53
================================================================================
CLASS II:
---------
NET ASSETS                                                             $   1,015

NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE

  Applicable to 155,698 outstanding $0.001 par value
    shares (authorized 500,000,000 shares)                             $    6.52
================================================================================

(a)-- Non-income producing security
(b)-- The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated funds.
@ -- Value is less than $500.
ADR -- American Depositary Receipt
AUD -- Australian Dollar
CHF -- Swiss Franc
DKK -- Danish Krone
EUR -- Euro
GBP -- British Pound
JPY -- Japanese Yen
NOK -- Norwegian Krone
SEK -- Swedish Krona
SGD -- Singapore Dollar


--------------------------------------------------------------------------------
FUTURES CONTRACTS:

     The Portfolio had the following futures contract(s) open at period end:

                                                                         NET
                                                                      UNREALIZED
                                                                         GAIN
                                   NUMBER OF     VALUE    EXPIRATION    (LOSS)
                                   CONTRACTS     (000)       DATE       (000)
--------------------------------------------------------------------------------
LONG:
  CAC40 10 Euro                            5    $   178    Sept-03     $   (6)
  DAX Index                                2    $   186    Sept-03         (4)
  DJ Euro 50 Stoxx
    Index                                 41    $ 1,146    Sept-03        (28)
  FTSE 100 Index                          23    $ 1,528    Sept-03        (59)
  IBEX 35 Index                            4    $   312    Jul-03          (5)
  MIB 30 Index                             4    $   579    Sept-03        (11)
  MSCI Singapore IX
    Index                                  6    $   122    Jul-03          (2)
  SPI 200 Index                            4    $   203    Sept-03         (6)
  Topix Index                              5    $   377    Sept-03         11
--------------------------------------------------------------------------------
                                                                       $ (110)
================================================================================

     The accompanying notes are an integral part of the financial statements

                                       THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
                                       Active International Allocation Portfolio

                                       FINANCIAL STATEMENTS
                                       June 30, 2003 (unaudited)

Statement of Net Assets (cont'd)

--------------------------------------------------------------------------------
FOREIGN CURRENCY EXCHANGE CONTRACT INFORMATION:

     The Portfolio had the following foreign currency exchange contract(s) open at period end:

  CURRENCY                                       IN                        NET
    TO                                        EXCHANGE                  UNREALIZED
  DELIVER         VALUE     SETTLEMENT          FOR         VALUE       GAIN (LOSS)
   (000)          (000)        DATE            (000)        (000)         (000)
-----------------------------------------------------------------------------------
AUD        4   $         2   9/10/03       US$         2  $       2     $      -- @
AUD       10             6   9/10/03       US$         6          6            -- @
EUR      215           248   7/03/03       US$       231        231           (17)
EUR    2,080         2,390   9/10/03       US$     2,426      2,426            36
EUR      611           703   9/10/03       US$       713        713            10
EUR    1,038         1,193   9/10/03       US$     1,199      1,199             6
EUR      476           546   9/10/03       US$       550        550             4
GBP       17            28   7/10/03       US$        26         26            (2)
GBP      290           477   9/10/03       US$       476        476            (1)
GBP       15            24   9/10/03       US$        24         24            -- @
GBP      262           432   9/10/03       US$       431        431            (1)
GBP      410           675   9/10/03       US$       673        673            (2)
JPY    6,831            57   9/10/03       US$        58         58             1
JPY  113,915           953   9/10/03       US$       966        966            13
SGD       46            27   9/10/03       US$        27         27            -- @
SGD       10             6   9/10/03       US$         6          6            -- @
US$      100           100   9/10/03       AUD       154        102             2
US$      108           108   9/10/03       AUD       166        111             3
US$      228           228   7/03/03       EUR       213        245            17
US$       48            48   9/10/03       EUR        41         47            (1)
US$      574           574   9/10/03       EUR       491        565            (9)
US$    1,106         1,106   9/10/03       EUR       947      1,089           (17)
US$    5,078         5,078   9/10/03       EUR     4,345      4,993           (85)
US$      185           185   9/10/03       EUR       159        182            (3)
US$      419           419   9/10/03       EUR       368        423             4
US$       26            26   7/10/03       GBP        17         27             1
US$      170           170   9/10/03       GBP       104        170            -- @
US$      932           932   9/10/03       GBP       565        931            (1)
US$    1,889         1,889   9/10/03       GBP     1,148      1,891             2
US$      198           198   9/10/03       GBP       121        199             1
US$      859           859   9/10/03       JPY   100,980        846           (13)
US$      507           507   9/10/03       JPY    59,625        499            (8)
US$      141           141   9/10/03       SGD       244        138            (3)
-----------------------------------------------------------------------------------
               $    20,335                                $  20,272     $     (63)
===================================================================================

                    SUMMARY OF TOTAL INVESTMENTS BY INDUSTRY
                         CLASSIFICATION -- JUNE 30, 2003

                                                                          PERCENT
                                                            VALUE         OF NET
INDUSTRY                                                    (000)         ASSETS
-----------------------------------------------------------------------------------
Automobiles                                              $      614            2.9%
Beverages                                                       288            1.4
Capital Markets                                                 646            3.0
Chemicals                                                       363            1.7
Commercial Banks                                              1,787            8.4
Diversified Telecommunication Services                          815            3.8
Electric Utilities                                              985            4.6
Electronic Equipment & Instruments                              290            1.4
Food Products                                                   782            3.7
Household Durables                                              406            1.9
Insurance                                                       361            1.7
Machinery                                                       272            1.3
Media                                                           256            1.2
Metals & Mining                                                 274            1.3
Office Electronics                                              233            1.1
Oil & Gas                                                     1,795            8.5
Pharmaceuticals                                               1,664            7.8
Real Estate                                                     396            1.9
Wireless Telecommunication Services                             599            2.8
Other                                                         7,170           33.7
-----------------------------------------------------------------------------------
                                                         $   19,996           94.1%
===================================================================================

     The accompanying notes are an integral part of the financial statements

                                                                            SIX MONTHS ENDED
                                                                               JUNE 30, 2003
                                                                                  (UNAUDITED)
STATEMENT OF OPERATIONS                                                                (000)
--------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends (net of $31 foreign taxes withheld)                                   $      246
  Interest                                                                                15
--------------------------------------------------------------------------------------------
    Total Income                                                                         261
--------------------------------------------------------------------------------------------
EXPENSES:
  Investment Advisory Fees                                                                69
  Custodian Fees                                                                          66
  Shareholder Reporting                                                                   27
  Administrative Fees                                                                     22
  Professional Fees                                                                       12
  Other                                                                                    3
--------------------------------------------------------------------------------------------
    Total Expenses                                                                       199
--------------------------------------------------------------------------------------------
  Investment Advisory Fees Waived                                                        (69)
  Expenses Reimbursed by Adviser                                                         (31)
--------------------------------------------------------------------------------------------
    Net Expenses                                                                          99
--------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                             162
--------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) ON:
  Investments Sold                                                                      (606)
  Foreign Currency Transactions                                                          412
  Futures Contracts                                                                      159
--------------------------------------------------------------------------------------------
    Net Realized Gain (Loss)                                                             (35)
--------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
  Investments                                                                          1,321
  Foreign Currency Translations                                                         (170)
  Futures Contracts                                                                      (80)
--------------------------------------------------------------------------------------------
    Change in Unrealized Appreciation (Depreciation)                                   1,071
--------------------------------------------------------------------------------------------
  NET REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)        1,036
--------------------------------------------------------------------------------------------
    NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS               $    1,198
============================================================================================

     The accompanying notes are an integral part of the financial statements

                                       THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                       Active International Allocation Portfolio

                                                                          SIX MONTHS ENDED
                                                                             JUNE 30, 2003              YEAR ENDED
                                                                               (UNAUDITED)       DECEMBER 31, 2002
STATEMENT OF CHANGES IN NET ASSETS                                                   (000)                   (000)
------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment Income (Loss)                                                  $      162              $      143
  Net Realized Gain (Loss)                                                             (35)                 (2,243)
  Change in Unrealized Appreciation (Depreciation)                                   1,071                    (621)
------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Net Assets Resulting from Operations                  1,198                  (2,721)
------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Class I:
  Net Investment Income                                                                 --                    (325)
  Class II:*
  Net Investment Income                                                                 --                     --@
------------------------------------------------------------------------------------------------------------------
    Total Distributions                                                                 --                    (325)
------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (1):
  Class I:
  Subscriptions                                                                     30,736                  78,107
  Distributions Reinvested                                                              --                     193
  Redemptions                                                                      (27,193)                (75,302)
  Class II:*
  Subscriptions                                                                      2,544                      15
  Redemptions                                                                       (1,599)                     --
------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Net Assets Resulting from Capital Share
      Transactions                                                                   4,488                   3,013
------------------------------------------------------------------------------------------------------------------
    Total Increase (Decrease) in Net Assets                                          5,686                     (33)
NET ASSETS:
  Beginning of Period                                                               15,554                  15,587
------------------------------------------------------------------------------------------------------------------
  End of Period (including undistributed (distributions in excess of) net
    investment income of $257 and $95, respectively)                            $   21,240              $   15,554
------------------------------------------------------------------------------------------------------------------
(1) CAPITAL SHARE TRANSACTIONS:
------------------------------------------------------------------------------------------------------------------
    Class I:
    Shares Subscribed                                                                5,075                  12,078
    Shares Issued on Distributions Reinvested                                           --                      31
    Shares Redeemed                                                                 (4,501)                (11,625)
------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Class I Capital Shares Outstanding                      574                     484
    Class II:*
    Shares Subscribed                                                                  397                       2
    Shares Redeemed                                                                   (244)                     --
------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Class II Capital Shares Outstanding                     153                       2
==================================================================================================================

*Class II shares commenced operations on November 15, 2002
@ Amount is less than $500

     The accompanying notes are an integral part of the financial statements

Financial Highlights
Selected Per Share Data and Ratios

                                                                                        CLASS I
------------------------------------------------------------------------------------------------------------------------------------
                                                     SIX MONTHS ENDED          YEAR ENDED DECEMBER 31,                  PERIOD FROM
                                                     JUNE 30, 2003        ------------------------------------   SEPTEMBER 20, 1999*
                                                     (UNAUDITED)            2002          2001          2000   TO DECEMBER 31, 1999
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $   6.15        $   7.64      $  9 .70     $   11.74    $  10.00
------------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                                0.06    #       0.06   #      0.07          0.10        0.02
  Net Realized and Unrealized Gain (Loss)                     0.32           (1.42)        (1.99)        (1.73)       1.75
------------------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                          0.38           (1.36)        (1.92)        (1.63)       1.77
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                         --           (0.13)        (0.14)        (0.03)      (0.03)
  Net Realized Gain                                             --              --         (0.00) +      (0.38)         --
------------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                         --           (0.13)        (0.14)        (0.41)      (0.03)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                            $   6.53        $   6.15      $   7.64     $    9.70    $  11.74
====================================================================================================================================
TOTAL RETURN                                                  6.18%  ++     (17.79)%      (19.81)%      (13.98)%     17.74%  ++
====================================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (000's)                         $ 20,225        $ 15,539      $ 15,587     $  13,699    $ 12,316
Ratio of Expenses to Average Net Assets                       1.15%  **       1.15%         1.15%         1.15%       1.15%  **
Ratio of Net Investment Income (Loss) to Average Net
  Assets                                                      1.89%  **       0.87%         0.97%         1.03%       0.82%  **
Portfolio Turnover Rate                                         17%  ++         32%           32%           65%          19%  ++
------------------------------------------------------------------------------------------------------------------------------------
Effect of Voluntary Expense Limitation During the Period:
    Per Share Benefit to Net Investment Income (Loss)     $   0.03    #   $   0.06   #  $   0.04     $    0.08    $  0.04
Ratios Before Expense Limitation:
    Expenses to Average Net Assets                            2.31%   **      1.98%         1.68%         2.06%       2.63%  **
    Net Investment Income (Loss) to Average Net Assets        0.73%   **      0.04%         0.44%         0.14%      (0.66)% **
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      CLASS II
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                       SIX MONTHS ENDED                PERIOD FROM
                                                                                       JUNE 30, 2003              NOVEMBER 15, 2002*
                                                                                       (UNAUDITED)             TO DECEMBER 31, 2002
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                           $   6.15              $  6.39
------------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                                                                     0.06  #              0.01   #
  Net Realized and Unrealized Gain (Loss)                                                          0.31                (0.13)
------------------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                                               0.37                (0.12)
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                                                              --                (0.12)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                                 $   6.52              $  6.15
====================================================================================================================================
TOTAL RETURN                                                                                       6.02% ++            (1.91)% ++
====================================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (000's)                                                              $  1,015              $    15
Ratio of Expenses to Average Net Assets                                                            1.25% **             1.25%  **
Ratio of Net Investment Income (Loss) to Average Net Assets                                        1.79% **             0.77%  **
Portfolio Turnover Rate                                                                              17% ++               32%  ++
------------------------------------------------------------------------------------------------------------------------------------
Effect of Voluntary Expense Limitation During the Period:
    Per Share Benefit to Net Investment Income (Loss)                                          $   0.04  #           $  0.02   #
Ratios Before Expense Limitation:
    Expenses to Average Net Assets                                                                 2.41% **             2.33%  **
    Net Investment Income (Loss) to Average Net Assets                                             0.63% **            (0.31)% **
====================================================================================================================================

*  Commencement of operations
** Annualized
#  Per share amount is based on average shares outstanding
+  Amount is less than $0.005 per share
++ Not annualized

     The accompanying notes are an integral part of the financial statements

                                         THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                         Semi-Annual Report - June 30, 2003

Notes to Financial Statements (unaudited)

The Universal Institutional Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund is comprised of seventeen separate active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios").

The accompanying financial statements relate to the Active International Allocation Portfolio. The Portfolio seeks long-term capital appreciation by investing primarily, in accordance with country and sector weightings determined by the Adviser, in equity securities of non-U.S. issuers which, in the aggregate, replicate broad market indices.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies. Effective November 15, 2002, the Portfolio began offering a second class of shares -- Class II shares. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

A. ACCOUNTING POLICIES: The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in the preparation of the financial statements. Accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1. SECURITY VALUATION: Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NAS-DAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Unlisted and listed equity securities not traded on the valuation date, for which market quotations are readily available, are valued at the mean between the current bid and asked prices obtained from reputable brokers. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value. For all other securities and investments for which market values are not readily available, including restricted securities, and where prices determined in accordance with the aforementioned procedures are not reflective of fair market value, values are determined in good faith, under fair valuation procedures adopted by the Board of Directors, although the actual calculations may be done by others.

2. REPURCHASE AGREEMENTS: The Portfolios of the Fund may enter into repurchase agreements under which the Portfolio lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

3. FOREIGN CURRENCY TRANSLATION AND FOREIGN INVESTMENTS: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars last quoted by a major bank as follows:

   - investments, other assets and liabilities at the prevailing rates of exchange on the valuation date;

   - investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

   Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

   Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Net Assets. The change in net unrealized currency gains (losses) for the period is reflected on the Statement of Operations.

   Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability. In certain markets, ownership of shares is defined according to entries in the issuer's share register. It is possible that a Portfolio holding these securities could lose its share registration through fraud, negligence or even mere oversight. In addition, shares being delivered for sales and cash being paid for purchases may be delivered before the exchange is complete. This may subject the Portfolio to further risk of loss in the event of a failure to complete the transaction by the counterparty.

   At June 30, 2003, the net assets of the Portfolio were substantially comprised of foreign denominated securities and currency. Changes in currency exchange rates will affect the U.S. dollar value of and investment income from such securities.

   Prior governmental approval for foreign investments may be required under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violation of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Statement of Net Assets) may be created and offered for investment. The "local" and "foreign" shares' market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares. Such securities, if any, are identified as fair valued in the Statement of Net Assets.

4. FOREIGN CURRENCY EXCHANGE CONTRACTS: Certain Portfolios may enter into foreign currency exchange contracts generally to attempt to protect securities and related receivables and payables against changes in future foreign currency exchange rates. A foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio records realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and is generally limited to the amount of the unrealized gain on the contracts, if any, at the date of default. Risks may also arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

5. FUTURES: The Portfolio may purchase and sell futures contracts. Futures contracts provide for the sale by one party and purchase by another party of a specified amount of a specified security, index, instrument or basket of instruments. Futures contracts (secured by cash or government securities deposited with brokers or custodians as "initial margin") are valued based upon their quoted daily settlement prices; changes in initial settlement value (represented by cash paid to or received from brokers as "variation margin") are accounted for as unrealized appreciation (depreciation). When futures contracts are closed, the difference between the opening value at the date of purchase and the value at closing is recorded as realized gains or losses in the Statement of Operations. Due from (to) broker is comprised of initial margin and variation margin, as stated in the Statement of Net Assets.

   The Portfolio may use futures contracts in order to manage exposure to the stock and bond markets, to hedge against unfavorable changes in the value of securities or to remain fully invested and to reduce transaction costs. Futures contracts involve market risk in excess of the amounts recognized in the Statement of Net Assets. Risks arise from the

                                         THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                         Semi-Annual Report - June 30, 2003


Notes to Financial Statements (cont'd)

   possible movements in security values underlying these instruments. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

6. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on the specific identified cost basis. Dividend income is recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts and premiums on securities purchased (other than mortgage-backed securities) are amortized according to the effective yield method over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. ADVISER: Morgan Stanley Asset Management ("MSAM"), a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with investment advisory services for a fee, paid quarterly, at the annual rate based on average daily net assets as follows:

                   FROM $500
FIRST $500         MILLION TO     MORE THAN
   MILLION         $1 BILLION    $1 BILLION
---------------------------------------------
      0.80%             0.75%          0.70%

MSAM has agreed to reduce fees payable to it and to reimburse the Portfolio, if necessary, to the extent that the annual operating expenses, excluding interest expense and extraordinary expenses, expressed as a percentage of average daily net assets, exceed the maximum ratio of 1.15% for Class I shares and 1.25% for Class II shares.

C. ADMINISTRATOR: MSAM (the "Administrator") also provides the Portfolio with administrative services pursuant to an administrative agreement for a monthly fee which on an annual basis equals 0.25% of the average daily net assets of the Portfolio, plus reimbursement of out-of-pocket expenses. Under an agreement between the Administrator and J.P. Morgan Investor Services Co. ("JPMIS"), a corporate affiliate of JPMorgan Chase Bank, JPMIS provides certain administrative services to the Fund. For such services, the Administrator pays JPMIS a portion of the fee the Administrator receives from the Fund. An employee of JPMIS is an officer of the Fund. In addition, the Fund incurs local administration fees in connection with doing business in certain emerging market countries.

D. DISTRIBUTOR: Morgan Stanley & Co., Incorporated (the "Distributor"), a wholly-owned subsidiary of Morgan Stanley, serves as the distributor of the Fund and provides the Portfolio's Class II shareholders with distribution services pursuant to a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Portfolio is authorized to pay the Distributor a monthly distribution fee at a rate of 0.35% of the Portfolio's average daily net assets attributable to Class II shares. The Distributor has voluntarily agreed to waive 0.25% of the 0.35% distribution fee that it may receive.

E. CUSTODIAN: JPMorgan Chase Bank serves as custodian for the Fund in accordance with a custodian agreement.

F. DIRECTORS' FEES: Each Director of the Fund who is not an officer of the Fund or an affiliated person as defined under the Investment Company Act of 1940, as amended, may elect to participate in the Directors' Deferred Compensation Plan (the "Compensation Plan"). Under the Compensation Plan, such Directors may elect to defer payment of a percentage of their total fees earned as a Director of the Fund. These deferred portions are treated, based on an election by the Director, as if they were either invested in certain Portfolios' shares or invested in U.S. Treasury Bills, as defined under the Compensation Plan. Deferred fees payable under the Compensation Plan of $400 are included in Directors' Fees and Expenses Payable on the Statement of Net Assets. The deferred portion of the Directors' Fees and Expenses shown on the Statement of Operations is impacted by fluctuations in the market value of the investments selected by each Director. For the six months ended June 30, 2003, Directors' Fees and Expenses were increased by $40 due to these fluctuations.

G. FEDERAL INCOME TAXES: It is each Portfolio's intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

Certain Portfolios may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as these amounts are earned. Taxes may also be based on transactions in foreign cur-rency and are accrued based on the value of investments denominated in such currency.

Distributions from the Portfolio are recorded on the ex-dividend date. The amount and character of income and capital gain distributions to be paid by the Portfolio are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. Accordingly, the tax character of distributions paid may differ from the character of distributions shown on the Statement of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during 2002 and 2001 was as follows:

                         (000)
----------------------------------------------------
2002 DISTRIBUTIONS             2001 DISTRIBUTIONS
   PAID FROM:                      PAID FROM:
---------------------------  -----------------------
 ORDINARY         LONG-TERM  ORDINARY      LONG-TERM
  INCOME       CAPITAL GAIN    INCOME   CAPITAL GAIN
----------------------------------------------------
  $ 325            $ --       $ 289         $ --

Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications among undistributed net investment income
(loss), accumulated net realized gain (loss) and paid-in capital. Permanent book and tax differences, if any, are not included in ending undistributed net investment income for the purpose of calculating net investment income (loss) per share in the Financial Highlights.

At December 31, 2002, the components of distributable earnings on a tax basis were as follows:

               (000)
------------------------------------
UNDISTRIBUTED       UNDISTRIBUTED
     ORDINARY           LONG-TERM
       INCOME        CAPITAL GAIN
------------------------------------
  $ 209                 $ --

At June 30, 2003, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of the Portfolio (excluding foreign currency if applicable) were:

                                                         NET
    COST     APPRECIATION     DEPRECIATION      DEPRECIATION
   (000)            (000)            (000)             (000)
-------------------------------------------------------------
$ 17,914            $ 791       $  (2,251)         $ (1,460)

At December 31, 2002, the Portfolio had available capital loss carryforwards to offset future net capital gains, to the extent provided by regulations, of approximately $3,433,000, of which, $1,145,000 will expire on December 31, 2009, and $2,288,000 will expire on December 31, 2010. To the extent that capital loss carryforwards are used to offset any future net capital gains realized during the carryforward period as provided by U.S. tax regulations, no capital gains tax liability will be incurred by the Portfolio for gains realized and not distributed. To the extent that capital gains are so offset, such gains will not be distributed to shareholders.

Net capital and currency losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Portfolio's next taxable year. For the year ended December 31, 2002, the Portfolio deferred to January 1, 2003 for U.S. Federal income tax purposes, post-October capital losses of $535,000.

G. OTHER: For the six months ended June 30, 2003, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $5,302,000 and $2,334,000, respectively. There were no purchases and sales of U.S. Government securities for the six months ended June 30, 2003.

From time to time, the Portfolio may have shareholders that hold a significant portion of the Portfolio's outstanding shares. Investment activities of these shareholders could have a material impact on the Portfolio.

H. SUPPLEMENTAL PROXY INFORMATION:

On June 5, 2003, a special meeting of the shareholders of the Fund was held. The following is a summary of the proposal presented and the total number of shares voted:

PROPOSAL:

   1. To elect the following Directors, effective July 31, 2003:

                               VOTES IN      VOTES
                               FAVOR OF      AGAINST
                             --------------------------
1) Michael Bozic             194,221,863   12,309,549
2) Charles A. Fiumefreddo    193,919,371   12,612,041
3) Edwin J. Garn             194,444,074   12,087,338
4) Wayne E. Hedien           194,545,061   11,986,351
5) James F. Higgins          194,623,217   11,908,195
6) Dr. Manuel H. Johnson     194,673,442   11,857,970
7) Philip J. Purcell         194,261,190   12,270,222

Also effective July 31, 2003, John D. Barrett II, Thomas P. Gerrity, Gerard E. Jones, Vincent R. McLean, C. Oscar Morong, Jr. and William G. Morton, Jr. have resigned from the Board of Directors.

                                  THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                  Semi-Annual Report - June 30, 2003 (unaudited)


DIRECTORS

Michael Bozic

Charles A. Fiumefreddo

Edwin J. Garn

Wayne E. Hedien

James F. Higgins

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael Nugent

Philip J. Purcell

Fergus Reid

INVESTMENT ADVISER AND ADMINISTRATOR
Morgan Stanley Asset Management
1221 Avenue of the Americas
New York, New York 10020

DISTRIBUTOR
Morgan Stanley & Co. Incorporated
1221 Avenue of the Americas
New York, New York 10020

CUSTODIAN
JPMorgan Chase Bank
270 Park Avenue
New York, New York 10017


OFFICERS

Charles A. Fiumefreddo
CHAIRMAN OF THE BOARD

Mitchell M. Merin
PRESIDENT

Ronald E. Robison
EXECUTIVE VICE PRESIDENT AND PRINCIPAL EXECUTIVE OFFICER

Barry Fink
VICE PRESIDENT

Joseph J. McAlinden
VICE PRESIDENT

Stefanie V. Chang
VICE PRESIDENT

James W. Garrett
TREASURER AND CHIEF FINANCIAL OFFICER

Michael J. Leary
ASSISTANT TREASURER

Mary E. Mullin
SECRETARY

LEGAL COUNSEL
Mayer, Brown, Rowe & Maw LLP
1675 Broadway New
York, New York 10019-5820

INDEPENDENT AUDITORS
Ernst & Young LLP 200
Clarendon Street
Boston, Massachusetts 02116-5072



This report is authorized for distribution only when preceded or accompanied by the prospectus of The Universal Institutional Funds, Inc. which describes in detail each Investment Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im.

                                   THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

[MORGAN STANLEY LOGO]              Semi-Annual Report -- June 30, 2003


Emerging Markets Debt Portfolio

                                   THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
                                   Emerging Markets Debt Portfolio

                                   FINANCIAL STATEMENTS
                                   June 30, 2003 (unaudited)

Statement of Net Assets

                                                                FACE
                                                               AMOUNT                      VALUE
                                                                (000)                      (000)
------------------------------------------------------------------------------------------------
FIXED INCOME SECURITIES (96.6%)
ARGENTINA (1.4%)
SOVEREIGN (1.4%)
    Republic of Argentina, Global Bond, (Linked
      Variable Rate) 75.22%, 4/10/05                    $       3,060(a),(d)     $         1,102
    Republic of Argentina, Par Bond, Series L,
      6.00%, 3/31/23                                            2,760(a),(b),(d)           1,456
------------------------------------------------------------------------------------------------
                                                                                           2,558
================================================================================================
BRAZIL (17.4%)
SOVEREIGN (17.4%)
    Federative Republic of Brazil,
      10.00%, 1/16/07                                           2,680                      2,754
    Federative Republic of Brazil,
      11.25%, 7/26/07                                           1,670                      1,741
    Federative Republic of Brazil,
      12.00%, 4/15/10                                          15,410                     16,049
    Federative Republic of Brazil,
      12.75%, 1/15/20                                           1,710                      1,765
    Federative Republic of Brazil, C Bond,
      PIK, 8.00%, 4/15/14                                       3,349                      2,956
    Federative Republic of Brazil, Global
      Bond, 8.875%, 4/15/24                                     7,500                      5,835
    Federative Republic of Brazil, Global
      Bond, 12.25%, 3/6/30                                        520                        523
------------------------------------------------------------------------------------------------
                                                                                          31,623
================================================================================================
BULGARIA (3.7%)
SOVEREIGN (3.7%)
    Republic of Bulgaria,
      8.25%, 1/15/15                                              741                        875
    Republic of Bulgaria,
      8.25%, 1/15/15                                              300(c)                     354
    Republic of Bulgaria (Registered),
      8.25%, 1/15/15                                            4,690                      5,534
------------------------------------------------------------------------------------------------
                                                                                           6,763
================================================================================================
CHILE (1.9%)
CORPORATE (1.9%)
    Empresa Nacional de Petroleo,
      6.75%, 11/15/12                                           3,140(c)                   3,537
------------------------------------------------------------------------------------------------
COLOMBIA (6.8%)
SOVEREIGN (6.8%)
    Republic of Colombia, Global Bond,
      9.75%, 4/9/11                                             5,535                      6,295
    Republic of Colombia, Global Bond,
      10.00%, 1/23/12                                           2,490                      2,789
    Republic of Colombia, Global Bond,
      10.50%, 7/9/10                                              780                        897
    Republic of Colombia, Global Bond,
      10.75%, 1/15/13                                           1,040                      1,217
    Republic of Colombia, Global Bond,
      11.75%, 2/25/20                                             910                      1,133
------------------------------------------------------------------------------------------------
                                                                                          12,331
================================================================================================
EL SALVADOR (0.3%)
SOVEREIGN (0.3%)
    Republic of El Salvador, Global Bond,
      8.25%, 4/10/32                                              580                        564
------------------------------------------------------------------------------------------------
INDONESIA (1.4%)
CORPORATE (1.4%)
    Pindo Deli Finance Mauritius, Yankee Bond,
      10.75%, 10/1/07                                   $       7,840(a),(d)     $         2,019
    Tjiwi Kimia International BV, Global Bond,
      13.25%, 8/1/01                                            1,680(a),(d)                 542
------------------------------------------------------------------------------------------------
                                                                                           2,561
================================================================================================
IVORY COAST (0.2%)
SOVEREIGN (0.2%)
    Ivory Coast, Series US-1,
      2.00%, 3/29/18                                            1,530(a),(b),(d)             287
------------------------------------------------------------------------------------------------
MAURITIUS (0.6%)
CORPORATE (0.6%)
    Tjiwi Kimia Finance Mauritius Ltd.,
      10.00%, 8/1/04                                            3,080(a),(d)                 993
------------------------------------------------------------------------------------------------
MEXICO (23.1%)
CORPORATE (5.1%)
    Petroleos Mexicanos, Series P,
      8.625%, 2/1/22                                            1,180                      1,348
    Petroleos Mexicanos, Global Bond,
      9.125%, 10/13/10                                          3,160                      3,824
    Petroleos Mexicanos, Yankee Bond,
      9.50%, 9/15/27                                            1,920                      2,390
    Satelites Mexicanos S.A., Global Bond,
      10.125%, 11/1/04                                          3,575                      1,645
------------------------------------------------------------------------------------------------
                                                                                           9,207
================================================================================================
SOVEREIGN (18.0%)
    United Mexican States, Global Bond,
      8.30%, 8/15/31                                            6,520                      7,508
    United Mexican States, Global Bond,
      8.30%, 8/15/31                                              500                        576
    United Mexican States, Global Bond,
      10.375%, 2/17/09                                          4,030                      5,213
    United Mexican States, Global Bond,
      11.375%, 9/15/16                                         10,205                     14,848
    United Mexican States, Series A,
      9.875%, 2/1/10                                            3,610                      4,630
------------------------------------------------------------------------------------------------
                                                                                          32,775
================================================================================================
                                                                                          41,982
================================================================================================
NIGERIA (1.1%)
SOVEREIGN (1.1%)
    Central Bank of Nigeria, Par Bond,
      6.25%, 11/15/20                                           2,250(b)                   1,924
------------------------------------------------------------------------------------------------
PANAMA (2.8%)
SOVEREIGN (2.8%)
    Republic of Panama,
      9.375%, 4/1/29                                            3,290                      3,800
    Republic of Panama, Global Bond,
      9.625%, 2/8/11                                            1,145                      1,328
------------------------------------------------------------------------------------------------
                                                                                           5,128
================================================================================================

     The accompanying notes are an integral part of the financial statements

                                                                   FACE
                                                                 AMOUNT                    VALUE
                                                                  (000)                    (000)
------------------------------------------------------------------------------------------------
PERU (5.3%)
SOVEREIGN (5.3%)
    Republic of Peru,
      9.125%, 2/21/12                                   $         1,690          $         1,802
    Republic of Peru,
      9.875%, 2/6/15                                              7,215                    7,918
------------------------------------------------------------------------------------------------
                                                                                           9,720
================================================================================================
PHILIPPINES (4.0%)
SOVEREIGN (4.0%)
    Republic of Philippines, Global Bond,
      9.375%, 1/18/17                                             2,445                    2,683
    Republic of Philippines, Global Bond,
      9.875%, 1/15/19                                             2,380                    2,627
    Republic of Philippines, Global Bond,
      10.625%, 3/16/25                                            1,650                    1,920
------------------------------------------------------------------------------------------------
                                                                                           7,230
================================================================================================
QATAR (0.7%)
SOVEREIGN (0.7%)
    State of Qatar (Registered),
      9.75%, 6/15/30                                                960                    1,334
------------------------------------------------------------------------------------------------
RUSSIA (19.9%)
SOVEREIGN (19.9%)
    Russian Federation, 5.00%, 3/31/30                              758(b),(c)               736
    Russian Federation, 8.75%, 7/24/05                            2,840                    3,166
    Russian Federation (Registered),
      5.00%, 3/31/30                                             13,594(b)                13,186
    Russian Federation (Registered),
      12.75%, 6/24/28                                            11,400                   19,152
------------------------------------------------------------------------------------------------
                                                                                          36,240
================================================================================================
SOUTH KOREA (0.7%)
SOVEREIGN (0.7%)
    Republic of South Korea,
      4.25%, 6/1/13                                               1,300                    1,266
------------------------------------------------------------------------------------------------
TUNISIA (0.4%)
SOVEREIGN (0.4%)
    Central Bank of Tunisia,
      7.375%, 4/25/12                                               660                      769
------------------------------------------------------------------------------------------------
UKRAINE (1.2%)
SOVEREIGN (1.2%)
    Republic of Ukraine, (Registered),
      11.00%, 3/15/07                                             2,042                    2,249
------------------------------------------------------------------------------------------------
URUGUAY (0.3%)
SOVEREIGN (0.3%)
    Government of Uruguay, 7.25%, 2/15/11                           709                      564
------------------------------------------------------------------------------------------------
VENEZUELA (3.4%)
SOVEREIGN (3.4%)
    Republic of Venezuela, Debt Conversion
      Bond, Series DL, (Floating Rate),
      1.875%, 12/18/07                                            2,962                    2,381
    Republic of Venezuela, Global Bond,
      9.25%, 9/15/27                                              5,060                    3,744
------------------------------------------------------------------------------------------------
                                                                                           6,125
================================================================================================
  TOTAL FIXED INCOME SECURITIES
    (COST $163,484)                                                                      175,772
================================================================================================

                                                                 NO. OF                    VALUE
                                                                 RIGHTS                    (000)
------------------------------------------------------------------------------------------------
RIGHTS (0.0%)
MEXICO (0.0%)
    United Mexican States, Value
      Recovery Rights expiring 6/30/04                            1,769(d)       $            17
    United Mexican States, Value
      Recovery Rights expiring 6/30/05                            1,769(d)                     5
    United Mexican States, Value
      Recovery Rights expiring 6/30/06                            1,769(d)                     2
------------------------------------------------------------------------------------------------
  TOTAL RIGHTS (COST $--@)                                                                    24
================================================================================================

                                                                 NO. OF
                                                               WARRANTS
------------------------------------------------------------------------------------------------
WARRANTS (0.0%)
COLOMBIA (0.0%)
  Occidente y Caribe, expiring
    3/15/04                                                       9,970(d),(e)                --@
================================================================================================
NIGERIA (0.0%)
  Central Bank of Nigeria, expiring
    11/15/20                                                      3,250(d),(e)                --@
------------------------------------------------------------------------------------------------
VENEZUELA (0.0%)
  Republic of Venezuela, Oil-linked Payment
    Obligation, expiring 4/15/20                                  3,750(d)                    --@
------------------------------------------------------------------------------------------------
  TOTAL WARRANTS (COST $6)                                                                    --@
================================================================================================

                                                                   FACE
                                                                 AMOUNT
                                                                  (000)
------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT (2.2%)
UNITED STATES (2.2%)
REPURCHASE AGREEMENT (2.2%)
  J.P. Morgan Securities, Inc., 1.05%, dated
    6/30/03, due 7/1/03
    (COST $3,964)                                       $         3,964(f)                 3,964
------------------------------------------------------------------------------------------------
FOREIGN CURRENCY (0.0%)
  Euro (COST $40)                                       EUR          35                       40
================================================================================================
TOTAL INVESTMENTS (98.8%) (COST $167,494)                                                179,776
================================================================================================

                                                                 AMOUNT
                                                                  (000)
------------------------------------------------------------------------------------------------
OTHER ASSETS (3.8%)
  Interest Receivable                                   $         3,853
  Due from Broker                                                 2,214
  Receivable for Portfolio Shares Sold                              849                    6,916
================================================================================================
LIABILITIES (-2.6%)
  Payable for Investments Purchased                              (2,588)
  Payable for Portfolio Shares Redeemed                          (1,152)
  Bank Overdraft Payable                                           (452)
  Investment Advisory Fees Payable                                 (346)
  Shareholder Reporting Expense Payable                             (45)
  Administrative Fees Payable                                       (41)
  Custodian Fees Payable                                            (14)
  Professional Fees Payable                                         (12)
  Directors' Fees and Expenses Payable                               (3)                  (4,653)
================================================================================================
NET ASSETS (100%)                                                                $       182,039
================================================================================================

     The accompanying notes are an integral part of the financial statements

                                   THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
                                   Emerging Markets Debt Portfolio

                                   FINANCIAL STATEMENTS
                                   June 30, 2003 (unaudited)

Statement of Net Assets (cont'd)

                                                                          AMOUNT
                                                                           (000)
--------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
Paid-in Capital                                                  $       170,732
Undistributed (Distributions in Excess of)
  Net Investment Income                                                    5,446
Accumulated Net Realized Gain (Loss)                                      (6,507)
Unrealized Appreciation (Depreciation) on Investments,
  Futures and Foreign Currency Translations                               12,368
--------------------------------------------------------------------------------
NET ASSETS                                                       $       182,039
================================================================================
CLASS I:

NET ASSETS                                                       $       180,209

NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE

  Applicable to 21,681,238 outstanding $0.001 par value shares
    (authorized 500,000,000 shares)                              $          8.31
================================================================================
CLASS II:

NET ASSETS                                                       $         1,830

NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE

  Applicable to 220,548 outstanding $0.001 par value shares
    (authorized 500,000,000 shares)                              $          8.30

================================================================================

FUTURES CONTRACTS:

  The Portfolio had the following futures contract(s) open at period end:

                                                                      NET
                                                                   UNREALIZED
                             NUMBER OF     VALUE      EXPIRATION   GAIN (LOSS)
                             CONTRACTS     (000)         DATE        (000)
------------------------------------------------------------------------------
Short:
  5 Year U.S.
    Treasury Note                  511   $   58,829     Sep-03     $        48

  10 Year U.S.
    Treasury Note                  229       26,893     Sep-03              37
------------------------------------------------------------------------------
                                                                   $        85
==============================================================================

(a) -- Security is in default.
(b) -- Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of June 30, 2003. Maturity date disclosed is the ultimate maturity date.
(c) -- 144A Security - certain conditions for public sale may exist.
(d) -- Non-income producing security.
(e) -- Security valued at fair value -- see note A-1 to financial statements.
       At June 30, 2003, the Portfolio held less than $500 of fair valued securities.
(f) -- The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated funds.
  @ -- Value is less than $500.
PIK -- Payment-in-Kind -- Income may be paid in additional securities or cash at the discretion of the issuer.
EUR -- Euro

     The accompanying notes are an integral part of the financial statements

Statement of Operations

                                                                                      SIX MONTHS ENDED
                                                                                         JUNE 30, 2003
                                                                                           (UNAUDITED)
                                                                                                 (000)
------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Interest (net of $12 foreign taxes withheld)                                         $         7,324
------------------------------------------------------------------------------------------------------
EXPENSES:
  Investment Advisory Fees                                                                         599
  Administrative Fees                                                                              191
  Shareholder Reporting                                                                             74
  Professional Fees                                                                                 24
  Custodian Fees                                                                                    23
  Interest Expense                                                                                  10
  Directors' Fees and Expenses                                                                       2
  Other                                                                                             19
------------------------------------------------------------------------------------------------------
    Total Expenses                                                                                 942
------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                                     6,382
------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) ON:
  Investments Sold                                                                               7,698
  Foreign Currency Transactions                                                                    (47)
  Futures Contracts                                                                             (2,058)
------------------------------------------------------------------------------------------------------
    Net Realized Gain (Loss)                                                                     5,593
------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
  Investments                                                                                   11,881
  Futures                                                                                          263
------------------------------------------------------------------------------------------------------
    Change in Unrealized Appreciation (Depreciation)                                            12,144
------------------------------------------------------------------------------------------------------
  NET REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                 17,737
------------------------------------------------------------------------------------------------------
    NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                    $        24,119
======================================================================================================

     The accompanying notes are an integral part of the financial statements

                                   THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                   Emerging Markets Debt Portfolio

Statement of Changes in Net Assets

                                                                                            SIX MONTHS ENDED
                                                                                               JUNE 30, 2003         YEAR ENDED
                                                                                                 (UNAUDITED)  DECEMBER 31, 2002
                                                                                                       (000)              (000)
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment Income (Loss)                                                               $         6,382   $          6,836
  Net Realized Gain (Loss)                                                                             5,593             (1,097)
  Change in Unrealized Appreciation (Depreciation)                                                    12,144                (19)
----------------------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Net Assets Resulting from Operations                                   24,119              5,720
----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Class I:
  Net Investment Income                                                                                   --             (7,614)
  Class II*:
  Net Investment Income                                                                                   --                 --@
----------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                                                                   --             (7,614)
----------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (1):
  Class I:
  Subscribed                                                                                         133,274            206,048
  Distributions Reinvested                                                                                --              7,613
  Redeemed                                                                                           (90,413)          (152,653)
  Class II*:
  Subscribed                                                                                           1,920                 --
  Redeemed                                                                                              (128)                --
----------------------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions                   44,653             61,008
----------------------------------------------------------------------------------------------------------------------------------
  Total Increase (Decrease) in Net Assets                                                             68,772             59,114
NET ASSETS:
  Beginning of Period                                                                                113,267             54,153
----------------------------------------------------------------------------------------------------------------------------------
  End of Period (including undistributed (distributions in excess of) net
    investment income of $5,446 and $(936), respectively)                                    $       182,039   $        113,267
----------------------------------------------------------------------------------------------------------------------------------
(1) CAPITAL SHARE TRANSACTIONS:
----------------------------------------------------------------------------------------------------------------------------------
    Class I:
    Shares Subscribed                                                                                 17,416             28,683
    Shares Issued on Distributions Reinvested                                                             --              1,077
    Shares Redeemed                                                                                  (11,746)           (21,553)
----------------------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Class I Capital Shares Outstanding                                      5,670              8,207
    Class II*:
    Shares Subscribed                                                                                    237                 --
    Shares Redeemed                                                                                      (16)                --
----------------------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Class II Capital Shares Outstanding                                       221                 --
==================================================================================================================================

*  Class II shares commenced operations on December 19, 2002
@  Amount is less than $500

     The accompanying notes are an integral part of the financial statements

Financial Highlights
Selected Per Share Data and Ratios

                                                                                               CLASS I
-------------------------------------------------------------------------------------------------------------------------
                                                            SIX MONTHS ENDED             YEAR ENDED DECEMBER 31,
                                                            JUNE 30, 2003   ---------------------------------------------
                                                            (UNAUDITED)             2002            2001            2000
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                       $       7.07      $      6.94     $      6.91     $      6.91
-------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                                     0.33#            0.56#           0.64            0.85
  Net Realized and Unrealized Gain (Loss)                          0.91             0.08            0.06           (0.06)
-------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                               1.24             0.64            0.70            0.79
-------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                              --            (0.51)          (0.67)          (0.79)
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                             $       8.31      $      7.07     $      6.94     $      6.91
=========================================================================================================================
TOTAL RETURN                                                      17.54%++          9.22%          10.10%          11.39%
=========================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (000's)                          $    180,209      $   113,267     $    54,153     $    53,526
Ratio of Expenses to Average Net Assets                            1.26%**          1.22%           1.17%           1.40%
Ratio of Expenses to Average Net Assets Excluding
  Interest Expense                                                  N/A              N/A             N/A            1.30%
Ratio of Net Investment Income (Loss) to Average Net
  Assets                                                           8.51%**          7.77%           8.92%          13.20%
Portfolio Turnover Rate                                             137%++           274%            378%            469%
-------------------------------------------------------------------------------------------------------------------------
Effect of Voluntary Expense Limitation During the Period:
    Per Share Benefit to Net Investment Income (Loss)               N/A              N/A             N/A     $      0.01
Ratios Before Expense Limitation:
    Expenses to Average Net Assets                                  N/A              N/A             N/A            1.61%
    Net Investment Income (Loss) to Average Net Assets              N/A              N/A             N/A           12.99%

                                                                      CLASS I
---------------------------------------------------------------------------------------
                                                             YEAR ENDED DECEMBER 31,
---------------------------------------------------------------------------------------
                                                                 1999           1998
---------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                       $     6.10     $     9.67
---------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                                   0.97           0.85
  Net Realized and Unrealized Gain (Loss)                        0.80          (3.60)
---------------------------------------------------------------------------------------
    Total from Investment Operations                             1.77          (2.75)
---------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                         (0.96)         (0.82)
---------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                             $     6.91     $     6.10
=======================================================================================
TOTAL RETURN                                                    29.37%        (28.38)%
=======================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (000's)                          $   31,558     $   24,932
Ratio of Expenses to Average Net Assets                          1.43%          1.52%
Ratio of Expenses to Average Net Assets Excluding
  Interest Expense                                               1.30%          1.30%
Ratio of Net Investment Income (Loss) to Average Net
  Assets                                                        13.79%         10.94%
Portfolio Turnover Rate                                           396%           449
---------------------------------------------------------------------------------------
Effect of Voluntary Expense Limitation During the Period:
    Per Share Benefit to Net Investment Income (Loss)      $     0.03     $     0.04
Ratios Before Expense Limitation:
    Expenses to Average Net Assets                               1.78%          2.05%
    Net Investment Income (Loss) to Average Net Assets          13.43%         10.41%

                                                                                       CLASS II
------------------------------------------------------------------------------------------------------------------------
                                                                        SIX MONTHS ENDED               PERIOD FROM
                                                                        JUNE 30, 2003           DECEMBER 19, 2002*
                                                                        (UNAUDITED)           TO DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                    $           7.06          $           7.57
INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                                                      0.32#                     0.02#
  Net Realized and Unrealized Gain (Loss)                                           0.92                     (0.02)
------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                                1.24                        --
------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                                               --                     (0.51)
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                          $           8.30          $           7.06
========================================================================================================================
TOTAL RETURN                                                                       17.56%++                   0.00%++
========================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (000's)                                       $          1,830          $             --@
Ratio of Expenses to Average Net Assets                                             1.31%**                   1.27%**
Ratio of Net Investment Income (Loss) to Average Net Assets                         8.46%**                   7.72%**
Portfolio Turnover Rate                                                              137%++                    274%++
------------------------------------------------------------------------------------------------------------------------
Effect of Voluntary Expense Limitation During the Period:
    Per Share Benefit to Net Investment Income (Loss)                                N/A          $           0.00+#
Ratios Before Expense Limitation:
    Expenses to Average Net Assets                                                   N/A                      1.57%**
    Net Investment Income (Loss) to Average Net Assets                               N/A                      7.42%**
------------------------------------------------------------------------------------------------------------------------

*   Commencement of Operations
#   Per share amount is based on average shares outstanding
+   Amount is less than $0.005 per share
++  Not annualized
@   Amount is less than $500
**  Annualized

     The accompanying notes are an integral part of the financial statements

                                   THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                   Semi-Annual Report - June 30, 2003

Notes to Financial Statements (unaudited)

The Universal Institutional Funds, Inc., (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund is comprised of seventeen separate active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios").

The accompanying financial statements relate to the Emerging Markets Debt Portfolio. The Portfolio seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies. Effective December 19, 2002, the Portfolio began offering a second class of shares -- Class II shares. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

A. ACCOUNTING POLICIES: The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in the preparation of the financial statements. Accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1. SECURITY VALUATION: Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Unlisted and listed equity securities not traded on the valuation date, for which market quotations are readily available, are valued at the mean between the current bid and asked prices obtained from reputable brokers. Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service. The prices provided by a pricing service are not determined solely with regard to bid or last sale prices, but take into account institutional size trading in similar groups of securities, security quality, maturity, coupon and other security characteristics and any developments related to the specific securities. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value. For all other securities and investments for which market values are not readily available, including restricted securities, and where prices determined in accordance with the aforementioned procedures are not reflective of fair market value, values are determined in good faith, under fair valuation procedures adopted by the Board of Directors, although the actual calculations may be done by others.

2. REPURCHASE AGREEMENTS: The Portfolios of the Fund may enter into repurchase agreements under which the Portfolio lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

3. FOREIGN CURRENCY TRANSLATION AND FOREIGN INVESTMENTS: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars last quoted by a major bank as follows:

   - investments, other assets and liabilities at the prevailing rates of exchange on the valuation date;

   - investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

   Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end.

   Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

   Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Net Assets. The change in net unrealized currency gains (losses) for the period is reflected on the Statement of Operations.

   Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

   Prior governmental approval for foreign investments may be required under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violation of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Statement of Net Assets) may be created and offered for investment. The "local" and "foreign" shares' market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares. Such securities, if any, are identified as fair valued in the Statement of Net Assets.

4. FOREIGN CURRENCY EXCHANGE CONTRACTS: Certain Portfolios may enter into foreign currency exchange contracts generally to attempt to protect securities and related receivables and payables against changes in future foreign currency exchange rates. A foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio records realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and is generally limited to the amount of the unrealized gain on the contracts, if any, at the date of default. Risks may also arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

5. FUTURES: Certain Portfolios may purchase and sell futures contracts. Futures contracts provide for the sale by one party and purchase by another party of a specified amount of a specified security, index, instrument or basket of instruments. Futures contracts (secured by cash or government securities deposited with brokers or custodians as "initial margin") are valued based upon their quoted daily settlement prices; changes in initial settlement value (represented by cash paid to or received from brokers as "variation margin") are accounted for as unrealized appreciation (depreciation). When futures contracts are closed, the difference between the opening value at the date of purchase and the value at closing is recorded as realized gains or losses in the Statement of Operations. Due from (to) broker is comprised of initial margin and variation margin, as stated in the Statement of Net Assets.

   Certain Portfolios may use futures contracts in order to manage exposure to the stock and bond markets, to hedge against unfavorable changes in the value of securities or to remain fully invested and to reduce transaction costs. Futures contracts involve market risk in excess of the amounts recognized in the Statement of Net Assets.

   Risks arise from the possible movements in security values underlying these instruments. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that a Portfolio may not be able to enter

                                   THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                   Semi-Annual Report - June 30, 2003

Notes to Financial Statements (cont'd)

   into a closing transaction because of an illiquid secondary market.

6. FORWARD COMMITMENTS AND WHEN-ISSUED/DELAYED DELIVERY SECURITIES: The Portfolio may make forward commitments to purchase or sell securities. Payment and delivery for securities which have been purchased or sold on a forward commitment basis can take place up to 120 days after the date of the transaction. Additionally, the Portfolio may purchase securities on a when-issued or delayed delivery basis. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price and yield, and no income accrues to the Portfolio on such securities prior to delivery. When the Portfolio enters into a purchase transaction on a when-issued or delayed delivery basis, it establishes either a segregated account in which it maintains liquid assets in an amount at least equal in value to the Portfolio's commitments to purchase such securities or designates such assets as segregated on the Portfolio's records. Purchasing securities on a forward commitment or when-issued or delayed-delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery.

7. LOAN AGREEMENTS: The Portfolio may invest in fixed and floating rate loans ("Loans") arranged through private negotiations between an issuer of sovereign debt obligations and one or more financial institutions ("Lenders") deemed to be creditworthy by the investment adviser. The Portfolio's investments in Loans may be in the form of participations in Loans ("Participations") or assignments of all or a portion of Loans ("Assignments") from third parties. The Portfolio's investment in Participations typically results in the Portfolio having a contractual relationship with only the Lender and not with the borrower. The Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only upon receipt by the Lender of the payments from the borrower. The Portfolio generally has no right to enforce compliance by the borrower with the terms of the loan agreement. As a result, the Portfolio may be subject to the credit risk of both the borrower and the Lender that is selling the Participation. When the Portfolio purchases Assignments from Lenders, it typically acquires direct rights against the borrower on the Loan. Because Assignments are arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by the Portfolio as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender.

8. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on the specific identified cost basis. Dividend income is recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt and is recorded net of foreign withholding tax. Discounts and premiums on securities purchased (other than mortgage-backed securities) are amortized according to the effective yield method over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

   Settlement and registration of foreign securities transactions may be subject to significant risks not normally associated with investments in the United States. In certain markets, ownership of shares is defined according to entries in the issuer's share register. It is possible that a Portfolio holding these securities could lose its share registration through fraud, negligence or even mere oversight. In addition, shares being delivered for sales and cash being paid for purchases may be delivered before the exchange is complete. This may subject the Portfolio to further risk of loss in the event of a failure to complete the transaction by the counterparty.

B. ADVISER: Morgan Stanley Asset Management ("MSAM"), a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with investment advisory services for a fee, paid quarterly, at the annual rate based on average daily net assets as follows:

                    FROM $500
FIRST $500         MILLION TO        MORE THAN
   MILLION         $1 BILLION       $1 BILLION
-----------------------------------------------
      0.80%              0.75%            0.70%

MSAM has agreed to reduce fees payable to it and to reimburse the Portfolio, if necessary, to the extent that the annual operating expenses, excluding interest and extraordinary expenses, expressed as a percentage of average daily net assets, exceed the maximum ratio of 1.30% for Class I shares and 1.35% for Class II shares.

C. ADMINISTRATOR: MSAM (the "Administrator") also provides the Portfolio with administrative services pursuant to an administrative agreement for a monthly fee which on an annual basis equals 0.25% of the average daily net assets of the Portfolio, plus reimbursement of out-of-pocket expenses. Under an agreement between the Administrator and J.P. Morgan Investor Services Co. ("JPMIS"), a corporate affiliate of JPMorgan Chase Bank, JPMIS provides certain administrative services to the Fund. For such services, the Administrator pays JPMIS a portion of the fee the Administrator receives from the Fund. An employee of JPMIS is an officer of the Fund. In addition, the Fund incurs local administration fees in connection with doing business in certain emerging market countries.

D. DISTRIBUTOR: Morgan Stanley & Co., Incorporated (the "Distributor"), a wholly-owned subsidiary of Morgan Stanley, serves as the distributor of the Fund and provides the Portfolio's Class II shareholders with distribution services pursuant to a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Portfolio is authorized to pay the Distributor a monthly distribution fee at a rate of 0.35% of the Portfolio's average daily net assets attributable to Class II shares. The Distributor has voluntarily agreed to waive 0.30% of the 0.35% distribution fee that it may receive.

E. CUSTODIAN: JPMorgan Chase Bank serves as custodian for the Fund in accordance with a custodian agreement.

F. DIRECTORS' FEES: Each Director of the Fund who is not an officer of the Fund or an affiliated person as defined under the Investment Company Act of 1940, as amended, may elect to participate in the Directors' Deferred Compensation Plan (the "Compensation Plan"). Under the Compensation Plan, such Directors may elect to defer payment of a percentage of their total fees earned as a Director of the Fund. These deferred portions are treated, based on an election by the Director, as if they were either invested in certain Portfolios' shares or invested in U.S. Treasury Bills, as defined under the Compensation Plan. Deferred fees payable under the Compensation Plan of $2,000 are included in Directors' Fees and Expenses Payable on the Statement of Net Assets. The deferred portion of the Directors' Fees and Expenses shown on the Statement of Operations is impacted by fluctuations in the market value of the investments selected by each Director. For the six months ended June 30, 2003, Directors' Fees and Expenses were increased by $200 due to these fluctuations.

G. FEDERAL INCOME TAXES: It is each Portfolio's intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

Certain Portfolios may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as these amounts are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

Distributions from the Portfolio are recorded on the ex-dividend date. The amount and character of income and capital gain distributions to be paid by the Portfolio are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. Accordingly, the tax character of distributions paid may differ from the character of distributions shown on the Statement of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during 2002 and 2001 was as follows:

                          (000)
--------------------------------------------------------
    2002 DISTRIBUTIONS             2001 DISTRIBUTIONS
        PAID FROM:                     PAID FROM:
--------------------------      ------------------------
  ORDINARY       LONG-TERM      ORDINARY       LONG-TERM
    INCOME    CAPITAL GAIN        INCOME    CAPITAL GAIN
--------------------------------------------------------
  $  7,614      $   --          $  4,737      $    --

Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications among undistributed net investment income
(loss), accumulated net realized gain (loss) and paid-in capital. Permanent book and tax differences, if any, are not included in ending undistributed net investment income (loss) for the purpose of calculating net investment income
(loss) per share in the Financial Highlights.

At December 31, 2002, the Portfolio had no distributable earnings on a tax basis.

At June 30, 2003, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of the Portfolio (excluding foreign currency if applicable) were:

                                                           NET
      COST       APPRECIATION    DEPRECIATION     APPRECIATION
     (000)              (000)           (000)            (000)
----------------------------------------------------------------
$  167,454         $   13,087      $    (805)       $   12,282

At December 31, 2002, the Portfolio had available capital loss carryforwards to offset future net capital gains, to the extent provided by regulations, of approximately $11,099,000 of which $7,367,000 will expire on December 31, 2006, $1,503,000 will expire on December 31, 2007, $1,337,000

                                   THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                   Semi-Annual Report - June 30, 2003

Notes to Financial Statements (cont'd)

will expire on December 31, 2009 and $892,000 will expire on December 31, 2010. To the extent that capital loss carry-forwards are used to offset any future net capital gains realized during the carryforward period as provided by U.S. tax regulations, no capital gains tax liability will be incurred by the Portfolio for gains realized and not distributed. To the extent that capital gains are so offset, such gains will not be distributed to shareholders.

H. OTHER: For the six months ended June 30, 2003, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $241,364,000 and $195,018,000, respectively. There were no purchases and sales of U.S. Government securities for the six months ended June 30, 2003.

From time to time, the Portfolio may have shareholders that hold a significant portion of the Portfolio's outstanding shares. Investment activities of these shareholders could have a material impact on the Portfolio.

I. SUPPLEMENTAL PROXY INFORMATION:

On June 5, 2003, a special meeting of the shareholders of the Fund was held. The following is a summary of the proposal presented and the total number of shares voted:

PROPOSAL:

   1. To elect the following Directors, effective July 31, 2003:

                               VOTES IN           VOTES
                               FAVOR OF          AGAINST
                           --------------------------------
1) Michael Bozic             194,221,863       12,309,549
2) Charles A. Fiumefreddo    193,919,371       12,612,041
3) Edwin J. Garn             194,444,074       12,087,338
4) Wayne E. Hedien           194,545,061       11,986,351
5) James F. Higgins          194,623,217       11,908,195
6) Dr. Manuel H. Johnson     194,673,442       11,857,970
7) Philip J. Purcell         194,261,190       12,270,222

Also effective July 31, 2003, John D. Barrett II, Thomas P. Gerrity, Gerard E. Jones, Vincent R. McLean, C. Oscar Morong, Jr. and William G. Morton, Jr. have resigned from the Board of Directors.

DIRECTORS                                         OFFICERS

Michael Bozic                                     Charles A. Fiumefreddo
                                                  CHAIRMAN OF THE BOARD
Charles A. Fiumefreddo
                                                  Mitchell M. Merin
Edwin J. Garn                                     PRESIDENT

Wayne E. Hedien                                   Ronald E. Robison
                                                  EXECUTIVE VICE PRESIDENT AND PRINCIPAL EXECUTIVE OFFICER
James F. Higgins
                                                  Barry Fink
Dr. Manuel H. Johnson                             VICE PRESIDENT

Joseph J. Kearns                                  Joseph J. McAlinden
                                                  VICE PRESIDENT
Michael Nugent
                                                  Stefanie V. Chang
Philip J. Purcell                                 VICE PRESIDENT

Fergus Reid                                       James W. Garrett
                                                  TREASURER AND CHIEF FINANCIAL OFFICER
INVESTMENT ADVISER AND ADMINISTRATOR
Morgan Stanley Asset Management                   Michael J. Leary
1221 Avenue of the Americas                       ASSISTANT TREASURER
New York, New York 10020
                                                  Mary E. Mullin
DISTRIBUTOR                                       SECRETARY
Morgan Stanley & Co. Incorporated
1221 Avenue of the Americas                       LEGAL COUNSEL
New York, New York 10020                          Mayer, Brown, Rowe & Maw LLP
                                                  1675 Broadway
CUSTODIAN                                         New York, New York 10019-5820
JPMorgan Chase Bank
270 Park Avenue                                   INDEPENDENT AUDITORS
New York, New York 10017                          Ernst & Young LLP
                                                  200 Clarendon Street
                                                  Boston, Massachusetts 02116-5072


This report is authorized for distribution only when preceded or accompanied by the prospectus of The Universal Institutional Funds, Inc. which describes in detail each Investment Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im.

                                         THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
[MORGAN STANLEY LOGO]
                                         Semi-Annual Report -- June 30, 2003


Emerging Markets Equity Portfolio

                             THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
                             Emerging Markets Equity Portfolio

                             FINANCIAL STATEMENTS
                             June 30, 2003 (unaudited)

Statement of Net Assets

                                                                                             VALUE
                                                                       SHARES                (000)
--------------------------------------------------------------------------------------------------
COMMON STOCKS (95.1%)
ARGENTINA (0.2%)
  Tenaris S.A                                                          13,900(a)      $        354
--------------------------------------------------------------------------------------------------
BRAZIL (7.0%)
  Aracruz Celulose S.A.                                                15,300                  322
  Banco Bradesco S.A. ADR
    (Preferred)                                                        20,062                  375
  Banco Itau S.A. (Preferred)                                       3,332,000                  224
  Banco Itau S.A. ADR                                                  31,092                1,054
  CEMIG (Preferred)                                                11,022,001                  103
  CEMIG ADR                                                            19,200                  177
  Companhia de Bebidas das
    Americas ADR (Preferred)                                           99,659                2,028
  Companhia Siderurgica Nacional
    S.A.                                                               21,500                  533
  CVRD ADR                                                              9,400                  279
  CVRD ADR (Preferred)                                                 58,226                1,616
  Lojas Arapua (Preferred)                                          2,311,000(a)(b)             --@
  Lojas Arapua GDR                                                      1,305(a)(b)             --@
  Petrobras S.A. (Preferred)                                            6,381                  114
  Petrobras S.A. ADR                                                  112,524                2,224
  Petrobras S.A. ADR (Preferred)                                      102,772                1,825
  Tele Norte Leste Participacoes
    S.A. ADR                                                           35,800                  418
  Telemar S.A. (Preferred)                                         30,761,000                  360
  Votorantim Celulose e Papel
    S.A. ADR (Preferred)                                               17,900                  346
--------------------------------------------------------------------------------------------------
                                                                                            11,998
==================================================================================================
CHINA/HONG KONG (3.6%)
  BYD Co., Ltd.                                                       256,000                  576
  China Oilfield Services Ltd.                                      1,559,000                  350
  China Shipping Development Co.                                    1,484,000                  528
  CNOOC Ltd.                                                        1,742,000                2,569
  Denway Motors Ltd.                                                1,098,000                  496
  Huaneng Power International,
    Inc., Class H                                                     923,000                1,054
  TPV Technology Ltd.                                               1,773,000                  614
--------------------------------------------------------------------------------------------------
                                                                                             6,187
==================================================================================================
CZECH REPUBLIC (0.4%)
  Cesky Telecom A.S.                                                   49,620                  511
  Komercni Banka A.S.                                                   1,300                   94
  Komercni Banka A.S. GDR                                               2,000                   48
--------------------------------------------------------------------------------------------------
                                                                                               653
==================================================================================================
EGYPT (0.9%)
  Commercial International Bank                                        32,422                  199
  MobiNil-Egyptian Mobile Network                                      38,395                  343
  Orascom Construction
    Industries                                                         38,759                  314
  Orascom Construction
    Industries, ADR                                                    45,786(a)               726
--------------------------------------------------------------------------------------------------
                                                                                             1,582
==================================================================================================
HUNGARY (0.5%)
  Matav Rt.                                                           110,406                  379
  Matav Rt. ADR                                                         6,195                  107
  OTP Bank Rt. GDR                                                         50(a)                 1
  OTP Bank Rt.                                                         37,388(a)      $        362
--------------------------------------------------------------------------------------------------
                                                                                               849
==================================================================================================
INDIA (5.3%)
  Bharat Heavy Electricals Ltd.                                       114,500                  664
  Colgate-Palmolive (India) Ltd.                                       98,632                  292
  Container Corp. of India Ltd.                                        46,164                  342
  GlaxoSmithkline
    Pharmaceuticals Ltd.                                               26,000                  200
  Gujarat Ambuja Cements                                               88,000                  389
  Hero Honda Motors Ltd.                                               74,975                  409
  Hindalco Industries Ltd.                                             17,200                  276
  Hindustan Lever Ltd.                                                101,500                  390
  India Info.com, PCL                                                  58,026(b)(c)             --@
  Infosys Technologies Ltd.                                             6,590                  464
  ITC Ltd.                                                             31,000                  512
  Mahanagar Telephone Nigam
    Ltd.                                                              129,300                  316
  Morgan Stanley India Growth
    Fund, Inc.                                                      3,926,900(a)(d)            839
  Oil & Natural Gas Corp., Ltd.                                        66,100                  688
  Ranbaxy Laboratories Ltd.                                            33,880                  573
  Reliance Industries Ltd.                                             55,400                  387
  State Bank of India                                                 135,854(b)             1,177
  Steel Authority of India Ltd.                                       889,863(a)               331
  Tata Engineering & Locomotive
    Co.                                                               118,000                  503
  Tata Iron & Steel Co., Ltd.                                          71,500                  261
--------------------------------------------------------------------------------------------------
                                                                                             9,013
==================================================================================================
INDONESIA (3.6%)
  Astra International Tbk PT                                        5,526,884(a)             2,395
  Bank Central Asia Tbk PT                                          1,879,000                  655
  Bank Mandiri Persero Tbk PT                                       1,740,500(a)               142
  Hanjaya Mandala Sampoerna
    Tbk PT                                                          1,057,000                  532
  Ramayana Lestari Sentosa Tbk
    PT                                                              2,048,500                  801
  Telekomunikasi Indonesia Tbk
    PT                                                              2,906,500                1,629
--------------------------------------------------------------------------------------------------
                                                                                             6,154
==================================================================================================
ISRAEL (2.0%)
  Bank Hapoalim Ltd.                                                  315,200(a)               669
  Bank Leumi Le-Israel                                                231,800(a)               371
  Check Point Software
    Technologies Ltd.                                                 105,170(a)             2,056
  ECI Telecom Ltd.                                                     99,911(a)               294
--------------------------------------------------------------------------------------------------
                                                                                             3,390
==================================================================================================
JORDAN (0.0%)
  Arab Bank plc                                                           430                  131
==================================================================================================
MALAYSIA (3.0%)
  Commerce Asset Holding Bhd                                          425,000                  387
  Gamuda Bhd                                                          639,000                1,034
  Magnum Corp. Bhd                                                  1,028,000                  723
  Malayan Banking Bhd                                                 557,300                1,261

     The accompanying notes are an integral part of the financial statements

                                                                                             VALUE
                                                                       SHARES                (000)
--------------------------------------------------------------------------------------------------
MALAYSIA (CONT'D)
  Perusahaan Otomobil Nasional
    Bhd                                                               166,000         $        354
  Resorts World Bhd                                                   185,000                  477
  SP Setia Bhd                                                        641,999                  483
  YTL Corp. Bhd                                                       373,000                  393
--------------------------------------------------------------------------------------------------
                                                                                             5,112
==================================================================================================
MEXICO (7.0%)
  America Movil S.A. de C.V.,
    Class L ADR                                                       181,605                3,405
  Coca-Cola Femsa S.A.                                                 10,600(a)               228
  FEMSA                                                               234,241                  963
  Grupo Aeroportuario del Sureste
    S.A. ADR                                                           33,630                  492
  Grupo Financiero BBVA
    Bancomer ADR                                                       21,200(a)               359
  Grupo Financiero BBVA
    Bancomer, S.A. de C.V.                                          1,135,911(a)               959
  Telmex ADR, Class L                                                 102,904                3,233
  Wal-Mart de Mexico ADR,
    Class V                                                             6,194                  183
  Wal-Mart de Mexico, Class C                                          73,446                  198
  Wal-Mart de Mexico, Class V                                         668,673                1,970
--------------------------------------------------------------------------------------------------
                                                                                            11,990
==================================================================================================
POLAND (0.9%)
  Bank Pekao S.A. GDR                                                     763(a)                19
  Bank Pekao S.A.                                                      60,665(a)             1,572
--------------------------------------------------------------------------------------------------
                                                                                             1,591
==================================================================================================
RUSSIA (8.7%)
  Gazprom ADR                                                         140,300                2,638
  Lukoil Holding ADR                                                   36,379                2,874
  MMC Norilsk Nickel ADR                                               27,500(a)               941
  Mobile Telesystems                                                   13,500                  788
  Mobile Telesystems ADR                                               27,500                1,622
  Surgutneftegaz ADR                                                   73,124                1,528
  Surgutneftegaz ADR (Preferred)                                        9,029                  229
  United Energy System                                                 51,300(a)             1,306
  Vimpel Communications ADR                                            14,800(a)               687
  Yukos ADR                                                            42,054                2,355
--------------------------------------------------------------------------------------------------
                                                                                            14,968
==================================================================================================
SOUTH AFRICA (16.0%)
  ABSA Group Ltd.                                                      80,900                  380
  Anglo American plc                                                  359,499                5,574
  Anglo American plc
    (London Shares)                                                   160,784                2,462
  AngloGold Ltd.                                                       18,900                  599
  AngloGold Ltd. ADR                                                   22,493                  717
  Bidvest Group Ltd.                                                  106,137                  611
  FirstRand Ltd.                                                    1,612,900                1,648
  Gold Fields Ltd.                                                    164,160                1,967
  Gold Fields Ltd. ADR                                                  3,700                   45
  Harmony Gold Mining Co., Ltd.                                        49,600                  654
  Harmony Gold Mining Co., Ltd.
    ADR                                                                24,000                  323
  Impala Platinum Holdings Ltd.                                        18,001                1,074
  Liberty Group Ltd.                                                   33,440                  226
  Metro Cash & Carry Ltd.                                           1,028,146(a)      $        318
  MTN Group Ltd.                                                      695,990(a)             1,516
  Naspers Ltd.                                                        100,900                  351
  Nedcor Ltd.                                                          60,800                  728
  Old Mutual plc                                                      161,100                  238
  Old Mutual plc GBP                                                  824,713                1,195
  Sanlam Ltd.                                                         740,300                  693
  Sappi Ltd.                                                           58,950                  712
  Sappi Ltd. ADR                                                        5,010                   62
  Sasol Ltd.                                                          207,783                2,322
  Standard Bank Investment
    Corp., Ltd.                                                       536,614                2,355
  Telkom S.A. Ltd. ADR                                                  6,900(a)               144
  Telkom S.A. Ltd.                                                     88,000(a)               456
--------------------------------------------------------------------------------------------------
                                                                                            27,370
==================================================================================================
SOUTH KOREA (18.1%)
  CJ Home Shopping                                                     20,424                1,060
  Daewoo Shipbuilding & Marine
    Engineering Co., Ltd. ADR                                          44,700(a)               722
  Daewoo Shipbuilding & Marine
    Engineering Co., Ltd.                                              27,410(a)               232
  Daishin Securities Co.                                               90,050                1,560
  Good Morning Shinhan
    Securities Co., Ltd.                                               82,020(a)               364
  Hyundai Department Store Co.,
    Ltd                                                                42,420                  944
  Hyundai Mobis                                                        60,640                1,555
  Hyundai Motor Co., Ltd.
    (Preferred)                                                        38,010                  491
  LG Electronics, Inc.                                                 44,961                1,874
  LG Household & Health Care
    Ltd.                                                               28,930                  747
  Pantech Co., Ltd.                                                    25,180                  237
  POSCO                                                                 7,702                  799
  Samsung Electronics Co., Ltd.                                        34,121               10,136
  Samsung Electronics Co., Ltd.
    (Preferred)                                                        10,810                1,542
  Samsung Heavy Industries Co.,
    Ltd.                                                              140,900                  565
  Samsung SDI Co., Ltd.                                                27,970                2,118
  Samsung Securities Co.                                               40,960                  992
  Shinhan Financial Group Co.,
    Ltd.                                                               70,980                  740
  Shinsegae Co., Ltd.                                                   1,890                  295
  SK Telecom Co., Ltd.                                                 18,810                3,211
  Tong Yang Confectionery Corp.                                        11,480                  709
--------------------------------------------------------------------------------------------------
                                                                                            30,893
==================================================================================================
TAIWAN (12.4%)
  Ambit Microsystems Corp.                                            156,000                  483
  ASE Test Ltd.                                                        79,100(a)               435
  Asia Optical Co., Inc.                                              106,000(a)               552
  Capital Securities Corp.                                          1,290,000(a)               401
  Cathay Financial Holding Co.,
    Ltd.                                                              902,000                1,104
  Cheng Loong Co.                                                     741,000                  195
  Chinatrust Financial Holding Co.                                  1,799,754                1,453
  Compal Electronics, Inc.                                            270,000                  363

     The accompanying notes are an integral part of the financial statements

                             THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
                             Emerging Markets Equity Portfolio

                             FINANCIAL STATEMENTS
                             June 30, 2003 (unaudited)

Statement of Net Assets (cont'd)

                                                                                             VALUE
                                                                       SHARES                (000)
--------------------------------------------------------------------------------------------------
TAIWAN (CONT'D)
  CTCI Corp.                                                          629,000         $        408
  Eva Airways Corp.                                                 2,026,588(a)               727
  Evergreen Marine Corp.                                              936,000                  666
  Fubon Financial Holding Co.,
    Ltd.                                                              792,000(a)               635
  Hon Hai Precision Industry Co.,
    Ltd.                                                              399,100                1,449
  Largan Precision Co., Ltd.                                           88,900                  535
  Nan Ya Plastic Corp.                                                660,000                  716
  Phoenixtec Power Co., Ltd.                                          609,000                  513
  Polaris Securities Co., Ltd.                                      2,156,000(a)             1,036
  Premier Image Technology Corp.                                      563,000                  872
  Quanta Computer, Inc.                                               524,912                1,086
  Quanta Storage, Inc.                                                 11,000(a)                79
  Siliconware Precision Industries
    Co.                                                             1,189,307(a)               757
  Taishin Financial Holdings Co.,
    Ltd.                                                            1,609,000(a)               838
  Taiwan Semiconductor
    Manufacturing Co., Ltd.                                         2,775,245(a)             4,577
  Yang Ming Marine Transport                                          719,000(a)               478
  Yuanta Securities Corp.                                           1,025,000                  537
  Zyxel Communications Corp.                                          131,000(a)               246
--------------------------------------------------------------------------------------------------
                                                                                            21,141
==================================================================================================
THAILAND (3.5%)
  Bangkok Bank PCL ADR                                                140,100(a)               186
  Bangkok Bank PCL                                                    880,300(a)(b)          1,412
  BEC World PCL (Foreign)                                              30,100(b)               172
  Italian Thai Development PCL
    (Foreign)                                                         359,000(a)               286
  Kasikornbank PCL ADR                                                623,400(a)(b)            503
  Kasikornbank PCL                                                    936,700(a)               873
  Land & Houses PCL                                                 3,329,800                  751
  Siam Cement PCL                                                     368,900(a)             1,315
  Siam Commercial Bank                                                582,100(a)(b)            501
--------------------------------------------------------------------------------------------------
                                                                                             5,999
==================================================================================================
TURKEY (1.7%)
  Akbank T.A.S.                                                    64,067,028                  189
  Akcansa Cimento A.S.                                            115,445,500                  297
  Arcelik                                                         139,988,750                  488
  Enka Insaat ve Sanayi A.S.                                       14,154,580                  486
  Tofas Turk Otomobil Fabrikasa
    A.S.                                                          157,099,923(a)               183
  Tupras-Turkiye Petrol Rafinerileri
    A.S.                                                           88,424,400                  582
  Turkcell Iletisim Hizmetleri A.S.                                60,270,000(a)               403
  Turkiye IS Bankasi, Class C                                      77,170,000(a)               245
--------------------------------------------------------------------------------------------------
                                                                                             2,873
==================================================================================================
VENEZUELA (0.3%)
  CANTV ADR, Class D                                                   36,693                  458
==================================================================================================
  TOTAL COMMON STOCKS (COST $144,414)                                                      162,706
==================================================================================================

                                                                         FACE
                                                                       AMOUNT                VALUE
                                                                        (000)                (000)
--------------------------------------------------------------------------------------------------
CORPORATE BONDS (0.1%)
INDIA (0.0%)
  Hindustan Lever Ltd., 9.00%,
    1/12/05                                                INR            117(b)      $         15
--------------------------------------------------------------------------------------------------
RUSSIA (0.1%)
  Mustcom Ltd., 11.00%,
    8/11/25                                                $          985,429(b)               182
==================================================================================================
  TOTAL CORPORATE BONDS (COST $880)                                                            197
==================================================================================================
SHORT-TERM INVESTMENT (3.9%)
REPURCHASE AGREEMENT (3.9%)
  J.P. Morgan Securities, Inc.,
    1.05%, dated 6/30/03, due
    7/1/03 (COST $6,652)                                                6,652(e)             6,652
==================================================================================================
FOREIGN CURRENCY (1.1%)
  Brazilian Real                                           BRL             67                   24
  British Pound                                            GBP              1                    2
  Egyptian Rupee                                           EGP             59                   10
  Euro                                                     EUR             26                   29
  Hungarian Forint                                         HUF             95                   --@
  Indian Rupee                                             INR         57,385                1,236
  Israeli Shekel                                           ISS             13                    3
  Polish Zloty                                             PLN            158                   40
  Taiwan Dollar                                            TWD         19,997                  579
--------------------------------------------------------------------------------------------------
  TOTAL FOREIGN CURRENCY (COST $1,923)                                                       1,923
==================================================================================================
TOTAL INVESTMENTS (100.2%) (COST $153,869)                                                 171,478
==================================================================================================

                                                                       AMOUNT
                                                                        (000)
--------------------------------------------------------------------------------------------------
OTHER ASSETS (1.6%)
  Receivable for Investments
    Sold                                                         $      1,903
  Dividends Receivable                                                    380
  Receivable for Portfolio Shares
    Sold                                                                  235
  Foreign Withholding Tax Reclaim
    Receivable                                                            231
  Net Unrealized Gain on Foreign
    Currency Exchange Contracts                                            10
  Other                                                                     1                2,760
==================================================================================================
LIABILITIES (-1.8%)
  Payable for Investments
    Purchased                                                          (2,129)
  Investment Advisory Fees
    Payable                                                              (482)
  Custodian Fees Payable                                                 (128)
  Payable for Portfolio Shares
    Redeemed                                                             (114)
  Shareholder Reporting Expense
    Payable                                                               (87)
  Bank Overdraft Payable                                                  (49)
  Administrative Fees Payable                                             (41)
  Professional Fees Payable                                               (25)
  Directors' Fees and Expenses
    Payable                                                                (8)              (3,063)
==================================================================================================
  NET ASSETS (100%)                                                                   $    171,175
==================================================================================================

     The accompanying notes are an integral part of the financial statements

                                                                                            AMOUNT
                                                                                             (000)
--------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
Paid-in Capital                                                                       $    260,125
Undistributed Net Investment Income (Accumulated Net
  Investment Loss)                                                                           1,025
Accumulated Net Realized Gain (Loss)                                                      (107,590)
Unrealized Appreciation (Depreciation) on Investments
  and Foreign Currency Translations                                                         17,615
--------------------------------------------------------------------------------------------------
NET ASSETS                                                                            $    171,175
==================================================================================================
CLASS I:

NET ASSETS                                                                            $    170,579

NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE

  Applicable to 25,273,739 outstanding $0.001 par value
  shares (authorized 500,000,000 shares)                                              $       6.75
==================================================================================================
CLASS II:

NET ASSETS                                                                            $        596

NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE

  Applicable to 88,251 outstanding $0.001 par value shares
  (authorized 500,000,000 shares)                                                     $       6.75
==================================================================================================

--------------------------------------------------------------------------------
FOREIGN CURRENCY EXCHANGE CONTRACT INFORMATION:

  The Portfolio had the following foreign currency exchange contract(s) open at period end:

   CURRENCY                                     IN                          NET
     TO                                      EXCHANGE                    UNREALIZED
   DELIVER            VALUE   SETTLEMENT       FOR            VALUE     GAIN (LOSS)
    (000)             (000)      DATE         (000)           (000)        (000)
-----------------------------------------------------------------------------------
HUF       39,445    $    171    7/1/03    US$         171    $   171    $        --@
HUF       43,629         189    7/2/03    US$         187        187             (2)
US$            4           4    7/1/03    MYR          16          4             --@
US$          102         102    7/2/03    PLN         398        102             --@
US$           39          39    7/3/03    PLN         151         39             --@
US$           32          32    7/1/03    TRL  45,030,872         32             --@
US$           50          50    7/1/03    ZAR         398         53              3
US$           82          82    7/2/03    ZAR         617         83              1
US$          205         205    7/3/03    ZAR       1,570        210              5
US$          309         309    7/3/03    ZAR       2,317        310              1
US$           77          77    7/3/03    ZAR         584         78              1
US$          133         133    7/7/03    ZAR       1,001        134              1
-----------------------------------------------------------------------------------
                    $  1,393                                 $ 1,403    $        10
===================================================================================

(a) -- Non-income producing security.

(b) -- Security valued at fair value - see note A-1 to financial statements. At June 30, 2003, the Portfolio held $3,790,000 of fair valued securities, representing 2.2% of net assets.

(c) -- Restricted security not registered under the Securities Act of 1933. Acquired 3/00 at a cost of $256,000. At June 30, 2003, this security had a market value $0, representing 0.0% of net assets.

(d) -- The Morgan Stanley India Growth Fund is advised by an affiliate of the Adviser. During the six months ended June 30, 2003, there were no purchases or sales of this security. The Portfolio did not derive income from this security during the six months ended June 30, 2003.

(e) -- The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated funds.

  @ -- Value is less than $500.

ADR -- American Depositary Receipt

BRL -- Brazilian Real

EGP -- Egyptian Rupee

EUR -- Euro

GBP -- British Pound

GDR -- Global Depositary Receipt

HUF -- Hungarian Forint

INR -- Indian Rupee

ISS -- Israeli Shekel

MYR -- Malaysian Ringgit

PCL -- Public Company Limited

PLN -- Polish Zloty

TRL -- Turkish Lira

TWD -- Taiwan Dollar

ZAR -- South African Rand

                    SUMMARY OF TOTAL INVESTMENTS BY INDUSTRY
                         CLASSIFICATION -- JUNE 30, 2003

                                                                            PERCENT
                                                               VALUE         OF NET
INDUSTRY                                                       (000)         ASSETS
-----------------------------------------------------------------------------------
Automobiles                                                 $    4,831          2.8%
Beverages                                                        3,219          1.9
Capital Markets                                                  2,916          1.7
Commercial Banks                                                21,970         12.8
Computers & Peripherals                                          2,625          1.5
Construction & Engineering                                       2,767          1.6
Construction Materials                                           2,000          1.2
Diversified Financial Services                                   3,448          2.0
Diversified Telecommunication Services                           8,192          4.8
Electric Utilities                                               3,031          1.8
Electronic Equipment & Instruments                               4,144          2.4
Food & Staples                                                   2,668          1.6
Household Durables                                               3,113          1.8
Insurance                                                        3,456          2.0
Internet Software & Services                                     3,293          1.9
Leisure Equipment & Products                                     1,959          1.2
Metals & Mining                                                 18,451         10.8
Multiline Retail                                                 2,040          1.2
Oil & Gas                                                       20,336         11.9
Semiconductors & Semiconductor Equipment                        17,694         10.3
Wireless Telecommunication Services                             12,213          7.1
Other                                                           27,112         15.9
-----------------------------------------------------------------------------------
                                                            $  171,478        100.2%
===================================================================================

     The accompanying notes are an integral part of the financial statements

                             THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                             Emerging Markets Equity Portfolio

Statement of Operations

                                                                                  SIX MONTHS ENDED
                                                                                     JUNE 30, 2003
                                                                                       (UNAUDITED)
                                                                                             (000)
--------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends (net of $227 foreign taxes withheld)                                        $    2,348
  Interest                                                                                     316
--------------------------------------------------------------------------------------------------
    Total Income                                                                             2,664
--------------------------------------------------------------------------------------------------
EXPENSES:
  Investment Advisory Fees                                                                   1,017
  Administrative Fees                                                                          211
  Custodian Fees                                                                               180
  Shareholder Reporting                                                                        113
  Professional Fees                                                                             39
  Interest Expense                                                                               7
  Directors' Fees and Expenses                                                                   3
  Other                                                                                         14
--------------------------------------------------------------------------------------------------
    Total Expenses                                                                           1,584
--------------------------------------------------------------------------------------------------
  Investment Advisory Fees Waived                                                             (153)
--------------------------------------------------------------------------------------------------
    Net Expenses                                                                             1,431
--------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                                 1,233
--------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) ON:
  Investments Sold                                                                          (6,993)
  Foreign Currency Transactions                                                                (84)
--------------------------------------------------------------------------------------------------
    Net Realized Gain (Loss)                                                                (7,077)
--------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
  Investments                                                                               28,203
  Foreign Currency Translations                                                                  9
--------------------------------------------------------------------------------------------------
    Change in Unrealized Appreciation (Depreciation)                                        28,212
--------------------------------------------------------------------------------------------------
  NET REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)             21,135
--------------------------------------------------------------------------------------------------
    NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                     $   22,368
==================================================================================================

     The accompanying notes are an integral part of the financial statements

Statement of Changes in Net Assets

                                                                                  SIX MONTHS ENDED
                                                                                     JUNE 30, 2003            YEAR ENDED
                                                                                       (UNAUDITED)     DECEMBER 31, 2002
                                                                                             (000)                 (000)
------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment Income (Loss)                                                        $      1,233          $       (754)
  Net Realized Gain (Loss)                                                                  (7,077)               (9,421)
  Change in Unrealized Appreciation (Depreciation)                                          28,212                (9,110)
------------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Net Assets Resulting from Operations                         22,368               (19,285)
------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (1):
  Class I:
  Subscriptions                                                                            564,586               988,846
  Redemptions                                                                             (573,244)             (965,503)
  Class II*:
  Subscriptions                                                                              1,334                    --
  Redemptions                                                                                 (784)                   --
------------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions         (8,108)               23,343
------------------------------------------------------------------------------------------------------------------------
  Total Increase (Decrease) in Net Assets                                                   14,260                 4,058
NET ASSETS:
  Beginning of Period                                                                      156,915               152,857
------------------------------------------------------------------------------------------------------------------------
  End of Period (including undistributed net investment income (accumulated
    net investment loss) of $1,025 and $(208), respectively)                          $    171,175          $    156,915
------------------------------------------------------------------------------------------------------------------------
(1) CAPITAL SHARE TRANSACTIONS:
------------------------------------------------------------------------------------------------------------------------
    Class I:
    Shares Subscribed                                                                       93,502               149,134
    Shares Redeemed                                                                        (94,216)             (146,204)
------------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Class I Shares Outstanding                                     (714)                2,930
    Class II*:
    Shares Subscribed                                                                          210                    --
    Shares Redeemed                                                                           (122)                   --
------------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Class II Shares Outstanding                                      88                    --
========================================================================================================================

*   Class II shares commenced operations on January 10, 2003

     The accompanying notes are an integral part of the financial statements

                             THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
                             Financial Highlights

                             Emerging Markets Equity Portfolio

Financial Highlights
Selected Per Share Data and Ratios

                                                                                                  CLASS I
------------------------------------------------------------------------------------------------------------------------------
                                                          SIX MONTHS ENDED                   YEAR ENDED DECEMBER 31,
                                                          JUNE 30, 2003         ----------------------------------------------
                                                          (UNAUDITED)               2002             2001             2000
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $       6.04      $       6.63     $       7.09     $      13.91
------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                                        0.05#            (0.03)#           0.02            (0.08)
  Net Realized and Unrealized Gain (Loss)                             0.66             (0.56)           (0.48)           (5.32)
------------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                  0.71             (0.59)           (0.46)           (5.40)
------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                                 --                --               --               --
  Net Realized Gain                                                     --                --               --            (1.38)
  Paid-In Capital                                                       --                --               --            (0.04)
------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                                 --                --               --            (1.42)
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                $       6.75      $       6.04     $       6.63     $       7.09
==============================================================================================================================
TOTAL RETURN                                                         11.75%++          (8.90)%          (6.49)%         (39.21)%
==============================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (000's)                             $    170,579      $    156,915     $    152,857     $    161,554
Ratio of Expenses to Average Net Assets                               1.76%**           1.81%            1.85%            1.80%
Ratio of Expenses to Average Net Assets Excluding
  Interest Expense                                                    1.75%**           1.75%            1.75%            1.75%
Ratio of Net Investment Income (Loss) to Average Net Assets           1.51%**          (0.40)%           0.24%           (0.81)%
Portfolio Turnover Rate                                                 46%++            134%             132%              94%
------------------------------------------------------------------------------------------------------------------------------
Effect of Voluntary Expense Limitation During the Period:
    Per Share Benefit to Net Investment Income (Loss)         $       0.01#     $       0.01#    $       0.02     $       0.02
Ratios Before Expense Limitation:
    Expenses to Average Net Assets                                    1.95%**           1.93%            2.12%            1.96%
    Net Investment Income (Loss) to Average Net Assets                1.32%**          (0.53)%          (0.03)%          (0.96)%
------------------------------------------------------------------------------------------------------------------------------

                                                                         CLASS I
                                                              -----------------------------
                                                                 YEAR ENDED DECEMBER 31,
                                                              -----------------------------
                                                                  1999             1998
-------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $       7.11     $       9.45
-------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                                       (0.01)            0.06
  Net Realized and Unrealized Gain (Loss)                             6.81            (2.36)
-------------------------------------------------------------------------------------------
    Total from Investment Operations                                  6.80            (2.30)
-------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                              (0.00)+          (0.04)
  Net Realized Gain                                                     --               --
  Paid-In Capital                                                       --               --
-------------------------------------------------------------------------------------------
    Total Distributions                                              (0.00)+          (0.04)
-------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                $      13.91     $       7.11
===========================================================================================
TOTAL RETURN                                                         95.68%          (24.34)%
===========================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (000's)                             $    187,124     $     36,313
Ratio of Expenses to Average Net Assets                               1.79%            1.95%
Ratio of Expenses to Average Net Assets Excluding
  Interest Expense                                                    1.75%            1.75%
Ratio of Net Investment Income (Loss) to Average Net Assets          (0.37)%           0.83%
Portfolio Turnover Rate                                                113%             100%
-------------------------------------------------------------------------------------------
Effect of Voluntary Expense Limitation During the Period:
    Per Share Benefit to Net Investment Income (Loss)         $       0.05     $       0.11
Ratios Before Expense Limitation:
    Expenses to Average Net Assets                                    2.62%            3.45%
    Net Investment Income (Loss) to Average Net Assets               (1.21)%          (0.66)%
-------------------------------------------------------------------------------------------

                                                                                   CLASS II
-----------------------------------------------------------------------------------------------
                                                                                   PERIOD FROM
                                                                              JANUARY 10, 2003*
                                                                               TO JUNE 30, 2003
                                                                                    (UNAUDITED)
-----------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                             $       6.22
---------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                                                           0.04#
  Net Realized and Unrealized Gain (Loss)                                                0.49
---------------------------------------------------------------------------------------------
    Total from Investment Operations                                                     0.53
---------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                   $       6.75
=============================================================================================
TOTAL RETURN                                                                             8.52%++
=============================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (000's)                                                $        596
Ratio of Expenses to Average Net Assets                                                  1.81%**
Ratio of Expenses to Average Net Assets Excluding Interest Expense                       1.80%**
Ratio of Net Investment Income (Loss) to Average Net Assets                              1.46%**
Portfolio Turnover Rate                                                                    46%++
---------------------------------------------------------------------------------------------
Effect of Voluntary Expense Limitation During the Period:
    Per Share Benefit to Net Investment Income (Loss)                            $       0.00#+
Ratios Before Expense Limitation:
    Expenses to Average Net Assets                                                       2.00%**
    Net Investment Income (Loss) to Average Net Assets                                   1.27%**
---------------------------------------------------------------------------------------------

*  Commencement of offering
** Annualized
+  Amount is less than $0.005 per share.
++ Not annualized
#  Per share amount is based on average shares outstanding

     The accompanying notes are an integral part of the financial statements

Notes to Financial Statements (unaudited)

The Universal Institutional Funds, Inc., (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund is comprised of seventeen separate active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios").

The accompanying financial statements relate to the Emerging Markets Equity Portfolio. The Portfolio seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies. Effective January 10, 2003, the Portfolio began offering a second class of shares -- Class II shares. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

A. ACCOUNTING POLICIES: The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in the preparation of the financial statements. Accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1. SECURITY VALUATION: Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NAS-DAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Unlisted and listed equity securities not traded on the valuation date, for which market quotations are readily available, are valued at the mean between the current bid and asked prices obtained from reputable brokers. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value. For all other securities and investments for which market values are not readily available, including restricted securities, and where prices determined in accordance with the aforementioned procedures are not reflective of fair market value, values are determined in good faith, under fair valuation procedures adopted by the Board of Directors, although the actual calculations may be done by others.

2. REPURCHASE AGREEMENTS: The Portfolios of the Fund may enter into repurchase agreements under which the Portfolio lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

3. FOREIGN CURRENCY TRANSLATION AND FOREIGN INVESTMENTS: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars last quoted by a major bank as follows:

   - investments, other assets and liabilities at the prevailing rates of exchange on the valuation date;

   - investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

   Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) due to security transactions are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on

                             THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                             Semi-Annual Report - June 30, 2003

Notes to Financial Statements (cont'd)

   sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

   Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Net Assets. The change in net unrealized currency gains (losses) for the period is reflected on the Statement of Operations.

   Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

   At June 30, 2003, the net assets of the Portfolio were substantially comprised of foreign denominated securities and currency. Changes in currency exchange rates will affect the U.S. dollar value of and investment income from such securities.

   Prior governmental approval for foreign investments may be required under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violation of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Statement of Net Assets) may be created and offered for investment. The "local" and "foreign" shares' market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares. Such securities, if any, are identified as fair valued in the Statement of Net Assets.

4. FOREIGN CURRENCY EXCHANGE CONTRACTS: Certain Portfolios may enter into foreign currency exchange contracts generally to attempt to protect securities and related receivables and payables against changes in future foreign currency exchange rates. A foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio records realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and is generally limited to the amount of the unrealized gain on the contracts, if any, at the date of default. Risks may also arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

5. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on the specific identified cost basis. Dividend income is recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

   Settlement and registration of foreign securities transactions may be subject to significant risks not normally associated with investments in the United States. In certain markets, ownership of shares is defined according to entries in the issuer's share register. It is possible that a Portfolio holding these securities could lose its share registration through fraud, negligence or even mere oversight. In addition, shares being delivered for sales and cash being paid for purchases may be delivered before the exchange is complete. This may subject the Portfolio to further risk of loss in the event of a failure to complete the transaction by the counterparty.

B. ADVISER: Morgan Stanley Asset Management ("MSAM"), a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with investment advisory services for a fee, paid quarterly, at the annual rate based on average daily net assets as follows:

                 FROM $500
FIRST $500      MILLION TO     MORE THAN
   MILLION      $1 BILLION    $1 BILLION
----------------------------------------
      1.25%           1.20%         1.15%

MSAM has agreed to reduce fees payable to it and to reimburse the Portfolio, if necessary, to the extent that the annual operating expenses, excluding interest, certain foreign taxes and extraordinary expenses, expressed as a percentage of average daily net assets, exceed the maximum ratio of 1.75% for Class I shares and 1.80% for Class II shares.

C. ADMINISTRATOR: MSAM (the "Administrator") also provides the Portfolio with administrative services pursuant to an administrative agreement for a monthly fee which on an annual basis equals 0.25% of the average daily net assets of the Portfolio, plus reimbursement of out-of-pocket expenses. Under an agreement between the Administrator and J.P. Morgan Investor Services Co. ("JPMIS"), a corporate affiliate of JPMorgan Chase Bank, JPMIS provides certain administrative services to the Fund. For such services, the Administrator pays JPMIS a portion of the fee the Administrator receives from the Fund. An employee of JPMIS is an officer of the Fund. In addition, the Fund incurs local administration fees in connection with doing business in certain emerging market countries.

D. DISTRIBUTOR: Morgan Stanley & Co., Incorporated (the "Distributor"), a wholly-owned subsidiary of Morgan Stanley, serves as the distributor of the Fund and provides the Portfolio's Class II shareholders with distribution services pursuant to a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Portfolio is authorized to pay the Distributor a monthly distribution fee at a rate of 0.35% of the Portfolio's average daily net assets attributable to Class II shares. The Distributor has voluntarily agreed to waive 0.30% of the 0.35% distribution fee that it may receive.

E. CUSTODIAN: JPMorgan Chase Bank serves as custodian for the Fund in accordance with a custodian agreement.

F. DIRECTORS' FEES: Each Director of the Fund who is not an officer of the Fund or an affiliated person as defined under the Investment Company Act of 1940, as amended, may elect to participate in the Directors' Deferred Compensation Plan (the "Compensation Plan"). Under the Compensation Plan, such Directors may elect to defer payment of a percentage of their total fees earned as a Director of the Fund. These deferred portions are treated, based on an election by the Director, as if they were either invested in certain Portfolios' shares or invested in U.S. Treasury Bills, as defined under the Compensation Plan. Deferred fees payable under the Compensation Plan of $7,000 are included in Directors' Fees and Expenses Payable on the Statement of Net Assets. The deferred portion of the Directors' Fees and Expenses shown on the Statement of Operations is impacted by fluctuations in the market value of the investments selected by each Director. For the six months ended June 30, 2003, Directors' Fees and Expenses were increased by $1,000 due to these fluctuations.

G. FEDERAL INCOME TAXES: It is each Portfolio's intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

Certain Portfolios may be subject to taxes imposed by certain of the countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as these amounts are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

Distributions from the Portfolio are recorded on the ex-dividend date. The amount and character of income and capital gain distributions to be paid by the Portfolio are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. Accordingly, the tax character of distributions paid may differ from the character of distributions shown on the Statement of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The Portfolio had no distributions during 2002.

Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications among undistributed net investment income
(loss), accumulated net realized gain (loss) and paid-in capital. Permanent book and tax differences, if any, are not included in ending undistributed net investment income (loss) for the purpose of calculating net investment income
(loss) per share in the Financial Highlights.

At December 31, 2002, the Portfolio had no distributable earnings on a tax basis.

At June 30, 2003, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of the Portfolio (excluding foreign currency if applicable) were:

                                                        NET
     COST       APPRECIATION   DEPRECIATION    APPRECIATION
    (000)              (000)          (000)            (000)
------------------------------------------------------------
$ 151,946           $ 20,743       $ (3,134)      $ 17,609

                             THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                             Semi-Annual Report - June 30, 2003

Notes to Financial Statements (cont'd)

At December 31, 2002, the Portfolio had available capital loss carryforwards to offset future net capital gains, to the extent provided by regulations, of approximately $87,036,000, of which, $68,138,000 will expire on December 31, 2009, and $18,898,000 will expire on December 31, 2010. To the extent that capital loss carryforwards are used to offset any future net capital gains realized during the carryforward period as provided by U.S. tax regulations, no capital gains tax liability will be incurred by the Portfolio for gains realized and not distributed. To the extent that capital gains are so offset, such gains will not be distributed to shareholders.

Net capital, passive foreign investment company ("PFIC") and currency losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Portfolio's next taxable year. For the year ended December 31, 2002, the Portfolio deferred to January 1, 2003, for U.S. Federal income tax purposes, post-October capital losses of $3,318,000, and post-October currency losses of $138,000.

H. OTHER: For the six months ended June 30, 2003, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $69,941,000 and $84,581,000, respectively. There were no purchases and sales of U.S. Government securities for the six months ended June 30, 2003.

During the six months ended June 30, 2003, the Portfolio incurred $9,400 of brokerage commissions to Morgan Stanley & Co. Incorporated, an affiliated broker dealer.

From time to time, the Portfolio may have shareholders that hold a significant portion of the Portfolio's outstanding shares. Investment activities of these shareholders could have a material impact on the Portfolio.

I. SUPPLEMENTAL PROXY INFORMATION:

On June 5, 2003, a special meeting of the shareholders of the Fund was held. The following is a summary of the proposal presented and the total number of shares voted:

PROPOSAL:

  1. To elect the following Directors, effective July 31, 2003:

                               VOTES IN       VOTES
                               FAVOR OF      AGAINST
                             ------------------------
1) Michael Bozic             194,221,863   12,309,549
2) Charles A. Fiumefreddo    193,919,371   12,612,041
3) Edwin J. Garn             194,444,074   12,087,338
4) Wayne E. Hedien           194,545,061   11,986,351
5) James F. Higgins          194,623,217   11,908,195
6) Dr. Manuel H. Johnson     194,673,442   11,857,970
7) Philip J. Purcell         194,261,190   12,270,222

Also effective July 31, 2003, John D. Barrett II, Thomas P. Gerrity, Gerard
E. Jones, Vincent R. McLean, C. Oscar Morong, Jr. and William G. Morton, Jr. have resigned from the Board of Directors.

DIRECTORS                                       OFFICERS

Michael Bozic                                   Charles A. Fiumefreddo
                                                CHAIRMAN OF THE BOARD
Charles A. Fiumefreddo
                                                Mitchell M. Merin
Edwin J. Garn                                   PRESIDENT

Wayne E. Hedien                                 Ronald E. Robison
                                                EXECUTIVE VICE PRESIDENT AND PRINCIPAL EXECUTIVE OFFICER
James F. Higgins
                                                Barry Fink
Dr. Manuel H. Johnson                           VICE PRESIDENT

Joseph J. Kearns                                Joseph J. McAlinden
                                                VICE PRESIDENT
Michael Nugent
                                                Stefanie V. Chang
Philip J. Purcell                               VICE PRESIDENT

Fergus Reid                                     James W. Garrett
                                                TREASURER AND CHIEF FINANCIAL OFFICER
INVESTMENT ADVISER AND ADMINISTRATOR
Morgan Stanley Asset Management                 Michael J. Leary
1221 Avenue of the Americas                     ASSISTANT TREASURER
New York, New York 10020
                                                Mary E. Mullin
DISTRIBUTOR                                     SECRETARY
Morgan Stanley & Co. Incorporated
1221 Avenue of the Americas                     LEGAL COUNSEL
New York, New York 10020                        Mayer, Brown, Rowe & Maw LLP
                                                1675 Broadway
CUSTODIAN                                       New York, New York 10019-5820
JPMorgan Chase Bank
270 Park Avenue                                 INDEPENDENT AUDITORS
New York, New York 10017                        Ernst & Young LLP
                                                200 Clarendon Street

This report is authorized for distribution only when preceded or accompanied by the prospectus of The Universal Institutional Funds, Inc. which describes in detail each Investment Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im.

                                         THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

[MORGAN STANLEY LOGO]                    Semi-Annual Report -- June 30, 2003


Equity Growth Portfolio

                                   THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
                                   Equity Growth Portfolio

                                   FINANCIAL STATEMENTS
                                   June 30, 2003 (unaudited)

Statement of Net Assets

                                                                                       VALUE
                                                                   SHARES              (000)
--------------------------------------------------------------------------------------------
COMMON STOCKS (96.8%)
CONSUMER DISCRETIONARY (13.4%)
HOTELS RESTAURANTS & LEISURE (0.9%)
  McDonald's Corp.                                                 15,800         $      349
  Yum! Brands, Inc.                                                17,165(a)             507
--------------------------------------------------------------------------------------------
                                                                                         856
============================================================================================
INTERNET & CATALOG RETAIL (1.5%)
  eBay, Inc.                                                        7,100(a)             739
  InterActiveCorp                                                  17,260(a)             683
--------------------------------------------------------------------------------------------
                                                                                       1,422
============================================================================================
MEDIA (5.3%)
  Clear Channel Communications, Inc.                               35,250(a)           1,494
  Comcast Corp.                                                    26,425(a)             798
  EchoStar Communications Corp.,
    Class A                                                        14,300(a)             495
  Gannett Co., Inc.                                                 5,240                403
  Univision Communications, Inc.,
    Class A                                                        17,710(a)             538
  Viacom, Inc., Class B                                            27,670(a)           1,208
--------------------------------------------------------------------------------------------
                                                                                       4,936
============================================================================================
MULTILINE RETAIL (1.7%)
  Dollar Tree Stores, Inc.                                         16,300(a)             517
  Kohl's Corp.                                                      7,515(a)             386
  Target Corp.                                                     17,800                674
--------------------------------------------------------------------------------------------
                                                                                       1,577
============================================================================================
SPECIALTY RETAIL (4.0%)
  Abercrombie & Fitch Co., Class A                                 16,200(a)             460
  Bed Bath & Beyond, Inc.                                          12,890(a)             500
  Home Depot, Inc.                                                 47,165              1,562
  Limited Brands                                                    6,425                100
  Lowe's Cos., Inc.                                                12,750                548
  Tiffany & Co.                                                     6,430                210
  TJX Cos., Inc.                                                   16,920                319
--------------------------------------------------------------------------------------------
                                                                                       3,699
============================================================================================
TOTAL CONSUMER DISCRETIONARY                                                          12,490
============================================================================================
CONSUMER STAPLES (13.4%)
BEVERAGES (3.5%)
  Anheuser-Busch Cos., Inc.                                        10,195                520
  Coca-Cola Co.                                                    34,423              1,598
  PepsiCo, Inc.                                                    26,738              1,190
--------------------------------------------------------------------------------------------
                                                                                       3,308
============================================================================================
FOOD & STAPLES (4.6%)
  Costco Wholesale Corp.                                           23,630(a)             865
  Wal-Mart Stores, Inc.                                            57,345              3,078
  Walgreen Co.                                                     13,790                415
--------------------------------------------------------------------------------------------
                                                                                       4,358
============================================================================================
FOOD & STAPLES RETAILING (2.7%)
  Colgate Palmolive Co.                                            10,715                621
  Procter & Gamble Co.                                             21,143(a)           1,885
--------------------------------------------------------------------------------------------
                                                                                       2,506
============================================================================================
FOOD PRODUCTS (0.4%)
  Kraft Foods, Inc.                                                10,630                346
--------------------------------------------------------------------------------------------
PERSONAL PRODUCTS (0.6%)
  Gillette Co. (The)                                               16,850         $      537
--------------------------------------------------------------------------------------------
TOBACCO (1.6%)
  Altria Group, Inc.                                               32,818              1,491
--------------------------------------------------------------------------------------------
TOTAL CONSUMER STAPLES                                                                12,546
============================================================================================
ENERGY (3.4%)
ENERGY EQUIPMENT & SERVICES (1.4%)
  Baker Hughes, Inc.                                               13,732                461
  BJ Services Co.                                                   9,400(a)             351
  Smith International, Inc.                                        14,590(a)             536
--------------------------------------------------------------------------------------------
                                                                                       1,348
============================================================================================
OIL & GAS (2.0%)
  Exxon Mobil Corp.                                                51,000              1,832
--------------------------------------------------------------------------------------------
TOTAL ENERGY                                                                           3,180
============================================================================================
FINANCIALS (11.4%)
CAPITAL MARKETS (2.7%)
  Bank of New York Co., Inc.                                       30,490                876
  Charles Schwab Corp.                                             53,900                544
  Goldman Sachs Group, Inc.                                         8,552                716
  J.P. Morgan Chase & Co.                                          11,200(a)             383
--------------------------------------------------------------------------------------------
                                                                                       2,519
============================================================================================
COMMERCIAL BANKS (1.5%)
  Fifth Third Bancorp                                               7,900                453
  Wells Fargo & Co.                                                19,700                993
--------------------------------------------------------------------------------------------
                                                                                       1,446
============================================================================================
CONSUMER FINANCE (0.9%)
  American Express Co.                                             19,710                824
--------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES (3.7%)
  Citigroup, Inc.                                                  80,183              3,432
--------------------------------------------------------------------------------------------
INSURANCE (2.6%)
  Aflac, Inc.                                                      20,500                630
  American International Group, Inc.                               32,323              1,784
--------------------------------------------------------------------------------------------
                                                                                       2,414
============================================================================================
TOTAL FINANCIALS                                                                      10,635
============================================================================================
HEALTH CARE (21.9%)
BIOTECHNOLOGY (3.2%)
  Amgen, Inc.                                                      32,898(a)           2,186
  Celgene Corp.                                                     8,615(a)             262
  Gilead Sciences, Inc.                                            10,416(a)             579
--------------------------------------------------------------------------------------------
                                                                                       3,027
============================================================================================
HEALTH CARE EQUIPMENT & SUPPLIES (2.3%)
  Boston Scientific Corp.                                           6,200(a)             379
  Medtronic, Inc.                                                  27,373(a)           1,313
  St. Jude Medical, Inc.                                            8,450(a)             486
--------------------------------------------------------------------------------------------
                                                                                       2,178
============================================================================================
HEALTH CARE PROVIDERS & SERVICES (2.1%)
  AmerisourceBergen Corp.                                           8,800                610
  Health Management Associates, Inc.                               10,200                188
  UnitedHealth Group, Inc.                                         23,100              1,161
--------------------------------------------------------------------------------------------
                                                                                       1,959
============================================================================================
PHARMACEUTICALS (14.3%)
  Abbott Laboratories                                              22,495                984

     The accompanying notes are an integral part of the financial statements

                                                                                       VALUE
                                                                   SHARES              (000)
--------------------------------------------------------------------------------------------
HEALTH CARE (CONT'D)
  Bristol-Myers Squibb Co.                                         15,900         $      432
  Eli Lilly & Co.                                                  16,270              1,122
  Forest Laboratories, Inc., Class A                                6,800(a)             372
  Johnson & Johnson                                                43,300              2,239
  Merck & Co., Inc.                                                23,718              1,436
  Pfizer, Inc.                                                    154,097              5,263
  Wyeth                                                            32,038              1,459
--------------------------------------------------------------------------------------------
                                                                                      13,307
============================================================================================
TOTAL HEALTH CARE                                                                     20,471
============================================================================================
INDUSTRIALS (6.1%)
COMMERCIAL SERVICES & SUPPLIES (0.4%)
  Weight Watchers International, Inc.                               8,490(a)             386
--------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES (5.7%)
  3M Co.                                                           13,840              1,785
  General Electric Co.                                            123,083              3,530
--------------------------------------------------------------------------------------------
                                                                                       5,315
============================================================================================
TOTAL INDUSTRIALS                                                                      5,701
============================================================================================
INFORMATION TECHNOLOGY (25.6%)
COMMUNICATIONS EQUIPMENT (3.7%)
  Cisco Systems, Inc.                                             138,665(a)           2,314
  Emulex Corp.                                                     10,800(a)             246
  Juniper Networks, Inc.                                           19,200(a)             238
  Qualcomm, Inc.                                                   17,650                631
--------------------------------------------------------------------------------------------
                                                                                       3,429
============================================================================================
COMPUTERS & PERIPHERALS (3.4%)
  Dell Computer Corp.                                              43,610(a)           1,394
  EMC Corp.                                                        26,658(a)             279
  Hewlett-Packard Co.                                              25,900                551
  IBM Corp.                                                        11,550                953
  Seagate Technology, Inc.                                         26,700(a),(b)          --@
--------------------------------------------------------------------------------------------
                                                                                       3,177
============================================================================================
ELECTRONIC EQUIPMENT & INSTRUMENTS (0.2%)
  Jabil Circuit, Inc.                                              10,760(a)             238
--------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES (0.4%)
  Yahoo!, Inc.                                                     11,600(a)             380
--------------------------------------------------------------------------------------------
IT SERVICES (1.1%)
  Automatic Data Processing, Inc.                                  10,740                364
  First Data Corp.                                                 17,026                705
--------------------------------------------------------------------------------------------
                                                                                       1,069
============================================================================================
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (7.3%)
  Altera Corp.                                                     22,500(a)             369
  Analog Devices, Inc.                                             18,200(a)             634
  Applied Materials, Inc.                                          50,906(a)             807
  Broadcom Corp., Class A                                           8,500(a)             212
  Intel Corp.                                                     126,808              2,636
  Linear Technology Corp.                                          20,090                647
  Maxim Intergrated Products, Inc.                                 16,230                555
  Novellus Systems, Inc.                                            7,050(a)             258
  Texas Instruments, Inc.                                          38,470                677
--------------------------------------------------------------------------------------------
                                                                                       6,795
============================================================================================
SOFTWARE (9.5%)
  Adobe Systems, Inc.                                               8,200                263
  Mercury Interactive Corp.                                         3,500(a)      $      135
  Microsoft Corp.                                                 249,366              6,386
  Oracle Corp.                                                     94,570(a)           1,137
  Peoplesoft, Inc.                                                  8,600(a)             151
  Siebel Systems, Inc.                                             12,800(a)             122
  Symantec Corp.                                                    6,600(a)             289
  Veritas Software Corp.                                           12,400(a)             356
--------------------------------------------------------------------------------------------
                                                                                       8,839
============================================================================================
TOTAL INFORMATION TECHNOLOGY                                                          23,927
============================================================================================
TELECOMMUNICATION SERVICES (1.6%)
DIVERSIFIED TELECOMMUNICATION SERVICES (1.2%)
  Verizon Communications, Inc.                                     28,474              1,123
--------------------------------------------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT (0.2%)
  Utstarcom, Inc.                                                   5,700(a)             203
--------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES (0.2%)
  AT&T Wireless Services, Inc.                                     27,650(a)             227
--------------------------------------------------------------------------------------------
TOTAL TELECOMMUNICATION SERVICES                                                       1,553
============================================================================================
  TOTAL COMMON STOCKS (COST $84,815)                                                  90,503
============================================================================================

                                                                     FACE
                                                                   AMOUNT
                                                                    (000)
--------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT (2.8%)
REPURCHASE AGREEMENT (2.8%)
  J.P. Morgan Securities, Inc., 1.05%,
    dated 6/30/03, due 7/1/03
   (COST $2,572)                                               $    2,572(c)           2,572
============================================================================================
TOTAL INVESTMENTS (99.6%) (COST $87,387)                                              93,075
============================================================================================

                                                                   AMOUNT
                                                                    (000)
--------------------------------------------------------------------------------------------
OTHER ASSETS (2.8%)
  Receivable for Investments Sold                                   2,326
  Receivable for Portfolio Shares Sold                                212
  Dividends Receivable                                                 89
  Other                                                                24              2,651
============================================================================================
LIABILITIES (-2.4%)
  Payable for Investments Purchased                                (2,062)
  Investment Advisory Fees Payable                                   (103)
  Payable for Portfolio Shares Redeemed                               (40)
  Shareholder Reporting Expense Payable                               (23)
  Administrative Fees Payable                                         (22)
  Professional Fees Payable                                           (12)
  Custodian Fees Payable                                               (9)
  Directors' Fees and Expenses Payable                                 (6)            (2,277)
============================================================================================
NET ASSETS (100%)                                                                 $   93,449
============================================================================================

     The accompanying notes are an integral part of the financial statements

                                   THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
                                   Equity Growth Portfolio

                                   FINANCIAL STATEMENTS
                                   June 30, 2003 (unaudited)

Statement of Net Assets (cont'd)

                                                                                      AMOUNT
                                                                                       (000)
--------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
Paid-in Capital                                                                   $  152,252
Undistributed (Distributions in Excess of) Net
  Investment Income                                                                      154
Accumulated Net Realized Gain (Loss)                                                 (64,645)
Unrealized Appreciation (Depreciation) on Investments                                  5,688
--------------------------------------------------------------------------------------------
NET ASSETS                                                                        $   93,449
============================================================================================
CLASS I:
NET ASSETS                                                                        $   92,184
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  Applicable to 8,122,896 outstanding $0.001 par
    value shares (authorized 500,000,000 shares)                                  $    11.35
============================================================================================
CLASS II:
NET ASSETS                                                                        $    1,265
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  Applicable to 111,654 outstanding $0.001 par value
    shares (authorized 500,000,000 shares)                                        $    11.33
============================================================================================

 (a)-- Non-income producing security
 (b)-- Security valued at fair value - see note A-1 to financial statements. At June 30, 2003, the Portfolio held less than $500 of fair valued securities.
 (c)-- The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated funds.
  @ -- Value is less than $500.


     The accompanying notes are an integral part of the financial statements

Statement of Operations

                                                                                                  SIX MONTHS ENDED
                                                                                                     JUNE 30, 2003
                                                                                                       (UNAUDITED)
                                                                                                             (000)
------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends                                                                                             $      507
  Interest                                                                                                      13
------------------------------------------------------------------------------------------------------------------
    Total Income                                                                                               520
------------------------------------------------------------------------------------------------------------------
EXPENSES:
  Investment Advisory Fees                                                                                     234
  Administrative Fees                                                                                          111
  Shareholder Reporting                                                                                         19
  Professional Fees                                                                                             17
  Custodian Fees                                                                                                13
  Directors' Fees and Expenses                                                                                   2
  Other                                                                                                          6
------------------------------------------------------------------------------------------------------------------
    Total Expenses                                                                                             402
------------------------------------------------------------------------------------------------------------------
  Investment Advisory Fees Waived                                                                              (40)
------------------------------------------------------------------------------------------------------------------
    Net Expenses                                                                                               362
------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                                                   158
------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) ON:
  Investments Sold                                                                                          (1,713)
------------------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
  Investments                                                                                               10,487
------------------------------------------------------------------------------------------------------------------
  NET REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                              8,774
------------------------------------------------------------------------------------------------------------------
    NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                     $    8,932
==================================================================================================================


     The accompanying notes are an integral part of the financial statements

                                   THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                   Equity Growth Portfolio

Statement of Changes in Net Assets

                                                                                            SIX MONTHS ENDED
                                                                                               JUNE 30, 2003          YEAR ENDED
                                                                                                 (UNAUDITED)   DECEMBER 31, 2002
                                                                                                       (000)               (000)
--------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment Income (Loss)                                                                    $      158          $      186
  Net Realized Gain (Loss)                                                                            (1,713)            (32,114)
  Change in Unrealized Appreciation (Depreciation)                                                    10,487              (3,855)
--------------------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Net Assets Resulting from Operations                                    8,932             (35,783)
--------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Class I:
  Net Investment Income                                                                                   --                (169)
--------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (1):
  Class I:
  Subscriptions                                                                                        6,176              13,317
  Distributions Reinvested                                                                                --                 169
  Redemptions                                                                                         (7,329)            (21,880)
  Class II*:
  Subscriptions                                                                                        1,498                  --
  Distributions Reinvested                                                                                --                  --
  Redemptions                                                                                           (257)                 --
--------------------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions                       88              (8,394)
--------------------------------------------------------------------------------------------------------------------------------
  Total Increase (Decrease) in Net Assets                                                              9,020             (44,346)

NET ASSETS:
  Beginning of Period                                                                                 84,429             128,775
--------------------------------------------------------------------------------------------------------------------------------
  End of Period (including undistributed (distributions in excess of) net investment
    income of $154 and $(4), respectively)                                                        $   93,449          $   84,429
--------------------------------------------------------------------------------------------------------------------------------
(1) CAPITAL SHARE TRANSACTIONS:
--------------------------------------------------------------------------------------------------------------------------------
  Class I:
    Shares Subscribed                                                                                    574               1,079
    Shares Issued on Distributions Reinvested                                                             --                  16
    Shares Redeemed                                                                                     (704)             (1,908)
--------------------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Class I Shares Outstanding                                               (130)               (813)
  Class II*:
    Shares Subscribed                                                                                    135                  --
    Shares Issued on Distributions Reinvested                                                             --                  --
    Shares Redeemed                                                                                      (23)                 --
--------------------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Class II Shares Outstanding                                               112                  --
================================================================================================================================

   *Class II shares commenced operations on May 5, 2003


     The accompanying notes are an integral part of the financial statements

Financial Highlights
Selected Per Share Data and Ratios

                                                                                         CLASS I
----------------------------------------------------------------------------------------------------------------------------------
                                           SIX MONTHS ENDED                            YEAR ENDED DECEMBER 31,
                                           JUNE 30, 2003        ------------------------------------------------------------------
                                           (UNAUDITED)               2002          2001         2000         1999         1998
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD             $   10.23      $   14.20     $   16.76    $   20.31    $   15.10    $   12.74
----------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                        0.02#          0.02#        (0.00)+      (0.02)       (0.02)        0.02
  Net Realized and Unrealized Gain (Loss)             1.10          (3.97)        (2.54)       (2.28)        5.93         2.43
----------------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                  1.12          (3.95)        (2.54)       (2.30)        5.91         2.45
----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                 --          (0.02)           --           --        (0.02)          --
  Net Realized Gain                                     --             --         (0.02)       (1.25)       (0.68)       (0.09)
----------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                 --          (0.02)        (0.02)       (1.25)       (0.70)       (0.09)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                   $   11.35      $   10.23     $   14.20    $   16.76    $   20.31    $   15.10
==================================================================================================================================
TOTAL RETURN                                         10.95%++^     (27.81)%      (15.17)%     (11.75)%      39.45%       19.29%
==================================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (000's)                $  92,184      $  84,429     $ 128,775    $ 174,430    $ 138,575    $  56,215
Ratio of Expenses to Average Net Assets               0.85%**        0.85%         0.85%        0.85%        0.85%        0.85%
Ratio of Net Investment Income (Loss) to
  Average Net Assets                                  0.37%**        0.18%        (0.01)%      (0.10)%      (0.11)%       0.28%
Portfolio Turnover Rate                                 74%++         142%           96%          70%          87%         149%
----------------------------------------------------------------------------------------------------------------------------------
Effect of Voluntary Expense Limitation
 During the Period:
    Per Share Benefit to Net Investment
      Income (Loss)                              $    0.00+#    $    0.01#    $    0.01    $    0.02    $    0.05    $    0.04
Ratios Before Expense Limitation:
    Expenses to Average Net Assets                    0.95%**        0.95%         0.91%        0.92%        1.11%        1.31%
    Net Investment Income (Loss) to
      Average Net Assets                              0.27%**        0.08%        (0.07)%      (0.17)%      (0.37)%      (0.18)%

                                                                                                             CLASS II
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                        PERIOD FROM MAY 5, 2003*
                                                                                                                TO JUNE 30, 2003
                                                                                                                     (UNAUDITED)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                                            $  10.92
---------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                                                                                      0.00+#
  Net Realized and Unrealized Gain (Loss)                                                                           0.41
---------------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                                                                0.41
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                                                                               --
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                                                  $  11.33
=================================================================================================================================
TOTAL RETURN                                                                                                        3.85%++
=================================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (000's)                                                                               $  1,265
Ratio of Expenses to Average Net Assets                                                                             1.10%**
Ratio of Net Investment Income (Loss) to Average Net Assets                                                         0.12%**
Portfolio Turnover Rate                                                                                               74%++
---------------------------------------------------------------------------------------------------------------------------------
Effect of Voluntary Expense Limitation During the Period:
    Per Share Benefit to Net Investment Income (Loss)                                                           $   0.00+#
Ratios Before Expense Limitation:
    Expenses to Average Net Assets                                                                                  1.20%**
    Net Investment Income (Loss) to Average Net Assets                                                              0.02%**
---------------------------------------------------------------------------------------------------------------------------------

*   Commencement of operations
**  Annualized
#   Per share amount is based on average shares outstanding
+   Amount is less than $0.005 per share
++  Not annualized
^ The total return was positively impacted as a result of the receipt of proceeds from the settlement of a class action suit involving one of the Portfolio's holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future.

     The accompanying notes are an integral part of the financial statements

                                   THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                   Semi-Annual Report - June 30, 2003

Notes to Financial Statements (unaudited)

The Universal Institutional Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund is comprised of seventeen separate active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios").

The accompanying financial statements relate to the Equity Growth Portfolio. The Portfolio seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of large capitalization companies.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies. Effective May 5, 2003, the Portfolio began offering a second class of shares -- Class II shares. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

A. ACCOUNTING POLICIES: The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in the preparation of the financial statements. Accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1. SECURITY VALUATION: Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NAS-DAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Unlisted and listed equity securities not traded on the valuation date, for which market quotations are readily available, are valued at the mean between the current bid and asked prices obtained from reputable brokers. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value. For all other securities and investments for which market values are not readily available, including restricted securities, and where prices determined in accordance with the aforementioned procedures are not reflective of fair market value, values are determined in good faith, under fair valuation procedures adopted by the Board of Directors, although the actual calculations may be done by others.

2. REPURCHASE AGREEMENTS: The Portfolios of the Fund may enter into repurchase agreements under which the Portfolio lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

3. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on the specific identified cost basis. Dividend income is recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts and premiums on securities purchased (other than mortgage-backed securities) are amortized according to the effective yield method over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. ADVISER: Morgan Stanley Asset Management ("MSAM"), a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with investment advisory services for a fee, paid quarterly, at the annual rate based on average daily net assets as follows:

               FROM $500
FIRST $500    MILLION TO     MORE THAN
   MILLION    $1 BILLION    $1 BILLION
----------------------------------------
      0.55%         0.50%         0.45%

MSAM has agreed to reduce fees payable to it and to reimburse the Portfolio, if necessary, to the extent that the annual operating expenses expressed as a percentage of average daily net assets, exceed the maximum ratio of 0.85% for Class I shares and 1.10% for Class II shares.

C. ADMINISTRATOR: MSAM (the "Administrator") also provides the Portfolio with administrative services pursuant to an administrative agreement for a monthly fee which on an annual basis equals 0.25% of the average daily net assets of the Portfolio, plus reimbursement of out-of-pocket expenses. Under an agreement between the Administrator and J.P. Morgan Investor Services Co. ("JPMIS"), a corporate affiliate of JPMorgan Chase Bank, JPMIS provides certain administrative services to the Fund. For such services, the Administrator pays JPMIS a portion of the fee the Administrator receives from the Fund. An employee of JPMIS is an officer of the Fund.

D. DISTRIBUTOR: Morgan Stanley & Co., Incorporated (the "Distributor"), a wholly-owned subsidiary of Morgan Stanley, serves as the distributor of the Fund and provides the Portfolio's Class II shareholders with distribution services pursuant to a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Portfolio is authorized to pay the Distributor a monthly distribution fee at a rate of 0.35% of the Portfolio's average daily net assets attributable to Class II shares. The Distributor has voluntarily agreed to waive 0.10% of the 0.35% distribution fee that it may receive.

E. CUSTODIAN: JPMorgan Chase Bank serves as custodian for the Fund in accordance with a custodian agreement.

F. DIRECTORS' FEES: Each Director of the Fund who is not an officer of the Fund or an affiliated person as defined under the Investment Company Act of 1940, as amended, may elect to participate in the Directors' Deferred Compensation Plan (the "Compensation Plan"). Under the Compensation Plan, such Directors may elect to defer payment of a percentage of their total fees earned as a Director of the Fund. These deferred portions are treated, based on an election by the Director, as if they were either invested in certain Portfolios' shares or invested in U.S. Treasury Bills, as defined under the Compensation Plan. Deferred fees payable under the Compensation Plan of $5,000 are included in Directors' Fees and Expenses Payable on the Statement of Net Assets. The deferred portion of the Directors' Fees and Expenses shown on the Statement of Operations is impacted by fluctuations in the market value of the investments selected by each Director. For the six months ended June 30, 2003, Directors' Fees and Expenses were increased by $600 due to these fluctuations.

G. FEDERAL INCOME TAXES: It is each Portfolio's intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

Certain Portfolios may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as these amounts are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

Distributions from the Portfolio are recorded on the ex-dividend date. The amount and character of income and capital gain distributions to be paid by the Portfolio are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. Accordingly, the tax character of distributions paid may differ from the character of distributions shown on the Statement of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during 2002 and 2001 was as follows:

                     (000)
----------------------------------------------------
  2002 DISTRIBUTIONS           2001 DISTRIBUTIONS
      PAID FROM:                   PAID FROM:
-------------------------   ------------------------
  ORDINARY    LONG-TERM     ORDINARY    LONG-TERM
   INCOME    CAPITAL GAIN    INCOME    CAPITAL GAIN
----------------------------------------------------
   $ 169       $ --            $ --      $ 177

Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications among undistributed net investment income
(loss), accumulated net realized gain (loss) and paid-in capital. Permanent book and tax differences, if any, are not included in ending undistributed net investment income (loss) for the purpose of calculating net investment income
(loss) per share in the Financial Highlights.

At December 31, 2002, the Portfolio had no distributable earnings on a tax basis.

At June 30, 2003, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of the Portfolio (excluding foreign currency if applicable) were:

                                                       NET
   COST     APPRECIATION     DEPRECIATION     APPRECIATION
  (000)            (000)            (000)            (000)
-----------------------------------------------------------
$ 87,387         $ 7,276         $ (1,588)         $ 5,688

                                   THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                   Semi-Annual Report - June 30, 2003

Notes to Financial Statements (cont'd)

At December 31, 2002, the Portfolio had available capital loss carryforwards to offset future net capital gains, to the extent provided by regulations, of approximately $48,500,000, of which, $21,409,000 will expire on December 31, 2009, and $27,091,000 will expire on December 31, 2010. To the extent that capital loss carryforwards are used to offset any future net capital gains realized during the carryforward period as provided by U.S. tax regulations, no capital gains tax liability will be incurred by the Portfolio for gains realized and not distributed. To the extent that capital gains are so offset, such gains will not be distributed to shareholders.

Net capital and currency losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Portfolio's next taxable year. For the year ended December 31, 2002, the Portfolio deferred to January 1, 2003, for U.S. Federal income tax purposes, post-October capital losses of $4,188,000.

H. OTHER: For the six months ended June 30, 2003, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $62,047,000 and $62,330,000, respectively. There were no purchases and sales of U.S. Government securities for the six months ended June 30, 2003.

During the six months ended June 30, 2003, the Portfolio incurred $300 of brokerage commissions to Morgan Stanley & Co. Incorporated, an affiliated broker dealer.

Class I shares' perfomance was positively impacted as a result of the receipt of proceeds from the settlement of a class action suit involving one of the Portfolio's holdings. This was a onetime settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future.

From time to time, the Portfolio may have shareholders that hold a significant portion of the Portfolio's outstanding shares. Investment activities of these shareholders could have a material impact on the Portfolio.

I. SUPPLEMENTAL PROXY INFORMATION:

On June 5, 2003, a special meeting of the shareholders of the Fund was held. The following is a summary of the proposal presented and the total number of shares voted:

PROPOSAL:

   1. To elect the following Directors, effective July 31, 2003:

                               VOTES IN       VOTES
                               FAVOR OF      AGAINST
                            --------------------------
1) Michael Bozic             194,221,863   12,309,549
2) Charles A. Fiumefreddo    193,919,371   12,612,041
3) Edwin J. Garn             194,444,074   12,087,338
4) Wayne E. Hedien           194,545,061   11,986,351
5) James F. Higgins          194,623,217   11,908,195
6) Dr. Manuel H. Johnson     194,673,442   11,857,970
7) Philip J. Purcell         194,261,190   12,270,222

Also effective July 31, 2003, John D. Barrett II, Thomas P. Gerrity, Gerard E. Jones, Vincent R. McLean, C. Oscar Morong, Jr. and William G. Morton, Jr. have resigned from the Board of Directors.

DIRECTORS                                               OFFICERS

Michael Bozic                                           Charles A. Fiumefreddo
                                                        CHAIRMAN OF THE BOARD
Charles A. Fiumefreddo
                                                        Mitchell M. Merin
Edwin J. Garn                                           PRESIDENT

Wayne E. Hedien                                         Ronald E. Robison
                                                        EXECUTIVE VICE PRESIDENT AND PRINCIPAL EXECUTIVE OFFICER
James F. Higgins
                                                        Barry Fink
Dr. Manuel H. Johnson                                   VICE PRESIDENT

Joseph J. Kearns                                        Joseph J. McAlinden
                                                        VICE PRESIDENT
Michael Nugent
                                                        Stefanie V. Chang
Philip J. Purcell                                       VICE PRESIDENT

Fergus Reid                                             James W. Garrett
                                                        TREASURER AND CHIEF FINANCIAL OFFICER
INVESTMENT ADVISER AND ADMINISTRATOR
Morgan Stanley Asset Management                         Michael J. Leary
1221 Avenue of the Americas                             ASSISTANT TREASURER
New York, New York 10020
                                                        Mary E. Mullin
DISTRIBUTOR                                             SECRETARY
Morgan Stanley & Co. Incorporated
1221 Avenue of the Americas                             LEGAL COUNSEL
New York, New York 10020                                Mayer, Brown, Rowe & Maw LLP
                                                        1675 Broadway
CUSTODIAN                                               New York, New York 10019-5820
JPMorgan Chase Bank
270 Park Avenue                                         INDEPENDENT AUDITORS
New York, New York 10017                                Ernst & Young LLP
                                                        200 Clarendon Street
                                                        Boston, Massachusetts 02116-5072

This report is authorized for distribution only when preceded or accompanied by the prospectus of The Universal Institutional Funds, Inc. which describes in detail each Investment Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im.

                                  THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

[MORGAN STANLEY LOGO]             Semi-Annual Report -- June 30, 2003


Equity and Income Portfolio

                                  THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
                                  Equity and Income Portfolio

                                  FINANCIAL STATEMENTS
                                  June 30, 2003 (unaudited)

Statement of Net Assets

                                                       FACE
                                                      AMOUNT        VALUE
                                                       (000)        (000)
-------------------------------------------------------------------------
FIXED INCOME SECURITIES (19.9%)
AGENCY FIXED RATE MORTGAGES (2.8%)
   Federal Home Loan Mortgage
     Corporation Gold Pool,
     6.50%, 7/15/32                                  $   225      $   234
=========================================================================
U.S. TREASURY SECURITIES (10.6%)
   U.S. Treasury Bond,
     5.50%, 8/15/28                                        5            6
     7.625%, 2/15/25                                     120          171
     8.125%, 8/15/19                                     132          191
   U.S. Treasury Note,
     5.00%, 8/15/11                                      115          129
     6.75%, 5/15/05                                      355          391
-------------------------------------------------------------------------
                                                                      888
=========================================================================
FINANCIAL (1.1%)
   Chubb Corp.,
     7.00%, 11/16/05                                       3           90
=========================================================================
MANUFACTURING (1.1%)
   International Paper Capital Trust,
     5.25%, 7/20/25                                        2           89
=========================================================================
OIL & GAS (2.1%)
   El Paso Energy Capital Trust I,
     4.75%, 3/31/28                                        3           84
   Weatherford International,
     (Zero Coupon), 6/30/20                              139           88
-------------------------------------------------------------------------
                                                                      172
=========================================================================
TECHNOLOGY (1.0%)
   Teradyne, Inc., 3.75%, 10/15/06                        82           88
=========================================================================
UTILITIES (1.2%)
   Reliant Resources, Inc.,
     5.00%, 8/15/10                                      103          101
=========================================================================
  TOTAL FIXED INCOME SECURITIES (COST $1,675)                       1,662
=========================================================================

                                                      SHARES
-------------------------------------------------------------------------
COMMON STOCKS (71.1%)
BASIC RESOURCES (3.1%)
CHEMICALS (1.8%)
  Dow Chemical Co.                                     2,630           82
  E I DuPont De Nemours & Co.                            820           34
  Monsanto Co.                                         1,480           32
-------------------------------------------------------------------------
                                                                      148
=========================================================================
PAPER (1.3%)
  Ingersoll-Rand Co., Class A                          2,320          110
=========================================================================
TOTAL BASIC RESOURCES                                                 258
=========================================================================
COMMUNICATIONS (1.4%)
ADVERTISING AGENCIES (0.6%)
  Interpublic Group of Cos., Inc.                      3,520           47
-------------------------------------------------------------------------
COMMUNICATIONS & MEDIA (0.8%)
  Walt Disney Co.                                      3,650           72
-------------------------------------------------------------------------
TOTAL COMMUNICATIONS                                                  119
=========================================================================
CONSUMER DISCRETIONARY (7.1%)
AUTO COMPONENTS (0.7%)
  Magna International, Inc.                              860           58
-------------------------------------------------------------------------

                                                                    VALUE
                                                      SHARES        (000)
-------------------------------------------------------------------------
BEVERAGES (1.3%)
  Coca-Cola Co.                                        1,140      $    53
  PepsiCo, Inc.                                        1,330           59
-------------------------------------------------------------------------
                                                                      112
=========================================================================
DEPARTMENT STORES (1.6%)
  Target Corp.                                         1,070           40
  Wal-Mart Stores, Inc.                                1,770           95
-------------------------------------------------------------------------
                                                                      135
=========================================================================
HOTEL & LODGING (1.9%)
  Hilton Hotels Corp.                                  6,530           84
  Starwood Hotels & Resorts Worldwide, Inc.            2,520           72
-------------------------------------------------------------------------
                                                                      156
=========================================================================
PERSONAL PRODUCTS (0.4%)
  Procter & Gamble Co.                                   400           36
-------------------------------------------------------------------------
RESTAURANTS (1.2%)
  McDonald's Corp.                                     4,370           96
-------------------------------------------------------------------------
TOTAL CONSUMER DISCRETIONARY                                          593
=========================================================================
FINANCIAL (18.7%)
BANKS (3.7%)
  Bank of America Corp.                                2,950          233
  Fannie Mae                                             600           40
  FleetBoston Financial Corp.                          1,300           39
-------------------------------------------------------------------------
                                                                      312
=========================================================================
COMMERCIAL BANKS (1.6%)
  Citigroup, Inc.                                      3,170          136
-------------------------------------------------------------------------
CREDIT & FINANCE (1.3%)
  Equifax, Inc.                                        4,280          111
-------------------------------------------------------------------------
FINANCIAL SERVICES (1.4%)
  PNC Financial Services Group, Inc.                   2,320          113
-------------------------------------------------------------------------
INSURANCE (6.3%)
  Aetna, Inc.                                            510           31
  Metlife, Inc.                                          440           12
  Prudential Financial, Inc.                           1,170           39
  Chubb Corp.                                          2,320          139
  Hartford Financial Services Group, Inc.              2,210          111
  SAFECO Corp.                                           190            7
  Travelers Property Casualty Corp.                    3,800           91
  Travelers Property Casualty Corp., Class A           6,320          101
-------------------------------------------------------------------------
                                                                      531
=========================================================================
INVESTMENT COMPANIES (2.0%)
  J.P. Morgan Chase & Co.                              3,340          114
  Wachovia Corp.                                       1,380           55
-------------------------------------------------------------------------
                                                                      169
=========================================================================
INVESTMENT MANAGEMENT COMPANIES (2.4%)
  Edwards (A.G.), Inc.                                 2,500           86
  Merrill Lynch & Co., Inc.                            2,360          110
-------------------------------------------------------------------------
                                                                      196
=========================================================================
TOTAL FINANCIAL                                                     1,568
=========================================================================
FOOD & TOBACCO (0.5%)
TOBACCO (0.5%)
  Altria Group, Inc.                                     910           41
=========================================================================

     The accompanying notes are an integral part of the financial statements

                                                                    VALUE
                                                      SHARES        (000)
-------------------------------------------------------------------------
HEALTH CARE (10.3%)
HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES) (2.5%)
  Bausch & Lomb, Inc.                                  2,220      $    83
  Baxter International, Inc.                           1,900           93
  Johnson & Johnson                                      270           14
  Tenet Healthcare Corp.                               1,440(a)        17
-------------------------------------------------------------------------
                                                                      207
=========================================================================
HEALTH TECHNOLOGY (1.1%)
  Roche Holding AG                                     1,200           94
-------------------------------------------------------------------------
PHARMACEUTICALS (6.7%)
  Bristol-Myers Squibb Co.                             8,930          242
  Omnicare, Inc.                                       2,700          148
  Pfizer, Inc.                                         2,140           73
  Schering-Plough Corp.                                5,470          102
-------------------------------------------------------------------------
                                                                      565
=========================================================================
TOTAL HEALTH CARE                                                     866
=========================================================================
HEAVY INDUSTRY & TRANSPORTATION (1.4%)
MISCELLANEOUS INDUSTRIALS (1.4%)
  Raytheon Co.                                         1,450           48
  Textron, Inc.                                        1,770           69
-------------------------------------------------------------------------
                                                                      117
=========================================================================
MANUFACTURING (2.3%)
PAPER (1.1%)
  Kimberly-Clark Corp.                                 1,810           95
-------------------------------------------------------------------------
PAPER & FOREST PRODUCTS (1.2%)
  Temple-Inland, Inc.                                  2,360          101
-------------------------------------------------------------------------
TOTAL MANUFACTURING                                                   196
=========================================================================
MEDIA & ENTERTAINMENT (1.1%)
COMMUNICATIONS (1.1%)
  AOL Time Warner, Inc.                                5,710(a)        92
=========================================================================
METALS (1.9%)
METALS & MINING (1.9%)
  Newmont Mining Corp.                                 2,400           78
  Phelps Dodge Corp.                                   2,040(a)        78
-------------------------------------------------------------------------
                                                                      156
=========================================================================
OIL & GAS (10.2%)
EXPLORATION & DRILLING (2.3%)
  ENSCO International, Inc.                            1,380           37
  Schlumberger Ltd.                                    2,320          110
  Transocean, Inc.                                     2,140(a)        47
-------------------------------------------------------------------------
                                                                      194
=========================================================================
NATURAL GAS PIPELINES (1.1%)
  Williams Cos., Inc.                                  7,200           89
-------------------------------------------------------------------------
OIL - DOMESTIC INTEGRATED (5.5%)
  BP plc ADR                                           4,410          185
  ConocoPhillips, Inc.                                 1,940          107
  Exxon Mobil Corp.                                    3,340          120
  Valero Energy Corp.                                  1,330           48
-------------------------------------------------------------------------
                                                                      460
=========================================================================
OIL - CRUDE PRODUCERS (1.3%)
  Anadarko Petroleum Corp.                               610           27
  EOG Resources, Inc.                                  1,930      $    81
-------------------------------------------------------------------------
                                                                      108
=========================================================================
TOTAL OIL & GAS                                                       851
=========================================================================
PRODUCER DURABLES (0.5%)
OFFICE FURNITURE & BUSINESS EQUIPMENT (0.5%)
  3M Co.                                                 320           41
=========================================================================
TECHNOLOGY (3.8%)
COMPUTER SERVICES SOFTWARE & SYSTEMS (2.4%)
  Automatic Data Processing, Inc.                      1,790           61
  Electronic Data Systems Corp.                        1,650           35
  Microsoft Corp.                                      3,990          102
-------------------------------------------------------------------------
                                                                      198
=========================================================================
COMPUTERS & OFFICE EQUIPMENT (1.1%)
  Hewlett-Packard Co.                                  4,360           93
-------------------------------------------------------------------------
COMPUTERS (NETWORKING) (0.3%)
  Computer Sciences Corp.                                680(a)        26
-------------------------------------------------------------------------
TOTAL TECHNOLOGY                                                      317
=========================================================================
TELECOMMUNICATIONS (1.9%)
TELECOMMUNICATION SERVICES (1.9%)
  SBC Communications, Inc.                             4,160          106
  Verizon Communications, Inc.                         1,250           50
-------------------------------------------------------------------------
                                                                      156
=========================================================================
TRANSPORTATION (2.1%)
RAILROADS (2.1%)
  Norfolk Southern Corp.                               5,810          112
  Union Pacific Corp.                                  1,070           62
-------------------------------------------------------------------------
                                                                      174
=========================================================================
UTILITIES (4.8%)
ELECTRIC UTILITIES (4.8%)
  CenterPoint Energy, Inc.                             2,400           75
  Entergy Corp.                                        3,050          161
  Exelon Corp.                                         1,250           75
  PPL Corp.                                            2,140           92
-------------------------------------------------------------------------
                                                                      403
=========================================================================
   TOTAL COMMON STOCKS (COST $5,909)                                5,948
=========================================================================

                                                        FACE
                                                      AMOUNT
                                                       (000)
-------------------------------------------------------------------------
SHORT-TERM INVESTMENT (16.1%)
DISCOUNT NOTE (16.1%)
  Federal Home Loan Bank, 0.95%, 7/1/03
    (COST $1,345)                                    $ 1,345(b)     1,345
=========================================================================
TOTAL INVESTMENTS (107.1%) (COST $8,929)                            8,955
=========================================================================

     The accompanying notes are an integral part of the financial statements

                                  THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
                                  Equity and Income Portfolio

                                  FINANCIAL STATEMENTS
                                  June 30, 2003 (unaudited)

Statement of Net Assets (cont'd)

                                                      AMOUNT       AMOUNT
                                                       (000)        (000)
-------------------------------------------------------------------------
OTHER ASSETS (4.5%)
  Cash                                               $    82
  Receivable for Portfolio Shares Sold                   247
  Due from Adviser                                        24
  Interest Receivable                                     14
  Dividends Receivable                                     5      $   372
=========================================================================
LIABILITIES (-11.6%)
  Payable for Investments Purchased                     (938)
  Shareholder Reporting Expense Payable                  (15)
  Professional Fees Payable                               (9)
  Custodian Fees Payable                                  (4)
  Administrative Fees Payable                             (2)        (968)
=========================================================================
NET ASSETS (100%)                                                 $ 8,359
=========================================================================
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE

  Applicable to 792,202 outstanding $0.001
    par value shares (authorized 500,000,000
    shares)                                                       $ 10.55
=========================================================================
NET ASSETS CONSIST OF:
Paid-in Capital                                                   $ 8,320
Undistributed (Distributions in Excess of) Net
  Investment Income                                                     6
Accumulated Net Realized Gain (Loss)                                    7
Unrealized Appreciation (Depreciation) on
  Investments                                                          26
-------------------------------------------------------------------------
NET ASSETS                                                        $ 8,359
=========================================================================

(a) -- Non-income producing security
ADR -- American Depositary Receipt

     The accompanying notes are an integral part of the financial statements

Statement of Operations

                                                                                                  PERIOD FROM
                                                                                           APRIL 30, 2003* TO
                                                                                                JUNE 30, 2003
                                                                                                  (UNAUDITED)
                                                                                                        (000)
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends                                                                                           $     9
  Interest                                                                                                  3
-------------------------------------------------------------------------------------------------------------
    Total Income                                                                                           12
-------------------------------------------------------------------------------------------------------------
EXPENSES:
  Shareholder Reporting                                                                                    15
  Professional Fees                                                                                         9
  Investment Advisory Fees                                                                                  4
  Custodian Fees                                                                                            4
  Administrative Fees                                                                                       2
-------------------------------------------------------------------------------------------------------------
    Total Expenses                                                                                         34
-------------------------------------------------------------------------------------------------------------
  Investment Advisory Fees Waived                                                                          (4)
  Expenses Reimbursed by Adviser                                                                          (24)
-------------------------------------------------------------------------------------------------------------
    Net Expenses                                                                                            6
-------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                                                6
-------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) ON:
  Investments Sold                                                                                          7
-------------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
  Investments                                                                                              26
-------------------------------------------------------------------------------------------------------------
  NET REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                            33
-------------------------------------------------------------------------------------------------------------
    NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                   $    39
=============================================================================================================

Statement of Changes in Net Assets

                                                                                                  PERIOD FROM
                                                                                              APRIL 30, 2003*
                                                                                             TO JUNE 30, 2003
                                                                                                  (UNAUDITED)
                                                                                                        (000)
-------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment Income (Loss)                                                                        $     6
  Net Realized Gain (Loss)                                                                                  7
  Change in Unrealized Appreciation (Depreciation)                                                         26
-------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Net Assets Resulting from Operations                                        39
-------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (1):
  Subscriptions                                                                                         8,336
  Redemptions                                                                                             (16)
-------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions                     8,320
-------------------------------------------------------------------------------------------------------------
  Total Increase (Decrease) in Net Assets                                                               8,359
NET ASSETS:
  Beginning of Period                                                                                      --
  End of Period (including undistributed (distributions in excess of) net investment
    income of $6)                                                                                     $ 8,359
-------------------------------------------------------------------------------------------------------------
(1) CAPITAL SHARE TRANSACTIONS:
-------------------------------------------------------------------------------------------------------------
    Shares Subscribed                                                                                     794
    Shares Redeemed                                                                                        (2)
-------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Capital Shares Outstanding                                                 792
=============================================================================================================

* Commencement of Operations

     The accompanying notes are an integral part of the financial statements

                                  THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
                                  Financial Highlights

                                  Equity and Income Portfolio

Financial Highlights
Selected Per Share Data and Ratios

                                                                                                 CLASS II
-------------------------------------------------------------------------------------------------------------
                                                                                  PERIOD FROM APRIL 30, 2003*
                                                                                             TO JUNE 30, 2003
                                                                                                  (UNAUDITED)
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                             $ 10.00
-------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                                                                      0.02#
  Net Realized and Unrealized Gain (Loss)                                                           0.53
-------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                                                0.55
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                                   $ 10.55
-------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                                        5.50%++
=============================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (000's)                                                                $ 8,359
Ratio of Expenses to Average Net Assets                                                             1.00%**
Ratio of Net Investment Income (Loss) to Average Net Assets                                         0.98%**
Portfolio Turnover Rate                                                                                3%++
-------------------------------------------------------------------------------------------------------------
Effect of Voluntary Expense Limitation During the Period:
    Per Share Benefit to Net Investment Income (Loss)                                            $  0.08#
Ratios Before Expense Limitation:
    Expenses to Average Net Assets                                                                  5.44%**
    Net Investment Income (Loss) to Average Net Assets                                             (3.46)%**
-------------------------------------------------------------------------------------------------------------

*  Commencement of operations
** Annualized
#  Per share amount is based on average shares outstanding
++ Not annualized

     The accompanying notes are an integral part of the financial statements

Notes to Financial Statements (unaudited)

The Universal Institutional Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund is comprised of seventeen separate active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios").

The accompanying financial statements relate to the Equity and Income Portfolio. The Portfolio seeks both capital appreciation and current income by investing primarily in income-producing equity instruments and investment grade fixed income securities. The Portfolio currently offers Class II shares only; although Class I shares may be offered in the future.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies.

A. ACCOUNTING POLICIES: The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in the preparation of the financial statements. Accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1. SECURITY VALUATION: Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Unlisted and listed equity securities not traded on the valuation date, for which market quotations are readily available, are valued at the mean between the current bid and asked prices obtained from reputable brokers. Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service. The prices provided by a pricing service are not determined solely with regard to bid or last sale prices, but take into account institutional size trading in similar groups of securities and any developments related to the specific securities. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value. For all other securities and investments for which market values are not readily available, including restricted securities, and where prices determined in accordance with the aforementioned procedures are not reflective of fair market value, values are determined in good faith, under fair valuation procedures adopted by the Board of Directors, although the actual calculations may be done by others.

2. REPURCHASE AGREEMENTS: The Portfolios of the Fund may enter into repurchase agreements under which the Portfolio lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

3. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on the specific identified cost basis. Dividend income is recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts and premiums on securities purchased (other than mortgage-backed securities) are amortized according to the effective yield method over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets.

B. ADVISER: Morgan Stanley Asset Management ("MSAM"), a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with investment advisory services for a fee, paid

                                  THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                  Semi-Annual Report - June 30, 2003

Notes to Financial Statements (cont'd)

quarterly, at the annual rate based on average daily net assets as follows:

                    FROM $500
FIRST $500         MILLION TO         MORE THAN
   MILLION         $1 BILLION        $1 BILLION
------------------------------------------------
      0.60%              0.55%             0.50%

MSAM has agreed to reduce fees payable to it and to reimburse the Portfolio, if necessary, to the extent that the annual operating expenses, excluding interest expense and extraordinary expenses, expressed as a percentage of average daily net assets, exceed the maximum ratio of 1.00%.

C. ADMINISTRATOR: MSAM (the "Administrator") also provides the Portfolio with administrative services pursuant to an administrative agreement for a monthly fee which on an annual basis equals 0.25% of the average daily net assets of the Portfolio, plus reimbursement of out-of-pocket expenses. Under an agreement between the Administrator and J.P. Morgan Investor Services Co. ("JPMIS"), a corporate affiliate of JPMorgan Chase Bank, JPMIS provides certain administrative services to the Fund. For such services, the Administrator pays JPMIS a portion of the fee the Administrator receives from the Fund. An employee of JPMIS is an officer of the Fund.

D. DISTRIBUTOR: Morgan Stanley & Co., Incorporated (the "Distributor"), a wholly-owned subsidiary of Morgan Stanley, serves as the distributor of the Fund and provides the Portfolio's Class II shareholders with distribution services pursuant to a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Portfolio is authorized to pay the Distributor a monthly distribution fee at a rate of 0.35% of the Portfolio's average daily net assets attributable to Class II shares. The Distributor has voluntarily agreed to waive 0.30% of the 0.35% distribution fee that it may receive.

E. CUSTODIAN: JPMorgan Chase Bank serves as custodian for the Fund in accordance with a custodian agreement.

F. DIRECTORS' FEES: Each Director of the Fund who is not an officer of the Fund or an affiliated person as defined under the Investment Company Act of 1940, as amended, may elect to participate in the Directors' Deferred Compensation Plan (the "Compensation Plan"). Under the Compensation Plan, such Directors may elect to defer payment of a percentage of their total fees earned as a Director of the Fund. These deferred portions are treated, based on an election by the Director, as if they were either invested in certain Portfolios' shares or invested in U.S. Treasury Bills, as defined under the Compensation Plan. Deferred fees payable under the Compensation Plan, if applicable, are included in Directors' Fees and Expenses Payable on the Statement of Net Assets. The deferred portion of the Directors' Fees and Expenses shown on the Statement of Operations, if any, is impacted by fluctuations in the market value of the investments selected by each Director. For the period ended June 30, 2003, Directors' Fees and Expenses were not impacted by these fluctuations.

G. FEDERAL INCOME TAXES: It is each Portfolio's intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

Certain Portfolios may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as these amounts are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

Distributions from the Portfolio are recorded on the ex-dividend date. The amount and character of income and capital gain distributions to be paid by the Portfolio are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. Accordingly, the tax character of distributions paid may differ from the character of distributions shown on the Statement of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes.

Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications among undistributed net investment income
(loss), accumulated net realized gain (loss) and paid-in capital. Permanent book and tax differences, if any, are not included in ending undistributed net investment income (loss) for the purpose of calculating net investment income
(loss) per share in the Financial Highlights.

At June 30, 2003, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of the Portfolio (excluding foreign currency if applicable) were:

                                                       NET
   COST      APPRECIATION     DEPRECIATION    APPRECIATION
  (000)             (000)            (000)           (000)
----------------------------------------------------------
$ 8,929             $ 112           $ (86)            $ 26

H. OTHER: For the period ended June 30, 2003, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $6,822,000 and $139,000, respec-tively. For the period ended June 30, 2003, purchases and sales of U.S. Government securities were approximately $904,000 and $8,000, respectively.

From time to time, the Portfolio may have shareholders that hold a significant portion of the Portfolio's outstanding shares. Investment activity of these shareholders could have a material impact on the Portfolio.

During the period ended June 30, 2003, the Portfolio incurred $26 of brokerage commissions to Morgan Stanley & Co. Incorporated, an affiliated broker dealer.

I. SUPPLEMENTAL PROXY INFORMATION:

On June 5, 2003, a special meeting of the shareholders of the Fund was held. The following is a summary of the proposal presented and the total number of shares voted:

PROPOSAL:

   1. To elect the following Directors, effective July 31, 2003:

                              VOTES IN       VOTES
                              FAVOR OF      AGAINST
                            --------------------------
1) Michael Bozic             194,221,863   12,309,549
2) Charles A. Fiumefreddo    193,919,371   12,612,041
3) Edwin J. Garn             194,444,074   12,087,338
4) Wayne E. Hedien           194,545,061   11,986,351
5) James F. Higgins          194,623,217   11,908,195
6) Dr. Manuel H. Johnson     194,673,442   11,857,970
7) Philip J. Purcell         194,261,190   12,270,222

Also effective July 31, 2003, John D. Barrett II, Thomas P. Gerrity,
Gerard E. Jones, Vincent R. McLean, C. Oscar Morong, Jr. and William G. Morton, Jr. have resigned from the Board of Directors.

                                  THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                  Semi-Annual Report - June 30, 2003 (unaudited)

DIRECTORS                                       OFFICERS

Michael Bozic                                   Charles A. Fiumefreddo
                                                CHAIRMAN OF THE BOARD
Charles A. Fiumefreddo
                                                Mitchell M. Merin
Edwin J. Garn                                   PRESIDENT

Wayne E. Hedien                                 Ronald E. Robison
                                                EXECUTIVE VICE PRESIDENT AND PRINCIPAL EXECUTIVE OFFICER
James F. Higgins
                                                Barry Fink
Dr. Manuel H. Johnson                           VICE PRESIDENT

Joseph J. Kearns                                Joseph J. McAlinden
                                                VICE PRESIDENT
Michael Nugent
                                                Stefanie V. Chang
Philip J. Purcell                               VICE PRESIDENT

Fergus Reid                                     James W. Garrett
                                                TREASURER AND CHIEF FINANCIAL OFFICER
INVESTMENT ADVISER AND ADMINISTRATOR
Morgan Stanley Asset Management                 Michael J. Leary
1221 Avenue of the Americas                     ASSISTANT TREASURER
New York, New York 10020
                                                Mary E. Mullin
DISTRIBUTOR                                     SECRETARY
Morgan Stanley & Co. Incorporated
1221 Avenue of the Americas                     LEGAL COUNSEL
New York, New York 10020                        Mayer, Brown, Rowe & Maw LLP
                                                1675 Broadway
CUSTODIAN                                       New York, New York 10019-5820
JPMorgan Chase Bank
270 Park Avenue                                 INDEPENDENT AUDITORS
New York, New York 10017                        Ernst & Young LLP
                                                200 Clarendon Street
                                                Boston, Massachusetts 02116-5072


This report is authorized for distribution only when preceded or accompanied by the prospectus of The Universal Institutional Funds, Inc. which describes in detail each Investment Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im.

                                   THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

[MORGAN STANLEY LOGO]              Semi-Annual Report -- June 30, 2003


Core Plus Fixed Income Portfolio

                                   THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
                                   Core Plus Fixed Income Portfolio

                                   FINANCIAL STATEMENTS
                                   June 30, 2003 (unaudited)

Statement of Net Assets

                                                                FACE
                                                              AMOUNT              VALUE
                                                               (000)              (000)
---------------------------------------------------------------------------------------
FIXED INCOME SECURITIES (132.9%)
AGENCY ADJUSTABLE RATE MORTGAGES (1.0%)
  Government National Mortgage Association
    Adjustable Rate Mortgages
    4.375%, 1/20/25 - 2/20/28                             $    1,014         $    1,051
    5.375%, 4/20/25 - 6/20/25                                  1,376              1,429
    5.625%, 12/20/25 - 11/20/27                                  193                198
    5.75%, 7/20/25 - 9/20/27                                     360                367
---------------------------------------------------------------------------------------
                                                                                  3,045
=======================================================================================
AGENCY FIXED RATE MORTGAGES (80.5%)
  Federal Home Loan Mortgage Corporation
    Conventional Pool
    8.00%, 8/1/30                                                275                294
  Federal Home Loan Mortgage
    Corporation Gold Pools
    7.00%, 3/1/32                                                107                113
    7.50%, 8/1/30 - 8/1/32                                     4,680              4,974
    8.00%, 9/1/30 - 1/1/31                                       164                175
    8.50%, 1/1/29 - 8/1/30                                       307                330
    9.50%, 12/1/22                                                33                 36
    10.00%, 10/1/10 - 1/1/19                                      57                 63
    10.50%, 1/1/10 - 5/1/19                                       12                 13
    11.50%, 10/1/15 - 5/1/19                                      61                 70
  Federal Home Loan Mortgage Corporation
    Gold Pools, July TBA
    5.00%, 7/1/18                                              3,050(a)           3,149
    6.00%, 7/1/33                                              3,750(a)           3,887
    6.50%, 7/1/33                                             34,600(a)          36,006
    7.50%, 7/1/33                                              6,375(a)           6,775
  Federal National Mortgage Association
    Conventional Pools
    7.00%, 7/1/28 - 12/1/32                                   32,547             34,281
    7.50%, 5/1/25 - 8/1/32                                    12,388             13,169
    8.00%, 11/1/14 - 9/1/32                                   15,761             16,960
    8.50%, 4/1/30 - 9/1/32                                     5,167              5,561
    9.50%, 11/1/21 - 4/1/30                                      640                707
    10.00%, 9/1/10 - 5/1/22                                      221                246
    10.50%, 1/1/16 - 5/1/22                                    1,484              1,678
    11.00%, 3/1/19 - 11/1/20                                     486                554
    11.50%, 11/1/19                                               12                 14
    12.00%, 11/1/11                                               11                 13
    13.00%, 10/1/15                                                4                  4
  Federal National Mortgage
    Association, July TBA
    4.50%, 7/1/18                                              6,250(a)           6,375
    5.00%, 7/1/18                                              6,175(a)           6,378
    5.50%, 7/1/18                                              7,600(a)           7,892
    6.00%, 7/1/33                                             17,250(a)          17,924
    6.50%, 7/1/33                                             26,275(a)          27,400
  Federal National Mortgage
    Association, September TBA
    5.00%, 9/1/33                                             33,250(a)          33,510
    5.50%, 9/1/33                                         $   12,350(a)      $   12,686
  Government National Mortgage
    Association, July TBA
    6.00%, 7/15/33                                             3,000(a)           3,143
  Government National Mortgage
    Association, September TBA
    5.50%, 9/15/33                                             6,150(a)           6,360
  Government National Mortgage
    Association Various Pools
    9.00%, 11/15/17 - 1/15/25                                    373                415
    9.50%, 10/15/16 - 11/15/21                                 1,385              1,547
    10.00%, 11/15/09 - 11/25/23                                1,815              2,031
    10.50%, 1/15/18 - 8/15/20                                    208                236
    11.00%, 12/15/09 - 4/15/20                                    66                 75
    11.50%, 2/15/13 - 8/15/13                                      7                  8
    12.00%, 12/15/12 - 12/15/14                                   29                 34
---------------------------------------------------------------------------------------
                                                                                255,086
=======================================================================================
ASSET BACKED CORPORATE (6.6%)
  Bank One Issuance Trust
    3.59%, 5/17/10                                             2,000              2,082
  BMW Vehicle Owner Trust
    2.83%, 12/25/04                                              245                245
  Capital Auto Receivables Asset Trust
    2.89%, 4/15/04                                               406                407
  Chase Funding Mortgage Loan
    2.01%, 2/25/17                                             1,538              1,541
  Chase Manhattan Auto Owner Trust
    2.63%, 10/15/04                                              101                101
  Citibank Credit Card Issuance Trust
    6.875%, 11/16/09                                           1,730              2,031
  DaimlerChrysler Auto Trust
    2.90%, 12/6/04                                               658                661
    3.71%, 7/6/04                                                 37                 37
    6.11%, 11/8/04                                               303                305
  Federal Home Loan Mortgage Corporaton,
    Structured Pass Through Security, Class A1
    4.75%, 2/25/42                                               184                184
  Ford Credit Auto Owner Trust
    1.62%, 8/15/05                                             1,500              1,503
    2.97%, 6/15/04                                               245                246
  Harley-Davidson Motorcycle Trust
    1.56%, 5/15/07                                             1,302              1,305
  Honda Auto Receivables Owner Trust
    1.46%, 9/19/05                                             1,800              1,802
    1.67%, 6/15/05                                             1,300              1,302
    2.91%, 9/15/04                                               478                479
  J.P. Morgan Chase & Co.
    2.70%, 1/18/05                                               571                573
  Lehman ABS Manufactured Housing Contract
    3.01%, 3/15/10                                               156                157
  MBNA Master Credit Card Trust
    5.90%, 8/15/11                                               400                459
    7.00%, 2/15/12                                             1,350              1,619
    7.80%, 10/15/12                                            1,400              1,728

     The accompanying notes are an integral part of the financial statements

                                                                FACE
                                                              AMOUNT              VALUE
                                                               (000)              (000)
---------------------------------------------------------------------------------------
ASSET BACKED CORPORATE (CONT'D)
  Nissan Auto Receivables Owner Trust
    3.07%, 8/16/04                                        $      329         $      330
    6.72%, 8/16/04                                                30                 30
  Whole Auto Loan Trust
    1.88%, 6/15/05                                             1,500              1,504
---------------------------------------------------------------------------------------
                                                                                 20,631
=======================================================================================
COLLATERALIZED MORTGAGE OBLIGATIONS - AGENCY
COLLATERAL SERIES (2.3%)
  Federal Home Loan Mortgage Corporation, IO
    5.00%, 9/15/14                                             5,862                410
    6.00%, 5/1/31                                              3,868                363
    6.50%, 4/1/28                                              3,093                301
    7.00%, 4/1/30                                                149                 16
    7.50%, 12/1/29                                               232                 29
    8.00%, 1/1/28 - 7/1/31                                       367                 51
  Federal Home Loan Mortgage Corporation,
    IO, Floating Rate Security
    6.77%, 3/15/32                                             2,256                170
    6.82%, 3/15/32                                             1,714                130
    7.37%, 10/15/29                                              289                 19
  Federal National Mortgage Association
    2.12%, 10/25/42                                            1,787              1,791
    4.50%, 5/25/42                                               503                503
    5.50%, 6/25/08                                                12                 12
  Federal National Mortgage Association, IO
    6.00%, 7/1/33                                              4,450                608
    6.50%, 1/4/33                                              7,474                738
    7.00%, 4/25/33                                             3,632                361
    7.50%, 11/1/29                                               759                 97
    8.00%, 4/1/24 - 8/1/31                                     2,185                299
    9.00%, 11/1/26                                                40                  6
  Federal National Mortgage Association,
    IO, Floating Rate Security
    7.07%, 12/25/29                                            1,134                 62
  Federal National Mortgage Association,
    IO, Inverse Floating Rate Security
    6.41%, 2/17/31                                               769                 77
    6.97%, 12/25/27                                              393                 20
    7.17%, 10/25/28                                              639                 55
    7.49%, 3/18/30                                               279                 19
  Federal National Mortgage Corporation, IO
    6.00%, 7/25/33                                             3,500                455
  Government National Mortgage Association,
    IO, Floating Rate Security
    7.37%, 12/16/29                                              516                 61
  Government National Mortgage Association,
    IO, Inverse Floating Rate Security
    6.48%, 9/16/31                                               700                 55
    6.81%, 9/16/27                                               441                 42
    6.82%, 4/16/29                                             3,217                289
    7.02%, 8/16/31                                               539                 48
    7.40%, 9/20/30                                             1,061                101
    7.42%, 8/16/29                                               746                 77
---------------------------------------------------------------------------------------
                                                                                  7,265
=======================================================================================
FINANCE (7.4%)
  AIG SunAmerica Global Financing
    6.30%, 5/10/11                                        $      555(b)      $      636
    6.90%, 3/15/32                                               115(b)             137
  American General Corp.
    7.50%, 7/15/25                                               180                224
  Axa Financial, Inc.
    6.50%, 4/1/08                                                 85                 97
  Boston Properties, Inc.
    6.25%, 1/15/13                                               300(b)             329
  Citigroup, Inc.
    5.625%, 8/27/12                                              390                430
    6.00%, 2/21/12                                               155                176
  Countrywide Home Loans, Inc.
    3.25%, 5/21/08                                               645                648
  EOP Operating LP
    6.763%, 6/15/07                                              100                113
    7.50%, 4/19/29                                               330                380
    7.875%, 7/15/31                                              225                272
  Farmers Exchange Capital
    7.05%, 7/15/28                                               585(b)             526
  Farmers Insurance Exchange
    8.625%, 5/1/24                                               250(b)             244
  Florida Windstorm Underwriting Association
    7.125%, 2/25/19                                              245(b)             292
  Ford Motor Credit Co.
    7.25%, 10/25/11                                            1,340              1,378
    7.375%, 10/28/09                                             495                519
  General Electric Capital Corp.
    6.75%, 3/15/32                                             1,055              1,234
  General Motors Acceptance Corp.
    6.875%, 9/15/11                                            1,060              1,064
    8.00%, 11/1/31                                               680                667
  Goldman Sachs Group, Inc.
    6.125%, 2/15/33                                              290                311
    6.60%, 1/15/12                                               155                180
    6.875%, 1/15/11                                              625                737
  Hartford Financial Services Group, Inc.
    2.375%, 6/1/06                                               315                315
    7.90%, 6/15/10                                               235                287
  Hartford Life, Inc.
    7.375%, 3/1/31                                               210                249
    7.65%, 6/15/27                                               155                187
  Household Finance Corp.
    5.875%, 2/1/09                                               385                429
    6.40%, 6/17/08                                                80                 91
    6.75%, 5/15/11                                               320                372
    8.00%, 7/15/10                                               195                242
  Istar Financial, Inc.
    7.00%, 3/15/08                                               165                173
    8.75%, 8/15/08                                                90                 98
  J.P. Morgan Chase & Co.
    5.35%, 3/1/07                                                415                454
    6.625%, 3/15/12                                              210                242

     The accompanying notes are an integral part of the financial statements

                                   THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
                                   Core Plus Fixed Income Portfolio

                                   FINANCIAL STATEMENTS
                                   June 30, 2003 (unaudited)

Statement of Net Assets (cont'd)

                                                                FACE
                                                              AMOUNT              VALUE
                                                               (000)              (000)
---------------------------------------------------------------------------------------
FINANCE (CONT'D)
    7.00%, 11/15/09                                       $      215         $      255
  John Hancock Financial Services, Inc.
    5.625%, 12/1/08                                               75                 83
  John Hancock Surplus Note
    7.375%, 2/15/24                                              760(b)             896
  MBNA Corp.
    6.125%, 3/1/13                                               740                805
  Metropolitan Life Insurance Co.
    7.45%, 11/1/23                                               320(b)             337
  Nationwide Mutual Insurance Co.
    8.25%, 12/1/31                                               610(b)             754
  Newcourt Credit Group, Inc.
    6.875%, 2/16/05                                              310                332
  Prime Property Funding II
    7.00%, 8/15/04                                               160(b)             169
  Prudential Financial, Inc.
    7.245%, 12/18/23                                           1,730(b)           2,039
  Prudential Holdings LLC
    8.695%, 12/18/23                                             845(b)           1,069
  Simon Property Group, Inc.
    6.35%, 8/28/12                                               310                343
    6.375%, 11/15/07                                             445                496
  Vornado Realty Trust
    5.625%, 6/15/07                                              290                311
  Washington Mutual Bank
    5.50%, 1/15/13                                                75                 82
  Washington Mutual, Inc.
    8.25%, 4/1/10                                                200                252
  World Financial Properties
    6.91%, 9/1/13                                              1,369(b)           1,564
---------------------------------------------------------------------------------------
                                                                                 23,520
=======================================================================================
INDUSTRIALS (15.3%)
  Abitibi-Consolidated, Inc.
    8.55%, 8/1/10                                                415                465
    8.85%, 8/1/30                                                390                414
  Aetna, Inc.
    7.875%, 3/1/11                                               815                990
  Albertson's, Inc.
    7.45%, 8/1/29                                                 65                 73
    7.50%, 2/15/11                                               345                403
  Altria Group, Inc.
    7.75%, 1/15/27                                                60                 64
  Amerada Hess Corp.
    7.875%, 10/1/29                                              420                511
  Anthem Insurance Cos., Inc.
    9.00%, 4/1/27                                                485(b)             651
    9.125%, 4/1/10                                               215(b)             271
  AOL Time Warner, Inc.
    7.625%, 4/15/31                                              655                756
    7.70%, 5/1/32                                                160                187
  Arrow Electronics, Inc.
    6.875%, 7/1/13                                               285                282
    6.875%, 6/1/18                                               130                126
  ArvinMeritor, Inc.
    6.625%, 6/15/07                                       $      135         $      140
    8.75%, 3/1/12                                                460                515
  AT&T Corp.
    7.80%, 11/15/11                                               75                 86
    8.50%, 11/15/31                                              680                771
  AT&T Wireless Services, Inc.
    8.75%, 3/1/31                                                480                593
  BAT International Finance plc
    4.875%, 2/25/09                                              300                351
  Belo Corp.
    8.00%, 11/1/08                                               200                242
  BHP Finance USA Ltd.
    4.80%, 4/15/13                                               300                313
  Boeing Capital Corp.
    5.80%, 1/15/13                                               440                476
    6.10%, 3/1/11                                                250                276
    6.50%, 2/15/12                                                75                 85
  Boeing Co.
    6.625%, 2/15/38                                               95                104
  Bowater Canada Finance Corp.
    7.95%, 11/15/11                                              845                896
  British Telecommunications plc
    8.875%, 12/15/30                                             225(c)             307
  Cendant Corp.
    7.125%, 3/15/15                                              355                412
    7.375%, 1/15/13                                              385                453
  Cigna Corp.
    6.375%, 10/15/11                                             260                291
  Clear Channel Communications, Inc.
    7.65%, 9/15/10                                               505                608
  Comcast Cable Communications, Inc.
    6.75%, 1/30/11                                               370                425
    8.375%, 5/1/07                                                75                 89
  Comcast Corp.
    6.50%, 1/15/15                                               275                309
  Conoco, Inc.
    6.95%, 4/15/29                                               765                920
  Constellation Energy Group, Inc.
    7.60%, 4/1/32                                                385                463
  Continental Airlines, Inc.
    6.545%, 2/2/19                                               261                253
    6.648%, 3/15/19                                              444                429
    6.90%, 1/2/18                                                115                111
    7.461%, 10/1/16                                               58                 55
  Cox Communications, Inc.
    7.125%, 10/1/12                                              350                418
  D.R. Horton, Inc.
    6.875%, 5/1/13                                               315                332
  DaimlerChrysler NA Holding Corp.
    7.30%, 1/15/12                                                90                102
    8.50%, 1/18/31                                               455                536
  Deutsche Telekom International Finance BV
    8.75%, 6/15/30                                               480                612

     The accompanying notes are an integral part of the financial statements

                                                                FACE
                                                              AMOUNT              VALUE
                                                               (000)              (000)
---------------------------------------------------------------------------------------
INDUSTRIALS (CONT'D)
  Devon Financing Corp.
    6.875%, 9/30/11                                       $       75         $       88
    7.875%, 9/30/31                                              175                222
  Echostar DBS Corp.
    9.375%, 2/1/09                                               415                442
  Electronic Data Systems Corp.
    6.00%, 8/1/13                                                270                263
  Federated Department Stores, Inc.
    6.90%, 4/1/29                                                470                527
    7.00%, 2/15/28                                               155                175
  FMC Corp.
    10.25%, 11/1/09                                               85                 96
  Ford Motor Co.
    6.625%, 10/1/28                                              565                470
    7.45%, 7/16/31                                               405                371
  France Telecom S.A
    7.00%, 12/23/09                                              250                331
  Gap, Inc.
    10.55%, 12/15/08                                             255                310
  General Motors Corp.
    4.50%, 7/15/06                                               245                246
    8.38%, 7/15/33                                               375                368
  Glencore Nickel Property Ltd.
    9.00%, 12/1/14                                               180(d),(e)          --@
  Goodrich Corp.
    7.625%, 12/15/12                                             180                205
  GTE Corp.
    6.94%, 4/15/28                                             1,010              1,146
  Harrah's Operating Co., Inc.
    8.00%, 2/1/11                                                460                555
  HCA, Inc.
    6.30%, 10/1/12                                               400                409
    7.19%, 11/15/15                                              225                237
    7.50%, 12/15/23                                              140                143
    7.69%, 6/15/25                                               190                198
    8.70%, 2/10/10                                                50                 60
    9.00%, 12/15/14                                              110                133
  Health Net, Inc.
    8.375%, 4/15/11                                              610                741
  Hertz Corp.
    7.625%, 8/15/07                                               85                 90
  Hilton Hotels Corp.
    7.625%, 12/1/12                                              680                745
  Honeywell International, Inc.
    6.125%, 11/1/11                                              775                883
  Hutchison Whampoa International Ltd.
    6.50%, 2/13/13                                               180(b)             189
  Hyatt Equities LLC
    6.875%, 6/15/07                                              380(b)             396
  Inco Ltd.
    7.20%, 9/15/32                                               200                220
    7.75%, 5/15/12                                               460                545
  International Paper Co.
    5.30%, 4/1/15                                         $      425(b)      $      437
    5.85%, 10/30/12                                              250                272
  Iron Mountain, Inc.
    6.625%, 1/1/16                                               180                177
    7.75%, 1/15/15                                               268                283
  Kennametal, Inc.
    7.20%, 6/15/12                                               440                482
  Kerr McGee Corp.
    5.875%, 9/15/06                                               95                104
    6.875%, 9/15/11                                              195                226
  Key Energy Services, Inc.
    6.375%, 5/1/13                                               125                127
  Kraft Foods, Inc.
    5.625%, 11/1/11                                               65                 71
    6.25%, 6/1/12                                                295                334
  Kroger Co.
    7.50%, 4/1/31                                                400                474
    8.00%, 9/15/29                                               520                647
  Lenfest Communications, Inc.
    7.625%, 2/15/08                                              245                284
  Liberty Media Corp.
    5.70%, 5/15/13                                               505                513
  Lockheed Martin Corp.
    7.75%, 5/1/26                                                310                387
    8.50%, 12/1/29                                               415                564
  Lowe's Cos., Inc.
    6.50%, 3/15/29                                               310                352
    6.875%, 2/15/28                                              225                264
  Marathon Oil Corp.
    6.80%, 3/15/32                                               325                368
  Masco Corp.
    6.50%, 8/15/32                                               140                155
  May Department Stores Co.
    6.90%, 1/15/32                                               645                718
  MDC Holdings, Inc.
    7.00%, 12/1/12                                               190                210
  MeadWestvaco Corp.
    6.85%, 4/1/12                                                205                237
  MGM Mirage, Inc.
    8.50%, 9/15/10                                               515                605
  Mohawk Industries, Inc.
    7.20%, 4/15/12                                               130                152
  Monsanto Co.
    7.375%, 8/15/12                                              345                411
  News America Holdings, Inc.
    7.28%, 6/30/28                                               430                487
    7.30%, 4/30/28                                               375                426
    7.75%, 2/1/24                                                140                162
    8.875%, 4/26/23                                              200                256
  Olivetti Finance NV
    5.875%, 1/24/08                                              225                279

     The accompanying notes are an integral part of the financial statements

                                   THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
                                   Core Plus Fixed Income Portfolio

                                   FINANCIAL STATEMENTS
                                   June 30, 2003 (unaudited)

Statement of Net Assets (cont'd)

                                                                FACE
                                                              AMOUNT              VALUE
                                                               (000)              (000)
---------------------------------------------------------------------------------------
INDUSTRIALS (CONT'D)
  Omnicare, Inc.
    6.125%, 6/1/13                                        $      125         $      128
  Owens-Brockway
    7.75%, 5/15/11                                               255(b)             270
    8.75%, 11/15/12                                              170                184
  Pemex Project Funding Master Trust
    8.625%, 2/1/22                                               730                834
    9.125%, 10/13/10                                             180                218
  Petro-Canada
    5.35%, 7/15/33                                               285                272
  Phelps Dodge Corp.
    8.75%, 6/1/11                                                220                259
  Pulte Homes, Inc.
    6.375%, 5/15/33                                              175                177
    7.875%, 8/1/11                                               280                340
  Raytheon Co.
    8.30%, 3/1/10                                                245                301
  Sappi Papier Holding AG
    6.75%, 6/15/12                                               190(b)             217
  Sempra Energy
    6.00%, 2/1/13                                                230                254
  Smithfield Foods, Inc.
    7.75%, 5/15/13                                                60(b)              64
    8.00%, 10/15/09                                              420                455
  Sprint Capital Corp.
    8.375%, 3/15/12                                              265                317
  Starwood Hotels & Resorts Worldwide, Inc.
    7.375%, 5/1/07                                                95                100
    7.875%, 5/1/12                                               495                542
  Station Casinos, Inc.
    8.375%, 2/15/08                                              150                162
  Systems 2001 Asset Trust
    6.664%, 9/15/13                                              809(b)             910
  TCI Communications, Inc.
    7.875%, 2/15/26                                              190                223
  Tenet Healthcare Corp.
    6.875%, 11/15/31                                             465                409
    7.375%, 2/1/13                                               410                396
  Time Warner, Inc.
    6.625%, 5/15/29                                              100                103
  Tyco International Group S.A
    6.375%, 10/15/11                                             220                232
    6.75%, 2/15/11                                                90                 95
  Verizon Global Funding Corp.
    7.75%, 12/1/30                                               490                621
  Verizon New England, Inc.
    6.50%, 9/15/11                                               120                139
  Waste Management, Inc.
    7.00%, 7/15/28                                               635                724
    7.375%, 5/15/29                                              375                443
  Weyerhaeuser Co.
    6.75%, 3/15/12                                               485                551
---------------------------------------------------------------------------------------
                                                                                 48,374
=======================================================================================
SOVEREIGN (0.6%)
  Republic of Colombia
    10.75%, 1/15/13                                       $      290         $      339
  United Mexican States
    8.00%, 9/24/22                                               110                123
    8.30%, 8/15/31                                               280                323
    8.375%, 1/14/11                                              830                994
---------------------------------------------------------------------------------------
                                                                                  1,779
=======================================================================================
U.S. TREASURY SECURITIES (17.7%)
  U.S. Treasury Note
    4.93%, 5/15/21                                             9,750              4,097
    6.125%, 8/15/29                                            1,400              1,711
    7.625%, 2/15/25                                              750              1,066
    8.125%, 8/15/19 - 8/15/21                                  3,950              5,776
    8.50%, 2/15/20                                             8,400             12,580
    8.75%, 8/15/20                                             1,600              2,450
  U.S. Treasury Strip, IO,
    3.19%, 5/15/10                                             1,500              1,206
    3.43%, 5/15/11                                             3,900              2,984
    4.83%, 2/15/20                                            10,500              4,750
    4.84%, 5/15/20                                            10,925              4,867
    4.91%, 2/15/21                                               225                 96
    4.97%, 11/15/21                                           11,625              4,717
    4.99%, 5/15/21 - 11/15/22                                 19,400              8,046
  U.S. Treasury Strip, PO,
    11/15/21                                                   4,400              1,795
---------------------------------------------------------------------------------------
                                                                                 56,141
=======================================================================================
UTILITIES (1.5%)
  Cincinnati Gas & Electric Co.
    5.375%, 6/15/33                                              140                134
    5.40%, 6/15/33                                               150                144
    5.70%, 9/15/12                                               195                214
  Columbus Southern Power Co.
    6.60%, 3/1/33                                                310(b)             344
  Consolidated Natural Gas Co.
    6.25%, 11/1/11                                               425                488
  Consumers Energy Co.
    4.00%, 5/15/10                                               195(b)             194
    5.375%, 4/15/13                                               80(b)              84
  Detroit Edison Co.
    6.125%, 10/1/10                                              205                234
    6.35%, 10/15/32                                               85                 97
  Exelon Corp.
    6.75%, 5/1/11                                                180                208
  Florida Power & Light Co.
    4.85%, 2/1/13                                                100                106
  GulfTerra Energy Partners LP
    6.25%, 6/1/10                                                265(b)             264
    8.50%, 6/1/10                                                340(b)             364
  Nisource Finance Corp.
    7.625%, 11/15/05                                             240                263
  Ohio Edison Co.
    5.45%, 5/1/15                                                105(b)             110

     The accompanying notes are an integral part of the financial statements

                                                                FACE
                                                              AMOUNT              VALUE
                                                               (000)              (000)
---------------------------------------------------------------------------------------
UTILITIES (CONT'D)
  Ohio Power Co.
    6.60%, 2/15/33                                        $      165(b)      $      184
  PSEG Energy Holdings, Inc.
    7.75%, 4/16/07                                               245(b)             259
    8.625%, 2/15/08                                              280                301
    9.125%, 2/10/04                                              255                263
  Ras Laffan Liquefied Natural Gas Co., Ltd.
    8.294%, 3/15/14                                              415(b)             479
  Wisconsin Electric Power Co.
    5.625%, 5/15/33                                               95                 98
  Wisconsin Energy Corp.
    6.20%, 4/1/33                                                115                125
---------------------------------------------------------------------------------------
                                                                                  4,957
=======================================================================================
  TOTAL FIXED INCOME SECURITIES (COST $409,971)                                 420,798
=======================================================================================

                                                              SHARES
---------------------------------------------------------------------------------------
PREFERRED STOCK (0.3%)
OTHER MORTGAGES (0.3%)
  Home Ownership Funding Corp,
    13.33% (COST $871)                                         1,550(b)             887
=======================================================================================

                                                                FACE
                                                              AMOUNT
                                                               (000)
---------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (17.4%)
DISCOUNT NOTES (7.9%)
  Federal Home Loan Bank,
    1.00%, 7/16/03                                        $   15,000             14,993
  Federal Home Loan Bank,
    1.00%, 7/2/03                                             10,000             10,000
---------------------------------------------------------------------------------------
                                                                                 24,993
=======================================================================================
REPURCHASE AGREEMENT (9.2%)
  J.P. Morgan Securities, Inc., 1.05%,
    dated 6/30/03, due 7/1/03                                 29,295(f)          29,295
---------------------------------------------------------------------------------------
TREASURY BILL (0.3%)
  U.S. Treasury Bill, 0.90%, 7/17/03                             100                100
  U.S. Treasury Bill, 0.92%, 9/25/03                             850                849
---------------------------------------------------------------------------------------
                                                                                    949
=======================================================================================
TOTAL SHORT-TERM INVESTMENTS (COST $55,237)                                      55,237
=======================================================================================
TOTAL INVESTMENTS (150.6%) (COST $466,079)                                      476,922
=======================================================================================

                                                              AMOUNT             AMOUNT
                                                               (000)              (000)
---------------------------------------------------------------------------------------
OTHER ASSETS (19.5%)
  Receivable for Forward Commitments                      $   32,552
  Receivable for Investments Sold                             25,497
  Interest Receivable                                          1,768
  Due from Broker                                              1,704
  Receivable for Portfolio Shares Sold                           430
  Net Unrealized Gain on Forward Foreign
    Currency Contracts                                            17         $   61,968
=======================================================================================
LIABILITIES (-70.1%)
  Payable for Forward Commitments                           (186,352)
  Payable for Investments Purchased                          (29,186)
  Net Unrealized Loss on Swap
    Agreements                                                (5,711)
  Bank Overdraft Payable                                        (417)
  Investment Advisory Fees Payable                              (275)
  Administrative Fees Payable                                    (67)
  Payable for Portfolio Shares Redeemed                          (55)
  Shareholder Reporting Expense Payable                          (33)
  Professional Fees Payable                                      (17)
  Custodian Fees Payable                                         (10)
  Directors' Fees and Expenses Payable                            (6)          (222,129)
=======================================================================================
NET ASSETS (100%)                                                            $  316,761
=======================================================================================
NET ASSETS CONSIST OF:
Paid-in Capital                                                              $  304,817
Undistributed (Distributions in Excess of)
  Net Investment Income                                                           3,960
Accumulated Net Realized Gain (Loss)                                              3,124
Unrealized Appreciation (Depreciation) on Investments,
  Futures, Swaps and Foreign Currency Translations                                4,860
---------------------------------------------------------------------------------------
NET ASSETS                                                                   $  316,761
=======================================================================================
CLASS I:

NET ASSETS                                                                   $  315,908

NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE

  Applicable to 27,607,521 outstanding $0.001 par value
    shares (authorized 500,000,000 shares)                                   $    11.44
=======================================================================================
CLASS II:

NET ASSETS                                                                   $      853

NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE

  Applicable to 74,554 outstanding $0.001 par value
    shares (authorized 500,000,000 shares)                                   $    11.44
=======================================================================================

     The accompanying notes are an integral part of the financial statements

                                   THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
                                   Core Plus Fixed Income Portfolio

                                   FINANCIAL STATEMENTS
                                   June 30, 2003 (unaudited)

Statement of Net Assets (cont'd)

     (a) -- Security is subject to delayed delivery.
     (b) -- 144A Security - certain conditions for public sale may exist.
     (c) -- Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of June 30, 2003. Maturity date disclosed is the ultimate maturity date.
     (d) -- Security is in default.
     (e) -- Security valued at fair value - see note A-1 to financial statements. At June 30, 2003, the Portfolio held less than $500 worth of fair valued securities.
     (f) -- The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated funds.
      IO -- Interest Only
      PO -- Principal Only
     TBA -- To be announced
            Floating Rate Security -- Interest rate changes on these instruments are based on changes in designated base rate. The rates shown are those in effect on June 30, 2003.
       @ -- Amount or value is less than $500.

--------------------------------------------------------------------------------
FUTURES CONTRACTS:

  The Portfolio had the following futures contract(s) open at period end:

                                                                         NET
                                                                     UNREALIZED
                                                                        GAIN
                        NUMBER OF       VALUE       EXPIRATION         (LOSS)
                        CONTRACTS       (000)          DATE            (000)
--------------------------------------------------------------------------------
LONG:
  U.S. Treasury Bond        57         $ 6,689        Sep-03        $         (6)
SHORT:
  Eurodollar - CME          10           2,473        Sep-03                 (35)
  Eurodollar - CME          10           2,472        Dec-03                 (43)
  Eurodollar - CME          10           2,469        Mar-04                 (48)
  2 Year U.S.
    Treasury Note            7           1,514        Sep-03                  (1)
  5 Year U.S.
    Treasury Note          464          53,418        Sep-03                (181)
  10 Year U.S.
    Treasury Note           33           3,875        Sep-03                  24
--------------------------------------------------------------------------------
                                                                    $       (290)
================================================================================

--------------------------------------------------------------------------------
FOREIGN CURRENCY EXCHANGE CONTRACT INFORMATION:

  The Portfolio had the following foreign currency exchange contract(s) open at period end:

  CURRENCY                                    IN                       NET
    TO                                     EXCHANGE                 UNREALIZED
  DELIVER         VALUE    SETTLEMENT        FOR           VALUE    GAIN (LOSS)
   (000)          (000)       DATE          (000)          (000)      (000)
--------------------------------------------------------------------------------
  EUR 539      $    620     8/22/03      US$     637    $    637      $   17
  EUR 312           359     8/22/03      US$     359         359          --@
--------------------------------------------------------------------------------
               $    979                                 $    996      $   17
================================================================================

     The accompanying notes are an integral part of the financial statements

Statement of Operations

                                                                                  SIX MONTHS ENDED
                                                                                     JUNE 30, 2003
                                                                                       (UNAUDITED)
                                                                                             (000)
--------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Interest                                                                        $          5,372
  Dividends                                                                                     15
--------------------------------------------------------------------------------------------------
    Total Income                                                                             5,387
--------------------------------------------------------------------------------------------------
EXPENSES:
  Investment Advisory Fees                                                                     610
  Administrative Fees                                                                          386
  Shareholder Reporting                                                                         39
  Professional Fees                                                                             37
  Custodian Fees                                                                                22
  Directors' Fees and Expenses                                                                   4
  Interest Expense                                                                               2
  Other                                                                                         19
--------------------------------------------------------------------------------------------------
    Total Expenses                                                                           1,119
--------------------------------------------------------------------------------------------------
  Investment Advisory Fees Waived                                                              (50)
--------------------------------------------------------------------------------------------------
    Net Expenses                                                                             1,069
--------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                                 4,318
--------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) ON:
  Investments Sold                                                                           7,792
  Futures Contracts                                                                         (3,313)
  Swaps                                                                                     (2,084)
--------------------------------------------------------------------------------------------------
    Net Realized Gain (Loss)                                                                 2,395
--------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
  Investments                                                                                1,301
  Futures Contracts                                                                          1,038
  Swaps                                                                                       (364)
  Foreign Currency Translations                                                                 16
--------------------------------------------------------------------------------------------------
    Change in Unrealized Appreciation (Depreciation)                                         1,991
--------------------------------------------------------------------------------------------------
  NET REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)              4,386
--------------------------------------------------------------------------------------------------
    NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS               $          8,704
==================================================================================================

     The accompanying notes are an integral part of the financial statements

                                   THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                   Core Plus Fixed Income Portfolio

Statement of Changes in Net Assets

                                                                                  SIX MONTHS ENDED
                                                                                     JUNE 30, 2003          YEAR ENDED
                                                                                       (UNAUDITED)   DECEMBER 31, 2002
                                                                                             (000)               (000)
----------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment Income (Loss)                                                    $          4,318   $           7,063
  Net Realized Gain (Loss)                                                                   2,395               5,698
  Change in Unrealized Appreciation (Depreciation)                                           1,991               1,788
----------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Net Assets Resulting from Operations                          8,704              14,549
----------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Class I:
  Net Investment Income                                                                         --              (9,841)
  Net Realized Gain                                                                             --              (2,276)
----------------------------------------------------------------------------------------------------------------------
    Total Distributions                                                                         --             (12,117)
----------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (1):
  Class I:
  Subscribed                                                                                54,946             161,437
  Distributions Reinvested                                                                      --              12,117
  Redeemed                                                                                 (28,672)            (48,396)
  Class II*:
  Subscribed                                                                                   855                  --
  Redeemed                                                                                      (1)                 --
----------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Net Assets Resulting from Capital
      Share Transactions                                                                    27,128             125,158
----------------------------------------------------------------------------------------------------------------------
  Total Increase (Decrease) in Net Assets                                                   35,832             127,590
NET ASSETS:
  Beginning of Period                                                                      280,929             153,339
----------------------------------------------------------------------------------------------------------------------
End of Period (including undistributed (distributions in excess of)
  net investment income of $3,960 and $(358), respectively                        $        316,761   $         280,929
----------------------------------------------------------------------------------------------------------------------
(1) CAPITAL SHARE TRANSACTIONS:
----------------------------------------------------------------------------------------------------------------------
  Class I:
    Shares Subscribed                                                                        4,880              14,393
    Shares Issued on Distributions Reinvested                                                   --               1,089
    Shares Redeemed                                                                         (2,531)             (4,357)
----------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Class I Capital Shares Outstanding                            2,349              11,125
  Class II*:
    Shares Subscribed                                                                           75                  --
======================================================================================================================

    * Class II shares commenced operations on May 1, 2003

     The accompanying notes are an integral part of the financial statements

Statement of Cash Flows

                                                                                  SIX MONTHS ENDED
                                                                                     JUNE 30, 2003
                                                                                       (UNAUDITED)
                                                                                             (000)
--------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES:
  Proceeds from Sales and Maturities of Investments                               $        186,913
  Purchases of Investments                                                                (185,199)
  Net (Increase) Decrease in Short-Term Investments                                        (23,329)
  Net Realized Gain (Loss) on Futures Contracts                                             (3,313)
  Net Investment Income                                                                      4,318
ADJUSTMENTS TO RECONCILE NET INVESTMENT INCOME TO NET CASH PROVIDED BY
  OPERATING ACTIVITIES:
  Net (Increase) Decrease in Receivables Related to Operations                                 678
  Net Increase (Decrease) in Payables Related to Operations                                     53
  Accretion/Amortization of Discounts and Premiums                                             324
--------------------------------------------------------------------------------------------------
    Net Cash Used in Operating Activities                                                  (19,555)
--------------------------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES:
  Proceeds from Portfolio Shares Sold                                                       55,629
  Payment on Portfolio Shares Redeemed                                                     (28,722)
  Proceeds from Sales of Forward Commitments                                               766,942
  Purchases of Forward Commitments                                                        (774,620)
--------------------------------------------------------------------------------------------------
    Net Cash Provided by Financing Activities                                               19,229
--------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Cash                                                           (326)
CASH AT BEGINNING OF PERIOD                                                                    (91)
--------------------------------------------------------------------------------------------------
CASH AT END OF PERIOD                                                             $           (417)
==================================================================================================

     The accompanying notes are an integral part of the financial statements

                                   THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
                                   Financial Highlights

                                   Core Plus Fixed Income Portfolio

Financial Highlights
Selected Per Share Data and Ratios

                                                                                           CLASS I
--------------------------------------------------------------------------------------------------------------------------------
                                        SIX MONTHS ENDED                           YEAR ENDED DECEMBER 31,
                                        JUNE 30, 2003      ---------------------------------------------------------------------
                                        (UNAUDITED)                2002          2001          2000          1999          1998
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD       $       11.12      $   10.85     $   10.51     $   10.05     $   10.70     $   10.41
--------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS
  Net Investment Income (Loss)                      0.16#          0.39#         0.42          0.64          0.50          0.37
  Net Realized and Unrealized Gain
    (Loss)                                          0.16           0.41          0.56          0.47         (0.67)         0.45
--------------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                0.32           0.80          0.98          1.11         (0.17)         0.82
--------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS
  OF:
  Net Investment Income                               --          (0.41)        (0.46)        (0.65)        (0.48)        (0.37)
  Net Realized Gain                                   --          (0.12)        (0.18)           --            --         (0.16)
--------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                               --          (0.53)        (0.64)        (0.65)        (0.48)        (0.53)
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD             $       11.44      $   11.12     $   10.85     $   10.51     $   10.05     $   10.70
================================================================================================================================
TOTAL RETURN                                        2.88%++        7.33%         9.32%        11.08%        (1.63)%        7.90%
================================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (000's)          $     315,908      $ 280,929     $ 153,339     $  91,343     $  69,865     $  43,356
Ratio of Expenses to Average Net
  Assets                                            0.70%**        0.70%         0.70%         0.70%         0.70%         0.70%
Ratio of Net Investment Income (Loss)
  to Average Net Assets                             2.83%**        3.49%         4.89%         6.52%         6.06%         5.37%
Portfolio Turnover Rate                               42%++          90%           71%           73%          100%          117%
--------------------------------------------------------------------------------------------------------------------------------
Effect of Voluntary Expense
  Limitation During the Period:
    Per Share Benefit to Net
      Investment Income (Loss)             $        0.00+#    $    0.00+#   $    0.00+    $    0.02     $    0.02     $    0.02
Ratios Before Expense Limitation:
    Expenses to Average Net Assets                  0.73%**        0.73%         0.71%         0.89%         0.96%         1.04%
    Net Investment Income (Loss) to
      Average Net Assets                            2.80%**        3.46%         4.88%         6.33%         5.80%         5.03%

                                                                                                               CLASS II
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                       PERIOD FROM MAY 1, 2003*
                                                                                                               TO JUNE 30, 2003
                                                                                                                    (UNAUDITED)
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                                               $   11.37
-------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                                                                                          0.05#
  Net Realized and Unrealized Gain (Loss)                                                                               0.02
-------------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                                                                    0.07
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                                                     $   11.44
===============================================================================================================================
TOTAL RETURN                                                                                                            0.62%++
===============================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (000's)                                                                                  $     853
Ratio of Expenses to Average Net Assets                                                                                 0.95%**
Ratio of Net Investment Income (Loss) to Average Net Assets                                                             2.58%**
Portfolio Turnover Rate                                                                                                   42%++
-------------------------------------------------------------------------------------------------------------------------------
Effect of Voluntary Expense Limitation During the Period:
    Per Share Benefit to Net Investment Income (Loss)                                                              $    0.00+#
Ratios Before Expense Limitation:
    Expenses to Average Net Assets                                                                                      0.98%**
    Net Investment Income (Loss) to Average Net Assets                                                                  2.55%**
-------------------------------------------------------------------------------------------------------------------------------

*  Commencement of operations
** Annualized
#  Per share amount is based on average shares outstanding
+  Amount is less than $0.005 per share
++ Not annualized

     The accompanying notes are an integral part of the financial statements

Notes to Financial Statements (unaudited)

The Universal Institutional Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund is comprised of seventeen separate active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios").

The accompanying financial statements relate to the Core Plus Fixed Income Portfolio. The Portfolio seeks above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies. Effective May 1, 2003, the Portfolio began offering a second class of shares -- Class II shares. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

A. ACCOUNTING POLICIES: The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in the preparation of the financial statements. Accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1. SECURITY VALUATION: Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Unlisted and listed equity securities not traded on the valuation date, for which market quotations are readily available, are valued at the mean between the current bid and asked prices obtained from reputable brokers. Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service. The prices provided by a pricing service are not determined solely with regard to bid or last sale prices, but take into account institutional size trading in similar groups of securities and any developments related to the specific securities. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value. For all other securities and investments for which market values are not readily available, including restricted securities, and where prices determined in accordance with the aforementioned procedures are not reflective of fair market value, values are determined in good faith, under fair valuation procedures adopted by the Board of Directors, although the actual calculations may be done by others.

2. REPURCHASE AGREEMENTS: The Portfolios of the Fund may enter into repurchase agreements under which the Portfolio lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

3. FORWARD COMMITMENTS AND WHEN-ISSUED/DELAYED DELIVERY SECURITIES: The Portfolio may make forward commitments to purchase or sell securities. Payment and delivery for securities which have been purchased or sold on a forward commitment basis can take place up to 120 days after the date of the transaction. Additionally, the Portfolio may purchase securities on a when-issued or delayed delivery basis. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price and yield, and no income accrues to the Portfolio on such securities prior to delivery. When the Portfolio enters into a purchase transaction on a when-issued or delayed delivery basis, it establishes either a segregated account in which it maintains liquid assets in an amount at least equal in value to the Portfolio's commitments to purchase such securities or designates such assets as segregated on the Portfolio's records. Purchasing securities on a forward commitment or when-issued or delayed-delivery basis may involve a risk that the market price at the time of delivery may be lower

                                   THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                   Semi-Annual Report - June 30, 2003

Notes to Financial Statements (cont'd)

   than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. Purchasing investments on a when issued or delayed delivery basis may be considered a form of leverage which may increase the impact that gains or losses may have on the Portfolio.

4. FUTURES: The Portfolio may purchase and sell futures contracts. Futures contracts provide for the sale by one party and purchase by another party of a specified amount of a specified security, index, instrument or basket of instruments. Futures contracts (secured by cash or government securities deposited with brokers or custodians as "initial margin") are valued based upon their quoted daily settlement prices; changes in initial settlement value (represented by cash paid to or received from brokers as "variation margin") are accounted for as unrealized appreciation (depreciation). When futures contracts are closed, the difference between the opening value at the date of purchase and the value at closing is recorded as realized gains or losses in the Statement of Operations. Due from (to) broker is comprised of initial margin and variation margin, as stated in the Statement of Net Assets.

   The Portfolio may use futures contracts in order to manage exposure to the stock and bond markets, to hedge against unfavorable changes in the value of securities or to remain fully invested and to reduce transaction costs. Futures contracts involve market risk in excess of the amounts recognized in the Statement of Net Assets. Risks arise from the possible movements in security values underlying these instruments. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

5. SWAP AGREEMENTS: The Portfolio may enter into swap agreements to exchange one return or cash flow for another return or cash flow in order to hedge against unfavorable changes in the value of securities or to remain fully invested and to reduce transaction costs. Cash collateral for swap agreements, if applicable, is deposited with the broker serving as counterparty to the agreement, and is included in "Due from (to) Broker" on the Statement of Net Assets. The following summarizes swaps which may be entered into by the Portfolio.

   CREDIT DEFAULT SWAPS: Credit default swaps involve commitments to pay a fixed rate in exchange for payment if a credit event affecting a third party (the referenced company) occurs. Credit events may include a failure to pay interest, bankruptcy, or restructuring. Net periodic interest payments to be received or paid are accrued daily and are recorded in the Statement of Operations as an adjustment to interest income. Credit default swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations.

   INTEREST RATE SWAPS: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. Net periodic interest payments to be received or paid are accrued daily and are recorded in the Statement of Operations as an adjustment to interest income. In a zero-coupon interest rate swap, payments only occur at maturity, at which time one counterparty pays the total compounded fixed rate over the life of the swap and the other pays the total compounded floating rate that would have been earned had a series of LIBOR investments been rolled over through the life of the swap. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations.

   TOTAL RETURN SWAPS: Total return swaps involve commitments to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds or falls short of the offsetting interest obligation, the Portfolio will receive a payment from or make a payment to the counterparty, respectively. Total return swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as appreciation or depreciation in the Statement of Operations. Periodic payments received or made at the end of each measurement period are recorded as realized gains or losses in the Statement of Operations.

   Realized gains or losses on maturity or termination of swap agreements are presented in the Statement of Operations.

   Because there is no organized market for these swap agreements, the value of open swaps reported in the Statement of Net Assets may differ from that which would be realized in the event the Portfolio terminated its position in the agreement. Risks may arise upon entering into these agreements from the potential inability of the counterparties to meet the terms of the agreements and are generally limited to the amount of net interest payments to be received and/ or favorable movements in the value of the underlying security, instrument or basket of instruments, if any, at the date of default.

   Risks also arise from potential losses from adverse market movements, and such losses could exceed the related amounts shown in the Statement of Net Assets.

   At June 30, 2003, the Portfolio had open swap agreements as follows:

                                                                      UNREALIZED
NOTIONAL                                                            APPRECIATION
VALUE                                                             (DEPRECIATION)
(000)                           DESCRIPTION                                (000)
--------------------------------------------------------------------------------
$    525   Agreement with Bank of America Corp. terminating
           July 31, 2003 to pay 3 month LIBOR less 40 basis
           points and receive if positive (pay if negative),
           the total rate of return on the Banc of America
           Securities LLC AAA 10-year Commercial
           Mortgage-Backed Securities Daily Index.                $           17

   5,800   Agreement with Bank of America Corp. terminating
           July 31, 2003 to pay 3 month LIBOR less 35 basis
           points, and receive if positive (pay if negative),
           the total rate of return on the Banc of America
           Securities LLC AAA 10-year Commercial
           Mortgage-Backed Securities Daily Index.                           193

   3,000   Agreement with Bank of America Corp. terminating
           August 29, 2003 to pay a fixed rate of 0.98379% and
           receive if positive (pay if negative), the total
           rate of return on the Banc of America Securities LLC
           AAA 10-year Commercial Mortgage-Backed Securities
           Daily Index.                                                       54

   2,700   Agreement with Bank of America Corp. terminating
           August 29, 2003 to pay a fixed rate of 0.98625% and
           receive if positive (pay if negative), the total
           rate of return on the Banc of America Securities LLC
           AAA 10-year Commercial Mortgage-Backed Securities
           Daily Index.                                                        1

   5,550   Agreement with Bank of America Corp. terminating
           September 30, 2003 to pay 3 month LIBOR less 40
           basis points, and to receive if positive (pay if
           negative), the total rate of return on the Banc of
           America Securities LLC AAA 10-year Commercial
           Mortgage-Backed Securities Daily Index.                          (134)

   3,000   Agreement with Bank of America Corp. terminating
           January 30, 2004 to pay 3 month LIBOR, and to
           receive if positive (pay if negative), the total
           rate of return on the Banc of America Securities LLC
           AAA 10-year Commercial Mortgage-Backed Securities
           Daily Index.                                                       --

   6,300   Agreement with Bank of America Corp. terminating
           September 30, 2004 to pay a fixed rate of 2.3932%
           and to receive 3 month LIBOR.                                     (89)

   4,000   Agreement with Bank of America Corp. terminating
           September 28, 2012 to pay a fixed rate of 4.4685%
           and to receive 3 month LIBOR.                                    (228)

  10,000   Agreement with Credit Suisse First Boston
           terminating April 16, 2013 to pay at a fixed rate of
           4.4165% and to receive 3 month LIBOR.                            (481)

$  5,850   Agreement with Credit Suisse First Boston
           terminating May 15, 2021 to pay at a compounded
           fixed rate of 5.38613% and to receive a compounded
           rate of 3 month LIBOR.                                 $         (173)

   5,850   Agreement with Credit Suisse First Boston
           terminating May 15, 2021 to pay at a compounded
           fixed rate of 5.27661% and to receive a compounded
           rate of 3 month LIBOR.                                           (130)

   1,950   Agreement with Credit Suisse First Boston
           terminating May 15, 2021 to pay at a compounded
           fixed rate of 5.07921% and to receive a compounded
           rate of 3 month LIBOR.                                            (16)

   1,750   Agreement with Goldman Sachs terminating October 22,
           2012 to pay at a fixed rate of 4.754% and to receive
           3 month LIBOR.                                                   (139)

     700   Agreement with Goldman Sachs terminating February
           15, 2020 to pay at a compounded fixed rate of 5.134%
           and to receive a compounded rate of 3 month LIBOR.                (13)

   1,175   Agreement with Goldman Sachs terminating February
           15, 2020 to pay at a compounded fixed rate of
           5.1353% and to receive a compounded rate of 3 month
           LIBOR.                                                            (22)

     450   Agreement with Goldman Sachs terminating May 15,
           2020 to pay at a compounded fixed rate of 5.0465%
           and to receive a compounded rate of 3 month LIBOR.                 (5)

     225   Agreement with Goldman Sachs terminating February
           15, 2021 to pay at a compounded fixed rate of
           5.3335% and to receive a compounded rate of 3 month
           LIBOR.                                                             (6)

   1,950   Agreement with Goldman Sachs terminating November
           15, 2021 to pay at a compounded fixed rate of
           5.29457% and to receive a compounded rate of 3 month
           LIBOR.                                                            (41)

   3,425   Agreement with Goldman Sachs terminating November
           15, 2021 to pay at a compounded fixed rate of
           5.41793% and to receive a compounded rate of 3 month
           LIBOR.                                                           (100)

   1,950   Agreement with Goldman Sachs terminating November
           15, 2022 to pay at a compounded fixed rate of
           4.95479% and to receive a compounded rate of 3 month
           LIBOR less 3.5 basis points.                                       14

     550   Agreement with Goldman Sachs terminating April 5,
           2032 to pay at a fixed rate of 6.3291% and to
           receive 3 month LIBOR.                                           (133)

   1,650   Agreement with Goldman Sachs terminating June 27,
           2032 to pay at a fixed rate of 5.9745% and to
           receive 3 month LIBOR.                                           (305)

   1,650   Agreement with Goldman Sachs terminating October 21,
           2032 to pay at a fixed rate of 5.5044% and to
           receive 3 month LIBOR.                                           (181)

                                   THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                   Semi-Annual Report - June 30, 2003

Notes to Financial Statements (cont'd)

                                                                      UNREALIZED
NOTIONAL                                                            APPRECIATION
VALUE                                                             (DEPRECIATION)
(000)                           DESCRIPTION                                (000)
--------------------------------------------------------------------------------
$    350   Agreement with Merrill Lynch terminating September
           30, 2003 to pay 1 month LIBOR and receive if
           positive (pay if negative), the total rate of return
           on the Commercial Mortgage-Backed Securities AAA
           Custom Index.                                          $           (2)

     350   Agreement with Merrill Lynch terminating October 31,
           2003 to pay 1 month LIBOR and receive if positive
           (pay if negative), the total rate of return on the
           Commercial Mortgage-Backed Securities AAA Custom
           Index.                                                             (2)

   2,500   Agreement with Merrill Lynch terminating March 12,
           2013 to pay a fixed rate of 4.03% and to receive 3
           month LIBOR.                                                      (42)

     900   Agreement with Salomon Brothers terminating August
           29, 2003 to pay 3 month LIBOR less 35 basis points
           and receive if positive (pay if negative), the total
           rate of return on the Commercial Mortgage-Backed
           Securities AAA Custom Index.                                       42

     800   Agreement with Citicorp terminating September 30,
           2003 to pay 3 month LIBOR and receive if positive
           (pay if negative), the total rate of return on the
           Commercial Mortgage-Backed Securities AAA Custom
           Index.                                                             (5)

   1,000   Agreement with Salomon Brothers terminating
           September 30, 2003 to pay 3 month LIBOR less 35
           basis points and receive if positive (pay if
           negative), the total rate of return on the
           Commercial Mortgage-Backed Securities AAA Custom
           Index.                                                             47

   1,000   Agreement with Salomon Brothers terminating October
           31, 2003 to pay 3 month LIBOR less 35 basis points
           and receive if positive (pay if negative), the total
           rate of return on the Commercial Mortgage-Backed
           Securities AAA Custom Index.                                       47

   5,100   Agreement with Salomon Brothers terminating March
           15, 2012 to pay at a fixed rate of 5.99625% and to
           receive 3 month LIBOR.                                           (905)

   5,100   Agreement with Salomon Brothers terminating March
           19, 2012 to pay at a fixed rate of 6.0428% and to
           receive 3 month LIBOR.                                           (925)

   2,600   Agreement with Salomon Brothers terminating June 27,
           2012 to pay at a fixed rate of 5.3628% and to
           receive 3 month LIBOR.                                           (336)

   5,475   Agreement with Salomon Brothers terminating June 28,
           2012 to pay at a fixed rate of 5.2133% and to
           receive 3 month LIBOR.                                           (642)

   5,120   Agreement with Salomon Brothers terminating August
           16, 2012 to pay at a fixed rate of 4.55% and to
           receive 3 month LIBOR.                                           (328)

   1,200   Agreement with Salomon Brothers terminating January
           15, 2013 to pay at a fixed rate of 4.594% and to
           receive 3 month LIBOR.                                            (78)

$  1,200   Agreement with Salomon Brothers terminating February
           15, 2020 to pay at a compounded fixed rate of
           4.9844% and to receive a compounded rate of 3 month
           LIBOR less 3.1 basis points.                           $          (11)

   1,200   Agreement with Salomon Brothers terminating February
           15, 2020 to pay at a compounded fixed rate of
           4.9953% and to receive a compounded rate of 3 month
           LIBOR less 2.75 basis points.                                     (10)

   4,200   Agreement with Salomon Brothers terminating February
           15, 2020 to pay at a compounded fixed rate of
           5.0711% and to receive a compounded rate of 3 month
           LIBOR less 4.14 basis points.                                     (62)

   2,025   Agreement with Salomon Brothers terminating February
           15, 2020 to pay at a compounded fixed rate of
           5.0956% and to receive a compounded rate of 3 month
           LIBOR less 4.882 basis points.                                    (33)

   1,275   Agreement with Salomon Brothers terminating May 15,
           2020 to pay at a compounded fixed rate of 5.202% and
           to receive a compounded rate of 3 month LIBOR less 6
           basis points.                                                     (28)

   5,450   Agreement with Salomon Brothers terminating May 15,
           2020 to pay at a compounded fixed rate of 5.268% and
           to receive a compounded rate of 3 month LIBOR less
           5.75 basis points.                                               (146)

   3,750   Agreement with Salomon Brothers terminating May 15,
           2020 to pay at a compounded fixed rate of 5.256% and
           to receive a compounded rate of 3 month LIBOR less
           3.1 basis points.                                                 (89)

   3,900   Agreement with Salomon Brothers terminating May 15,
           2021 to pay at a compounded fixed rate of 5.3135%
           and to receive a compounded rate of 3 month LIBOR
           less 3.75 basis points.                                           (97)

   1,950   Agreement with Salomon Brothers terminating May 15,
           2021 to pay at a compounded fixed rate of 5.235% and
           to receive a compounded rate of 3 month LIBOR less
           4.5 basis points.                                                 (38)

   1,950   Agreement with Salomon Brothers terminating May 15,
           2021 to pay at a compounded fixed rate of 4.81% and
           to receive a compounded rate of 3 month LIBOR less 3
           basis points.                                                      22

   5,750   Agreement with Salomon Brothers terminating May 15,
           2021 to pay at a compounded fixed rate of 4.66% and
           to receive a compounded rate of 3 month LIBOR less
           4.5 basis points.                                                 129

   1,950   Agreement with Salomon Brothers terminating November
           15, 2021 to pay at a compounded fixed rate of
           5.3637% and to receive a compounded rate of 3 month
           LIBOR less 4.5 basis points.                                      (51)

   6,750   Agreement with Salomon Brothers terminating November
           15, 2021 to pay at a compounded fixed rate of 5.42%
           and to receive a compounded rate of 3 month LIBOR
           less 3.7 basis points.                                           (199)

                                                                      UNREALIZED
NOTIONAL                                                            APPRECIATION
VALUE                                                             (DEPRECIATION)
(000)                           DESCRIPTION                                (000)
--------------------------------------------------------------------------------
$  1,950   Agreement with Salomon Brothers terminating November
           15, 2021 to pay at a compounded fixed rate of
           5.3741% and to receive a compounded rate of 3 month
           LIBOR less 4.25 basis points.                          $          (52)
                                                                  --------------
                                                                  $       (5,711)
                                                                  ==============

6. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on the specific identified cost basis. Dividend income is recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts and premiums on securities purchased (other than mortgage-backed securities) are amortized according to the effective yield method over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. ADVISER: Morgan Stanley Asset Management ("MSAM"), a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with investment advisory services for a fee, paid quarterly, at the annual rate based on average daily net assets as follows:

                   FROM $500
FIRST $500        MILLION TO         MORE THAN
   MILLION        $1 BILLION        $1 BILLION
-----------------------------------------------
      0.40%             0.35%             0.30%

MSAM has agreed to reduce fees payable to it and to reimburse the Portfolio, if necessary, to the extent that the annual operating expenses expressed as a percentage of average daily net assets, exceed the maximum ratio of 0.70% for Class I shares and 0.95% for Class II shares.

C. ADMINISTRATOR: MSAM (the "Administrator") also provides the Portfolio with administrative services pursuant to an administrative agreement for a monthly fee which on an annual basis equals 0.25% of the average daily net assets of the Portfolio, plus reimbursement of out-of-pocket expenses. Under an agreement between the Administrator and J.P. Morgan Investor Services Co. ("JPMIS"), a corporate affiliate of JPMorgan Chase Bank, JPMIS provides certain administrative services to the Fund. For such services, the Administrator pays JPMIS a portion of the fee the Administrator receives from the Fund. An employee of JPMIS is an officer of the Fund.

D. DISTRIBUTOR: Morgan Stanley & Co., Incorporated (the "Distributor"), a wholly-owned subsidiary of Morgan Stanley, serves as the distributor of the Fund and provides the Portfolio's Class II shareholders with distribution services pursuant to a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Portfolio is authorized to pay the Distributor a monthly distribution fee at a rate of 0.35% of the Portfolio's average daily net assets attributable to Class II shares. The Distributor has voluntarily agreed to waive 0.10% of the 0.35% distribution fee that it may receive.

E. CUSTODIAN: JPMorgan Chase Bank serves as custodian for the Fund in accordance with a custodian agreement.

F. DIRECTORS' FEES: Each Director of the Fund who is not an officer of the Fund or an affiliated person as defined under the Investment Company Act of 1940, as amended, may elect to participate in the Directors' Deferred Compensation Plan (the "Compensation Plan"). Under the Compensation Plan, such Directors may elect to defer payment of a percentage of their total fees earned as a Director of the Fund. These deferred portions are treated, based on an election by the Director, as if they were either invested in certain Portfolios' shares or invested in U.S. Treasury Bills, as defined under the Compensation Plan. Deferred fees payable under the Compensation Plan of $5,000 are included in Directors' Fees and Expenses Payable on the Statement of Net Assets. The deferred portion of the Directors' Fees and Expenses shown on the Statement of Operations is impacted by fluctuations in the market value of the investments selected by each Director. For the six months ended June 30, 2003, Directors' Fees and Expenses were increased by $500 due to these fluctuations.

G. FEDERAL INCOME TAXES: It is each Portfolio's intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

Certain Portfolios may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as these amounts are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

                                   THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                   Semi-Annual Report - June 30, 2003

Notes to Financial Statements (cont'd)

Distributions from the Portfolio are recorded on the ex-dividend date. The amount and character of income and capital gain distributions to be paid by the Portfolio are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. Accordingly, the tax character of distributions paid may differ from the character of distributions shown on the Statement of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during 2002 and 2001 was as follows:

                      (000)
------------------------------------------------
 2002 DISTRIBUTIONS        2001 DISTRIBUTIONS
     PAID FROM:                PAID FROM:
-----------------------  -----------------------
ORDINARY      LONG-TERM   ORDINARY     LONG-TERM
  INCOME   CAPITAL GAIN     INCOME  CAPITAL GAIN
------------------------------------------------
$ 11,104     $ 1,013       $ 8,546      $  --

Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications among undistributed net investment income
(loss), accumulated net realized gain (loss) and paid-in capital. Permanent book and tax differences, if any, are not included in ending undistributed net investment income (loss) for the purpose of calculating net investment income
(loss) per share in the Financial Highlights.

At December 31, 2002, the components of distributable earnings on a tax basis were as follows:

              (000)
---------------------------------
UNDISTRIBUTED       UNDISTRIBUTED
     ORDINARY           LONG-TERM
       INCOME        CAPITAL GAIN
---------------------------------
    $ 2,607              $ --

At June 30, 2003, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of the Portfolio (excluding foreign currency if applicable) were:

                                                         NET
     COST    APPRECIATION     DEPRECIATION      APPRECIATION
    (000)           (000)            (000)             (000)
------------------------------------------------------------
$ 466,079        $ 12,966        $ (2,123)          $ 10,843

H. OTHER: For the six months ended June 30, 2003, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $903,627,000 and $919,365,000, respectively. For the six months ended June 30, 2003, purchases and sales of long-term U.S. Government securities were $87,814,000 and $18,478,000, respectively.

From time to time, the Portfolio may have shareholders that hold a significant portion of the Portfolio's outstanding shares. Investment activities of these shareholders could have a material impact on the Portfolio.

I. SUPPLEMENTAL PROXY INFORMATION:

On June 5, 2003, a special meeting of the shareholders of the Fund was held. The following is a summary of the proposal presented and the total number of shares voted:

PROPOSAL:

   1. To elect the following Directors, effective July 31, 2003:

                               VOTES IN         VOTES
                               FAVOR OF        AGAINST
                             ----------------------------
1) Michael Bozic              194,221,863     12,309,549
2) Charles A. Fiumefreddo     193,919,371     12,612,041
3) Edwin J. Garn              194,444,074     12,087,338
4) Wayne E. Hedien            194,545,061     11,986,351
5) James F. Higgins           194,623,217     11,908,195
6) Dr. Manuel H. Johnson      194,673,442     11,857,970
7) Philip J. Purcell          194,261,190     12,270,222

Also effective July 31, 2003, John D. Barrett II, Thomas P. Gerrity, Gerard E. Jones, Vincent R. McLean, C. Oscar Morong, Jr. and William G. Morton, Jr. have resigned from the Board of Directors.

DIRECTORS                               OFFICERS

Michael Bozic                           Charles A. Fiumefreddo
                                        CHAIRMAN OF THE BOARD
Charles A. Fiumefreddo
                                        Mitchell M. Merin
Edwin J. Garn                           PRESIDENT

Wayne E. Hedien                         Ronald E. Robison
                                        EXECUTIVE VICE PRESIDENT AND PRINCIPAL EXECUTIVE OFFICER
James F. Higgins
                                        Barry Fink
Dr. Manuel H. Johnson                   VICE PRESIDENT

Joseph J. Kearns                        Joseph J. McAlinden
                                        VICE PRESIDENT
Michael Nugent
                                        Stefanie V. Chang
Philip J. Purcell                       VICE PRESIDENT

Fergus Reid                             James W. Garrett
                                        TREASURER AND CHIEF FINANCIAL OFFICER
INVESTMENT ADVISER AND ADMINISTRATOR
Morgan Stanley Asset Management         Michael J. Leary
1221 Avenue of the Americas             ASSISTANT TREASURER
New York, New York 10020
                                        Mary E. Mullin
DISTRIBUTOR                             SECRETARY
Morgan Stanley & Co. Incorporated
1221 Avenue of the Americas             LEGAL COUNSEL
New York, New York 10020                Mayer, Brown, Rowe & Maw LLP
                                        1675 Broadway
CUSTODIAN                               New York, New York 10019-5820
JPMorgan Chase Bank
270 Park Avenue                         INDEPENDENT AUDITORS
New York, New York 10017                Ernst & Young LLP
                                        200 Clarendon Street
                                        Boston, Massachusetts 02116-5072


This report is authorized for distribution only when preceded or accompanied by the prospectus of The Universal Institutional Funds, Inc. which describes in detail each Investment Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im.

                                THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

[MORGAN STANLEY LOGO]           Semi-Annual Report -- June 30, 2003


Global Franchise Portfolio

                                THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
                                Global Franchise Portfolio

                                FINANCIAL STATEMENTS
                                June 30, 2003 (unaudited)

Statement of Net Assets

                                                                    VALUE
                                                      SHARES        (000)
-------------------------------------------------------------------------
COMMON STOCKS (93.8%)
CANADA (2.9%)
  Torstar Corp., Class B                               5,012      $   102
=========================================================================
FINLAND (4.6%)
  Kone Oyj, Class B                                    3,885          163
=========================================================================
FRANCE (7.0%)
  Aventis S.A.                                         1,588           88
  Groupe Danone                                        1,127          156
-------------------------------------------------------------------------
                                                                      244
=========================================================================
ITALY (3.0%)
  Davide Campari-Milano SpA                            2,714          104
=========================================================================
NETHERLANDS (2.7%)
  Reed Elsevier N.V.                                   7,915(a)        94
=========================================================================
SPAIN (2.1%)
  Zardoya Otis S.A.                                    4,888(a)        74
=========================================================================
SWEDEN (4.1%)
  Swedish Match AB                                    18,946(a)       143
=========================================================================
SWITZERLAND (8.5%)
  Cie Financiere Richemont AG, Class A                 3,413           55
  Nestle S.A. (Registered)                               768          159
  Novartis AG (Registered)                             2,146(a)        85
-------------------------------------------------------------------------
                                                                      299
=========================================================================
UNITED KINGDOM (38.1%)
  Allied Domecq plc                                   20,940          116
  British American Tobacco plc                        23,240          264
  Cadbury Schweppes plc                               30,170          179
  Capital Radio plc                                   10,255           87
  Diageo plc                                          14,072          150
  GlaxoSmithKline plc                                  5,487          111
  Imperial Tobacco Group plc                           5,374           96
  Reckitt Benckiser plc                                7,888(a)       145
  SMG plc                                             57,884           80
  WPP Group plc                                       13,329(a)       105
-------------------------------------------------------------------------
                                                                    1,333
=========================================================================
UNITED STATES (20.8%)
  Altria Group, Inc.                                   3,647          166
  Bristol-Myers Squibb Co.                             2,982           81
  Brown-Foreman, Inc.                                    859           67
  Fortune Brands, Inc.                                 1,218           64
  Kimberly-Clark Corp.                                 2,627          137
  Merck & Co., Inc.                                    1,346           81
  New York Times Co., Class A                          2,878          130
-------------------------------------------------------------------------
                                                                      726
=========================================================================
  TOTAL COMMON STOCKS (COST $3,176)                                 3,282
=========================================================================

                                                      NO. OF
                                                      RIGHTS
-------------------------------------------------------------------------
RIGHTS (0.2%)
SPAIN (0.2%)
  Zardoya Otis S.A.
    (COST $--@)                                        4,888(a)         8
=========================================================================

                                                        FACE
                                                      AMOUNT        VALUE
                                                       (000)        (000)
-------------------------------------------------------------------------
SHORT-TERM INVESTMENT (0.9%)
REPURCHASE AGREEMENT (0.9%)
  J.P. Morgan Securities, Inc., 1.05%, dated
    6/30/03, due 7/1/03
    (COST $32)                                       $    32(b)   $    32
=========================================================================
FOREIGN CURRENCY (0.0%)
  Canadian Dollar (COST $1) CAD                            1            1
=========================================================================
TOTAL INVESTMENTS (94.9%) (COST $3,209)                             3,323
=========================================================================

                                                      AMOUNT
                                                       (000)
-------------------------------------------------------------------------
OTHER ASSETS (12.9%)
  Cash                                                $  393
  Due from Adviser                                        30
  Receivable for Portfolio Shares Sold                    19
  Receivable for Investments Sold                          6
  Dividends Receivable                                     5          453
=========================================================================
LIABILITIES (-7.8%)
  Payable for Investments Purchased                     (238)
  Shareholder Reporting Expense Payable                  (19)
  Professional Fees Payable                               (8)
  Custodian Fees Payable                                  (6)
  Net Unrealized Loss on Foreign Currency
    Exchange Contracts                                    (3)
  Administrative Fees Payable                             (1)        (275)
=========================================================================
NET ASSETS (100%)                                                 $ 3,501
=========================================================================
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
  PER SHARE
  Applicable to 330,883 outstanding $0.001 par
    value shares (authorized 500,000,000 shares)                  $ 10.58
=========================================================================
NET ASSETS CONSIST OF:
Paid-in Capital                                                   $ 3,395
Undistributed (Distributions in Excess of)
  Net Investment Income                                                 4
Accumulated Net Realized Gain (Loss)                                   (8)
Unrealized Appreciation (Depreciation) on Investments
  and Foreign Currency Translations                                   110
-------------------------------------------------------------------------
NET ASSETS                                                        $ 3,501
=========================================================================

  (a) -- Non-income producing security.
  (b) -- The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated funds.
    @ -- Value is less than $500.
  CAD -- Canadian Dollar
  CHF -- Swiss Franc
  EUR -- Euro
  GBP -- British Pound
  SEK -- Swedish Krona

     The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FOREIGN CURRENCY EXCHANGE CONTRACT INFORMATION:

  The Portfolio had the following foreign currency exchange contract(s) open at period end:

CURRENCY                                 IN                     NET
   TO                                 EXCHANGE               UNREALIZED
DELIVER      VALUE     SETTLEMENT       FOR        VALUE    GAIN (LOSS)
 (000)       (000)        DATE          (000)      (000)       (000)
---------------------------------------------------------------------------
EUR   1     $   1       7/01/03       US$    1     $   1    $        --@
GBP  80       132       8/05/03       US$  129       129             (3)
US$   9         9       7/01/03       CHF   12         9             --@
US$  18        18       7/02/03       CHF   24        18             --@
US$  19        19       7/02/03       EUR   17        19             --@
US$  55        55       7/02/03       GBP   33        55             --@
US$   6         6       7/07/03       GBP    4         6             --@
US$   7         7       7/02/03       SEK   54         7             --@
---------------------------------------------------------------------------
            $ 247                                  $ 244    $        (3)
===========================================================================

                    SUMMARY OF TOTAL INVESTMENTS BY INDUSTRY
                         CLASSIFICATION -- JUNE 30, 2003

                                                  PERCENT
                                        VALUE      OF NET
INDUSTRY                                 (000)     ASSETS
-------------------------------------------------------------
Beverages                             $   438        12.5%
Food & Staples                             85         2.4
Food Products                             494        14.1
Household Durables                         64         1.8
Machinery                                 244         7.0
Media                                     598        17.1
Personal Products                         282         8.1
Pharmaceuticals                           361        10.3
Textiles, Apparel & Luxury Goods           55         1.6
Tobacco                                   670        19.1
Other                                      32         0.9
-------------------------------------------------------------
                                      $ 3,323        94.9%
=============================================================

     The accompanying notes are an integral part of the financial statements

                                THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                Global Franchise Portfolio

Statement of Operations

                                                                                          PERIOD FROM
                                                                                   APRIL 30, 2003* TO
                                                                                        JUNE 30, 2003
                                                                                          (UNAUDITED)
                                                                                                (000)
-----------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends                                                                               $         9
  Interest                                                                                          1
-----------------------------------------------------------------------------------------------------
    Total Income                                                                                   10
-----------------------------------------------------------------------------------------------------
EXPENSES:
  Shareholder Reporting                                                                            19
  Professional Fees                                                                                 8
  Custodian Fees                                                                                    6
  Investment Advisory Fees                                                                          3
  Administrative Fees                                                                               2
  Directors' Fees and Expenses                                                                      1
-----------------------------------------------------------------------------------------------------
    Total Expenses                                                                                 39
-----------------------------------------------------------------------------------------------------
  Investment Advisory Fees Waived                                                                  (3)
  Expenses Reimbursed by Adviser                                                                  (30)
-----------------------------------------------------------------------------------------------------
    Net Expenses                                                                                    6
-----------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                                        4
-----------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) ON:
  Foreign Currency Transactions                                                                    (8)
-----------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
  Investments                                                                                     114
  Foreign Currency Translations                                                                    (4)
-----------------------------------------------------------------------------------------------------
    Change in Unrealized Appreciation (Depreciation)                                              110
-----------------------------------------------------------------------------------------------------
  NET REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                   102
-----------------------------------------------------------------------------------------------------
    NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                       $       106
=====================================================================================================

Statement of Changes in Net Assets

                                                                                          PERIOD FROM
                                                                                   APRIL 30, 2003* TO
                                                                                        JUNE 30, 2003
                                                                                          (UNAUDITED)
                                                                                                (000)
-----------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment Income (Loss)                                                            $         4
  Net Realized Gain (Loss)                                                                         (8)
  Change in Unrealized Appreciation (Depreciation)                                                110
-----------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Net Assets Resulting from Operations                               106
-----------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (1):
  Subscriptions                                                                                 3,395
-----------------------------------------------------------------------------------------------------
  Total Increase (Decrease) in Net Assets                                                       3,501

NET ASSETS:
  Beginning of Period                                                                              --
-----------------------------------------------------------------------------------------------------
  End of Period (including undistributed (distributions in excess of) net
    investment income of $4)                                                              $     3,501
-----------------------------------------------------------------------------------------------------
(1) CAPITAL SHARE TRANSACTIONS:
-----------------------------------------------------------------------------------------------------
    Shares Subscribed                                                                             331
=====================================================================================================

* Commencement of Operations

     The accompanying notes are an integral part of the financial statements

Financial Highlights

Selected Per Share Data and Ratios

                                                                                  CLASS II
-----------------------------------------------------------------------------------------------------
                                                                          PERIOD FROM APRIL 30, 2003*
                                                                                     TO JUNE 30, 2003
                                                                                          (UNAUDITED)
-----------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                               $    10.00
-----------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                                                           0.02#
  Net Realized and Unrealized Gain (Loss)                                                0.56
-----------------------------------------------------------------------------------------------------
    Total from Investment Operations                                                     0.58
-----------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                     $    10.58
=====================================================================================================
TOTAL RETURN                                                                             5.80%++
=====================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (000's)                                                  $    3,501
Ratio of Expenses to Average Net Assets                                                  1.20%**
Ratio of Net Investment Income (Loss) to Average Net Assets                              1.21%**
Portfolio Turnover Rate                                                                     4%++
-----------------------------------------------------------------------------------------------------
Effect of Voluntary Expense Limitation During the Period:
    Per Share Benefit to Net Investment Income (Loss)                              $     0.15#
Ratios Before Expense Limitation:
    Expenses to Average Net Assets                                                       9.73%**
    Net Investment Income (Loss) to Average Net Assets                                  (7.32)%**
-----------------------------------------------------------------------------------------------------

*  Commencement of operations
** Annualized
#  Per share amount is based on average shares outstanding
++ Not annualized

     The accompanying notes are an integral part of the financial statements

                                THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                Semi-Annual Report - June 30, 2003

Notes to Financial Statements (unaudited)

The Universal Institutional Funds, Inc., (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund is comprised of seventeen separate active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios").

The accompanying financial statements relate to the Global Franchise Portfolio. The Portfolio seeks long-term capital appreciation by investing primarily in equity securities of issuers located throughout the world that the Adviser believes have, among other things, resilient business franchises and growth potential. The Portfolio currently offers Class II shares only; although Class I shares may be offered in the future.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies.

A. ACCOUNTING POLICIES: The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in the preparation of the financial statements. Accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1. SECURITY VALUATION: Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NAS-DAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Unlisted and listed equity securities not traded on the valuation date, for which market quotations are readily available, are valued at the mean between the current bid and asked prices obtained from reputable brokers. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value. For all other securities and investments for which market values are not readily available, including restricted securities, and where prices determined in accordance with the aforementioned procedures are not reflective of fair market value, values are determined in good faith, under fair valuation procedures adopted by the Board of Directors, although the actual calculations may be done by others.

2. REPURCHASE AGREEMENTS: The Portfolios of the Fund may enter into repurchase agreements under which the Portfolio lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

3. FOREIGN CURRENCY TRANSLATION AND FOREIGN INVESTMENTS: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars last quoted by a major bank as follows:

   - investments, other assets and liabilities at the prevailing rates of exchange on the valuation date;

   - investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

   Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

   Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Net Assets. The change in net unrealized currency gains (losses) for the period is reflected on the Statement of Operations.

   Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

   At June 30, 2003, the net assets of the Portfolio were substantially comprised of foreign denominated securities and currency. Changes in currency exchange rates will affect the U.S. dollar value of and investment income from such securities.

   Prior governmental approval for foreign investments may be required under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violation of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Statement of Net Assets) may be created and offered for investment. The "local" and "foreign" shares' market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares. Such securities, if any, are identified as fair valued in the Statement of Net Assets.

4. FOREIGN CURRENCY EXCHANGE CONTRACTS: Certain Portfolios may enter into foreign currency exchange contracts generally to attempt to protect securities and related receivables and payables against changes in future foreign currency exchange rates. A foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio records realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and is generally limited to the amount of the unrealized gain on the contracts, if any, at the date of default. Risks may also arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

5. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on the specific identified cost basis. Dividend income is recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts and premiums on securities purchased (other than mortgage-backed securities) are amortized according to the effective yield method over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets.

   Settlement and registration of foreign securities transactions may be subject to significant risks not normally associated with investments in the United States. In certain markets, ownership of shares is defined according to entries in the issuer's share register. It is possible that a Portfolio holding these securities could lose its share registration through fraud, negligence or even mere oversight. In addition, shares being delivered for sales and cash being paid for purchases may be delivered before the exchange is complete. This may subject the Portfolio to further risk of loss in the event of a failure to complete the transaction by the counterparty.

B. ADVISER: Morgan Stanley Asset Management ("MSAM"), a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with investment advisory services for a fee, paid

                                THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                Semi-Annual Report - June 30, 2003

Notes to Financial Statements (cont'd)

quarterly, at the annual rate based on average daily net assets as follows:

               FROM $500
FIRST $500    MILLION TO       MORE THAN
   MILLION    $1 BILLION      $1 BILLION
----------------------------------------
      0.80%         0.75%           0.70%

MSAM has agreed to reduce fees payable to it and to reimburse the Portfolio, if necessary, to the extent that the annual operating expenses, excluding interest and extraordinary expenses, expressed as a percentage of average daily net assets, exceed the maximum ratio of 1.20%.

C. ADMINISTRATOR: MSAM (the "Administrator") also provides the Portfolio with administrative services pursuant to an administrative agreement for a monthly fee which on an annual basis equals 0.25% of the average daily net assets of the Portfolio, plus reimbursement of out-of-pocket expenses. Under an agreement between the Administrator and J.P. Morgan Investor Services Co. ("JPMIS"), a corporate affiliate of JPMorgan Chase Bank, JPMIS provides certain administrative services to the Fund. For such services, the Administrator pays JPMIS a portion of the fee the Administrator receives from the Fund. An employee of JPMIS is an officer of the Fund. In addition, the Fund incurs local administration fees in connection with doing business in certain emerging market countries.

D. DISTRIBUTOR: Morgan Stanley & Co., Incorporated (the "Distributor"), a wholly-owned subsidiary of Morgan Stanley, serves as the distributor of the Fund and provides the Portfolio's Class II shareholders with distribution services pursuant to a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Portfolio is authorized to pay the Distributor a monthly distribution fee at a rate of 0.35% of the Portfolio's average daily net assets attributable to Class II shares. The Distributor has voluntarily agreed to waive 0.30% of the 0.35% distribution fee that it may receive.

E. CUSTODIAN: JPMorgan Chase Bank serves as custodian for the Fund in accordance with a custodian agreement.

F. DIRECTORS' FEES: Each Director of the Fund who is not an officer of the Fund or an affiliated person as defined under the Investment Company Act of 1940, as amended, may elect to participate in the Directors' Deferred Compensation Plan (the "Compensation Plan"). Under the Compensation Plan, such Directors may elect to defer payment of a percentage of their total fees earned as a Director of the Fund. These deferred portions are treated, based on an election by the Director, as if they were either invested in certain Portfolios' shares or invested in U.S. Treasury Bills, as defined under the Compensation Plan. Deferred fees payable under the Compensation Plan, if applicable, are included in Directors' Fees and Expenses Payable on the Statement of Net Assets. The deferred portion of the Directors' Fees and Expenses shown on the Statement of Operations, if any, is impacted by fluctuations in the market value of the investments selected by each Director. For the period ended June 30, 2003, Directors' Fees and Expenses were not impacted by these fluctuations.

G. FEDERAL INCOME TAXES: It is each Portfolio's intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

Certain Portfolios may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as these amounts are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

Distributions from the Portfolio are recorded on the ex-dividend date. The amount and character of income and capital gain distributions to be paid by the Portfolio are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. Accordingly, the tax character of distributions paid may differ from the character of distributions shown on the Statement of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes.

Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications among undistributed net investment income
(loss), accumulated net realized gain (loss) and paid-in capital. Permanent book and tax differences, if any, are not included in ending undistributed net investment income (loss) for the purpose of calculating net investment income
(loss) per share in the Financial Highlights.

At June 30, 2003, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of the Portfolio (excluding foreign currency if applicable) were:

                                                         NET
   COST     APPRECIATION      DEPRECIATION      APPRECIATION
  (000)            (000)             (000)             (000)
------------------------------------------------------------
$ 3,208            $ 139             $ (25)            $ 114

H. OTHER: For the period ended June 30, 2003, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $3,210,000 and $33,000, respectively. There were no purchases and sales of U.S. Government securities for the period ended June 30, 2003.

From time to time, the Portfolio may have shareholders that hold a significant portion of the Portfolio's outstanding shares. Investment activities of these shareholders could have a material impact on the Portfolio.

I. SUPPLEMENTAL PROXY INFORMATION:

On June 5, 2003, a special meeting of the shareholders of the Fund was held. The following is a summary of the proposal presented and the total number of shares voted:

PROPOSAL:

   1. To elect the following Directors, effective July 31, 2003:

                                VOTES IN         VOTES
                                FAVOR OF        AGAINST
                              ----------------------------
1) Michael Bozic               194,221,863     12,309,549
2) Charles A. Fiumefreddo      193,919,371     12,612,041
3) Edwin J. Garn               194,444,074     12,087,338
4) Wayne E. Hedien             194,545,061     11,986,351
5) James F. Higgins            194,623,217     11,908,195
6) Dr. Manuel H. Johnson       194,673,442     11,857,970
7) Philip J. Purcell           194,261,190     12,270,222

Also effective July 31, 2003, John D. Barrett II, Thomas P. Gerrity, Gerard
E. Jones, Vincent R. McLean, C. Oscar Morong, Jr. and William G. Morton, Jr. have resigned from the Board of Directors.

                                THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                Semi-Annual Report - June 30, 2003 (unaudited)

DIRECTORS                                 OFFICERS

Michael Bozic                             Charles A. Fiumefreddo
                                          CHAIRMAN OF THE BOARD
Charles A. Fiumefreddo
                                          Mitchell M. Merin
Edwin J. Garn                             PRESIDENT

Wayne E. Hedien                           Ronald E. Robison
                                          EXECUTIVE VICE PRESIDENT AND PRINCIPAL EXECUTIVE OFFICER
James F. Higgins
                                          Barry Fink
Dr. Manuel H. Johnson                     VICE PRESIDENT

Joseph J. Kearns                          Joseph J. McAlinden
                                          VICE PRESIDENT

Michael Nugent                            Stefanie V. Chang
                                          VICE PRESIDENT
Philip J. Purcell
                                          James W. Garrett
Fergus Reid                               TREASURER AND CHIEF FINANCIAL OFFICER

INVESTMENT ADVISER AND ADMINISTRATOR      Michael J. Leary
Morgan Stanley Asset Management           ASSISTANT TREASURER
1221 Avenue of the Americas
New York, New York 10020                  Mary E. Mullin
                                          SECRETARY

DISTRIBUTOR                               LEGAL COUNSEL
Morgan Stanley & Co. Incorporated         Mayer, Brown, Rowe & Maw LLP
1221 Avenue of the Americas               1675 Broadway
New York, New York 10020                  New York, New York 10019-5820

CUSTODIAN                                 INDEPENDENT AUDITORS
JPMorgan Chase Bank                       Ernst & Young LLP
270 Park Avenue                           200 Clarendon Street
New York, New York 10017                  Boston, Massachusetts 02116-5072


This report is authorized for distribution only when preceded or accompanied by the prospectus of The Universal Institutional Funds, Inc. which describes in detail each Investment Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im.

                                   THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

[MORGAN STANLEY LOGO]              Semi-Annual Report -- June 30, 2003


Global Value Equity Portfolio

                                   THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
                                   Global Value Equity Portfolio

                                   FINANCIAL STATEMENTS
                                   June 30, 2003 (unaudited)

Statement of Net Assets

                                                                             VALUE
                                                          SHARES             (000)
----------------------------------------------------------------------------------
COMMON STOCKS (94.7%)
DENMARK (0.9%)
  Sampo Oyj, Class A                                      18,610      $        731
----------------------------------------------------------------------------------
FINLAND (0.8%)
  Nokia Oyj                                               11,802               195
  Sampo Oyj, Class A                                      61,598               453
----------------------------------------------------------------------------------
                                                                               648
==================================================================================
FRANCE (6.9%)
  Aventis S.A.                                            28,976             1,599
  BNP Paribas S.A.                                        22,317             1,137
  Cie De Saint-Gobain                                     21,003               829
  Groupe Danone                                            2,916               405
  Lafarge S.A.                                            12,150               714
  Total S.A.                                               5,827               883
----------------------------------------------------------------------------------
                                                                             5,567
==================================================================================
GERMANY (1.0%)
  BASF AG                                                 18,691               798
----------------------------------------------------------------------------------
ITALY (2.1%)
  Eni S.p.A.                                              70,955             1,076
  Telecom Italia S.p.A. (Non-voting)                     114,755               630
----------------------------------------------------------------------------------
                                                                             1,706
==================================================================================
JAPAN (10.1%)
  Canon, Inc.                                             18,000               829
  Daiwa Securities Group, Inc.                            94,000               542
  Fuji Photo Film Co., Ltd.                               31,000               899
  Fuji Television Network, Inc.                               51               181
  Fujitsu Ltd.                                           179,000               736
  Hitachi Ltd.                                            75,000               319
  Matsushita Electric Industrial Co., Ltd.                 9,000                89
  Mitsubishi Electric Corp.                              144,000               469
  Mitsubishi Estate Co., Ltd.                             59,000               401
  Mitsui Sumitomo Insurance Co., Ltd.                    117,000               544
  Nippon Telegraph & Telephone Corp.                         251               988
  Rohm Co., Ltd.                                           5,100               558
  Sankyo Co., Ltd.                                        64,000               767
  Sekisui House Ltd.                                      57,000               433
  Sumitomo Electric Industries Ltd.                       60,000               440
----------------------------------------------------------------------------------
                                                                             8,195
==================================================================================
NETHERLANDS (5.4%)
  Akzo Nobel N.V.                                         21,658               576
  Heineken N.V.                                           22,216               791
  ING Groep N.V.                                          49,336               860
  Koninklijke (Royal) Philips Electronics N.V.            39,733               758
  Royal Dutch Petroleum Co. ADR                           29,093             1,356
----------------------------------------------------------------------------------
                                                                             4,341
==================================================================================
NORWAY (0.5%)
  Statoil ASA                                             47,909               409
----------------------------------------------------------------------------------
SOUTH KOREA (0.8%)
  Samsung Electronics Co., Ltd. GDR                        4,422               658
----------------------------------------------------------------------------------
SPAIN (0.7%)
  Telefonica S.A.                                         50,785               591
----------------------------------------------------------------------------------
SWEDEN (1.3%)
  Nordea AB                                              215,862             1,044
----------------------------------------------------------------------------------
SWITZERLAND (7.6%)
  Cie Financiere Richemont AG, Class A                    32,172      $        521
  Converium Holding AG                                    23,795             1,101
  Credit Suisse Group                                     19,547               516
  Holcim Ltd.                                             13,038               483
  Nestle S.A. (Registered)                                 8,980             1,858
  Roche Holding AG (Registered)                            6,117               481
  Syngenta AG                                             11,844               595
  UBS AG (Registered)                                     10,158               567
----------------------------------------------------------------------------------
                                                                             6,122
==================================================================================
UNITED KINGDOM (16.8%)
  Allied Domecq plc                                      251,075             1,388
  Aviva plc                                               40,469               282
  BAA plc                                                 52,713               428
  BAE Systems plc                                        471,542             1,112
  Cadbury Schweppes plc                                  248,121             1,470
  Diageo plc                                              73,967               792
  GlaxoSmithKline plc                                     70,126             1,420
  Hays plc                                               277,200               441
  Lloyds TSB Group plc                                   146,074             1,040
  Prudential plc                                          52,512               319
  Reed Elsevier plc                                      209,711             1,750
  Rentokil Initial plc                                    69,640               218
  Rolls-Royce plc                                        211,393               449
  Vodafone Group plc                                     609,791             1,196
  WPP Group plc                                          159,642             1,255
----------------------------------------------------------------------------------
                                                                            13,560
==================================================================================
UNITED STATES (39.8%)
  Albertson's, Inc.                                       18,955               364
  Alcoa, Inc.                                             57,289             1,461
  Altria Group, Inc.                                      40,971             1,862
  AT&T Wireless Services, Inc.                            62,836(a)            516
  BJ's Wholesale Club, Inc.                               39,939(a)            601
  Boeing Co. (The)                                        13,567               466
  Boise Cascade Corp.                                     34,754               831
  Bristol-Myers Squibb Co.                                33,106               899
  ChevronTexaco Corp.                                      4,767               344
  First Data Corp.                                        12,071               500
  Gap, Inc.                                               13,976               262
  General Dynamics Corp.                                  12,206               885
  Georgia-Pacific Corp.                                   25,978               492
  Hewlett-Packard Co.                                     37,147               791
  IBM Corp.                                               17,667             1,458
  J.P. Morgan Chase & Co.                                 35,390             1,210
  Kimberly-Clark Corp.                                    22,627             1,180
  Kroger Co.                                              34,000(a)            567
  Loews Corp. - Carolina Group                            21,185               572
  MBIA, Inc.                                              21,569             1,051
  McDonald's Corp.                                        46,159             1,018
  McGraw-Hill Cos., Inc.                                   6,418               398
  Mellon Financial Corp.                                  38,498             1,068
  Merrill Lynch & Co., Inc.                               24,694             1,153
  Metlife, Inc.                                           14,077               399
  Motorola, Inc.                                         130,000             1,226
  NCR Corp.                                               19,833(a)            508
  New York Times Co., Class A                             10,624               483

     The accompanying notes are an integral part of the financial statements

                                                                             VALUE
                                                          SHARES             (000)
----------------------------------------------------------------------------------
UNITED STATES (CONT'D)
  Northrop Grumman Corp.                                  11,755      $      1,014
  Parker-Hannifin Corp.                                   10,263               431
  Pfizer, Inc.                                            13,333               455
  Prudential Financial, Inc.                              21,184               713
  SBC Communications, Inc.                                40,141             1,026
  Sears Roebuck & Co.                                     13,818               465
  St. Paul Cos., Inc.                                     17,808               650
  Travelers Property Casualty Corp., Class A              64,927             1,032
  Verizon Communications, Inc.                            27,788             1,096
  Viacom, Inc., Class B                                    9,569(a)            418
  Wells Fargo & Co.                                        6,202               312
  Wyeth                                                   42,150             1,919
----------------------------------------------------------------------------------
                                                                            32,096
==================================================================================
  TOTAL COMMON STOCKS (COST $83,716)                                        76,466
==================================================================================
PREFERRED STOCK (0.5%)
UNITED STATES (0.5%)
  Ford Motor Co. Capital Trust II, 6.50%
  (COST $435)                                              8,579               373
==================================================================================

                                                          NO. OF
                                                          RIGHTS
----------------------------------------------------------------------------------
RIGHTS (0.0%)
FRANCE (0.0%)
  Lafarge S.A., expiring 7/2/03
  (COST $0)                                               11,823(a)             32
==================================================================================

                                                            FACE
                                                          AMOUNT
                                                           (000)
----------------------------------------------------------------------------------
SHORT-TERM INVESTMENT (7.0%)
REPURCHASE AGREEMENT (7.0%)
  J.P. Morgan Securities, Inc., 1.05%,
    dated 6/30/03, due 7/1/03
    (COST $5,595)                                   $      5,595(b)          5,595
==================================================================================
FOREIGN CURRENCY (0.3%)
  British Pound                                 GBP           38                63
  Euro                                          EUR          115               133
  Japanese Yen                                  JPY        3,728                31
  Norwegian Krone                               NOK          108                15
  Swiss Franc                                   CHF           23                17
----------------------------------------------------------------------------------
  TOTAL FOREIGN CURRENCY (COST $261)                                           259
==================================================================================
TOTAL INVESTMENTS (102.5%) (COST $90,007)                                   82,725
==================================================================================

                                                          AMOUNT            AMOUNT
                                                           (000)             (000)
----------------------------------------------------------------------------------
OTHER ASSETS (0.4%)
  Dividends Receivable                              $        172
  Foreign Withholding Tax Reclaim Receivable                  95
  Net Unrealized Gain on Foreign
    Currency Exchange Contracts                               51
  Receivable for Portfolio Shares Sold                        38      $        356
==================================================================================
LIABILITIES (-2.9%)
  Payable for Investments Purchased                       (1,822)
  Payable for Portfolio Shares Redeemed                     (277)
  Investment Advisory Fees Payable                          (149)
  Shareholder Reporting Expense Payable                      (46)
  Administrative Fees Payable                                (19)
  Professional Fees Payable                                  (12)
  Custodian Fees Payable                                     (11)
  Directors' Fees and Expenses Payable                        (3)           (2,339)
==================================================================================
NET ASSETS (100%)                                                     $     80,742
==================================================================================
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  Applicable to 7,670,191 outstanding $0.001
    par value shares (authorized 500,000,000
    shares)                                                           $      10.53
==================================================================================
NET ASSETS CONSIST OF:
Paid-in Capital                                                       $     93,769
Undistributed (Distributions in Excess of) Net
  Investment Income                                                            797
Accumulated Net Realized Gain (Loss)                                        (6,601)
Unrealized Appreciation (Depreciation) on
  Investments and Foreign Currency Translations                             (7,223)
----------------------------------------------------------------------------------
NET ASSETS                                                            $     80,742
==================================================================================

  (a) -- Non-income producing security.
  (b) -- The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated funds.
    @ -- Value is less than $500.
  ADR -- American Depositary Receipt
  CHF -- Swiss Franc
  GBP -- British Pound
  GDR -- Global Depositary Receipt
  EUR -- Euro
  JPY -- Japanese Yen
  NOK -- Norwegian Krone

     The accompanying notes are an integral part of the financial statements

                                   THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
                                   Global Value Equity Portfolio

                                   FINANCIAL STATEMENTS
                                   June 30, 2003 (unaudited)

Statement of Net Assets (cont'd)

--------------------------------------------------------------------------------
FOREIGN CURRENCY EXCHANGE CONTRACT INFORMATION:

  The Portfolio had the following foreign currency exchange contract(s) open at period end:

   CURRENCY                                    IN                        NET
     TO                                     EXCHANGE                  UNREALIZED
   DELIVER        VALUE     SETTLEMENT         FOR         VALUE     GAIN/(LOSS)
    (000)         (000)        DATE           (000)        (000)        (000)
----------------------------------------------------------------------------------
JPY   500,000    $ 4,189      9/22/03     US$    4,235    $ 4,235   $          46
US$       123        123       7/2/03     CHF      166        123              --@
US$        22         22       7/1/03     EUR       19         22              --@
US$       305        304       7/2/03     EUR      267        307               3
US$       271        271       7/2/03     GBP      164        272               1
US$       216        216       7/2/03     JPY   26,013        217               1
US$        11         11       7/2/03     NOK       80         11              --@
----------------------------------------------------------------------------------
                 $ 5,136                                  $ 5,187   $          51
==================================================================================


                    SUMMARY OF TOTAL INVESTMENTS BY INDUSTRY
                         CLASSIFICATION -- JUNE 30, 2003

                                                                          PERCENT
                                                       VALUE              OF NET
INDUSTRY                                               (000)              ASSETS
-----------------------------------------------------------------------------------
Aerospace & Defense                                 $      3,926               4.9%
Beverages                                                  2,971               3.7
Building Products                                            829               1.0
Capital Markets                                            5,055               6.3
Chemicals                                                  1,968               2.4
Commercial Banks                                           3,534               4.4
Commercial Services & Supplies                             1,159               1.5
Communications Equipment                                   1,421               1.8
Computers & Peripherals                                    2,985               3.7
Construction Materials                                     1,229               1.5
Diversified Financial Services                               860               1.1
Diversified Telecommunication Services                     4,331               5.4
Electrical Equipment                                         909               1.1
Food & Staples                                               931               1.1
Food & Staples Retailing                                   1,180               1.5
Food Products                                              4,464               5.5
Hotels, Restaurants & Leisure                              1,018               1.3
Household Durables                                         1,280               1.6
Insurance                                                  6,545               8.1
Leisure Equipment & Products                                 899               1.1
Media                                                      4,485               5.6
Metals & Mining                                            1,461               1.8
Multiline Retail                                           1,066               1.3
Office Electronics                                           829               1.0
Oil & Gas                                                  4,069               5.0
Paper & Forest Products                                    1,323               1.6
Pharmaceuticals                                            7,540               9.3
Semiconductor Equipment & Products                         1,215               1.5
Tobacco                                                    2,434               3.0
Wireless Telecommunication Services                        1,712               2.1
Other                                                      9,097              11.3
-----------------------------------------------------------------------------------
                                                    $     82,725             102.5%
===================================================================================

     The accompanying notes are an integral part of the financial statements

Statement of Operations

                                                                                       SIX MONTHS ENDED
                                                                                          JUNE 30, 2003
                                                                                            (UNAUDITED)
                                                                                                  (000)
-------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends (net of $110 foreign taxes withheld)                                             $    1,235
  Interest                                                                                           19
-------------------------------------------------------------------------------------------------------
    Total Income                                                                                  1,254
-------------------------------------------------------------------------------------------------------
EXPENSES:
  Investment Advisory Fees                                                                          298
  Administrative Fees                                                                                96
  Shareholder Reporting                                                                              42
  Professional Fees                                                                                  15
  Custodian Fees                                                                                     13
  Directors' Fees and Expenses                                                                        1
  Other                                                                                               6
-------------------------------------------------------------------------------------------------------
    Total Expenses                                                                                  471
-------------------------------------------------------------------------------------------------------
  Investment Advisory Fees Waived                                                                   (42)
-------------------------------------------------------------------------------------------------------
    Net Expenses                                                                                    429
-------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                                        825
-------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) ON:
  Investments Sold                                                                               (3,189)
  Foreign Currency Transactions                                                                     (51)
-------------------------------------------------------------------------------------------------------
    Net Realized Gain (Loss)                                                                     (3,240)
-------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
  Investments                                                                                     8,040
  Foreign Currency Translations                                                                     110
-------------------------------------------------------------------------------------------------------
    Change in Unrealized Appreciation (Depreciation)                                              8,150
-------------------------------------------------------------------------------------------------------
  NET REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                   4,910
-------------------------------------------------------------------------------------------------------
    NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                          $    5,735
=======================================================================================================

Statement of Changes in Net Assets

                                                                    SIX MONTHS ENDED
                                                                       JUNE 30, 2003         YEAR ENDED
                                                                         (UNAUDITED)  DECEMBER 31, 2002
                                                                               (000)              (000)
-------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment Income (Loss)                                             $     825         $      731
  Net Realized Gain (Loss)                                                    (3,240)            (1,595)
  Change in Unrealized Appreciation (Depreciation)                             8,150            (13,745)
-------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Net Assets Resulting from Operations            5,735            (14,609)
-------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                                           --               (978)
  Net Realized Gain                                                               --               (869)
-------------------------------------------------------------------------------------------------------
    Total Distributions                                                           --             (1,847)
-------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (1):
  Subscriptions                                                               38,795             73,352
  Distributions Reinvested                                                        --              1,848
  Redemptions                                                                (39,968)           (52,986)
-------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Net Assets Resulting from Capital
      Share Transactions                                                      (1,173)            22,214
-------------------------------------------------------------------------------------------------------
  Total Increase (Decrease) in Net Assets                                      4,562              5,758

NET ASSETS:
  Beginning of Period                                                         76,180             70,422
-------------------------------------------------------------------------------------------------------
  End of Period (including undistributed (distributions in excess of)
    net investment income of $797 and $(28), respectively)                 $  80,742         $   76,180
-------------------------------------------------------------------------------------------------------
(1) CAPITAL SHARE TRANSACTIONS:
-------------------------------------------------------------------------------------------------------
    Shares Subscribed                                                          4,090              6,503
    Shares Issued on Distributions Reinvested                                     --                185
    Shares Redeemed                                                           (4,162)            (4,752)
-------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Capital Shares Outstanding                        (72)             1,936
=======================================================================================================

     The accompanying notes are an integral part of the financial statements

                                   THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
                                   Financial Highlights

                                   Global Value Equity Portfolio

Financial Highlights
Selected Per Share Data and Ratios

                                                          SIX MONTHS ENDED                   YEAR ENDED DECEMBER 31,
                                                          JUNE 30, 2003     --------------------------------------------------------
                                                          (UNAUDITED)           2002        2001        2000       1999       1998
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $   9.84     $  12.13    $  13.19    $  12.88   $  13.14   $  11.74
------------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                                     0.11#        0.10#       0.10        0.18       0.14       0.10
  Net Realized and Unrealized Gain (Loss)                          0.58        (2.15)      (1.03)       1.27       0.38       1.48
------------------------------------------------------------------------------------------------------------------------------------
     Total from Investment Operations                              0.69        (2.05)      (0.93)       1.45       0.52       1.58
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                              --        (0.13)      (0.13)      (0.27)     (0.16)     (0.09)
  Net Realized Gain                                                  --        (0.11)         --       (0.87)     (0.62)     (0.09)
------------------------------------------------------------------------------------------------------------------------------------
     Total Distributions                                             --        (0.24)      (0.13)      (1.14)     (0.78)     (0.18)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                 $  10.53     $   9.84    $  12.13    $  13.19   $  12.88   $  13.14
====================================================================================================================================
TOTAL RETURN                                                       7.01%++    (16.87)%     (7.04)%     11.46%      4.10%     13.47%
====================================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (000's)                              $ 80,742     $ 76,180    $ 70,422    $ 57,664   $ 48,891   $ 43,553
Ratio of Expenses to Average Net Assets                            1.15%**      1.15%       1.15%       1.15%      1.15%      1.15%
Ratio of Net Investment Income (Loss) to Average Net
  Assets                                                           2.21%**      0.95%       0.87%       1.35%      1.10%      1.03%
Portfolio Turnover Rate                                              20%++        35%         35%         58%        40%        22%
------------------------------------------------------------------------------------------------------------------------------------
Effect of Voluntary Expense Limitation During the Period:
     Per Share Benefit to Net Investment Income (Loss)         $   0.01#    $   0.01#   $   0.02    $   0.04   $   0.04   $   0.04
Ratios Before Expense Limitation:
     Expenses to Average Net Assets                                1.26%**      1.27%       1.28%       1.43%      1.48%      1.63%
     Net Investment Income (Loss) to Average Net Assets            2.10%**      0.83%       0.74%       1.07%      0.77%      0.56%
------------------------------------------------------------------------------------------------------------------------------------

** Annualized
#  Per share amount is based on average shares outstanding
++ Not annualized

     The accompanying notes are an integral part of the financial statements

Notes to Financial Statements (unaudited)

The Universal Institutional Funds, Inc., (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund is comprised of seventeen separate active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios").

The accompanying financial statements relate to the Global Value Equity Portfolio. The Portfolio seeks long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies.

A. ACCOUNTING POLICIES: The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in the preparation of the financial statements. Accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1. SECURITY VALUATION: Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Unlisted and listed equity securities not traded on the valuation date, for which market quotations are readily available, are valued at the mean between the current bid and asked prices obtained from reputable brokers. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value. For all other securities and investments for which market values are not readily available, including restricted securities, and where prices determined in accordance with the aforementioned procedures are not reflective of fair market value, values are determined in good faith, under fair valuation procedures adopted by the Board of Directors, although the actual calculations may be done by others.

2. REPURCHASE AGREEMENTS: The Portfolios of the Fund may enter into repurchase agreements under which the Portfolio lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

3. FOREIGN CURRENCY TRANSLATION AND FOREIGN INVESTMENTS: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars last quoted by a major bank as follows:

   - investments, other assets and liabilities at the prevailing rates of exchange on the valuation date;

   - investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

   Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

   Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign

                                   THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                   Semi-Annual Report - June 30, 2003

Notes to Financial Statements (cont'd)

   currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Net Assets. The change in net unrealized currency gains (losses) for the period is reflected as unrealized gains (losses) on Foreign Currency Translations on the Statement of Operations.

   Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

   At June 30, 2003, the net assets of the Portfolio were substantially comprised of foreign denominated securities and currency. Changes in currency exchange rates will affect the U.S. dollar value of and investment income from such securities.

   4. FOREIGN CURRENCY EXCHANGE CONTRACTS: Certain Portfolios may enter into foreign currency exchange contracts generally to attempt to protect securities and related receivables and payables against changes in future foreign currency exchange rates. A foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio records realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and is generally limited to the amount of the unrealized gain on the contracts, if any, at the date of default. Risks may also arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

   5. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on the specific identified cost basis. Dividend income is recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts and premiums on securities purchased (other than mortgage-backed securities) are amortized according to the effective yield method over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets.

   Settlement and registration of foreign securities transactions may be subject to significant risks not normally associated with investments in the United States. In certain markets, ownership of shares is defined according to entries in the issuer's share register. It is possible that a Portfolio holding these securities could lose its share registration through fraud, negligence or even mere oversight. In addition, shares being delivered for sales and cash being paid for purchases may be delivered before the exchange is complete. This may subject the Portfolio to further risk of loss in the event of a failure to complete the transaction by the counterparty.

B. ADVISER: Morgan Stanley Asset Management ("MSAM"), a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with investment advisory services for a fee, paid quarterly, at the annual rate based on average daily net assets as follows:

                    FROM $500
FIRST $500         MILLION TO    MORE THAN
   MILLION         $1 BILLION   $1 BILLION
---------------------------------------------
      0.80%              0.75%         0.70%

MSAM has agreed to reduce fees payable to it and to reimburse the Portfolio, if necessary, to the extent that the annual operating expenses expressed as a percentage of average daily net assets, exceed the maximum ratio of 1.15%.

C. ADMINISTRATOR: MSAM (the "Administrator") also provides the Portfolio with administrative services pursuant to an administrative agreement for a monthly fee which on an annual basis equals 0.25% of the average daily net assets of the Portfolio, plus reimbursement of out-of-pocket expenses. Under an agreement between the Administrator and J.P. Morgan Investor Services Co. ("JPMIS"), a corporate affiliate of JPMorgan Chase Bank, JPMIS provides certain administrative services to the Fund. For such services, the Administrator pays

JPMIS a portion of the fee the Administrator receives from the Fund. An employee of JPMIS is an officer of the Fund. In addition, the Fund incurs local administration fees in connection with doing business in certain emerging market countries.

D. CUSTODIAN: JPMorgan Chase Bank serves as custodian for the Fund in accordance with a custodian agreement.

E. DIRECTORS' FEES: Each Director of the Fund who is not an officer of the Fund or an affiliated person as defined under the Investment Company Act of 1940, as amended, may elect to participate in the Directors' Deferred Compensation Plan (the "Compensation Plan"). Under the Compensation Plan, such Directors may elect to defer payment of a percentage of their total fees earned as a Director of the Fund. These deferred portions are treated, based on an election by the Director, as if they were either invested in certain Portfolios' shares or invested in U.S. Treasury Bills, as defined under the Compensation Plan. Deferred fees payable under the Compensation Plan of $3,000 are included in Directors' Fees and Expenses Payable on the Statement of Net Assets. The deferred portion of the Directors' Fees and Expenses shown on the Statement of Operations is impacted by fluctuations in the market value of the investments selected by each Director. For the six months ended June 30, 2003, Directors' Fees and Expenses were increased by $300 due to these fluctuations.

F. FEDERAL INCOME TAXES: It is each Portfolio's intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

Certain Portfolios may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as these amounts are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

Distributions from the Portfolio are recorded on the ex-dividend date. The amount and character of income and capital gain distributions to be paid by the Portfolio are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. Accordingly, the tax character of distributions paid may differ from the character of distributions shown on the Statement of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during 2002 and 2001 was as follows:

                     (000)
--------------------------------------------------
  2002 DISTRIBUTIONS         2001 DISTRIBUTIONS
      PAID FROM:                 PAID FROM:
-----------------------  -------------------------
ORDINARY      LONG-TERM  ORDINARY      LONG-TERM
 INCOME    CAPITAL GAIN    INCOME   CAPITAL GAIN
--------------------------------------------------
 $ 978       $ 869           $ 750      $ --

Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications among undistributed net investment income
(loss), accumulated net realized gain (loss) and paid-in capital. Permanent book and tax differences, if any, are not included in ending undistributed net investment income (loss) for the purpose of calculating net investment income
(loss) per share in the Financial Highlights.

At December 31, 2002, there were no distributable earnings on a tax basis.

At June 30, 2003, cost and gross unrealized appreciation and (depreciation) for U.S. Federal income tax purposes of the investments of the Portfolio (excluding foreign currency if applicable) were:

                                                    NET
 COST      APPRECIATION   DEPRECIATION     DEPRECIATION
(000)             (000)          (000)            (000)
-------------------------------------------------------
$ 89,746    $ 2,961         $ (10,241)        $ (7,280)

To the extent that capital loss carryforwards are used to offset any future net capital gains realized during the carryforward period as provided by U.S. tax regulations, no capital gains tax liability will be incurred by the Portfolio for gains realized and not distributed. To the extent that capital gains are so offset, such gains will not be distributed to shareholders.

Net capital and currency losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Portfolio's next taxable year. For the year ended December 31, 2002, the Portfolio deferred to January 1, 2003, for U.S. Federal income tax purposes, post-October capital losses of $358,000, and post-October currency losses of $88,000.

G. OTHER: For the six months ended June 30, 2003, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $14,312,000 and $16,250,000, respectively. There were no purchases and sales of U.S. Government securities for the six months ended June 30, 2003.

                                   THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                   Semi-Annual Report - June 30, 2003

Notes to Financial Statements (cont'd)

During the six months ended June 30, 2003, the portfolio incurred $1,600 of brokerage commissions to Morgan Stanley & Co. Incorporated, an affiliated broker dealer.

From time to time, the Portfolio may have shareholders that hold a significant portion of the Portfolio's outstanding shares. Investment activities of these shareholders could have a material impact on the Portfolio.

H. SUPPLEMENTAL PROXY INFORMATION:

On June 5, 2003, a special meeting of the shareholders of the Fund was held. The following is a summary of the proposal presented and the total number of shares voted:

PROPOSAL:

     1. To elect the following Directors, effective July 31, 2003:

                              VOTES IN       VOTES
                              FAVOR OF      AGAINST
                            ----------------------------
1) Michael Bozic             194,221,863   12,309,549
2) Charles A. Fiumefreddo    193,919,371   12,612,041
3) Edwin J. Garn             194,444,074   12,087,338
4) Wayne E. Hedien           194,545,061   11,986,351
5) James F. Higgins          194,623,217   11,908,195
6) Dr. Manuel H. Johnson     194,673,442   11,857,970
7) Philip J. Purcell         194,261,190   12,270,222

Also effective July 31, 2003, John D. Barrett II, Thomas P. Gerrity, Gerard E. Jones, Vincent R. McLean, C. Oscar Morong, Jr. and William G. Morton, Jr. have resigned from the Board of Directors.

DIRECTORS                                            OFFICERS

Michael Bozic                                        Charles A. Fiumefreddo
                                                     CHAIRMAN OF THE BOARD
Charles A. Fiumefreddo
                                                     Mitchell M. Merin
Edwin J. Garn                                        PRESIDENT

Wayne E. Hedien                                      Ronald E. Robison
                                                     EXECUTIVE VICE PRESIDENT AND PRINCIPAL EXECUTIVE OFFICER
James F. Higgins
                                                     Barry Fink
Dr. Manuel H. Johnson                                VICE PRESIDENT

Joseph J. Kearns                                     Joseph J. McAlinden
                                                     VICE PRESIDENT
Michael Nugent
                                                     Stefanie V. Chang
Philip J. Purcell                                    VICE PRESIDENT

Fergus Reid                                          James W. Garrett
                                                     TREASURER AND CHIEF FINANCIAL OFFICER
INVESTMENT ADVISER AND ADMINISTRATOR
Morgan Stanley Asset Management                      Michael J. Leary
1221 Avenue of the Americas                          ASSISTANT TREASURER
New York, New York 10020
                                                     Mary E. Mullin
DISTRIBUTOR                                          SECRETARY
Morgan Stanley & Co. Incorporated
1221 Avenue of the Americas                          LEGAL COUNSEL
New York, New York 10020                             Mayer, Brown, Rowe & Maw LLP
                                                     1675 Broadway
CUSTODIAN                                            New York, New York 10019-5820
JPMorgan Chase Bank
270 Park Avenue                                      INDEPENDENT AUDITORS
New York, New York 10017                             Ernst & Young LLP
                                                     200 Clarendon Street
                                                     Boston, Massachusetts 02116-5072


This report is authorized for distribution only when preceded or accompanied by the prospectus of The Universal Institutional Funds, Inc. which describes in detail each Investment Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im.

                                   THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
[MORGAN STANLEY LOGO]
                                   Semi-Annual Report -- June 30, 2003


High Yield Portfolio

                                   THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
                                   High Yield Portfolio

                                   FINANCIAL STATEMENTS
                                   June 30, 2003 (unaudited)

Statement of Net Assets

                                                             FACE
                                                           AMOUNT                VALUE
                                                            (000)                (000)
--------------------------------------------------------------------------------------
FIXED INCOME SECURITIES (90.0%)
AEROSPACE (0.3%)
  Air Canada
    10.25%, 3/15/11                                    $      373(a)        $      168
--------------------------------------------------------------------------------------
BROADCASTING (2.4%)
  Interep National Radio Sales, Inc.
    10.00%, 7/1/08                                            291                  247
  Nextmedia Operating, Inc.
    10.75%, 7/1/11                                            315                  353
  Salem Communications Holding Corp.
    9.00%, 7/1/11                                             320                  345
  TV Azteca S.A. de C.V.
    10.50%, 2/15/07                                           385                  381
--------------------------------------------------------------------------------------
                                                                                 1,326
======================================================================================
CABLE (6.0%)
  Avalon Cable LLC
    11.875%, 12/1/08                                           85(b)                81
  British Sky Broadcasting plc
    8.20%, 7/15/09                                            510                  604
  Charter Communications Holdings
    8.25%, 4/1/07                                              80                   62
    10.25%, 1/15/10                                           269                  203
    10.75%, 10/1/09                                           135                  105
    11.75%, 5/15/11                                            75(b)                38
    13.50%, 1/15/11                                           203(b)               105
  CSC Holdings, Inc.
    7.25%, 7/15/08                                             90                   90
    8.125%, 7/15/09                                           175                  181
    9.875%, 2/15/13                                           175                  183
    10.50%, 5/15/16                                            60                   65
  DirecTV Holdings LLC
    8.375%, 3/15/13                                           320(c)               357
  Echostar DBS Corp.
    9.375%, 2/1/09                                            525                  560
  Pegasus Communications Corp.
    9.75%, 12/1/06                                             62                   57
    12.50%, 8/1/07                                             62                   57
  Pegasus Satellite Communication
    12.375%, 8/1/06                                            25                   23
    13.50%, 3/1/07                                             60(b)                50
  Renaissance Media Group
    10.00%, 4/15/08                                            35(b)                35
  Rogers Cable, Inc.
    6.25%, 6/15/13                                            140(c)               140
  Satelites Mexicanos S.A., Series B
    10.125%, 11/1/04                                          525                  241
--------------------------------------------------------------------------------------
                                                                                 3,237
======================================================================================
CHEMICALS (6.2%)
  Acetex Corp.
    10.875%, 8/1/09                                           192                  213
  Avecia Group plc
    11.00%, 7/1/09                                            170                  154
  Equistar Chemicals LP/Equistar Funding Corp.
    10.125%, 9/1/08                                    $      272           $      280
    10.625%, 5/1/11                                           135(c)               138
  FMC Corp.
    10.25%, 11/1/09                                           128                  144
  Huntsman Advanced Materials LLC
    11.00%, 7/15/10                                           125(c)               130
  Huntsman ICI Chemicals
    10.125%, 7/1/09                                           203                  195
    10.125%, 7/1/09                                  EUR    105                  112
  Huntsman International LLC
    9.875%, 3/1/09                                     $       95(c)                99
  ISP Holdings, Inc.
    10.625%, 12/15/09                                         452                  480
  Lyondell Chemical Co.
    9.50%, 12/15/08                                           158                  150
    9.625%, 5/1/07                                            165                  161
    9.875%, 5/1/07                                             75                   74
  Messer Griesheim GmbH
    10.375%, 6/1/11                                  EUR      320                  414
  Millennium America, Inc.
    9.25%, 6/15/08                                     $      265                  284
  Rhodia S.A.
    8.875%, 6/1/11                                            315(c)               326
--------------------------------------------------------------------------------------
                                                                                 3,354
======================================================================================
CONSUMER PRODUCTS (0.5%)
  Oxford Industries, Inc.
    8.875%, 6/1/11                                            130(c)               137
  Safilo Capital International S.A.
    9.625%, 5/15/13                                  EUR      125(c)               150
--------------------------------------------------------------------------------------
                                                                                   287
======================================================================================
DIVERSIFIED MEDIA (4.1%)
  Alliance Atlantis Communications, Inc.
    13.00%, 12/15/09                                   $      324                  370
  Hollinger Participation Trust
    12.125%, 11/15/10                                         246(c)               276
  Houghton Mifflin Co.
    8.25%, 2/1/11                                             155(c)               164
    9.875%, 2/1/13                                            100(c)               108
  Muzak LLC/Muzak Finance Corp.
    9.875%, 3/15/09                                           278                  264
    10.00%, 2/15/09                                           205(c)               215
  PEI Holdings, Inc.
    11.00%, 3/15/10                                           115(c)               127
  Primedia, Inc.
    8.875%, 5/15/11                                           250                  263
  RH Donnelley Finance Corp. I
    10.875%, 12/15/12                                         150(c)               174
  Vivendi Universal S.A
    9.25%, 4/15/10                                            240(c)               273
--------------------------------------------------------------------------------------
                                                                                 2,234
======================================================================================

     The accompanying notes are an integral part of the financial statements

                                                             FACE
                                                           AMOUNT                VALUE
                                                            (000)                (000)
--------------------------------------------------------------------------------------
ENERGY (7.3%)
  BRL Universal Equipment Co.
    8.875%, 2/15/08                                    $      420           $      456
  Chesapeake Energy Corp.
    8.125%, 4/1/11                                            560                  603
  Citgo Petroleum Corp.
    11.375%, 2/1/11                                           135(c)               151
  El Paso Production Holding Co.
    7.75%, 6/1/13                                             270(c)               269
  Frontier Escrow Corp.
    8.00%, 4/15/13                                             85(c)                89
  GulfTerra Energy Partners LP
    8.50%, 6/1/10                                              80                   86
    10.625%, 12/1/12                                          323                  373
  Hanover Equipment Trust
    8.50%, 9/1/08                                             205                  215
    8.75%, 9/1/11                                             160                  168
  Husky Oil Ltd.
    8.90%, 8/15/28                                            329                  380
  Magnum Hunter Resources, Inc.
    9.60%, 3/15/12                                            157                  173
  MSW Energy Holdings LLC
    8.50%, 9/1/10                                              55(c)                56
  Pemex Project Funding Master Trust
    9.125%, 10/13/10                                          125                  151
  Tesoro Petroleum Corp.
    9.00%, 7/1/08                                             140                  127
    9.625%, 4/1/12                                            164                  150
  Vintage Petroleum, Inc.
    7.875%, 5/15/11                                           165                  177
    9.75%, 6/30/09                                            315                  339
--------------------------------------------------------------------------------------
                                                                                 3,963
======================================================================================
FINANCIAL (1.2%)
  Aetna, Inc.
    7.875%, 3/1/11                                            275                  334
  iStar Financial, Inc.
    8.75%, 8/15/08                                            290                  316
--------------------------------------------------------------------------------------
                                                                                   650
======================================================================================
FOOD & DRUG (2.4%)
  Ahold Finance USA, Inc.
    8.25%, 7/15/10                                            260                  266
  CA FM Lease Trust
    8.50%, 7/15/17                                            201(c)               222
  Delhaize America, Inc.
    8.125%, 4/15/11                                           435                  476
  Dominos, Inc.
    8.25%, 7/1/11                                             170(c)               176
  Merisant Co.
    9.50%, 7/15/13                                            145(c)               150
--------------------------------------------------------------------------------------
                                                                                 1,290
======================================================================================
FOOD & TOBACCO (1.9%)
  Michaels Foods, Inc.
    11.75%, 4/1/11                                            227                  261
  Pilgrim's Pride Corp.
    9.625%, 9/15/11                                    $      185           $      198
  Smithfield Foods, Inc.
    7.625%, 2/15/08                                           500                  514
    8.00%, 10/15/09                                            75                   81
--------------------------------------------------------------------------------------
                                                                                 1,054
======================================================================================
FOREST PRODUCTS (7.0%)
  Abitibi-Consolidated, Inc.
    6.00%, 6/20/13                                            330                  314
  Georgia Pacific Corp.
    8.875%, 2/1/10                                            500(c)               542
  Indah Kiat Finance Mauritius
    10.00%, 7/1/07                                            335(a)               128
  JSG Funding plc
    9.625%, 10/1/12                                            35                   39
    10.125%, 10/1/12                                 EUR      312                  388
  Norampac, Inc.
    6.75%, 6/1/13                                      $      150(c)               158
  Norske Skog Canada Ltd.
    8.625%, 6/15/11                                           170(c)               178
  Owens-Brockway Glass Containers, Inc.
    7.75%, 5/15/11                                             25(c)                26
  Owens-Illinois, Inc.
    7.35%, 5/15/08                                            210                  210
    7.50%, 5/15/10                                            335                  328
  Pacifica Papers, Inc.
    10.00%, 3/15/09                                           321                  341
  Pindo Deli Finance Mauritius
    10.75%, 10/1/07                                           240(a)                62
  Pliant Corp.
    13.00%, 6/1/10                                             25                   24
    13.00%, 6/1/10                                            216                  203
  Riverwood International Corp.
    10.875%, 4/1/08                                           248                  254
  Tekni-plex, Inc.
    12.75%, 6/15/10                                           123(c)               119
    12.75%, 6/15/10                                           132                  129
  Tembec Industries, Inc.
    7.75%, 3/15/12                                            255                  247
    8.50%, 2/1/11                                             135                  134
--------------------------------------------------------------------------------------
                                                                                 3,824
======================================================================================
GAMING/LEISURE (7.4%)
  Harrah's Operating Co., Inc.
    7.875%, 12/15/05                                          370                  402
  Hilton Hotels Corp.
    7.625%, 12/1/12                                           125                  137
    7.95%, 4/15/07                                            243                  261
  HMH Properties, Inc.
    7.875%, 8/1/08                                             16                   16
  Horseshoe Gaming Holding Corp.
    8.625%, 5/15/09                                           519                  550
  Host Marriott Corp.
    7.875%, 8/1/05                                            365                  371

    The accompanying notes are an integral part of the financial statements

                                   THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
                                   High Yield Portfolio

                                   FINANCIAL STATEMENTS
                                   June 30, 2003 (unaudited)

Statement of Net Assets (cont'd)

                                                             FACE
                                                           AMOUNT                VALUE
                                                            (000)                (000)
--------------------------------------------------------------------------------------
GAMING/LEISURE (CONT'D)
  International Game Technology
    8.375%, 5/15/09                                    $      170           $      209
  Lodgenet Entertaiment Corp.
    9.50%, 6/15/13                                            155                  159
  Park Place Entertainment Corp.
    7.00%, 4/15/13                                            150(c)               161
    7.875%, 12/15/05                                          115                  123
    9.375%, 2/15/07                                           233                  258
  Starwood Hotels & Resorts Worldwide, Inc.
    7.375%, 5/1/07                                             85                   89
    7.875%, 5/1/12                                            502                  550
  Station Casinos, Inc.
    8.375%, 2/15/08                                           120                  130
    8.875%, 12/1/08                                           320                  336
  Venetian Casino Resort
    11.00%, 6/15/10                                           224                  252
--------------------------------------------------------------------------------------
                                                                                 4,004
======================================================================================
HEALTH CARE (5.6%)
  AmerisourceBergen Corp.
    8.125%, 9/1/08                                            318                  350
  Anthem Insurance Cos., Inc.
    9.125%, 4/1/10                                            165(c)               208
  Apogent Technologies, Inc.
    6.50%, 5/15/13                                            110(c)               113
  Fisher Scientific International, Inc.
    7.125%, 12/15/05                                          105                  110
    8.125%, 5/1/12                                            190(c)               203
  Fresenius Medical Care Capital Trust II
    7.875%, 2/1/08                                            450                  475
  HCA, Inc.
    7.19%, 11/15/15                                            65                   68
    7.58%, 9/15/25                                             35                   36
    7.69%, 6/15/25                                             90                   94
    8.75%, 9/1/10                                             271                  316
  Health Net, Inc.
    8.375%, 4/15/11                                           180                  219
  Manor Care, Inc.
    6.25%, 5/1/13                                              80(c)                83
    7.50%, 6/15/06                                             30                   33
    8.00%, 3/1/08                                              81                   91
  Omnicare, Inc.
    8.125%, 3/15/11                                           164                  178
  Tenet Healthcare Corp.
    6.50%, 6/1/12                                             333                  309
    7.375%, 2/1/13                                            150                  145
--------------------------------------------------------------------------------------
                                                                                 3,031
======================================================================================
HOUSING (5.1%)
  CB Richard Ellis Services, Inc.
    11.25%, 6/15/11                                           295                  317
  CBRE Escrow, Inc.
    9.75%, 5/15/10                                            120(c)               126
  Jacuzzi Brands Inc
    9.625%, 7/1/10                                            120                  120
  KB Home
    7.75%, 2/1/10                                      $      215           $      232
  LNR Property Corp.
    7.625%, 7/15/13                                           390(c)               393
  Louisiana Pacific Corp.
    8.875%, 8/15/10                                            45                   51
    10.875%, 11/15/08                                         146                  166
  Meritage Corp.
    9.75%, 6/1/11                                             105                  116
  Nortek, Inc.
    9.25%, 3/15/07                                             56                   58
  Schuler Homes, Inc.
    9.375%, 7/15/09                                           300                  339
  Technical Olympic USA, Inc.
    9.00%, 7/1/10                                              86                   93
    9.00%, 7/1/10                                             125                  134
    10.375%, 7/1/12                                           206                  220
    10.375%, 7/1/12                                            60(c)                64
  Toll Corp.
    8.25%, 2/1/11                                             310                  346
--------------------------------------------------------------------------------------
                                                                                 2,775
======================================================================================
INFORMATION TECHNOLOGY (3.9%)
  Avaya, Inc.
    11.125%, 4/1/09                                           345                  378
  Fairchild Semiconductor International, Inc.
    10.375%, 10/1/07                                          109                  114
    10.50%, 2/1/09                                            150                  169
  Flextronics International Ltd.
    9.875%, 7/1/10                                            235                  257
  Iron Mountain, Inc.
    7.75%, 1/15/15                                            186                  197
    8.625%, 4/1/13                                            295                  316
  Rhythms NetConnections, Inc.
    13.50%, 5/15/08                                           850(a),(d)            --@
    14.00%, 2/15/10                                           486(a),(d)            --@
  Solectron Corp.
    Zero Coupon, 11/20/20                                     390                  216
  Xerox Capital Europe plc
    5.875%, 5/15/04                                           180                  181
  Xerox Corp.
    7.125%, 6/15/10                                           315                  314
--------------------------------------------------------------------------------------
                                                                                 2,142
======================================================================================
MANUFACTURING (4.7%)
  ABB Finance, Inc.
    6.75%, 6/3/04                                              50                   49
  ABB International Finance Ltd.
    9.50%, 1/15/08                                   EUR      210                  243
  Brand Services, Inc.
    12.00%, 10/15/12                                   $      122                  140
  Eagle - Picher Industries, Inc.
    9.375%, 3/1/08                                            180                  168
  Flowserve Corp.
    12.25%, 8/15/10                                           233                  271

    The accompanying notes are an integral part of the financial statements

                                                             FACE
                                                           AMOUNT                VALUE
                                                            (000)                (000)
--------------------------------------------------------------------------------------
MANUFACTURING (CONT'D)
  Johnsondiversey, Inc.
    9.625%, 5/15/12                                    $      244           $      273
    9.625%, 5/15/12                                  EUR      112                  138
  Manitowoc Co., Inc. (The)
    10.375%, 5/15/11                                          264                  325
    10.50%, 8/1/12                                     $       75                   83
  NMHG Holding Co.
    10.00%, 5/15/09                                           154                  169
  Trimas Corp.
    9.875%, 6/15/12                                           266                  272
    9.875%, 6/15/12                                            10(c)                10
  Tyco International Group S.A.
    6.75%, 2/15/11                                            378                  401
--------------------------------------------------------------------------------------
                                                                                 2,542
======================================================================================
METALS (2.0%)
  Glencore Nickel Property Ltd.
    9.00%, 12/1/14                                            110(a),(d)            --@
  Murrin Murrin Holdings Ltd.
    9.375%, 8/31/07                                           730(a),(d)            --@
  Oregon Steel Mills, Inc.
    10.00%, 7/15/09                                           235                  211
  Phelps Dodge Corp.
    8.75%, 6/1/11                                             272                  319
  Republic Engineered Products Corp.
    10.00%, 8/16/09                                            59                   15
  Republic Technologies International LLC
    13.75%, 7/15/09                                           315(a),(c),(d)         3
  Ucar Finance, Inc.
    10.25%, 2/15/12                                           277                  272
  United States Steel Corp.
    9.75%, 5/15/10                                            250                  254
--------------------------------------------------------------------------------------
                                                                                 1,074
======================================================================================
RETAIL (1.4%)
  Gap, Inc.
    6.90%, 9/15/07                                             90                   97
    10.55%, 12/15/08                                          128                  155
  Penney (J.C.) Co., Inc.
    6.875%, 10/15/15                                           30                   28
    7.60%, 4/1/07                                              40                   42
    7.95%, 4/1/17                                             155                  154
    8.00%, 3/1/10                                             125                  131
    9.00%, 8/1/12                                             161                  175
--------------------------------------------------------------------------------------
                                                                                   782
======================================================================================
SERVICES (3.7%)
  Allied Waste of North America
    7.875%, 4/15/13                                           285                  298
    Series B
    8.875%, 4/1/08                                            445                  483
  Encompass Services Corp.
    10.50%, 5/1/09                                            165(a),(d)            --@
  Waste Management, Inc.
    7.125%, 10/1/07                                           930                1,067
    7.125%, 12/15/17                                   $      125           $      148
    7.65%, 3/15/11                                              5                    6
--------------------------------------------------------------------------------------
                                                                                 2,002
======================================================================================
SOVEREIGN (1.2%)
  Federative Republic of Brazil
    11.00%, 1/11/12                                           180                  179
  Federative Republic of Brazil, C Bond, PIK
    8.00%, 4/15/14                                            123                  109
  Republic of Colombia
    9.75%, 4/23/09                                            120                  139
  United Mexican States
    8.375%, 1/14/11                                           200                  239
--------------------------------------------------------------------------------------
                                                                                   666
======================================================================================
TELECOMMUNICATIONS (1.0%)
  Esprit Telecom Group
    11.00%, 6/15/08                                  EUR      307(d)                --@
  Exodus, Inc.
    11.625%, 7/15/10                                   $      478(a),(d)            28
  Globix Corp.
    11.00%, 5/1/08, PIK                                       129(a)                97
    12.50%, 2/1/10                                            565(a)                --@
  Primus Telecommunications Group, Inc.
    11.25%, 1/15/09                                           230                  213
  Qwest Corp.
    6.625%, 9/15/05                                            85                   86
  Viatel, Inc.
    12.50%, 4/15/08                                           715(a),(d)            --@
  WorldCom, Inc.
    8.25%, 5/15/31                                            460(a)               136
  XO Communications, Inc.
    9.45%, 4/15/08                                            525(a),(d)            --@
    10.75%, 11/15/08                                          260(a),(d)            --@
    12.25%, 6/1/09                                            200(a),(d)            --@
--------------------------------------------------------------------------------------
                                                                                   560
======================================================================================
TRANSPORTATION (4.2%)
  ArvinMeritor, Inc.
    8.75%, 3/1/12                                             139                  156
  Autonation, Inc.
    9.00%, 8/1/08                                             246                  273
  Collins & Aikman Corp.
    10.75%, 12/31/11                                          200                  176
  Intermet Corp.
    9.75%, 6/15/09                                            232                  222
  Laidlaw International, Inc.
    10.75%, 6/15/11                                           310(c)               326
  Lear Corp.
    8.11%, 5/15/09                                            371                  424
  Metaldyne Corp.
    11.00%, 6/15/12                                           241                  200
  Sonic Automotive, Inc.
    11.00%, 8/1/08                                            150                  159

    The accompanying notes are an integral part of the financial statements

                                   THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
                                   High Yield Portfolio

                                   FINANCIAL STATEMENTS
                                   June 30, 2003 (unaudited)

Statement of Net Assets (cont'd)

                                                             FACE
                                                           AMOUNT                VALUE
                                                            (000)                (000)
--------------------------------------------------------------------------------------
  TRW Automotive, Inc.
    9.375%, 2/15/13                                    $      295(c)        $      320
--------------------------------------------------------------------------------------
                                                                                 2,256
======================================================================================
U.S. TREASURY SECURITIES (0.0%)
  U.S. Treasury Bond
    5.50%, 8/15/28                                              5                    6
--------------------------------------------------------------------------------------
UTILITIES (5.6%)
  AES Corp.
    8.875%, 2/15/11                                            30                   29
    9.00%, 5/15/15                                            285(c)               298
    9.375%, 9/15/10                                            40                   40
  Allegheny Energy, Inc.
    7.75%, 8/1/05                                             100                  100
  Calpine Corp.
    8.50%, 2/15/11                                            206                  155
  CMS Energy Corp.
    7.50%, 1/15/09                                            105                  104
    8.50%, 4/15/11                                            195                  204
  Dynegy Holdings, Inc.
    6.875%, 4/1/11                                            320                  268
  Ipalco Enterprises, Inc.
    7.625%, 11/14/11                                           85                   93
  Monongahela Power Co.
    5.00%, 10/1/06                                            265                  263
  Northwest Pipeline Corp.
    8.125%, 3/1/10                                             55                   59
  PG&E Generating Co.
    6.875%, 7/15/08                                           140(c)               145
  PSEG Energy Holdings, Inc.
    7.75%, 4/16/07                                            175(c)               185
    8.625%, 2/15/08                                           233                  250
  Southern California Edison Co.
    8.00%, 2/15/07                                            140(c)               153
  Southern Natural Gas Co.
    8.875%, 3/15/10                                           110                  120
  Transcontinental Gas Pipe Corp.
    8.875%, 7/15/12                                            90                  102
  Williams Cos., Inc.
    7.875%, 9/1/21                                            335                  327
    9.25%, 3/15/04                                            160                  164
--------------------------------------------------------------------------------------
                                                                                 3,059
======================================================================================
WIRELESS COMMUNICATIONS (4.9%)
  American Cellular Corp.
    9.50%, 10/15/09                                           517                  259
  American Tower Corp.
    6.25%, 10/15/09                                           520                  481
    9.375%, 2/1/09                                             40                   40
  Dobson Communications Corp.
    10.875%, 7/1/10                                           250                  270
  Nextel Communications, Inc.
    10.65%, 9/15/07                                           510(b)               526
  Nextel Partners, Inc.
    8.125%, 7/1/11                                             75(c)                75
    11.00%, 3/15/10                                    $      180           $      194
  PTC International Finance II S.A
    11.25%, 12/1/09                                  EUR      205                  264
  SBA Communications Corp.
    10.25%, 2/1/09                                     $      177                  163
    12.00%, 3/1/08                                            366(b)               374
--------------------------------------------------------------------------------------
                                                                                 2,646
======================================================================================
  TOTAL FIXED INCOME SECURITIES (COST $49,504)                                  48,932
======================================================================================

                                                           SHARES
--------------------------------------------------------------------------------------
COMMON STOCKS (0.7%)
TELECOMMUNICATIONS (0.7%)
  Globix Corp.                                             16,170                   47
  Motient Corp.                                            31,592                  175
  Song Networks                                            35,465                  167
  Song Networks Holding AB                                  7,975(d)                --@
  Song Networks Holding AB                                  3,840(d),(e)             3
  Viatel Holding (Bermuda) Ltd.                             2,199                    2
  XO Communications, Inc.                                     839(d)                 6
--------------------------------------------------------------------------------------
  TOTAL COMMON STOCKS (COST $460)                                                  400
======================================================================================
PREFERRED STOCKS (2.4%)
BROADCASTING (0.7%)
  Paxson Communications Corp., PIK,
    14.25%                                                     34(e)               338
  Paxson Communications Corp., PIK,
    9.75%                                                       6(c),(e)            52
--------------------------------------------------------------------------------------
                                                                                   390
======================================================================================
TELECOMMUNICATIONS (0.1%)
  Intermedia Communications, Inc.,
    Series B,PIK, 13.50%                                      112                    3
  McLeodUSA, Inc. Class A, 2.50%                            3,153                   23
  XO Communications, Inc., 14.00%                           5,455(e)                --@
--------------------------------------------------------------------------------------
                                                                                    26
======================================================================================
UTILITIES (0.7%)
  TNP Enterprises, Inc., Series D,
    PIK, 14.50%                                               527(e)               395
--------------------------------------------------------------------------------------
WIRELESS COMMUNICATIONS (0.9%)
  Dobson Communications Corp. PIK,
    13.00%                                                    289(e)               283
  Nextel Communications, Inc., Series D,
    PIK 13.00%                                                210(e)               223
--------------------------------------------------------------------------------------
                                                                                   506
======================================================================================
  TOTAL PREFERRED STOCKS (COST $1,802)                                           1,317
======================================================================================

                                                           NO. OF
                                                         WARRANTS
--------------------------------------------------------------------------------------
WARRANTS (0.0%)
BROADCASTING (0.0%)
  XM Satellite Radio Holdings, Inc.,
    expiring 03/15/10                                       3,460(e)                 2
--------------------------------------------------------------------------------------
METALS (0.0%)
  Republic Technologies International LLC
    expiring 7/15/09                                        3,150(e)                --@
--------------------------------------------------------------------------------------
TELECOMMUNICATIONS (0.0%)
  McLeodUSA, Inc., expiring 4/16/07                         6,966(e)                 3

     The accompanying notes are an integral part of the financial statements

                                                           NO. OF                VALUE
                                                         WARRANTS                (000)
--------------------------------------------------------------------------------------
  XO Communications, Inc., expiring
    1/16/10                                                 2,943(e)        $        2
--------------------------------------------------------------------------------------
                                                                                     5
======================================================================================
UTILITIES (0.0%)
  SW Acquisition LP, expiring 4/1/11                          570(c),(e)             1
======================================================================================
WIRELESS COMMUNICATIONS (0.0%)
  Occidente y Caribe, expiring 3/15/04                     36,050(d),(e)            --@
======================================================================================
  TOTAL WARRANTS (COST $33)                                                          8
======================================================================================

                                                             FACE
                                                           AMOUNT
                                                            (000)
--------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT (5.7%)
REPURCHASE AGREEMENT (5.4%)
  J.P. Morgan Securities, Inc., 1.05%,
    dated 6/30/03, due 7/1/03                          $    2,958(f)             2,958
======================================================================================
U.S. TREASURY SECURITIES (0.3%)
  U.S. Treasury Bill 0.98%, 7/17/03                           130                  130
======================================================================================
 TOTAL SHORT-TERM INVESTMENTS (COST $3,088)                                      3,088
======================================================================================
TOTAL INVESTMENTS (98.8%) (COST $54,887)                                        53,745
======================================================================================

                                                           AMOUNT
                                                            (000)
--------------------------------------------------------------------------------------
OTHER ASSETS (3.2%)
  Cash                                                 $        1
  Interest Receivable                                       1,059
  Receivable for Investments Sold                             627
  Receivable for Fund Shares Sold                              77                1,764
======================================================================================
LIABILITIES (-2.0%)
  Payable for Investments Purchased                          (892)
  Net Unrealized Loss on Forward Foreign
    Currency Contracts                                        (86)
  Shareholder Reporting Expense Payable                       (31)
  Payable For Fund Shares Redeemed                            (28)
  Investment Advisory Fees Payable                            (22)
  Due to Broker                                               (21)
  Administrative Fees Payable                                 (13)
  Professional Fees Payable                                   (10)
  Custodian Fees Payable                                       (8)
  Directors' Fees and Expenses Payable                         (2)              (1,113)
--------------------------------------------------------------------------------------
NET ASSETS (100%)                                                           $   54,396
======================================================================================
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  Applicable to 8,330,330 outstanding $0.001 par value shares
    (authorized 500,000,000 shares)                                         $     6.53
======================================================================================
NET ASSETS CONSIST OF:
Paid-in Capital                                                             $   78,836
Undistributed (Distributions in Excess of) Net Investment
  Income                                                                         1,642
Accumulated Net Realized Gain (Loss)                                           (24,863)
Unrealized Appreciation (Depreciation) on Investments,
  Foreign Currency Translations and Futures Contracts                           (1,219)
--------------------------------------------------------------------------------------
NET ASSETS                                                                  $   54,396
======================================================================================

(a) -- Security is in default.

(b) -- Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of June 30, 2003. Maturity date disclosed is the ultimate maturity date.

(c) -- 144A Security - certain conditions for public sale may exist.

(d) -- Security valued at fair value - see note A-1 to financial statements. At June 30, 2003, the Portfolio held $40,000 of fair valued securities, representing 0.1% of net assets.

(e) -- Non-income producing security

(f) -- The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated funds.

  @ -- Face amount or Value is less than $500.

ADR -- American Depositary Receipt

EUR -- Euro

PIK -- Payment-in-Kind. Income may be paid in additional securities or cash at the discretion of the issuer.

FUTURES CONTRACTS:

  The Portfolio had the following futures contract(s) open at period end:

                                                                               NET
                                                                            UNREALIZED
                                                                               GAIN
                                     NUMBER OF     VALUE      EXPIRATION      (LOSS)
                                     CONTRACTS     (000)         DATE         (000)
----------------------------------------------------------------------------------------
SHORT:
  5 Year U.S.
    Treasury Note                           46    $  5,296    Sept-03           $  15
  10 Year U.S.
    Treasury Note                           10       1,175    Sept-03              (8)
----------------------------------------------------------------------------------------
                                                                                $   7
========================================================================================

FOREIGN CURRENCY EXCHANGE CONTRACT INFORMATION:

  The Portfolio had the following foreign currency exchange contract(s) open at period end:

  CURRENCY                                   IN                        NET
     TO                                   EXCHANGE                  UNREALIZED
   DELIVER        VALUE   SETTLEMENT         FOR         VALUE     GAIN (LOSS)
    (000)         (000)      DATE           (000)        (000)        (000)
-------------------------------------------------------------------------------
EUR  395       $    455     7/24/03       US$  446     $    446      $       (9)
EUR  570            656     7/24/03       US$  624          624             (32)
EUR  630            725     7/24/03       US$  688          688             (37)
EUR   80             92     7/24/03       US$   87           87              (5)
GBP   85            140     7/22/03       US$  133          133              (7)
SEK  750             93     9/19/03       US$   97           97               4
US$  141            141     7/22/03       GBP   85          141               --@
-------------------------------------------------------------------------------
               $  2,302                                $  2,216      $      (86)
===============================================================================

     The accompanying notes are an integral part of the financial statements

                                   THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                   High Yield Portfolio

Statement of Operations

                                                                                                               SIX MONTHS ENDED
                                                                                                                  JUNE 30, 2003
                                                                                                                    (UNAUDITED)
                                                                                                                          (000)
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Interest                                                                                                            $   2,144
  Dividends                                                                                                                  20
-------------------------------------------------------------------------------------------------------------------------------
    Total Income                                                                                                          2,164
-------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
  Investment Advisory Fees                                                                                                  117
  Administrative Fees                                                                                                        62
  Shareholder Reporting                                                                                                      40
  Custodian Fees                                                                                                             17
  Professional Fees                                                                                                          14
  Directors' Fees and Expenses                                                                                                1
  Other                                                                                                                       4
-------------------------------------------------------------------------------------------------------------------------------
    Total Expenses                                                                                                          255
-------------------------------------------------------------------------------------------------------------------------------
  Investment Advisory Fees Waived                                                                                           (67)
-------------------------------------------------------------------------------------------------------------------------------
    Net Expenses                                                                                                            188
-------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                                                              1,976
-------------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) ON:
  Investments Sold                                                                                                       (5,446)
  Foreign Currency Transactions                                                                                            (179)
  Futures Contracts                                                                                                        (296)
-------------------------------------------------------------------------------------------------------------------------------
    Net Realized Gain (Loss)                                                                                             (5,921)
-------------------------------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
  Investments                                                                                                            10,364
  Foreign Currency Translations                                                                                             307
  Futures Contracts                                                                                                         189
-------------------------------------------------------------------------------------------------------------------------------
    Change in Unrealized Appreciation (Depreciation)                                                                     10,860
-------------------------------------------------------------------------------------------------------------------------------
  NET REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                                           4,939
-------------------------------------------------------------------------------------------------------------------------------
    NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                                   $   6,915
===============================================================================================================================

Statement of Changes in Net Assets

                                                                                           SIX MONTHS ENDED
                                                                                              JUNE 30, 2003          YEAR ENDED
                                                                                                (UNAUDITED)   DECEMBER 31, 2002
                                                                                                      (000)               (000)
-------------------------------------------------------------------------------------------------------------------------------
INCREASE(DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment Income (Loss)                                                                    $   1,976           $   4,044
  Net Realized Gain (Loss)                                                                           (5,921)            (16,667)
  Change in Unrealized Appreciation (Depreciation)                                                   10,860               9,115
-------------------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Net Assets Resulting from Operations                                   6,915              (3,508)
-------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                                                                  --              (3,962)
  Return of Capital                                                                                      --                 (79)
-------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                                                                  --              (4,041)
-------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (1):
  Subscribed                                                                                         12,951              20,354
  Distributions Reinvested                                                                               --               4,041
  Redeemed                                                                                           (6,822)            (27,916)
-------------------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions                   6,129              (3,521)
-------------------------------------------------------------------------------------------------------------------------------
  Total Increase (Decrease) in Net Assets                                                            13,044             (11,070)
NET ASSETS:
  Beginning of Period                                                                                41,352              52,422
-------------------------------------------------------------------------------------------------------------------------------
  End of Period (including undistributed (distributions in excess of) net investment
    income of $1,642 and $(334), respectively)                                                    $  54,396           $  41,352
-------------------------------------------------------------------------------------------------------------------------------
(1) CAPITAL SHARE TRANSACTIONS:
-------------------------------------------------------------------------------------------------------------------------------
    Shares Subscribed                                                                                 2,127               3,146
    Shares Issued on Distributions Reinvested                                                            --                 717
    Shares Redeemed                                                                                  (1,133)             (4,317)
-------------------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Capital Shares Outstanding                                               994                (454)
===============================================================================================================================

    The accompanying notes are an integral part of the financial statements

Financial Highlights
Selected Per Share Data and Ratios

                                                          SIX MONTHS ENDED                   YEAR ENDED DECEMBER 31,
                                                          JUNE 30, 2003     --------------------------------------------------------
                                                          (UNAUDITED)           2002        2001        2000       1999       1998
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $    5.64    $   6.73    $  7 .96    $  10.24   $  10.35    $ 10.59
------------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                                      0.26#       0.57#       0.87        1.10       0.80       0.63
  Net Realized and Unrealized Gain (Loss)                           0.63       (1.05)      (1.24)      (2.18)     (0.07)     (0.13)
------------------------------------------------------------------------------------------------------------------------------------
     Total from Investment Operations                               0.89       (0.48)      (0.37)      (1.08)      0.73       0.50
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                               --       (0.60)      (0.86)      (1.20)     (0.84)     (0.62)
  Net Realized Gain                                                   --          --          --          --         --      (0.12)
  Return of Capital                                                   --       (0.01)         --          --         --         --
------------------------------------------------------------------------------------------------------------------------------------
     Total Distributions                                              --       (0.61)      (0.86)      (1.20)     (0.84)     (0.74)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                 $    6.53    $   5.64    $  6 .73    $   7.96   $  10.24    $ 10.35
====================================================================================================================================
TOTAL RETURN                                                       15.78%      (7.13)%     (4.61)%    (10.59)%     7.10%      4.80%
====================================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (000's)                              $  54,396    $ 41,352    $ 52,422    $ 53,670   $ 59,840    $33,059
Ratio of Expenses to Average Net Assets                             0.80%**     0.80%       0.80%       0.80%      0.80%      0.80%
Ratio of Net Investment Income (Loss) to Average Net
  Assets                                                            8.43%**     8.95%      10.78%      11.10%      8.70%      8.42%
Portfolio Turnover Rate                                               33%++       73%         47%         37%        28%        48%
------------------------------------------------------------------------------------------------------------------------------------
Effect of Voluntary Expense Limitation During the Period:
     Per Share Benefit to Net Investment Income (Loss)         $    0.01#   $    0.01#  $   0.00+   $   0.02   $   0.03    $  0.03
Ratios Before Expense Limitation:
     Expenses to Average Net Assets                                 1.08%**     0.99%       0.83%       1.04%      1.11%      1.15%
     Net Investment Income (Loss) to Average Net Assets             8.15%**     8.76%      10.75%      10.86%      8.40%      8.07%
------------------------------------------------------------------------------------------------------------------------------------

** Annualized
#  Per share amount is based on average shares outstanding
+  Amount is less than $0.005 per share
++ Not annualized

    The accompanying notes are an integral part of the financial statements

                                   THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                   Semi-Annual Report - June 30, 2003

Notes to Financial Statements (unaudited)

The Universal Institutional Funds, Inc., (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund is comprised of seventeen separate active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios").

The accompanying financial statements relate to the High Yield Portfolio. The Portfolio seeks above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of high yield securities.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A. ACCOUNTING POLICIES: The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in the preparation of the financial statements. Accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1. SECURITY VALUATION: Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Unlisted and listed equity securities not traded on the valuation date, for which market quotations are readily available, are valued at the mean between the current bid and asked prices obtained from reputable brokers. Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service. The prices provided by a pricing service are not determined solely with regard to bid or last sale prices, but take into account institutional size trading in similar groups of securities, security quality, maturity, coupon and other security characteristics and any developments related to the specific securities. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value. For all other securities and investments for which market values are not readily available, including restricted securities, and where prices determined in accordance with the aforementioned procedures are not reflective of fair market value, values are determined in good faith, under fair valuation procedures adopted by the Board of Directors, although the actual calculations may be done by others.

2. REPURCHASE AGREEMENTS: The Portfolios may enter into repurchase agreements under which the Portfolio lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

3. FOREIGN CURRENCY TRANSLATION AND FOREIGN INVESTMENTS: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars last quoted by a major bank as follows:

   - investments, other assets and liabilities at the prevailing rates of exchange on the valuation date;

   - investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

   Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investment transactions are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

   Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Net Assets. The change in net unrealized currency gains (losses) for the period is reflected on the Statement of Operations.

   Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

   At June 30, 2003 the net assets of the Portfolio were partially comprised of foreign denominated securities. Changes in currency exchange rates will affect the U.S. dollar value of and investment income from such securities.

4. FOREIGN CURRENCY EXCHANGE CONTRACTS: Certain Portfolios may enter into foreign currency exchange contracts generally to attempt to protect securities and related receivables and payables against changes in future foreign currency exchange rates. A foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio records realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and is generally limited to the amount of the unrealized gain on the contracts, if any, at the date of default. Risks may also arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

5. FUTURES: The Portfolio may purchase and sell futures contracts. Futures contracts provide for the sale by one party and purchase by another party of a specified amount of a specified security, index, instrument or basket of instruments. Futures contracts (secured by cash or government securities deposited with brokers or custodians as "initial margin") are valued based upon their quoted daily settlement prices; changes in initial settlement value (represented by cash paid to or received from brokers as "variation margin") are accounted for as unrealized appreciation (depreciation). When futures contracts are closed, the difference between the opening value at the date of purchase and the value at closing is recorded as realized gains or losses in the Statement of Operations. Due from (to) broker is comprised of initial margin and variation margin, as stated in the Statement of Net Assets.

   The Portfolio may use futures contracts in order to manage exposure to the stock and bond markets, to hedge against unfavorable changes in the value of securities or to remain fully invested and to reduce transaction costs. Futures contracts involve market risk in excess of the related amounts recognized in the Statement of Net Assets. Risks arise from the possible movements in security values underlying these instruments. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that a Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

6. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on the specific identified cost basis. Dividend income is recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts and premiums on securities purchased (other than mortgage-backed securities) are amortized according to the effective yield method over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses

                                   THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                   Semi-Annual Report - June 30, 2003

Notes to Financial Statements (cont'd)

   which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets.

B. ADVISER: Morgan Stanley Asset Management ("MSAM"), a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with investment advisory services for a fee, paid quarterly, at the annual rate based on average daily net assets as follows:

                    FROM $500
FIRST $500         MILLION TO    MORE THAN
   MILLION         $1 BILLION   $1 BILLION
-------------------------------------------
     0.50%             0.45%         0.40%

MSAM has agreed to reduce fees payable to it and to reimburse the Portfolio, if necessary, to the extent that the annual operating expenses, excluding interest and extraordinary expenses, expressed as a percentage of average daily net assets, exceed the maximum ratio of 0.80%.

C. ADMINISTRATOR: MSAM (the "Administrator") also provides the Portfolio with administrative services pursuant to an administrative agreement for a monthly fee which on an annual basis equals 0.25% of the average daily net assets of the Portfolio, plus reimbursement of out-of-pocket expenses. Under an agreement between the Administrator and J.P. Morgan Investor Services Co. ("JPMIS"), a corporate affiliate of JPMorgan Chase Bank, JPMIS provides certain administrative services to the Fund. For such services, the Administrator pays JPMIS a portion of the fee the Administrator receives from the Fund. An employee of JPMIS is an officer of the Fund.

D. CUSTODIAN: JPMorgan Chase Bank serves as custodian for the Fund in accordance with a custodian agreement.

E. DIRECTORS' FEES: Each Director of the Fund who is not an officer of the Fund or an affiliated person as defined under the Investment Company Act of 1940, as amended, may elect to participate in the Directors' Deferred Compensation Plan (the "Compensation Plan"). Under the Compensation Plan, such Directors may elect to defer payment of a percentage of their total fees earned as a Director of the Fund. These deferred portions are treated, based on an election by the Director, as if they were either invested in certain Portfolios' shares or invested in U.S. Treasury Bills, as defined under the Compensation Plan. Deferred fees payable under the Compensation Plan of $2,000 are included in Directors' Fees and Expenses Payable on the Statement of Net Assets. The deferred portion of the Directors' Fees and Expenses shown on the Statement of Operations is impacted by fluctuations in the market value of the investments selected by each Director. For the six months ended June 30, 2003, Directors' Fees and Expenses were increased by $200 due to these fluctuations.

F. FEDERAL INCOME TAXES: It is each Portfolio's intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

Certain Portfolios may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as these amounts are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

Distributions from the Portfolio are recorded on the ex-dividend date. The amount and character of income and capital gain distributions to be paid by the Portfolio are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. Accordingly, the tax character of distributions paid may differ from the character of distributions shown on the Statement of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during 2002 and 2001 was as follows:

                   (000)
---------------------------------------------
  2002 DISTRIBUTIONS    2001 DISTRIBUTIONS
      PAID FROM:            PAID FROM:
--------------------  -----------------------
ORDINARY   RETURN OF  ORDINARY   RETURN OF
  INCOME     CAPITAL    INCOME     CAPITAL
---------------------------------------------
 $ 3,962   $ 79        $ 5,946    $ --

Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications among undistributed net investment income
(loss), accumulated net realized gain (loss) and paid-in capital. Permanent book and tax differences, if any, are not included in ending undistributed net investment income (loss) for the purpose of calculating net investment income
(loss) per share in the Financial Highlights.

At December 31, 2002, the Portfolio had no distributable earnings on a tax basis.

At June 30, 2003, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of the Portfolio (excluding foreign currency if applicable) were:

                                                    NET
 COST      APPRECIATION   DEPRECIATION     DEPRECIATION
(000)             (000)          (000)            (000)
-------------------------------------------------------
$ 54,887        $ 4,801       $ (5,943)        $ (1,142)

At December 31, 2002, the Portfolio had available capital loss carryforwards to offset future net capital gains, to the extent provided by regulations, of approximately $12,378,000 of which $357,000 will expire on December 31, 2007, $918,000 will expire on December 31, 2008, $1,274,000 will expire on December 31, 2009, and $9,829,000 will expire on December 31, 2010. To the extent that capital loss carryforwards are used to offset any future net capital gains realized during the carryforward period as provided by U.S. tax regulations, no capital gains tax liability will be incurred by the Portfolio for gains realized and not distributed. To the extent that capital gains are so offset, such gains will not be distributed to shareholders.

Net capital and currency losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Portfolio's next taxable year. For the year ended December 31, 2002, the Portfolio deferred to January 1, 2003 for U.S. Federal income tax purposes, post-October capital losses of $6,484,000, and post-October currency losses of $159,000.

G. OTHER: For the six months ended June 30, 2003, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $20,008,000 and $14,555,000, respectively. For the six months ended June 30, 2003, purchases and sales of long-term U.S. Government securities were approximately $6,000 and $0, respectively.

At June 30, 2003, a substantial portion of the Portfolio's investments consist of high yield securities rated below investment grade. Investments in high yield securities are accompanied by a greater degree of credit risk and the risk tends to be more sensitive to economic conditions than the higher-rated securities. These investments are often traded by one market maker who may also be utilized by the Portfolio to provide pricing information used to value such securities. The amounts which will be realized upon disposition of the securities may differ from the value reflected on the statement of net assets and the differences could be material.

From time to time, the Portfolio may have shareholders that hold a significant portion of the Portfolio's outstanding shares. Investment activities of these shareholders could have a material impact on the Portfolio.

H. SUPPLEMENTAL PROXY INFORMATION:

On June 5, 2003, a special meeting of the shareholders of the Fund was held. The following is a summary of the proposal presented and the total number of shares voted:

PROPOSAL:

   1. To elect the following Directors, effective July 31, 2003:

                               VOTES IN       VOTES
                               FAVOR OF      AGAINST
                            ----------------------------
1) Michael Bozic             194,221,863   12,309,549

2) Charles A. Fiumefreddo    193,919,371   12,612,041

3) Edwin J. Garn             194,444,074   12,087,338

4) Wayne E. Hedien           194,545,061   11,986,351

5) James F. Higgins          194,623,217   11,908,195

6) Dr. Manuel H. Johnson     194,673,442   11,857,970

7) Philip J. Purcell         194,261,190   12,270,222

Also effective July 31, 2003, John D. Barrett II, Thomas P. Gerrity, Gerard E. Jones, Vincent R. McLean, C. Oscar Morong, Jr. and William G. Morton, Jr. have resigned from the Board of Directors.

                                  THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                  Semi-Annual Report - June 30, 2003 (unaudited)

DIRECTORS                               OFFICERS

Michael Bozic                           Charles A. Fiumefreddo
                                        CHAIRMAN OF THE BOARD
Charles A. Fiumefreddo
                                        Mitchell M. Merin
Edwin J. Garn                           PRESIDENT

Wayne E. Hedien                         Ronald E. Robison
                                        EXECUTIVE VICE PRESIDENT AND PRINCIPAL EXECUTIVE OFFICER
James F. Higgins
                                        Barry Fink
Dr. Manuel H. Johnson                   VICE PRESIDENT

Joseph J. Kearns                        Joseph J. McAlinden
                                        VICE PRESIDENT
Michael Nugent
                                        Stefanie V. Chang
Philip J. Purcell                       VICE PRESIDENT

Fergus Reid                             James W. Garrett
                                        TREASURER AND CHIEF FINANCIAL OFFICER

INVESTMENT ADVISER AND ADMINISTRATOR    Michael J. Leary
Morgan Stanley Asset Management         ASSISTANT TREASURER
1221 Avenue of the Americas
New York, New York 10020                Mary E. Mullin
                                        SECRETARY

DISTRIBUTOR                             LEGAL COUNSEL
Morgan Stanley & Co. Incorporated       Mayer, Brown, Rowe & Maw LLP
1221 Avenue of the Americas             1675 Broadway
New York, New York 10020                New York, New York 10019-5820

CUSTODIAN                               INDEPENDENT AUDITORS
JPMorgan Chase Bank                     Ernst & Young LLP
270 Park Avenue                         200 Clarendon Street
New York, New York 10017                Boston, Massachusetts 02116-5072


This report is authorized for distribution only when preceded or accompanied by the prospectus of The Universal Institutional Funds, Inc. which describes in detail each Investment Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im.

                                   THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

[MORGAN STANLEY LOGO]              Semi-Annual Report -- June 30, 2003


International Magnum Portfolio

                                   THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
                                   International Magnum Portfolio

                                   FINANCIAL STATEMENTS
                                   June 30, 2003 (unaudited)

Statement of Net Assets

                                                                           VALUE
                                                         SHARES            (000)
--------------------------------------------------------------------------------
COMMON STOCKS (92.4%)
AUSTRALIA (2.3%)
  Australia and New Zealand Banking
    Group Ltd.                                           10,400      $       130
  BHP Billiton Ltd.                                      51,193              298
  Commonwealth Bank of Australia                          9,950              198
  Foster's Group Ltd.                                    51,400              146
  National Australia Bank Ltd.                            9,880              223
  News Corp., Ltd.                                       39,650              299
  Qantas Airways Ltd.                                    46,300              102
  Rio Tinto Ltd.                                         14,350              282
  Westpac Banking Corp., Ltd.                            17,200              188
--------------------------------------------------------------------------------
                                                                           1,866
================================================================================
BELGIUM (0.8%)
  Agfa Gevaert N.V.                                       7,397              157
  Fortis                                                  8,412              145
  Solvay S.A., Class A                                    4,625              320
--------------------------------------------------------------------------------
                                                                             622
================================================================================
CHINA/HONG KONG (2.5%)
  Bank of East Asia Ltd.                                 30,000               59
  Cathay Pacific Airways Ltd.                            85,000              115
  Cheung Kong Holdings Ltd.                              41,400              249
  Esprit Holdings Ltd.                                   78,000              191
  Henderson Land Development Co., Ltd.                  145,000              417
  Hutchison Whampoa Ltd.                                 40,870              249
  Johnson Electric Holdings Ltd.                        237,000              293
  Li & Fung Ltd.                                        152,400              196
  Sun Hung Kai Properties Ltd.                           34,300              173
  Television Broadcasts Ltd.                             26,000               93
--------------------------------------------------------------------------------
                                                                           2,035
================================================================================
DENMARK (0.4%)
  Danske Bank A/S                                        15,333              299
--------------------------------------------------------------------------------
FINLAND (2.3%)
  Nokia Oyj                                              92,748            1,532
  Sampo Oyj, Class A                                     16,540              122
  Stora Enso Oyj                                         15,045              168
--------------------------------------------------------------------------------
                                                                           1,822
================================================================================
FRANCE (11.0%)
  Aventis S.A.                                           33,335            1,839
  BNP Paribas S.A.                                       24,592            1,253
  Cap Gemini S.A.                                        12,124(a)           432
  Carrefour S.A.                                          7,135              351
  France Telecom S.A.                                    22,387(a)           551
  Groupe Danone                                           2,217              308
  L'Oreal S.A.                                            2,773              196
  Neopost S.A.                                            4,163              177
  Schneider Electric S.A.                                16,006              754
  Societe Generale, Class A                               9,232              587
  Total S.A.                                             14,910            2,260
  Unibail                                                 2,223              165
--------------------------------------------------------------------------------
                                                                           8,873
================================================================================
GERMANY (3.3%)
  Adidas-Salomon AG                                       1,466      $       126
  Deutsche Bank AG                                        2,997              194
  Deutsche Telekom AG                                    39,242(a)           599
  Linde AG                                                4,609              171
  Siemens AG                                             23,805            1,169
  Volkswagen AG                                          10,493              442
--------------------------------------------------------------------------------
                                                                           2,701
================================================================================
GREECE (0.4%)
  Hellenic Telecommunications
    Organization S.A.                                    26,051              309
--------------------------------------------------------------------------------
ITALY (4.3%)
  Eni S.p.A.                                             28,694              435
  Mediaset S.p.A.                                        22,953              195
  Snam Rete Gas S.p.A.                                  120,716              475
  Telecom Italia S.p.A. (Non-voting)                     81,280              446
  Telecom Italia S.p.A.                                 114,484            1,039
  UniCredito Italiano S.p.A.                            177,136              847
--------------------------------------------------------------------------------
                                                                           3,437
================================================================================
JAPAN (17.6%)
  Amada Co., Ltd.                                        46,000              148
  Canon, Inc.                                            10,000              460
  Casio Computer Co., Ltd.                               35,000              224
  Dai Nippon Printing Co., Ltd.                          19,000              202
  Daicel Chemical Industries Ltd.                        70,000              223
  Daifuku Co., Ltd.                                      45,000              172
  Daikin Industries Ltd.                                 20,000              369
  Denki Kagaku Kogyo KK                                  76,000              211
  East Japan Railway Co.                                     61              272
  FamilyMart Co., Ltd.                                   13,400              240
  Fuji Machine Manufacturing Co.                         11,400              132
  Fuji Photo Film Co., Ltd.                              12,000              348
  Fujitec Co., Ltd.                                      17,000               74
  Fujitsu Ltd.                                           60,000              247
  Furukawa Electric Co., Ltd. (The)                      36,000              118
  Hitachi Capital Corp.                                  21,600              236
  Hitachi High-Technologies Corp.                         6,000               74
  Hitachi Ltd.                                           60,000              255
  House Foods Corp.                                      14,000              129
  Kaneka Corp.                                           46,000              284
  Kurita Water Industries Ltd.                           23,000              255
  Kyocera Corp.                                           4,400              253
  Kyudenko Corp.                                         16,000               56
  Lintec Corp.                                           14,000              146
  Matsushita Electric Industrial Co., Ltd.               36,000              358
  Minebea Co., Ltd.                                      44,000              175
  Mitsubishi Chemical Corp.                              89,000              182
  Mitsubishi Corp.                                       43,000              299
  Mitsubishi Estate Co., Ltd.                            40,000              272
  Mitsubishi Heavy Industries Ltd.                      100,000              260
  Mitsubishi Logistics Corp.                             13,000               79
  Mitsumi Electric Co., Ltd.                             18,200              189
  Nagase & Co., Ltd.                                     21,000              109
  NEC Corp.                                              55,000(a)           276
  Nifco, Inc.                                            16,000              172

     The accompanying notes are an integral part of the financial statements

                                                                           VALUE
                                                         SHARES            (000)
--------------------------------------------------------------------------------
JAPAN (CONT'D)
  Nintendo Co., Ltd.                                      3,700      $       270
  Nippon Meat Packers, Inc.                              15,000              142
  Nippon Telegraph & Telephone Corp.                         75              295
  Nissan Motor Co., Ltd.                                 52,000              499
  Nissha Printing Co., Ltd.                               8,000               58
  Nisshinbo Industries, Inc.                             25,000              115
  Obayashi Corp.                                         58,000              178
  Ono Pharmaceutical Co., Ltd.                            9,000              280
  Ricoh Co., Ltd.                                        22,000              361
  Rinnai Corp.                                            5,800              122
  Rohm Co., Ltd.                                          1,400              153
  Ryosan Co., Ltd.                                       12,800              168
  Sangetsu Co., Ltd.                                      3,000               49
  Sanki Engineering Co., Ltd.                             6,000               30
  Sankyo Co., Ltd.                                       20,000              240
  Sanwa Shutter Corp.                                    43,000              171
  Sekisui Chemical Co., Ltd.                             41,000              139
  Sekisui House Ltd.                                     32,000              243
  Shin-Etsu Polymer Co., Ltd.                            27,000              133
  Sony Corp.                                              9,000              254
  Suzuki Motor Corp.                                     23,000              300
  TDK Corp.                                               6,100              302
  Toho Co., Ltd.                                          6,800               60
  Tokyo Electric Power Co., Inc.                         14,500              278
  Toshiba Corp.                                         105,000              362
  Toyo Ink Manufacturing Co., Ltd                        25,000               68
  Toyota Motor Corp.                                     16,700              434
  Tsubakimoto Chain Co.                                  58,000              179
  Yamaha Corp.                                           25,000              344
  Yamaha Motor Co., Ltd.                                  8,000               68
  Yamanouchi Pharmaceutical Co., Ltd.                    14,000              366
--------------------------------------------------------------------------------
                                                                          14,160
================================================================================
NETHERLANDS (5.8%)
  ABN AMRO Holding N.V.                                   9,019              173
  Aegon N.V.                                             14,173              142
  Akzo Nobel N.V.                                        29,259              778
  ASML Holding N.V.                                       4,586(a)            44
  Gucci Group N.V.                                        1,632(a)           160
  Heineken N.V.                                           8,100              288
  ING Groep N.V.                                         31,020              541
  Koninklijke (Royal) KPN N.V.                           42,138(a)           299
  Koninklijke (Royal) Philips Electronics N.V.           37,688              719
  Royal Dutch Petroleum Co.                              21,962            1,022
  Unilever N.V.                                          10,295              554
--------------------------------------------------------------------------------
                                                                           4,720
================================================================================
NORWAY (1.1%)
  DnB Holding ASA                                        55,793              275
  Gjensidige NOR ASA                                      4,759              167
  Statoil ASA                                            26,907              230
  Telenor ASA                                            44,415              185
--------------------------------------------------------------------------------
                                                                             857
================================================================================
PORTUGAL (0.2%)
  Brisa Auto-Estradas de Portugal S.A.                   23,518      $       133
--------------------------------------------------------------------------------
SINGAPORE (1.9%)
  CapitaLand Ltd.                                       182,000              128
  City Developments Ltd.                                 70,000              177
  DBS Group Holdings Ltd.                                17,793              104
  Neptune Orient Lines Ltd.                             168,000(a)           141
  Oversea-Chinese Banking Corp., Ltd.                    19,000              108
  SembCorp Industries Ltd.                              142,000              103
  SembCorp Logistics Ltd.                                52,000               55
  Singapore Airlines Ltd.                                46,000              272
  United Overseas Bank Ltd.                              26,082              184
  Venture Corp., Ltd.                                    32,000              293
--------------------------------------------------------------------------------
                                                                           1,565
================================================================================
SPAIN (1.2%)
  Banco Bilbao Vizcaya Argentaria S.A.                   12,125              128
  Telefonica S.A.                                        71,540              833
--------------------------------------------------------------------------------
                                                                             961
================================================================================
SWEDEN (0.6%)
  Assa Abloy AB, Class B                                 15,913              154
  Securitas AB, Class B                                  20,034              206
  Swedish Match AB                                       18,624              141
--------------------------------------------------------------------------------
                                                                             501
================================================================================
SWITZERLAND (12.2%)
  Adecco S.A.                                             9,400              388
  Ciba Speciality Chemicals AG
    (Registered)                                          3,332(a)           202
  Converium Holding AG                                    8,594              398
  Credit Suisse Group                                    27,760              732
  Holcim Ltd.                                            12,930              479
  Nestle S.A. (Registered)                                9,350            1,934
  Novartis AG (Registered)                               59,250            2,351
  Roche Holding AG (Registered)                           8,073              635
  Schindler Holding AG (Registered)                       1,250(a)           220
  Swisscom AG (Registered)                                  825              235
  Syngenta AG                                            15,083              758
  UBS AG (Registered)                                    24,307            1,356
  Zurich Financial Services AG                            1,357(a)           162
--------------------------------------------------------------------------------
                                                                           9,850
================================================================================
UNITED KINGDOM (24.5%)
  Allied Domecq plc                                     131,159              725
  Amvescap plc                                           43,535              301
  AstraZeneca plc                                         7,169              288
  Aviva plc                                              21,219              148
  Barclays plc                                          145,573            1,084
  BOC Group plc                                          52,486              676
  BP plc                                                101,127              704
  British American Tobacco plc                           62,623              713
  Cadbury Schweppes plc                                  53,867              319
  Compass Group plc                                      65,297              353
  Diageo plc                                             62,660              671
  GlaxoSmithKline plc                                   127,807            2,587
  GUS plc                                                18,586              209
  Hays plc                                              326,271              518

     The accompanying notes are an integral part of the financial statements

                                   THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
                                   International Magnum Portfolio

                                   FINANCIAL STATEMENTS
                                   June 30, 2003 (unaudited)

Statement of Net Assets (cont'd)

                                                                           VALUE
                                                         SHARES            (000)
--------------------------------------------------------------------------------
UNITED KINGDOM (CONT'D)
  HSBC Holdings plc                                      84,545      $     1,002
  Invensys plc                                          688,654              234
  Lloyds TSB Group plc                                   25,425              181
  National Grid Transco plc                              72,633              494
  Pearson plc                                            16,661              156
  Prudential plc                                         94,843              576
  Reckitt Benckiser plc                                  15,141              279
  Reed Elsevier plc                                     139,130            1,161
  Rentokil Initial plc                                  203,949              639
  Rolls-Royce plc                                       182,187              387
  Royal Bank of Scotland Group plc                        8,810              248
  Shell Transport & Trading Co. plc                     236,736            1,568
  Smiths Group plc                                       42,535              495
  Vodafone Group plc                                  1,181,434            2,318
  WPP Group plc                                          89,670              705
--------------------------------------------------------------------------------
                                                                          19,739
================================================================================
  TOTAL COMMON STOCKS (COST $77,571)                                      74,450
================================================================================
PREFERRED STOCK (0.2%)
GERMANY (0.2%)
  Porsche AG
  (COST $129)                                               329              139
================================================================================

                                                           FACE
                                                         AMOUNT
                                                          (000)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT (3.3%)
REPURCHASE AGREEMENT (3.3%)
  J.P. Morgan Securities, Inc., 1.05%,
    dated 6/30/03, due 7/1/03
    (COST $2,668)                                   $     2,668(b)         2,668
================================================================================
FOREIGN CURRENCY (0.7%)
  British Pound                               GBP            68              112
  Danish Krone                                DKK            31                5
  Euro                                        EUR           166              191
  Hong Kong Dollar                            HKD            31                4
  Japanese Yen                                JPY        24,415              203
  Norwegian Krone                             NOK           173               24
  Singapore Dollar                            SGD            29               17
  Swedish Krona                               SEK            70                9
  Swiss Franc                                 CHF            40               30
--------------------------------------------------------------------------------
  TOTAL FOREIGN CURRENCY (COST $597)                                         595
================================================================================
TOTAL INVESTMENTS (96.6%) (COST $80,965)                                  77,852
================================================================================

                                                         AMOUNT           AMOUNT
                                                          (000)            (000)
--------------------------------------------------------------------------------
OTHER ASSETS (5.2%)
  Due from Broker                                   $     2,483
  Receivable for Investments Sold                           897
  Receivable for Portfolio Shares Sold                      587
  Foreign Withholding Tax Reclaim
    Receivable                                              123
  Dividends Receivable                                      100      $     4,190
================================================================================
LIABILITIES (-1.8%)
  Payable for Investments Purchased                      (1,153)
  Investment Advisory Fees Payable                         (125)
  Net Unrealized Loss on Foreign
    Currency Exchange Contracts                             (43)
  Custodian Fees Payable                                    (42)
  Shareholder Reporting Expense Payable                     (39)
  Administrative Fees Payable                               (20)
  Payable for Portfolio Shares
    Redeemed                                                (19)
  Professional Fees Payable                                 (10)
  Bank Overdraft Payable                                     (4)
  Directors' Fees and Expenses Payable                       (3)          (1,458)
================================================================================
NET ASSETS (100%)                                                    $    80,584
================================================================================
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE

  Applicable to 9,944,803 outstanding $0.001 par
    value shares (authorized 500,000,000 shares)                     $      8.10
================================================================================
NET ASSETS CONSIST OF:
Paid-in Capital                                                      $    95,518
Undistributed (Distributions in Excess of) Net
  Investment Income                                                          568
Accumulated Net Realized Gain (Loss)                                     (12,426)
Unrealized Appreciation (Depreciation) on
  Investments, Futures and Foreign Currency
  Translations                                                            (3,076)
--------------------------------------------------------------------------------
NET ASSETS                                                           $    80,584
================================================================================

(a) -- Non-income producing security.
(b) -- The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated funds.
  @ -- Value is less than $500.
AUD -- Australian Dollar
CHF -- Swiss Franc
DKK -- Danish Krone
EUR -- Euro
GBP -- British Pound
HKD -- Hong Kong Dollar
JPY -- Japanese Yen
NOK -- Norwegian Krone
SEK -- Swedish Krona
SGD -- Singapore Dollar

     The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FUTURES CONTRACTS:

     The Portfolio had the following futures contract(s) open at period end:

                                                                        NET
                                                                    UNREALIZED
                                                                       GAIN
                        NUMBER OF       VALUE       EXPIRATION        (LOSS)
                        CONTRACTS       (000)          DATE            (000)
--------------------------------------------------------------------------------
LONG:
  SPI 200 Index                 9      $   457        Sep-03        $      (13)
  FTSE 100 Index                7          465        Sep-03                (5)
  Hang Seng Index               4          246        Jul-03                (2)
  Topix Index                  44        3,321        Sep-03                66
--------------------------------------------------------------------------------
                                                                    $       46
================================================================================

--------------------------------------------------------------------------------
FOREIGN CURRENCY EXCHANGE CONTRACT INFORMATION:

   The Portfolio had the following foreign currency exchange contract(s) open at period end:

  CURRENCY                                    IN                       NET
     TO                                    EXCHANGE                UNREALIZED
  DELIVER        VALUE     SETTLEMENT        FOR          VALUE    GAIN (LOSS)
   (000)         (000)        DATE          (000)         (000)       (000)
--------------------------------------------------------------------------------
AUD     619    $    414     9/10/03      US$     404    $    404      $ (10)
AUD     300         201     9/10/03      US$     195         195         (6)
AUD      63          42     9/10/03      US$      41          41         (1)
CHF     309         229     7/02/03      US$     228         228         (1)
EUR   8,366       9,615     9/10/03      US$   9,806       9,806        191
EUR   3,044       3,498     9/10/03      US$   3,527       3,527         29
EUR   1,045       1,201     9/10/03      US$   1,204       1,204          3
EUR      15          17     7/01/03      US$      17          17         --@
GBP   3,882       6,395     9/10/03      US$   6,399       6,399          4
GBP   5,225       8,608     9/10/03      US$   8,637       8,637         29
GBP   1,955       3,221     9/10/03      US$   3,216       3,216         (5)
GBP     143         235     9/10/03      US$     235         235         --@
GBP   1,801       2,967     9/10/03      US$   2,987       2,987         20
JPY 312,870       2,620     9/10/03      US$   2,661       2,661         41
JPY 574,690       4,813     9/10/03      US$   4,879       4,879         66
JPY  89,657         751     9/10/03      US$     762         762         11
JPY  88,605         742     9/10/03      US$     753         753         11
SGD     390         222     9/10/03      US$     226         226          4
US$     251         251     9/10/03      AUD     386         258          7
US$     389         389     9/10/03      AUD     596         398          9
US$     458         458     9/10/03      AUD     695         465          7
US$      49          49     7/1/03       EUR      43          49         --@
US$     251         251     7/2/03       EUR     219         253          2
US$     142         142     9/10/03      EUR     122         140         (2)
US$     505         505     9/10/03      EUR     433         497         (8)
US$     252         252     9/10/03      EUR     216         248         (4)
US$  10,678      10,678     9/10/03      EUR   9,106      10,466       (212)
US$   2,964       2,964     9/10/03      EUR   2,578       2,963         (1)
US$     483         483     7/1/03       GBP     292         483         --@
US$      22          22     7/2/03       GBP      13          22         --@
US$   5,155       5,155     9/10/03      GBP   3,134       5,163          8
US$  13,832      13,832     9/10/03      GBP   8,363      13,777        (55)
US$   3,068       3,068     9/10/03      GBP   1,863       3,069          1
US$   4,021       4,021     9/10/03      JPY 473,045       3,962        (59)
US$   3,051       3,051     9/10/03      JPY 358,695       3,004        (47)
US$   1,303       1,303     9/10/03      JPY 153,181       1,283        (20)
US$   2,187       2,187     9/10/03      JPY 257,197       2,154        (33)
US$     216         216     9/10/03      JPY  25,412         213         (3)
US$   1,514       1,514     9/10/03      JPY 179,000       1,499        (15)
US$     132         132     9/10/03      SGD     228         130         (2)
US$      94          94     9/10/03      SGD     162          92         (2)
--------------------------------------------------------------------------------
               $ 96,808                                 $ 96,765      $ (43)
================================================================================

     The accompanying notes are an integral part of the financial statements

                                   THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
                                   International Magnum Portfolio

                                   FINANCIAL STATEMENTS
                                   June 30, 2003 (unaudited)

Statement of Net Assets (cont'd)

                    SUMMARY OF TOTAL INVESTMENTS BY INDUSTRY
                         CLASSIFICATION -- JUNE 30, 2003

                                                                        PERCENT
                                                           VALUE        OF NET
INDUSTRY                                                   (000)        ASSETS
--------------------------------------------------------------------------------
Automobiles                                             $    1,882           2.3%
Beverages                                                    1,830           2.3
Capital Markets                                              2,583           3.2
Chemicals                                                    4,324           5.4
Commercial Banks                                             7,439           9.2
Commercial Services & Supplies                               2,011           2.5
Communications Equipment                                     1,532           1.9
Computers & Peripherals                                      1,073           1.3
Diversified Telecommunication Services                       4,792           5.9
Electric Utilities                                             772           1.0
Electrical Equipment                                         1,166           1.4
Electronic Equipment & Instruments                           1,345           1.7
Food Products                                                3,386           4.2
Household Durables                                           2,108           2.6
Industrial Conglomerates                                     2,016           2.5
Insurance                                                    1,548           1.9
Leisure Equipment & Products                                   849           1.1
Machinery                                                    1,850           2.3
Media                                                        2,669           3.3
Metals & Mining                                                844           1.0
Office Electronics                                             998           1.2
Oil & Gas                                                    6,218           7.7
Pharmaceuticals                                              8,586          10.7
Real Estate                                                  1,580           2.0
Tobacco                                                        854           1.1
Wireless Telecommunication Services                          2,318           2.9
Other                                                       11,279          14.0
--------------------------------------------------------------------------------
                                                        $   77,852          96.6%
================================================================================

     The accompanying notes are an integral part of the financial statements

Statement of Operations

                                                                                           SIX MONTHS ENDED
                                                                                              JUNE 30, 2003
                                                                                                (UNAUDITED)
                                                                                                      (000)
-----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends (net of $127 foreign taxes withheld)                                          $           1,076
  Interest                                                                                               71
-----------------------------------------------------------------------------------------------------------
    Total Income                                                                                      1,147
-----------------------------------------------------------------------------------------------------------
EXPENSES:
  Investment Advisory Fees                                                                              305
  Administrative Fees                                                                                    98
  Custodian Fees                                                                                         74
  Shareholder Reporting                                                                                  44
  Professional Fees                                                                                      15
  Directors' Fees and Expenses                                                                            1
  Other                                                                                                   6
-----------------------------------------------------------------------------------------------------------
    Total Expenses                                                                                      543
-----------------------------------------------------------------------------------------------------------
  Investment Advisory Fees Waived                                                                      (104)
-----------------------------------------------------------------------------------------------------------
    Net Expenses                                                                                        439
-----------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                                            708
-----------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) ON:
  Investments Sold                                                                                   (1,471)
  Foreign Currency Transactions                                                                       1,256
  Futures                                                                                              (437)
-----------------------------------------------------------------------------------------------------------
    Net Realized Gain (Loss)                                                                           (652)
-----------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
  Investments                                                                                         6,299
  Foreign Currency Translations                                                                        (320)
  Futures                                                                                                32
-----------------------------------------------------------------------------------------------------------
    Change in Unrealized Appreciation (Depreciation)                                                  6,011
-----------------------------------------------------------------------------------------------------------
  NET REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                       5,359
-----------------------------------------------------------------------------------------------------------
    NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                       $           6,067
===========================================================================================================

Statement of Changes in Net Assets

                                                                      SIX MONTHS ENDED
                                                                         JUNE 30, 2003           YEAR ENDED
                                                                           (UNAUDITED)    DECEMBER 31, 2002
                                                                                 (000)                (000)
-----------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment Income (Loss)                                        $            708    $             538
  Net Realized Gain (Loss)                                                        (652)              (5,471)
  Change in Unrealized Appreciation (Depreciation)                               6,011               (4,716)
-----------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Net Assets Resulting from Operations              6,067               (9,649)
-----------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                                             --                 (756)
-----------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (1):
  Subscriptions                                                                220,629              403,558
  Distributions Reinvested                                                          --                  756
  Redemptions                                                                 (215,786)            (383,042)
-----------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Net Assets Resulting
      from Capital Share Transactions                                            4,843               21,272
-----------------------------------------------------------------------------------------------------------
  Total Increase (Decrease) in Net Assets                                       10,910               10,867
NET ASSETS:
  Beginning of Period                                                           69,674               58,807
-----------------------------------------------------------------------------------------------------------
  End of Period (including undistributed (distributions in excess
    of) net investment income of $568 and $(140), respectively)       $         80,584    $          69,674
-----------------------------------------------------------------------------------------------------------
(1) CAPITAL SHARE TRANSACTIONS:
-----------------------------------------------------------------------------------------------------------
    Shares Subscribed                                                           29,469               46,410
    Shares Issued on Distributions Reinvested                                       --                   99
    Shares Redeemed                                                            (28,474)             (43,777)
-----------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Capital Shares Outstanding                          995                2,732
===========================================================================================================

     The accompanying notes are an integral part of the financial statements

                                   THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
                                   Financial Highlights

                                   INTERNATIONAL MAGNUM PORTFOLIO

Financial Highlights
Selected Per Share Data and Ratios

                                            SIX MONTHS ENDED                        YEAR ENDED DECEMBER 31,
                                            JUNE 30, 2003     -----------------------------------------------------------------
                                            (UNAUDITED)            2002         2001         2000         1999         1998
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD        $          7.78      $   9.46     $  11.78     $  13.89     $  11.23     $  10.38
-------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                         0.07#         0.07#        0.10         0.10         0.12         0.12
  Net Realized and Unrealized Gain (Loss)              0.25         (1.66)       (2.37)       (1.81)        2.70         0.81
-------------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                   0.32         (1.59)       (2.27)       (1.71)        2.82         0.93
-------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                  --         (0.09)       (0.05)       (0.09)       (0.10)       (0.04)
  Net Realized Gain                                      --            --           --        (0.31)       (0.06)       (0.04)
-------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                  --         (0.09)       (0.05)       (0.40)       (0.16)       (0.08)
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD              $          8.10      $   7.78     $   9.46     $  11.78     $  13.89     $  11.23
===============================================================================================================================
TOTAL RETURN                                           4.11%++     (16.81)%     (19.29)%     (12.45)%      25.19%        8.97%
===============================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (000's)           $        80,584      $ 69,674     $ 58,807     $ 67,588     $ 63,332     $ 44,062
Ratio of Expenses to Average Net Assets                1.15%**       1.15%        1.16%        1.18%        1.16%        1.15%
Ratio of Expenses to Average Net Assets
  Excluding Interest Expense                            N/A           N/A         1.15%        1.15%        1.15%         N/A
Ratio of Net Investment Income (Loss) to
  Average Net Assets                                   1.86%**       0.77%        0.97%        0.80%        1.10%        1.22%
Portfolio Turnover Rate                                  24%++         54%          48%          52%          59%          36%
-------------------------------------------------------------------------------------------------------------------------------
Effect of Voluntary Expense Limitation
   During the Period:
    Per Share Benefit to Net Investment
      Income (Loss)                         $          0.01#     $   0.02#    $   0.02     $   0.04     $   0.05     $   0.06
Ratios Before Expense Limitation:
    Expenses to Average Net Assets                     1.42%**       1.39%        1.34%        1.48%        1.67%        1.80%
    Net Investment Income (Loss) to
      Average Net Assets                               1.59%**       0.53%        0.79%        0.50%        0.59%        0.58%
-------------------------------------------------------------------------------------------------------------------------------

** Annualized
#  Per share amount is based on average shares outstanding
++ Not annualized

     The accompanying notes are an integral part of the financial statements

Notes to Financial Statements (unaudited)

The Universal Institutional Funds, Inc., (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund is comprised of seventeen separate active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios").

The accompanying financial statements relate to the International Magnum Portfolio. The Portfolio seeks long-term capital appreciation by investing primarily in equity securities of non-U.S. issuers domiciled in EAFE countries. The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies.

A. ACCOUNTING POLICIES: The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in the preparation of the financial statements. Accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1. SECURITY VALUATION: Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NAS-DAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Unlisted and listed equity securities not traded on the valuation date, for which market quotations are readily available, are valued at the mean between the current bid and asked prices obtained from reputable brokers. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value. For all other securities and investments for which market values are not readily available, including restricted securities, and where prices determined in accordance with the aforementioned procedures are not reflective of fair market value, values are determined in good faith, under fair valuation procedures adopted by the Board of Directors, although the actual calculations may be done by others.

2. REPURCHASE AGREEMENTS: The Portfolios of the Fund may enter into repurchase agreements under which the Portfolio lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

3. FOREIGN CURRENCY TRANSLATION AND FOREIGN INVESTMENTS: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars last quoted by a major bank as follows:

   - investments, other assets and liabilities at the prevailing rates of exchange on the valuation date;

   - investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

   Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

   Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between the trade and

                                   THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                   Semi-Annual Report - June 30, 2003

Notes to Financial Statements (cont'd)

   settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Net Assets. The change in net unrealized currency gains (losses) for the period is reflected on the Statement of Operations.

   Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

   At June 30, 2003, the net assets of the Portfolio were substantially comprised of foreign denominated securities and currency. Changes in currency exchange rates will affect the U.S. dollar value of and investment income from such securities.

   Prior governmental approval for foreign investments may be required under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violation of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Statement of Net Assets) may be created and offered for investment. The "local" and "foreign" shares' market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares. Such securities, if any, are identified as fair valued in the Statement of Net Assets.

4. FOREIGN CURRENCY EXCHANGE CONTRACTS: Certain Portfolios may enter into foreign currency exchange contracts generally to attempt to protect securities and related receivables and payables against changes in future foreign currency exchange rates. A foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio records realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and is generally limited to the amount of the unrealized gain on the contracts, if any, at the date of default. Risks may also arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

5. FUTURES: Certain Portfolios may purchase and sell futures contracts. Futures contracts provide for the sale by one party and purchase by another party of a specified amount of a specified security, index, instrument or basket of instruments. Futures contracts (secured by cash or government securities deposited with brokers or custodians as "initial margin") are valued based upon their quoted daily settlement prices; changes in initial settlement value (represented by cash paid to or received from brokers as "variation margin") are accounted for as unrealized appreciation (depreciation). When futures contracts are closed, the difference between the opening value at the date of purchase and the value at closing is recorded as realized gains or losses in the Statement of Operations. Due from (to) broker is comprised of initial margin and variation margin, as stated in the Statement of Net Assets.

   Certain Portfolios may use futures contracts in order to manage exposure to the stock and bond markets, to hedge against unfavorable changes in the value of securities or to remain fully invested and to reduce transaction costs. Futures contracts involve market risk in excess of the amounts recognized in the Statement of Net Assets. Risks arise from the possible movements in security values underlying these instruments. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that a Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

6. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on the specific identified cost basis. Dividend income is recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes where recovery of such taxes is not reasonably assured.

   Interest income is recognized on the accrual basis except where collection is in doubt. Discounts and premiums on securities purchased (other than mortgage-backed securities) are amortized according to the effective yield method over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets.

   Settlement and registration of foreign securities transactions may be subject to significant risks not normally associated with investments in the United States. In certain markets, ownership of shares is defined according to entries in the issuer's share register. It is possible that a Portfolio holding these securities could lose its share registration through fraud, negligence or even mere oversight. In addition, shares being delivered for sales and cash being paid for purchases may be delivered before the exchange is complete. This may subject the Portfolio to further risk of loss in the event of a failure to complete the transaction by the counterparty.

B. ADVISER: Morgan Stanley Asset Management ("MSAM"), a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with investment advisory services for a fee, paid quarterly, at the annual rate based on average daily net assets as follows:

                    FROM $500
FIRST $500         MILLION TO      MORE THAN
   MILLION         $1 BILLION     $1 BILLION
---------------------------------------------
      0.80%              0.75%          0.70%

MSAM has agreed to reduce fees payable to it and to reimburse the Portfolio, if necessary, to the extent that the annual operating expenses, excluding interest and extraordinary expenses, expressed as a percentage of average daily net assets, exceed the maximum ratio of 1.15%.

C. ADMINISTRATOR: MSAM (the "Administrator") also provides the Portfolio with administrative services pursuant to an administrative agreement for a monthly fee which on an annual basis equals 0.25% of the average daily net assets of the Portfolio, plus reimbursement of out-of-pocket expenses. Under an agreement between the Administrator and J.P. Morgan Investor Services Co. ("JPMIS"), a corporate affiliate of JPMorgan Chase Bank, JPMIS provides certain administrative services to the Fund. For such services, the Administrator pays JPMIS a portion of the fee the Administrator receives from the Fund. An employee of JPMIS is an officer of the Fund. In addition, the Fund incurs local administration fees in connection with doing business in certain emerging market countries.

D. CUSTODIAN: JPMorgan Chase Bank serves as custodian for the Fund in accordance with a custodian agreement.

E. DIRECTORS' FEES: Each Director of the Fund who is not an officer of the Fund or an affiliated person as defined under the Investment Company Act of 1940, as amended, may elect to participate in the Directors' Deferred Compensation Plan (the "Compensation Plan"). Under the Compensation Plan, such Directors may elect to defer payment of a percentage of their total fees earned as a Director of the Fund. These deferred portions are treated, based on an election by the Director, as if they were either invested in certain Portfolios' shares or invested in U.S. Treasury Bills, as defined under the Compensation Plan. Deferred fees payable under the Compensation Plan of $3,000 are included in Directors' Fees and Expenses Payable on the Statement of Net Assets. The deferred portion of the Directors' Fees and Expenses shown on the Statement of Operations is impacted by fluctuations in the market value of the investments selected by each Director. For the six months ended June 30, 2003, Directors' Fees and Expenses were increased by $300 due to these fluctuations.

F. FEDERAL INCOME TAXES: It is each Portfolio's intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

Certain Portfolios may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as these amounts are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

Distributions from the Portfolio are recorded on the ex-dividend date. The amount and character of income and capital gain distributions to be paid by the Portfolio are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. Accordingly, the tax character of distributions paid may differ from the character of distributions shown on the Statement of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during 2002 and 2001 was as follows:

                      (000)
------------------------------------------------
 2002 DISTRIBUTIONS        2001 DISTRIBUTIONS
     PAID FROM:                PAID FROM:
-----------------------  -----------------------
ORDINARY      LONG-TERM   ORDINARY     LONG-TERM
  INCOME   CAPITAL GAIN     INCOME  CAPITAL GAIN
------------------------------------------------
 $  756        $ --        $ 302         $ --

                                   THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                   Semi-Annual Report - June 30, 2003

Notes to Financial Statements (cont'd)

Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications among undistributed net investment income
(loss), accumulated net realized gain (loss) and paid-in capital. Permanent book and tax differences, if any, are not included in ending undistributed net investment income (loss) for the purpose of calculating net investment income
(loss) per share in the Financial Highlights.

At December 31, 2002, the components of distributable earnings on a tax basis were as follows:

              (000)
---------------------------------
UNDISTRIBUTED       UNDISTRIBUTED
     ORDINARY           LONG-TERM
       INCOME        CAPITAL GAIN
---------------------------------
    $ 142                $ --

At June 30, 2003, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of the Portfolio (excluding foreign currency if applicable) were:

                                                        NET
  COST       APPRECIATION     DEPRECIATION     DEPRECIATION
 (000)              (000)            (000)            (000)
------------------------------------------------------------
$ 80,368        $ 4,149         $ (7,260)        $ (3,111)

At December 31, 2002, the Portfolio had available capital loss carryforwards to offset future net capital gains, to the extent provided by regulations, of approximately $9,021,000, of which, $5,279,000 will expire on December 31, 2009, and $3,742,000 will expire on December 31, 2010. To the extent that capital loss carryforwards are used to offset any future net capital gains realized during the carryforward period as provided by U.S. tax regulations, no capital gains tax liability will be incurred by the Portfolio for gains realized and not distributed. To the extent that capital gains are so offset, such gains will not be distributed to shareholders.

Net capital, passive foreign investment company ("PFIC") and currency losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Portfolio's next taxable year. For the year ended December 31, 2002, the Portfolio deferred to January 1, 2003, for U.S. Federal income tax purposes, post-October capital losses of $888,000.

G. OTHER: For the six months ended June 30, 2003, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $27,283,000 and $14,904,000, respectively. There were no purchases and sales of U.S. Government securities for the six months ended June 30, 2003.

From time to time, the Portfolio may have shareholders that hold a significant portion of the Portfolio's outstanding shares. Investment activities of these shareholders could have a material impact on the Portfolio.

H. SUPPLEMENTAL PROXY INFORMATION:

On June 5, 2003, a special meeting of the shareholders of the Fund was held. The following is a summary of the proposal presented and the total number of shares voted:

PROPOSAL:

   1. To elect the following Directors, effective July 31, 2003:

                               VOTES IN         VOTES
                               FAVOR OF        AGAINST
                             ----------------------------
1) Michael Bozic              194,221,863     12,309,549
2) Charles A. Fiumefreddo     193,919,371     12,612,041
3) Edwin J. Garn              194,444,074     12,087,338
4) Wayne E. Hedien            194,545,061     11,986,351
5) James F. Higgins           194,623,217     11,908,195
6) Dr. Manuel H. Johnson      194,673,442     11,857,970
7) Philip J. Purcell          194,261,190     12,270,222

Also effective July 31, 2003, John D. Barrett II, Thomas P. Gerrity, Gerard E. Jones, Vincent R. McLean, C. Oscar Morong, Jr. and William G. Morton, Jr. have resigned from the Board of Directors.

DIRECTORS                               OFFICERS

Michael Bozic                           Charles A. Fiumefreddo
                                        CHAIRMAN OF THE BOARD
Charles A. Fiumefreddo
                                        Mitchell M. Merin
Edwin J. Garn                           PRESIDENT

Wayne E. Hedien                         Ronald E. Robison
                                        EXECUTIVE VICE PRESIDENT AND PRINCIPAL EXECUTIVE OFFICER
James F. Higgins
                                        Barry Fink
Dr. Manuel H. Johnson                   VICE PRESIDENT

Joseph J. Kearns                        Joseph J. McAlinden
                                        VICE PRESIDENT
Michael Nugent
                                        Stefanie V. Chang
Philip J. Purcell                       VICE PRESIDENT

Fergus Reid                             James W. Garrett
                                        TREASURER AND CHIEF FINANCIAL OFFICER

INVESTMENT ADVISER AND ADMINISTRATOR    Michael J. Leary
Morgan Stanley Asset Management         ASSISTANT TREASURER
1221 Avenue of the Americas
New York, New York 10020                Mary E. Mullin
                                        SECRETARY

DISTRIBUTOR                             LEGAL COUNSEL
Morgan Stanley & Co. Incorporated       Mayer, Brown, Rowe & Maw LLP
1221 Avenue of the Americas             1675 Broadway
New York, New York 10020                New York, New York 10019-5820

CUSTODIAN                               INDEPENDENT AUDITORS
JPMorgan Chase Bank                     Ernst & Young LLP
270 Park Avenue                         200 Clarendon Street
New York, New York 10017                Boston, Massachusetts 02116-5072


This report is authorized for distribution only when preceded or accompanied by the prospectus of The Universal Institutional Funds, Inc. which describes in detail each Investment Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im.

                                         THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

[MORGAN STANLEY LOGO]                    Semi-Annual Report -- June 30, 2003


Mid Cap Growth Portfolio

                                         THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
                                         Mid Cap Growth Portfolio

                                         FINANCIAL STATEMENTS
                                         June 30, 2003 (unaudited)

Statement of Net Assets

                                                                                 VALUE
                                                                SHARES           (000)
--------------------------------------------------------------------------------------
COMMON STOCKS (99.6%)
AUTO & TRANSPORTATION (2.0%)
AIR TRANSPORT (1.5%)
  Expeditors International of
    Washington, Inc.                                             3,900      $      135
  JetBlue Airways Corp.                                         14,500(a)          614
--------------------------------------------------------------------------------------
                                                                                   749
======================================================================================
TRANSPORTATION MISCELLANEOUS (0.5%)
  C.H. Robinson Worldwide, Inc.                                  7,375             262
--------------------------------------------------------------------------------------
TOTAL AUTO & TRANSPORTATION                                                      1,011
======================================================================================
CONSUMER DISCRETIONARY (33.3%)
ADVERTISING AGENCIES (0.4%)
  Monster Worldwide, Inc.                                        9,600(a)          189
======================================================================================
CABLE TELEVISION SERVICES (0.8%)
  EchoStar Communications Corp.,
    Class A                                                     11,075(a)          384
======================================================================================
CASINOS & GAMBLING (4.9%)
  GTech Holdings Corp.                                          31,150           1,173
  International Game Technology                                  7,800             798
  MGM Mirage, Inc.                                               7,300(a)          249
  Station Casinos, Inc.                                         10,800(a)          273
--------------------------------------------------------------------------------------
                                                                                 2,493
======================================================================================
COMMUNICATIONS & MEDIA (0.9%)
  Westwood One, Inc.                                            13,674(a)          464
======================================================================================
CONSUMER ELECTRONICS (1.9%)
  Electronic Arts, Inc.                                          9,200(a)          681
  Yahoo!, Inc.                                                   7,925(a)          259
--------------------------------------------------------------------------------------
                                                                                   940
======================================================================================
ENTERTAINMENT (1.0%)
  Pixar, Inc.                                                    7,925(a)          482
======================================================================================
HOUSEHOLD EQUIPMENT & PRODUCTS (1.0%)
  Harman International Industries, Inc.                          6,675             528
--------------------------------------------------------------------------------------
JEWELRY WATCHES & GEMSTONES (0.5%)
  Tiffany & Co.                                                  7,600             248
======================================================================================
LEISURE TIME (1.6%)
  Royal Caribbean Cruises Ltd.                                  34,900             808
======================================================================================
RADIO & TV BROADCASTERS (4.4%)
  InterActiveCorp.                                               9,950(a)          394
  Radio One, Inc.                                               41,125(a)          731
  Univision Communications, Inc.,
    Class A                                                     35,623(a)        1,083
--------------------------------------------------------------------------------------
                                                                                 2,208
======================================================================================
RESTAURANTS (0.9%)
  P.F. Chang's China Bistro, Inc.                                4,000(a)          197
  Sonic Corp.                                                   10,200(a)          259
--------------------------------------------------------------------------------------
                                                                                   456
======================================================================================
RETAIL (8.3%)
  Abercrombie & Fitch Co., Class A                              33,425(a)          950
  Autozone, Inc.                                                 3,750(a)          285
  Carmax, Inc.                                                   9,000(a)          271
  Chico's FAS, Inc.                                             28,100(a)          592
  Dollar General Corp.                                          29,900             546
  Dollar Tree Stores, Inc.                                      27,700(a)          879
  Krispy Kreme Doughnuts, Inc.                                  10,250(a)          422
  Outback Steakhouse, Inc.                                       6,800      $      265
======================================================================================
                                                                                 4,210
======================================================================================
SERVICES: COMMERCIAL (5.5%)
  Brascan Corp.                                                 10,100             248
  ChoicePoint, Inc.                                              7,516(a)          260
  Corporate Executive Board Co.                                 19,200(a)          784
  DeVry, Inc.                                                   20,400(a)          475
  Iron Mountain, Inc.                                           13,325(a)          494
  Weight Watchers International, Inc.                           11,659(a)          530
--------------------------------------------------------------------------------------
                                                                                 2,791
======================================================================================
TEXTILE APPAREL MANUFACTURERS (1.2%)
  Coach, Inc.                                                   12,400(a)          617
======================================================================================
TOTAL CONSUMER DISCRETIONARY                                                    16,818
======================================================================================
CONSUMER STAPLES (0.5%)
FOODS (0.5%)
  Dean Foods Co.                                                 7,950(a)          250
======================================================================================
FINANCIAL SERVICES (7.2%)
FINANCIAL DATA PROCESSING SERVICES & SYSTEMS (0.5%)
  SunGard Data Systems, Inc.                                    10,825(a)          281
--------------------------------------------------------------------------------------
FINANCIAL MISCELLANEOUS (3.8%)
  Doral Financial Corp.                                         13,350             596
  Interactive Data Corp.                                        23,700(a)          401
  Moody's Corp.                                                 12,000             633
  Willis Group Holdings Ltd.                                     8,924             274
--------------------------------------------------------------------------------------
                                                                                 1,904
======================================================================================
INSURANCE: PROPERTY & CASUALTY (1.3%)
  Markel Corp.                                                     650(a)          166
  White Mountains Insurance Group Ltd.                           1,240             490
--------------------------------------------------------------------------------------
                                                                                   656
======================================================================================
INVESTMENT MANAGEMENT COMPANIES (1.1%)
  Affiliated Managers Group, Inc.                                8,800(a)          536
======================================================================================
SAVINGS & LOAN (0.5%)
  Sovereign Bancorp, Inc.                                       16,100             252
======================================================================================
TOTAL FINANCIAL SERVICES                                                         3,629
======================================================================================
HEALTH CARE (19.3%)
BIOTECHNOLOGY RESEARCH & PRODUCTION (1.9%)
  Bio Rad Laboratories, Inc.                                     2,000(a)          111
  Celgene Corp.                                                 13,625(a)          414
  ICOS Corp.                                                     6,200(a)          228
  Idec Pharmaceuticals Corp.                                     6,800(a)          231
--------------------------------------------------------------------------------------
                                                                                   984
======================================================================================
DRUGS & PHARMACEUTICALS (5.0%)
  Allergan, Inc.                                                 6,700             517
  AmerisourceBergen Corp                                         6,800             472
  Genzyme Corp.-General Division                                11,075(a)          463
  Gilead Sciences, Inc.                                          5,825(a)          324
  Medimmune, Inc.                                               11,500(a)          418
  Teva Pharmaceutical Industries Ltd. ADR                        5,700             324
--------------------------------------------------------------------------------------
                                                                                 2,518
======================================================================================
ELECTRONICS: MEDICAL SYSTEMS (2.3%)
  Varian Medical Systems, Inc.                                  20,399(a)        1,174
======================================================================================
HEALTH CARE SERVICES (4.8%)
  Anthem, Inc.                                                   7,500(a)          579

     The accompanying notes are an integral part of the financial statements

                                                                                 VALUE
                                                                SHARES           (000)
--------------------------------------------------------------------------------------
HEALTH CARE (CONT'D)
  Coventry Health Care, Inc.                                     5,600(a)   $      258
  Lincare Holdings, Inc.                                        15,425(a)          486
  Mid-Atlantic Medical Services, Inc.                            6,300(a)          330
  Stericycle, Inc.                                              19,800(a)          762
--------------------------------------------------------------------------------------
                                                                                 2,415
======================================================================================
MEDICAL & DENTAL INSTRUMENTS & SUPPLIES (1.6%)
  St. Jude Medical, Inc.                                         7,900(a)          454
  Zimmer Holdings, Inc.                                          7,399(a)          334
--------------------------------------------------------------------------------------
                                                                                   788
======================================================================================
MEDICAL SERVICES (0.6%)
  Laboratory Corp. of America Holdings                           9,900(a)          298
======================================================================================
MISCELLANEOUS HEALTH CARE (3.1%)
  Amylin Pharmaceuticals, Inc.                                  11,750(a)          257
  Caremark Rx, Inc.                                             28,500(a)          732
  NPS Pharmaceuticals, Inc.                                     23,700(a)          577
--------------------------------------------------------------------------------------
                                                                                 1,566
======================================================================================
TOTAL HEALTH CARE                                                                9,743
======================================================================================
INTEGRATED OILS (0.5%)
OIL: INTEGRATED DOMESTIC (0.5%)
  Suncor Energy, Inc.                                           12,300             231
======================================================================================
MATERIALS & PROCESSING (2.2%)
CHEMICALS (0.4%)
  Ecolab, Inc.                                                   8,700             223
======================================================================================
CONTAINERS & PACKAGING: PAPER & PLASTIC (1.3%)
  Sealed Air Corp.                                              13,450(a)          641
======================================================================================
TEXTILE PRODUCTS (0.5%)
  Mohawk Industries, Inc.                                        4,600(a)          255
======================================================================================
TOTAL MATERIALS & PROCESSING                                                     1,119
======================================================================================
OTHER ENERGY (5.4%)
ENERGY MISCELLANEOUS (2.5%)
  Patterson-UTI Energy, Inc.                                    14,500(a)          470
  Pioneer Natural Resources Co.                                 30,150(a)          787
--------------------------------------------------------------------------------------
                                                                                 1,257
======================================================================================
MACHINERY: OIL WELL EQUIPMENT & SERVICES (1.9%)
  BJ Services Co.                                               12,600(a)          471
  Smith International, Inc.                                     12,700(a)          466
--------------------------------------------------------------------------------------
                                                                                   937
======================================================================================
UTILITIES: GAS PIPELINES (1.0%)
  Questar Corp.                                                 15,300             512
======================================================================================
TOTAL OTHER ENERGY                                                               2,706
======================================================================================
PRODUCER DURABLES (3.5%)
ELECTRONICS: INSTRUMENTS GAUGES & METERS (0.3%)
  Waters Corp.                                                   6,000(a)          175
======================================================================================
HOMEBUILDING (1.5%)
  Lennar Corp., Class A                                          3,300             236
  NVR, Inc.                                                      1,225(a)          503
--------------------------------------------------------------------------------------
                                                                                   739
======================================================================================
PRODUCTION TECHNOLOGY EQUIPMENT (1.7%)
  KLA-Tencor Corp.                                               8,775(a)          408
  Novellus Systems, Inc.                                        11,775(a)   $      431
======================================================================================
                                                                                   839
======================================================================================
TOTAL PRODUCER DURABLES                                                          1,753
======================================================================================
TECHNOLOGY (23.2%)
COMMUNICATIONS TECHNOLOGY (3.0%)
  American Tower Corp., Class A                                 39,000(a)          345
  Corning, Inc.                                                 39,400(a)          291
  Crown Castle International Corp.                              49,600(a)          385
  JDS Uniphase Corp.                                            50,900(a)          179
  Network Associates, Inc.                                      25,775(a)          327
--------------------------------------------------------------------------------------
                                                                                 1,527
======================================================================================
COMPUTER SERVICES SOFTWARE & SYSTEMS (9.3%)
  Adobe Systems, Inc.                                           11,650             374
  BEA Systems, Inc.                                             20,800(a)          226
  Checkfree Corp.                                                4,900(a)          136
  Emulex Corp.                                                  15,500(a)          353
  Global Payments, Inc.                                         11,175             397
  Mercury Interactive Corp.                                      9,800(a)          378
  Peoplesoft, Inc.                                              10,500(a)          185
  QLogic Corp.                                                  11,225(a)          543
  Quest Software, Inc.                                          10,425(a)          124
  Seagate Technology                                             9,800(a)          173
  Siebel Systems, Inc.                                          23,575(a)          225
  Symantec Corp.                                                12,825(a)          562
  VeriSign, Inc.                                                 9,200(a)          127
  Veritas Software Corp.                                        31,025(a)          889
--------------------------------------------------------------------------------------
                                                                                 4,692
======================================================================================
COMPUTER TECHNOLOGY (2.1%)
  Network Appliance, Inc.                                       23,525(a)          382
  SanDisk Corp.                                                  6,700(a)          270
  Synopsys, Inc.                                                 6,725(a)          416
--------------------------------------------------------------------------------------
                                                                                 1,068
======================================================================================
ELECTRICAL & ELECTRONICS (0.5%)
  CDW Corp.                                                      5,235(a)          240
======================================================================================
ELECTRONICS (0.8%)
  Amphenol Corp.                                                 5,150(a)          241
  Sanmina-SCI Corp.                                             21,600(a)          136
--------------------------------------------------------------------------------------
                                                                                   377
======================================================================================
ELECTRONICS: SEMICONDUCTORS/COMPONENTS (7.5%)
  Agere Systems, Inc., Class A                                  77,000(a)          179
  Altera Corp.                                                  27,375(a)          449
  Amkor Technology, Inc.                                         6,700(a)           88
  Broadcom Corp., Class A                                       19,200(a)          478
  Integrated Circuit Systems, Inc.                              12,200(a)          383
  Intersil Corp., Class A                                       30,625(a)          815
  Jabil Circuit, Inc.                                            7,900(a)          175
  Linear Technology Corp.                                        3,200             103
  Marvell Technology Group Ltd.                                 13,550(a)          466
  Maxim Intergrated Products, Inc.                               7,100             243
  PMC-Sierra, Inc.                                              16,800(a)          197
  Xilinx, Inc.                                                   8,450(a)          214
--------------------------------------------------------------------------------------
                                                                                 3,790
======================================================================================
TOTAL TECHNOLOGY                                                                11,694
======================================================================================

     The accompanying notes are an integral part of the financial statements

                                         THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
                                         Mid Cap Growth Portfolio

                                         FINANCIAL STATEMENTS
                                         June 30, 2003 (unaudited)

Statement of Net Assets (cont'd)

                                                                                 VALUE
                                                                SHARES           (000)
--------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES (1.2%)
TELECOMMUNICATIONS EQUIPMENT (1.2%)
  Utstarcom, Inc.                                               16,800(a)   $      598
======================================================================================
UTILITIES (1.3%)
UTILITIES: GAS DISTRIBUTORS (0.2%)
  UGI Corp.                                                      3,600             114
======================================================================================
UTILITIES: TELECOMMUNICATIONS (1.1%)
  Citizens Communications Co.                                    9,650(a)          124
  IDT Corp.                                                     15,000(a)          264
  Nextel Communications, Inc., Class A                           9,725(a)          176
--------------------------------------------------------------------------------------
                                                                                   564
======================================================================================
TOTAL UTILITIES                                                                    678
======================================================================================
  TOTAL COMMON STOCKS (COST $45,614)                                            50,230
======================================================================================

                                                                  FACE
                                                                AMOUNT
                                                                 (000)
--------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT (2.5%)
REPURCHASE AGREEMENT (2.5%)
  J.P. Morgan Securities, Inc., 1.05%,
    dated 6/30/03, due 7/1/03
    (COST $1,236)                                             $  1,236(b)        1,236
======================================================================================
TOTAL INVESTMENTS (102.1%) (COST $46,850)                                       51,466
======================================================================================

                                                                AMOUNT          AMOUNT
                                                                 (000)           (000)
--------------------------------------------------------------------------------------
OTHER ASSETS (1.7%)
  Receivable for Investments Sold                             $    749
  Receivable for Portfolio Shares Sold                              95
  Dividends Receivable                                               6      $      850
======================================================================================
LIABILITIES (-3.8%)
  Payable for Investments Purchased                             (1,727)
  Investment Advisory Fees Payable                                 (54)
  Payable for Portfolio Shares Redeemed                            (53)
  Custodian Fees Payable                                           (20)
  Administrative Fees Payable                                      (12)
  Shareholder Reporting Expense Payable                            (11)
  Professional Fees Payable                                         (8)
  Bank Overdraft Payable                                            (5)
  Directors' Fees and Expenses Payable                              (1)         (1,891)
======================================================================================
NET ASSETS (100%)                                                           $   50,425
======================================================================================
NET ASSETS CONSIST OF:
Paid-in Capital                                                             $   63,853
Undistributed Net Investment Income
  (Accumulated Net Investment Loss)                                               (161)
Accumulated Net Realized Gain (Loss)                                           (17,883)
Unrealized Appreciation (Depreciation) on Investments                            4,616
--------------------------------------------------------------------------------------
NET ASSETS                                                                  $   50,425
======================================================================================
CLASS I:

NET ASSETS                                                                  $   48,472
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  Applicable to 6,797,661 outstanding $0.001 par value
    shares (authorized 500,000,000 shares)                                  $     7.13
======================================================================================
CLASS II:

NET ASSETS                                                                  $    1,953
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  Applicable to 273,983 outstanding $0.001 par value
    shares (authorized 500,000,000 shares)                                  $     7.13
======================================================================================

  (a) -- Non-income producing security

  (b) -- The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated funds.

  ADR -- American Depositary Receipt

     The accompanying notes are an integral part of the financial statements

Statement of Operations

                                                                                   SIX MONTHS ENDED
                                                                                      JUNE 30, 2003
                                                                                        (UNAUDITED)
                                                                                              (000)
---------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends                                                                        $             41
  Interest                                                                                        7
---------------------------------------------------------------------------------------------------
    Total Income                                                                                 48
---------------------------------------------------------------------------------------------------
EXPENSES:
  Investment Advisory Fees                                                                      148
  Custodian Fees                                                                                 53
  Administrative Fees                                                                            51
  Professional Fees                                                                              11
  Shareholder Reporting                                                                          10
  Interest Expense                                                                                1
  Directors' Fees and Expenses                                                                    1
  Other                                                                                           3
---------------------------------------------------------------------------------------------------
    Total Expenses                                                                              278
---------------------------------------------------------------------------------------------------
  Investment Advisory Fees Waived                                                               (69)
---------------------------------------------------------------------------------------------------
    Net Expenses                                                                                209
---------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                                   (161)
---------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) ON:
  Investments Sold                                                                            1,626
---------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
  Investments                                                                                 5,748
---------------------------------------------------------------------------------------------------
  NET REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)               7,374
---------------------------------------------------------------------------------------------------
    NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                $          7,213
===================================================================================================

     The accompanying notes are an integral part of the financial statements

                                         THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                         Mid Cap Growth Portfolio

Statement of Changes in Net Assets

                                                                                     SIX MONTHS ENDED
                                                                                        JUNE 30, 2003              YEAR ENDED
                                                                                          (UNAUDITED)       DECEMBER 31, 2002
                                                                                                (000)                   (000)
-----------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment Income (Loss)                                                       $           (161)      $            (242)
  Net Realized Gain (Loss)                                                                      1,626                  (8,255)
  Change in Unrealized Appreciation (Depreciation)                                              5,748                  (3,849)
-----------------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Net Assets Resulting from Operations                             7,213                 (12,346)
-----------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (1):
  Class I:
  Subscriptions                                                                                23,212                  39,838
  Redemptions                                                                                 (16,339)                (26,281)
  Class II:*
  Subscriptions                                                                                 1,919                      --
  Redemptions                                                                                     (20)                     --
-----------------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions             8,772                  13,557
-----------------------------------------------------------------------------------------------------------------------------
  Total Increase (Decrease) in Net Assets                                                      15,985                   1,211
NET ASSETS:
  Beginning of Period                                                                          34,440                  33,229
-----------------------------------------------------------------------------------------------------------------------------
  End of Period (including undistributed net investment income (accumulated net
    investment loss) of $(161) in 2003)                                              $         50,425       $          34,440
-----------------------------------------------------------------------------------------------------------------------------
(1) CAPITAL SHARE TRANSACTIONS:
-----------------------------------------------------------------------------------------------------------------------------
  Class I:
    Shares Subscribed                                                                           3,663                   5,913
    Shares Redeemed                                                                            (2,598)                 (3,987)
-----------------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Class I Capital Shares Outstanding                               1,065                   1,926
  Class II:*
    Shares Subscribed                                                                             277                      --
    Shares Redeemed                                                                                (3)                     --
-----------------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Class II Capital Shares Outstanding                                274                      --
=============================================================================================================================

*Class II shares commenced operations on May 5, 2003

     The accompanying notes are an integral part of the financial statements

Financial Highlights
Selected Per Share Data and Ratios

                                                                                  CLASS I
----------------------------------------------------------------------------------------------------------------------
                                                        SIX MONTHS ENDED              YEAR ENDED DECEMBER 31,
                                                        JUNE 30, 2003         ----------------------------------------
                                                        (UNAUDITED)                 2002          2001          2000
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $     6.01      $     8.73    $    12.35    $    13.84
----------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                                     (0.03)#         (0.05)#       (0.04)        (0.03)
  Net Realized and Unrealized Gain (Loss)                           1.15           (2.67)        (3.58)        (0.93)
----------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                1.12           (2.72)        (3.62)        (0.96)
----------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Realized Gain                                                   --              --            --         (0.53)
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                $     7.13      $     6.01    $     8.73    $    12.35
======================================================================================================================
TOTAL RETURN                                                       18.64%++       (31.16)%      (29.31)%       (7.33)%
======================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (000's)                             $   48,472      $   34,440    $   33,229    $   17,386
Ratio of Expenses to Average Net Assets                             1.05%**         1.05%         1.05%         1.05%
Ratio of Net Investment Income (Loss) to Average
  Net Assets                                                       (0.81)%**       (0.73)%       (0.61)%       (0.52)%
Portfolio Turnover Rate                                              110%++          269%          168%          171%
----------------------------------------------------------------------------------------------------------------------
Effect of Voluntary Expense Limitation During the
  Period:
    Per Share Benefit to Net Investment Income (Loss)         $     0.01#     $     0.02#   $     0.03    $     0.07
Ratios Before Expense Limitation:
    Expenses to Average Net Assets                                  1.40%**         1.28%         1.39%         2.29%
    Net Investment Income (Loss) to Average Net Assets             (1.16)%**       (0.96)%       (0.95)%       (1.76)%


                                  CLASS I
-------------------------------------------------------------------------------
                                                                 PERIOD FROM
                                                            OCTOBER 18, 1999*
                                                        TO DECEMBER 31, 1999
-------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                        $    10.00
-------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                                   (0.01)
  Net Realized and Unrealized Gain (Loss)                         3.85
-------------------------------------------------------------------------------
    Total from Investment Operations                              3.84
-------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Realized Gain                                                 --
-------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                              $    13.84
===============================================================================
TOTAL RETURN                                                     38.40%++
===============================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (000's)                           $    2,859
Ratio of Expenses to Average Net Assets                           1.05%**
Ratio of Net Investment Income (Loss) to Average
  Net Assets                                                     (0.61)%**
Portfolio Turnover Rate                                             52%++
-------------------------------------------------------------------------------
Effect of Voluntary Expense Limitation During the
  Period:
    Per Share Benefit to Net Investment Income (Loss)       $     0.15
Ratios Before Expense Limitation:
    Expenses to Average Net Assets                                8.06%**
    Net Investment Income (Loss) to Average Net Assets           (7.62)%**

                                                                     CLASS II
---------------------------------------------------------------------------------------
                                                               PERIOD FROM MAY 5, 2003*
                                                                       TO JUNE 30, 2003
                                                                            (UNAUDITED)
---------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                 $       6.60
---------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                                              (0.01)#
  Net Realized and Unrealized Gain (Loss)                                    0.54
---------------------------------------------------------------------------------------
    Total from Investment Operations                                         0.53
---------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                       $       7.13
=======================================================================================
TOTAL RETURN                                                                 8.03%++
=======================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (000's)                                    $      1,953
Ratio of Expenses to Average Net Assets                                      1.15%**
Ratio of Net Investment Income (Loss) to Average Net Assets                 (0.91)%**
Portfolio Turnover Rate                                                       110%++
---------------------------------------------------------------------------------------
Effect of Voluntary Expense Limitation During the Period:
    Per Share Benefit to Net Investment Income (Loss)                $       0.00#+
Ratios Before Expense Limitation:
    Expenses to Average Net Assets                                           1.50%**
    Net Investment Income (Loss) to Average Net Assets                      (1.26)%**
---------------------------------------------------------------------------------------

*  Commencement of operations
** Annualized
#  Per share amount is based on average shares outstanding
+  Amount is less than $0.005 per share
++ Not annualized

     The accompanying notes are an integral part of the financial statements

                                         THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                         Semi-Annual Report - June 30, 2003

Notes to Financial Statements (unaudited)

The Universal Institutional Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund is comprised of seventeen separate active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios").

The accompanying financial statements relate to the Mid Cap Growth Portfolio. The Portfolio seeks long-term capital growth by investing primarily in common stocks and other equity securities.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies. Effective May 5, 2003, the Portfolio began offering a second class of shares -- Class II shares. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

A. ACCOUNTING POLICIES: The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in the preparation of the financial statements. Accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1. SECURITY VALUATION: Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Unlisted and listed equity securities not traded on the valuation date, for which market quotations are readily available, are valued at the mean between the current bid and asked prices obtained from reputable brokers. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value. For all other securities and investments for which market values are not readily available, including restricted securities, and where prices determined in accordance with the aforementioned procedures are not reflective of fair market value, values are determined in good faith, under fair valuation procedures adopted by the Board of Directors, although the actual calculations may be done by others.

2. REPURCHASE AGREEMENTS: The Portfolios of the Fund may enter into repurchase agreements under which the Portfolio lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

3. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on the specific identified cost basis. Dividend income is recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. ADVISER: Morgan Stanley Asset Management ("MSAM"), a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with investment advisory services for a fee, paid quarterly, at the annual rate based on average daily net assets as follows:

                   FROM $500
FIRST $500         MILLION TO        MORE THAN
   MILLION         $1 BILLION       $1 BILLION
-----------------------------------------------
      0.75%              0.70%            0.65%

MSAM has agreed to reduce fees payable to it and to reimburse the Portfolio, if necessary, to the extent that the annual operating expenses expressed as a percentage of average daily net assets, exceed the maximum ratio of 1.05% for Class I shares and 1.15% for Class II shares.

C. ADMINISTRATOR: MSAM (the "Administrator") also provides the Portfolio with administrative services pursuant to an administrative agreement for a monthly fee which on an annual basis equals 0.25% of the average daily net assets of the Portfolio, plus reimbursement of out-of-pocket expenses. Under an agreement between the Administrator and J.P. Morgan Investor Services Co. ("JPMIS"), a corporate affiliate of JPMorgan Chase Bank, JPMIS provides certain administrative services to the Fund. For such services, the Administrator pays JPMIS a portion of the fee the Administrator receives from the Fund. An employee of JPMIS is an officer of the Fund.

D. DISTRIBUTOR: Morgan Stanley & Co., Incorporated (the "Distributor"), a wholly-owned subsidiary of Morgan Stanley, serves as the distributor of the Fund and provides the Portfolio's Class II shareholders with distribution services pursuant to a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Portfolio is authorized to pay the Distributor a monthly distribution fee at a rate of 0.35% of the Portfolio's average daily net assets attributable to Class II shares. The Distributor has voluntarily agreed to waive 0.25% of the 0.35% distribution fee that it may receive.

E. CUSTODIAN: JPMorgan Chase Bank serves as custodian for the Fund in accordance with a custodian agreement.

F. DIRECTORS' FEES: Each Director of the Fund who is not an officer of the Fund or an affiliated person as defined under the Investment Company Act of 1940, as amended, may elect to participate in the Directors' Deferred Compensation Plan (the "Compensation Plan"). Under the Compensation Plan, such Directors may elect to defer payment of a percentage of their total fees earned as a Director of the Fund. These deferred portions are treated, based on an election by the Director, as if they were either invested in certain Portfolios' shares or invested in U.S. Treasury Bills, as defined under the Compensation Plan. Deferred fees payable under the Compensation Plan of $700 are included in Directors' Fees and Expenses Payable on the Statement of Net Assets. The deferred portion of the Directors' Fees and Expenses shown on the Statement of Operations is impacted by fluctuations in the market value of the investments selected by each Director. For the six months ended June 30, 2003, Directors' Fees and Expenses were increased by $100 due to these fluctuations.

G. FEDERAL INCOME TAXES: It is each Portfolio's intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

Certain Portfolios may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as these amounts are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

Distributions from the Portfolio are recorded on the ex-dividend date. The amount and character of income and capital gain distributions to be paid by the Portfolio are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. Accordingly, the tax character of distributions paid may differ from the character of distributions shown on the Statement of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. There were no distributions paid during 2002 or 2001.

Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications among undistributed net investment income
(loss), accumulated net realized gain (loss) and paid-in capital.Permanent book and tax differences, if any, are not included in ending undistributed net investment income (loss) for the purpose of calculating net investment income
(loss) per share in the Financial Highlights.

At December 31, 2002, the Portfolio had no distributable earnings on a tax basis.

At June 30, 2003, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of the Portfolio (excluding foreign currency if applicable) were:

                                                            NET
     COST      APPRECIATION       DEPRECIATION     DEPRECIATION
    (000)             (000)              (000)            (000)
----------------------------------------------------------------
$  46,850          $  5,190           $  (574)         $  4,616

At December 31, 2002, the Portfolio had available capital loss carryforwards to offset future net capital gains, to the extent provided by regulations, of approximately $17,255,000, of which, $9,743,000 will expire on December 31, 2009, and $7,512,000 will expire on December 31, 2010. To the extent that capital loss carryforwards are used to offset any future net capital gains realized during the carryforward period as provided by U.S. tax regulations, no capital gains tax liability will be incurred by the Portfolio for gains realized and not distributed. To the extent that capital gains are so offset, such gains will not be distributed to shareholders.

                                         THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                         Semi-Annual Report - June 30, 2003

Notes to Financial Statements (cont'd)

Net capital and currency losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Portfolio's next taxable year. For the year ended December 31, 2002, the Portfolio deferred to January 1, 2003, for U.S. Federal income tax purposes, post-October capital losses of $1,030,000.

H. OTHER: For the six months ended June 30, 2003, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $52,362,000 and $43,326,000, respectively. There were no purchases and sales of U.S. Government securities for the six months ended June 30, 2003.

From time to time, the Portfolio may have shareholders that hold a significant portion of the Portfolio's outstanding shares. Investment activities of these shareholders could have a material impact on the Portfolio.

I. SUPPLEMENTAL PROXY INFORMATION:

On June 5, 2003, a special meeting of the shareholders of the Fund was held. The following is a summary of the proposal presented and the total number of shares voted:

PROPOSAL:

   1. To elect the following Directors, effective July 31, 2003:

                               VOTES IN       VOTES
                               FAVOR OF      AGAINST
                            -------------------------
1) Michael Bozic             194,221,863   12,309,549
2) Charles A. Fiumefreddo    193,919,371   12,612,041
3) Edwin J. Garn             194,444,074   12,087,338
4) Wayne E. Hedien           194,545,061   11,986,351
5) James F. Higgins          194,623,217   11,908,195
6) Dr. Manuel H. Johnson     194,673,442   11,857,970
7) Philip J. Purcell         194,261,190   12,270,222

Also effective July 31, 2003, John D. Barrett II, Thomas P. Gerrity, Gerard E. Jones, Vincent R. McLean, C. Oscar Morong, Jr. and William G. Morton, Jr. have resigned from the Board of Directors.

DIRECTORS                                     OFFICERS
Michael Bozic                                 Charles A. Fiumefreddo
                                              CHAIRMAN OF THE BOARD
Charles A. Fiumefreddo
                                              Mitchell M. Merin
Edwin J. Garn                                 PRESIDENT

Wayne E. Hedien                               Ronald E. Robison
                                              EXECUTIVE VICE PRESIDENT AND PRINCIPAL EXECUTIVE OFFICER
James F. Higgins
                                              Barry Fink
Dr. Manuel H. Johnson                         VICE PRESIDENT

Joseph J. Kearns                              Joseph J. McAlinden
                                              VICE PRESIDENT
Michael Nugent
                                              Stefanie V. Chang
Philip J. Purcell                             VICE PRESIDENT

Fergus Reid                                   James W. Garrett
                                              TREASURER AND CHIEF FINANCIAL OFFICER
INVESTMENT ADVISER AND ADMINISTRATOR
Morgan Stanley Asset Management               Michael J. Leary
1221 Avenue of the Americas                   ASSISTANT TREASURER
New York, New York 10020
                                              Mary E. Mullin
DISTRIBUTOR                                   SECRETARY
Morgan Stanley & Co. Incorporated
1221 Avenue of the Americas                   LEGAL COUNSEL
New York, New York 10020                      Mayer, Brown, Rowe & Maw LLP
                                              1675 Broadway
CUSTODIAN                                     New York, New York 10019-5820
JPMorgan Chase Bank
270 Park Avenue                               INDEPENDENT AUDITORS
New York, New York 10017                      Ernst & Young LLP
                                              200 Clarendon Street
                                              Boston, Massachusetts 02116-5072

This report is authorized for distribution only when preceded or accompanied by the prospectus of The Universal Institutional Funds, Inc. which describes in detail each Investment Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im.

                                  THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
[MORGAN STANLEY LOGO]
                                  Semi-Annual Report -- June 30, 2003


U.S. Mid Cap Core Portfolio

                                  THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
                                  U.S. Mid Cap Core Portfolio

                                  FINANCIAL STATEMENTS
                                  June 30, 2003 (unaudited)

Statement of Net Assets

                                                                      VALUE
                                                      SHARES          (000)
---------------------------------------------------------------------------
COMMON STOCKS (98.3%)
BASIC RESOURCES (5.4%)
BASIC CHEMICALS (1.9%)
  Eastman Chemical Co.                                29,600      $     937
  Hercules, Inc.                                       3,750(a)          37
  IMC Global, Inc.                                    38,450            258
  Millenium Chemicals, Inc.                           31,600            301
  Olin Corp.                                          47,177            807
  RPM International, Inc.                             88,277          1,214
---------------------------------------------------------------------------
                                                                      3,554
===========================================================================
CONTAINERS (1.6%)
  Crown Holdings, Inc.                                87,500(a)         625
  Pactiv Corp.                                        49,246(a)         970
  Sonoco Products Co.                                 60,648          1,457
---------------------------------------------------------------------------
                                                                      3,052
===========================================================================
NON-FERROUS METALS (0.4%)
  Harsco Corp.                                        21,698            782
---------------------------------------------------------------------------
PAPER (0.6%)
  Bowater, Inc.                                       32,448          1,215
---------------------------------------------------------------------------
SPECIALTY CHEMICALS (0.5%)
  Georgia Gulf Corp.                                  19,100            378
  Lubrizol Corp.                                      12,100            375
  Lyondell Chemical Co.                               10,950            148
---------------------------------------------------------------------------
                                                                        901
===========================================================================
STEEL (0.4%)
  AK Steel Holding Corp.                              70,647(a)         256
  GrafTech International Ltd.                         75,400(a)         411
---------------------------------------------------------------------------
                                                                        667
---------------------------------------------------------------------------
TOTAL BASIC RESOURCES                                                10,171
===========================================================================
BEVERAGE & HOUSEHOLD PRODUCTS (0.8%)
HOUSEHOLD PRODUCTS (0.8%)
  Dial Corp.                                          42,800            833
  International Flavors &
    Fragrances, Inc.                                  22,801            728
---------------------------------------------------------------------------
                                                                      1,561
===========================================================================
CONSUMER DURABLES (2.7%)
AUTOMOTIVE RELATED (1.6%)
  ArvinMeritor, Inc.                                  11,800            238
  Lear Corp.                                          18,197(a)         837
  SPX Corp.                                           43,846(a)       1,932
---------------------------------------------------------------------------
                                                                      3,007
===========================================================================
BUILDING & HOUSING (0.1%)
  D.R. Horton, Inc.                                    4,300            121
---------------------------------------------------------------------------
FURNISHING & APPLIANCES (0.5%)
  Stanley Works                                       31,900            881
---------------------------------------------------------------------------
RECREATION & TOYS (0.5%)
  Activision, Inc.                                    29,850(a)         386
  Hasbro, Inc.                                        36,941            646
---------------------------------------------------------------------------
                                                                      1,032
===========================================================================
TOTAL CONSUMER DURABLES                                               5,041
===========================================================================
CONSUMER SERVICES (6.4%)
ENTERTAINMENT & LEISURE (2.6%)
  Bally Total Fitness Holding Corp.                  227,238(a)   $   2,052
  GTech Holdings Corp.                                34,946          1,316
  International Speedway Corp., Class A               15,600            616
  Metro-Goldwyn-Mayer, Inc.                           68,600(a)         852
---------------------------------------------------------------------------
                                                                      4,836
===========================================================================
LODGING (0.6%)
  MGM Mirage, Inc.                                    28,600(a)         978
  Park Place Entertainment Corp.                      24,450(a)         222
---------------------------------------------------------------------------
                                                                      1,200
===========================================================================
OTHER CONSUMER SERVICES (0.5%)
  Aramark Corp., Class B                              42,548(a)         954
---------------------------------------------------------------------------
PUBLISHING & BROADCASTING (2.7%)
  Acxiom Corp.                                        86,700(a)       1,308
  Cox Radio, Inc., Class A                            32,800(a)         758
  DoubleClick, Inc.                                   65,129(a)         603
  Harte-Hanks, Inc.                                   14,600            277
  Media General, Inc., Class A                         6,249            358
  Readers Digest Association, Inc.,
    Class A                                           33,246            448
  Westwood One, Inc.                                  39,800(a)       1,350
---------------------------------------------------------------------------
                                                                      5,102
===========================================================================
TOTAL CONSUMER SERVICES                                              12,092
===========================================================================
ENERGY (7.9%)
COAL (0.4%)
  Arch Coal, Inc.                                     15,400            354
  Peabody Energy Corp.                                11,800            396
---------------------------------------------------------------------------
                                                                        750
===========================================================================
NATURAL GAS (0.9%)
  Aquila, Inc.                                        60,100            155
  Equitable Resources, Inc.                           37,850          1,542
  KeySpan Corp.                                        1,850             66
---------------------------------------------------------------------------
                                                                      1,763
===========================================================================
OIL - DOMESTIC & CRUDE (1.9%)
  Apache Corp.                                        11,015            716
  Valero Energy Corp.                                 34,375          1,249
  XTO Energy, Inc.                                    78,062          1,570
---------------------------------------------------------------------------
                                                                      3,535
===========================================================================
OIL - OFFSHORE DRILLING (1.9%)
  ENSCO International, Inc.                           15,200            409
  GlobalSantaFe Corp.                                 35,455            828
  Noble Corp.                                         56,573(a)       1,940
  Pride International, Inc.                           22,271(a)         419
---------------------------------------------------------------------------
                                                                      3,596
===========================================================================
OIL - WELL EQUIPMENT & SERVICE (2.8%)
  Baker Hughes, Inc.                                   7,100            238
  Cooper Cameron Corp.                                 4,550(a)         229
  FMC Technologies, Inc.                              64,100(a)       1,349
  National-Oilwell, Inc.                               7,900(a)         174
  Schlumberger Ltd.                                   20,350            968
  Smith International, Inc.                            3,350(a)         123
  Tidewater, Inc.                                     13,600            400

     The accompanying notes are an integral part of the financial statements

                                                                      VALUE
                                                      SHARES          (000)
---------------------------------------------------------------------------
ENERGY (CONT'D)
  Varco International, Inc.                           39,150(a)   $     768
  Weatherford International Ltd.                      24,850(a)       1,041
---------------------------------------------------------------------------
                                                                      5,290
===========================================================================
TOTAL ENERGY                                                         14,934
===========================================================================
FINANCIAL SERVICES (20.8%)
BANKS (7.2%)
  Astoria Financial Corp.                             26,600            743
  Banknorth Group, Inc.                               53,347          1,361
  Charter One Financial, Inc.                         39,677          1,237
  Colonial BancGroup, Inc.                            46,800            649
  Comerica, Inc.                                      27,846          1,295
  Compass Bancshares, Inc.                            17,623            616
  FirstMerit Corp.                                    37,475            857
  Greater Bay Bancorp                                  2,100             43
  Greenpoint Financial Corp.                          10,900            555
  Hibernia Corp., Class A                             40,351            733
  Independence Community Bank Corp.                    5,700            161
  Mercantile Bankshares Corp.                         21,976            865
  National Commerce Financial Corp.                   73,746          1,636
  Provident Financial Group, Inc.                        200              5
  Sky Financial Group, Inc.                           22,450            488
  State Street Corp.                                  28,300          1,115
  Zions Bancorp                                       26,196          1,326
---------------------------------------------------------------------------
                                                                     13,685
===========================================================================
CREDIT & FINANCE (3.1%)
  AmeriCredit Corp.                                  104,946(a)         897
  Brookline Bancorp, Inc.                             25,000            350
  CIT Group, Inc.                                     18,100            446
  Countrywide Financial Corp.                         10,100            703
  GATX Corp.                                          28,647            468
  Investors Financial Services Corp.                  47,800          1,387
  Radian Group, Inc.                                  42,352          1,552
---------------------------------------------------------------------------
                                                                      5,803
===========================================================================
INSURANCE (6.4%)
  American Financial Group, Inc.                      15,197            346
  CNA Financial Corp.                                 11,100(a)         273
  Everest Re Group Ltd.                               13,850          1,060
  Gallagher (Arthur J.) & Co.                          2,500             68
  Hartford Financial Services Group, Inc.             37,700          1,899
  Lincoln National Corp.                              57,000          2,031
  Loews Corp.                                          9,800            463
  MBIA, Inc.                                           8,650            422
  Nationwide Financial Services, Inc.,
    Class A                                           70,700          2,298
  Ohio Casualty Corp.                                 25,950(a)         342
  Platinum Underwriters Holdings Ltd.                 25,497            692
  PMI Group, Inc.                                     51,750          1,389
  UnumProvident Corp.                                 62,900            843
---------------------------------------------------------------------------
                                                                     12,126
===========================================================================
INVESTMENT COMPANIES (4.1%)
  Affiliated Managers Group, Inc.                     20,250(a)       1,234
  Alliance Capital Management Holding LP              35,400          1,292
  Bear Stearns Cos., Inc. (The)                        3,800      $     275
  E*Trade Group, Inc.                                157,700(a)       1,341
  LaBranche & Co., Inc.                               26,000            538
  Lehman Brothers Holdings, Inc.                      14,200            944
  Mellon Financial Corp.                              66,550          1,847
  Waddell & Reed Financial, Inc.                      12,750            327
---------------------------------------------------------------------------
                                                                      7,798
===========================================================================
TOTAL FINANCIAL SERVICES                                             39,412
===========================================================================
FOOD & TOBACCO (1.5%)
FOOD PRODUCTS (1.0%)
  Sara Lee Corp.                                      32,650            614
  Smithfield Foods, Inc.                              39,101(a)         896
  Tyson Foods, Inc., Class A                          35,791            380
---------------------------------------------------------------------------
                                                                      1,890
===========================================================================
TOBACCO (0.5%)
  R.J. Reynolds Tobacco Holdings, Inc.                27,000          1,005
---------------------------------------------------------------------------
TOTAL FOOD & TOBACCO                                                  2,895
===========================================================================
HEALTH CARE (12.6%)
DRUGS (6.3%)
  Barr Laboratories, Inc.                             10,700(a)         701
  Cephalon, Inc.                                      35,501(a)       1,461
  Gilead Sciences, Inc.                               51,073(a)       2,839
  ICOS Corp.                                           8,596(a)         316
  Idec Pharmaceuticals Corp.                          53,497(a)       1,819
  Medicines Co.                                       48,550(a)         956
  MGI Pharma, Inc.                                    54,600(a)       1,399
  Trimeris, Inc.                                      41,000(a)       1,873
  Vertex Pharmaceuticals, Inc.                        38,173(a)         557
---------------------------------------------------------------------------
                                                                     11,921
===========================================================================
HEALTH SERVICES (5.0%)
  Anthem, Inc.                                        30,098(a)       2,322
  Caremark Rx, Inc.                                   90,203(a)       2,316
  Coventry Health Care, Inc.                          19,750(a)         912
  Express Scripts, Inc.                               13,750(a)         939
  Fisher Scientific International, Inc.               10,400(a)         363
  Health Net, Inc.                                    14,200(a)         468
  Laboratory Corp. of America Holdings                27,950(a)         843
  LifePoint Hospitals, Inc.                           30,648(a)         642
  Universal Heath Services, Inc.,
    Class B                                           17,850(a)         707
---------------------------------------------------------------------------
                                                                      9,512
===========================================================================
HEALTH TECHNOLOGY (0.5%)
  St. Jude Medical, Inc.                              15,296(a)         880
---------------------------------------------------------------------------
HOSPITAL SUPPLIES (0.8%)
  Steris Corp.                                        63,248(a)       1,460
---------------------------------------------------------------------------
TOTAL HEALTH CARE                                                    23,773
===========================================================================
HEAVY INDUSTRY & TRANSPORTATION (8.7%)
AEROSPACE (1.3%)
  Goodrich Corp.                                      42,645            896
  Lockheed Martin Corp.                               19,600            932
  Northrop Grumman Corp.                               7,200            621
---------------------------------------------------------------------------
                                                                      2,449
===========================================================================

     The accompanying notes are an integral part of the financial statements

                                  THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
                                  U.S. Mid Cap Core Portfolio

                                  FINANCIAL STATEMENTS
                                  June 30, 2003 (unaudited)

Statement of Net Assets (cont'd)

                                                                      VALUE
                                                      SHARES          (000)
---------------------------------------------------------------------------
HEAVY INDUSTRY & TRANSPORTATION (CONT'D)
AIR TRANSPORT (0.1%)
  Swift Transportation Co., Inc.                      14,650(a)   $     273
---------------------------------------------------------------------------
BUSINESS SERVICES (3.3%)
  Allied Waste Industries, Inc.                       58,693(a)         590
  BearingPoint, Inc.                                  35,900(a)         346
  BISYS Group, Inc.                                  145,150(a)       2,666
  Fiserv, Inc.                                         4,300(a)         153
  Manpower, Inc.                                      24,776            919
  Robert Half International, Inc.                     20,950(a)         397
  United Rentals, Inc.                                26,892(a)         374
  Waste Connections, Inc.                             22,800(a)         799
---------------------------------------------------------------------------
                                                                      6,244
===========================================================================
ELECTRICAL EQUIPMENT (0.4%)
  Cooper Industries Ltd., Class A                     19,273            796
---------------------------------------------------------------------------
MACHINERY (2.0%)
  Agco Corp.                                          54,850(a)         937
  Flowserve Corp.                                     15,800(a)         311
  Navistar International Corp.                        28,894(a)         943
  Parker-Hannifin Corp.                               25,925          1,088
  Tecumseh Products Co., Class A                      11,400            437
---------------------------------------------------------------------------
                                                                      3,716
===========================================================================
MISCELLANEOUS INDUSTRIALS (1.3%)
  Brink's Co.                                         28,425            414
  Federal Signal Corp.                                74,497          1,309
  Kennametal, Inc.                                    21,400            725
---------------------------------------------------------------------------
                                                                      2,448
===========================================================================
SHIPPING & FREIGHT (0.3%)
  CNF, Inc.                                           12,950            329
  Yellow Corp.                                         9,050(a)         209
---------------------------------------------------------------------------
                                                                        538
===========================================================================
TOTAL HEAVY INDUSTRY & TRANSPORTATION                                16,464
===========================================================================
RETAIL (7.9%)
APPAREL (1.9%)
  Abercrombie & Fitch Co., Class A                    37,500(a)       1,065
  Jones Apparel Group, Inc.                           66,600(a)       1,949
  Too, Inc.                                           31,000(a)         628
---------------------------------------------------------------------------
                                                                      3,642
===========================================================================
DEPARTMENT STORES (1.9%)
  Dollar Tree Stores, Inc.                            57,948(a)       1,839
  Federated Department Stores, Inc.                   26,425            974
  Kohl's Corp.                                        14,200(a)         729
---------------------------------------------------------------------------
                                                                      3,542
===========================================================================
DISCOUNTERS (0.1%)
  BJ's Wholesale Club, Inc.                           17,696(a)         266
---------------------------------------------------------------------------
FOOD RETAILERS (0.3%)
  Kroger Co.                                          37,146(a)         620
---------------------------------------------------------------------------
RESTAURANTS (0.6%)
  CBRL Group, Inc.                                    10,300            400
  Darden Restaurants, Inc.                            38,400      $     729
---------------------------------------------------------------------------
                                                                      1,129
===========================================================================
SPECIALTY STORES (3.1%)
  Barnes & Noble, Inc.                                32,395(a)         747
  Borders Group, Inc.                                 82,347(a)       1,450
  Foot Locker, Inc.                                   48,054            637
  Hollywood Entertainment Corp.                       38,500(a)         662
  Linens 'N Things, Inc.                              30,946(a)         731
  Michaels Stores, Inc.                               20,000            761
  Pier 1 Imports, Inc.                                14,175            289
  Williams-Sonoma, Inc.                               13,850(a)         404
---------------------------------------------------------------------------
                                                                      5,681
===========================================================================
TOTAL RETAIL                                                         14,880
===========================================================================
TECHNOLOGY (15.1%)
COMPUTERS & OFFICE EQUIPMENT (1.9%)
  3Com Corp.                                         106,144(a)         497
  Brocade Communications
    Systems, Inc.                                    184,100(a)       1,084
  Extreme Networks, Inc.                              67,700(a)         359
  Tech Data Corp.                                     64,900(a)       1,733
---------------------------------------------------------------------------
                                                                      3,673
===========================================================================
ELECTRONICS (6.9%)
  ASML Holding N.V. ADR                               49,500(a)         473
  Avnet, Inc.                                        149,050(a)       1,890
  Axcelis Technologies, Inc.                         168,400(a)       1,031
  Cadence Design Systems, Inc.                        42,400(a)         511
  CDW Corp.                                           28,800(a)       1,319
  Celestica, Inc.                                     46,600(a)         735
  Fairchild Semiconductor
    International, Inc.                               99,600(a)       1,274
  FEI Co.                                              9,500(a)         178
  Integrated Device Technology, Inc.                  82,183(a)         908
  International Rectifier Corp.                        7,100(a)         191
  Intersil Corp., Class A                             31,994(a)         851
  Lam Research Corp.                                  14,950(a)         272
  Microchip Technology, Inc.                          19,251            474
  Motorola, Inc.                                      51,200            483
  RF Micro Devices, Inc.                              33,600(a)         202
  Solectron Corp.                                    374,400(a)       1,400
  Vishay Intertechnology, Inc.                        62,546(a)         826
---------------------------------------------------------------------------
                                                                     13,018
===========================================================================
SOFTWARE & SERVICES (5.5%)
  Affiliated Computer Services, Inc.,
    Class A                                           22,651(a)       1,036
  Ascential Software Corp.                            17,800(a)         293
  BEA Systems, Inc.                                   43,400(a)         471
  BMC Software, Inc.                                  42,400(a)         692
  Business Objects S.A. ADR                           12,850(a)         282
  Ceridian Corp.                                      10,650(a)         181
  Compuware Corp.                                    119,700(a)         691
  DST Systems, Inc.                                   52,922(a)       2,011
  Informatica Corp.                                   38,700(a)         268
  J. D. Edwards & Co.                                 30,600(a)         439
  Network Associates, Inc.                            82,600(a)       1,047
  Peoplesoft, Inc.                                    54,353(a)         956

     The accompanying notes are an integral part of the financial statements

                                                                      VALUE
                                                      SHARES          (000)
---------------------------------------------------------------------------
TECHNOLOGY (CONT'D)
  Siebel Systems, Inc.                               138,800(a)   $   1,324
  Sybase, Inc.                                        46,600(a)         648
  Wind River Systems, Inc.                            36,300(a)         138
---------------------------------------------------------------------------
                                                                     10,477
===========================================================================
TELECOM EQUIPMENT (0.8%)
  Advanced Fibre Communications, Inc.                 31,600(a)         514
  Polycom, Inc.                                       59,100(a)         819
  Powerwave Technologies, Inc.                        14,200(a)          89
---------------------------------------------------------------------------
                                                                      1,422
===========================================================================
TOTAL TECHNOLOGY                                                     28,590
===========================================================================
UTILITIES (8.5%)
ELECTRIC POWER (5.1%)
  Allegheny Energy, Inc.                              84,200            712
  American Electric Power Co., Inc.                   30,450            908
  Calpine Corp.                                      167,400(a)       1,105
  Constellation Energy Group, Inc.                    38,900          1,334
  DQE, Inc.                                           41,800            630
  Edison International                                74,493(a)       1,224
  Energy East Corp.                                   39,195            814
  Exelon Corp.                                        31,250          1,869
  Mirant Corp.                                       168,000(a)         487
  PNM Resources, Inc.                                  8,700            233
  Wisconsin Energy Corp.                               9,700            281
---------------------------------------------------------------------------
                                                                      9,597
===========================================================================
NATURAL GAS PIPELINES (2.4%)
  Kinder Morgan Management, LLC                       11,864(a)         444
  Nicor, Inc.                                          7,000            260
  Sempra Energy                                       44,126          1,259
  Williams Cos., Inc.                                326,900          2,582
---------------------------------------------------------------------------
                                                                      4,545
===========================================================================
TELEPHONE SERVICES (1.0%)
  AT&T Wireless Services, Inc.                        97,500(a)         801
  Cincinnati Bell, Inc.                               71,900(a)         482
  Sprint Corp. (PCS Group)                            80,075(a)         460
  Triton PCS Holdings, Inc.                           48,142(a)         243
---------------------------------------------------------------------------
                                                                      1,986
===========================================================================
TOTAL UTILITIES                                                      16,128
===========================================================================
  TOTAL COMMON STOCKS (COST $163,109)                               185,941
===========================================================================

                                                        FACE
                                                      AMOUNT
                                                       (000)
---------------------------------------------------------------------------
SHORT-TERM INVESTMENT (3.3%)
REPURCHASE AGREEMENT (3.3%)
  J.P. Morgan Securities, Inc., 1.05%,
    dated 6/30/03, due 7/1/03
    (COST $6,198)                                    $ 6,198(b)       6,198
===========================================================================
TOTAL INVESTMENTS (101.6%) (COST $169,307)                          192,139
===========================================================================

                                                      AMOUNT         AMOUNT
                                                       (000)          (000)
---------------------------------------------------------------------------
OTHER ASSETS (1.2%)
  Cash                                               $     2
  Receivable for Investments Sold                      1,963
  Dividends Receivable                                   178
  Receivable for Portfolio Shares Sold                   142      $   2,285
---------------------------------------------------------------------------
LIABILITIES (-2.8%)
  Payable for Investments Purchased                   (4,782)
  Investment Advisory Fees Payable                      (284)
  Payable for Portfolio Shares
    Redeemed                                            (214)
  Administrative Fees Payable                            (41)
  Shareholder Reporting Expense Payable                  (27)
  Custodian Fees Payable                                 (23)
  Professional Fees Payable                              (13)
  Directors' Fees and Expenses Payable                    (5)        (5,389)
===========================================================================
NET ASSETS (100%)                                                 $ 189,035
===========================================================================
NET ASSETS CONSIST OF:
Paid-in Capital                                                   $ 220,673
Undistributed (Distributions in Excess of)
  Net Investment Income                                                   2
Accumulated Net Realized Gain (Loss)                                (54,472)
Unrealized Appreciation (Depreciation) on Investments                22,832
---------------------------------------------------------------------------
NET ASSETS                                                        $ 189,035
===========================================================================
CLASS I:

NET ASSETS                                                        $ 186,095

NET ASSETS  NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE

  Applicable to 15,208,453 outstanding $0.001 par
    value shares (authorized 500,000,000 shares)                  $   12.24
===========================================================================
CLASS II:

NET ASSETS                                                        $   2,940

NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE

  Applicable to 240,389 outstanding $0.001 par
    value shares (authorized 500,000,000 shares)                  $   12.23
===========================================================================

(a) -- Non-income producing security
(b) -- The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated funds.
ADR -- American Depositary Receipt

     The accompanying notes are an integral part of the financial statements

                                  THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                  U.S. Mid Cap Core Portfolio

Statement of Operations

                                                                                     SIX MONTHS ENDED
                                                                                        JUNE 30, 2003
                                                                                          (UNAUDITED)
                                                                                                (000)
-----------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends                                                                          $            829
  Interest                                                                                         23
-----------------------------------------------------------------------------------------------------
    Total Income                                                                                  852
-----------------------------------------------------------------------------------------------------
EXPENSES:
  Investment Advisory Fees                                                                        605
  Administrative Fees                                                                             207
  Custodian Fees                                                                                   46
  Shareholder Reporting                                                                            26
  Professional Fees                                                                                23
  Directors' Fees and Expenses                                                                      3
  Other                                                                                            12
-----------------------------------------------------------------------------------------------------
    Total Expenses                                                                                922
-----------------------------------------------------------------------------------------------------
  Investment Advisory Fees Waived                                                                 (75)
-----------------------------------------------------------------------------------------------------
    Net Expenses                                                                                  847
-----------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                                        5
-----------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) ON:
  Investments Sold                                                                            (12,075)
-----------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
  Investments                                                                                  38,332
-----------------------------------------------------------------------------------------------------
  NET REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                26,257
-----------------------------------------------------------------------------------------------------
    NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                  $         26,262
=====================================================================================================

    The accompanying notes are an integral part of the financial statements

Statement of Changes in Net Assets

                                                                                   SIX MONTHS ENDED
                                                                                      JUNE 30, 2003          YEAR ENDED
                                                                                        (UNAUDITED)   DECEMBER 31, 2002
                                                                                              (000)               (000)
-----------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment Income (Loss)                                                     $              5   $            (284)
  Net Realized Gain (Loss)                                                                  (12,075)            (27,405)
  Change in Unrealized Appreciation (Depreciation)                                           38,332             (30,469)
-----------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Net Assets Resulting from Operations                          26,262             (58,158)
-----------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (1):
  Class I:
  Subscribed                                                                                 38,434             112,539
  Redeemed                                                                                  (38,446)            (63,443)
  Class II:*
  Subscribed                                                                                  2,867                  --
-----------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Net Assets Resulting from Capital Share
      Transactions                                                                            2,855              49,096
-----------------------------------------------------------------------------------------------------------------------
  Total Increase (Decrease) in Net Assets                                                    29,117              (9,062)
NET ASSETS:
  Beginning of Period                                                                       159,918             168,980
-----------------------------------------------------------------------------------------------------------------------
  End of Period (including undistributed (distributions in excess of) net
    investment income of $2 and $(3), respectively)                                $        189,035   $         159,918
-----------------------------------------------------------------------------------------------------------------------
(1) CAPITAL SHARE TRANSACTIONS:
-----------------------------------------------------------------------------------------------------------------------
  Class I:
    Shares Subscribed                                                                         3,544               8,998
    Shares Redeemed                                                                          (3,587)             (5,349)
-----------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Class I Capital Shares Outstanding                               (43)              3,649
  Class II:*
    Shares Subscribed                                                                           240                  --
=======================================================================================================================

*Class II shares commenced operations on May 5, 2003

     The accompanying notes are an integral part of the financial statements

                                  THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
                                  Financial Highlights

                                  U.S. Mid Cap Core Portfolio

Financial Highlights
Selected Per Share Data and Ratios

                                                                                            CLASS I
-----------------------------------------------------------------------------------------------------------
                                                             SIX MONTHS ENDED       YEAR ENDED DECEMBER 31,
                                                             JUNE 30, 2003          -----------------------
                                                             (UNAUDITED)              2002          2001
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                         $          10.49       $   14.56     $   15.05
-----------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                                           0.00+#         (0.02)#       (0.00)+
  Net Realized and Unrealized Gain (Loss)                                1.75           (4.05)        (0.47)
-----------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                     1.75           (4.07)        (0.47)
-----------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                                    --              --            --
  Net Realized Gain                                                        --              --         (0.02)
-----------------------------------------------------------------------------------------------------------
    Total Distributions                                                    --              --         (0.02)
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                               $          12.24       $   10.49     $   14.56
===========================================================================================================
TOTAL RETURN                                                            16.79%++       (27.95)%       (3.15)%
===========================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (000's)                            $        186,095       $ 159,918     $ 168,980
Ratio of Expenses to Average Net Assets                                  1.05%**         1.05%         1.05%
Ratio of Net Investment Income (Loss) to Average Net
  Assets                                                                 0.01%**        (0.17)%       (0.04)%
Portfolio Turnover Rate                                                    87%++          145%          173%
-----------------------------------------------------------------------------------------------------------
Effect of Voluntary Expense Limitation During the
Period:
    Per Share Benefit to Net Investment Income (Loss)        $           0.00+#     $    0.01#    $    0.01
Ratios Before Expense Limitation:
    Expenses to Average Net Assets                                       1.14%**         1.12%         1.10%
    Net Investment Income (Loss) to Average Net Assets                  (0.08)%**       (0.24)%       (0.09)%

                                                                                 CLASS I
-----------------------------------------------------------------------------------------------------------
                                                                         YEAR ENDED DECEMBER 31,
                                                             ----------------------------------------------
                                                                   2000               1999          1998
                                                             ----------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                         $          15.62       $   14.92     $   13.32
-----------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                                           0.02            0.03          0.04
  Net Realized and Unrealized Gain (Loss)                                1.62            2.81          2.04
-----------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                     1.64            2.84          2.08
-----------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                                 (0.02)          (0.03)        (0.03)
  Net Realized Gain                                                     (2.19)          (2.11)        (0.45)
-----------------------------------------------------------------------------------------------------------
    Total Distributions                                                 (2.21)          (2.14)        (0.48)
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                               $          15.05       $   15.62     $   14.92
===========================================================================================================
TOTAL RETURN                                                            10.75%          20.19%        15.85%
===========================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (000's)                            $         86,233       $  54,107     $  31,381
Ratio of Expenses to Average Net Assets                                  1.05%           1.05%         1.05%
Ratio of Net Investment Income (Loss) to Average Net
  Assets                                                                 0.15%           0.21%         0.42%
Portfolio Turnover Rate                                                   234%            248%          228%
-----------------------------------------------------------------------------------------------------------
Effect of Voluntary Expense Limitation During the
Period:
    Per Share Benefit to Net Investment Income (Loss)        $           0.03       $    0.04     $    0.05
Ratios Before Expense Limitation:
    Expenses to Average Net Assets                                       1.27%           1.37%         1.57%
    Net Investment Income (Loss) to Average Net Assets                  (0.07)%         (0.11)%       (0.10)%

                                                                       CLASS II
---------------------------------------------------------------------------------------
                                                               PERIOD FROM MAY 5, 2003*
                                                                       TO JUNE 30, 2003
                                                                            (UNAUDITED)
---------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                   $      11.18
---------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                                                (0.00)+#
  Net Realized and Unrealized Gain (Loss)                                      1.05
---------------------------------------------------------------------------------------
    Total from Investment Operations                                           1.05
---------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                         $      12.23
=======================================================================================
TOTAL RETURN                                                                   9.39%++
=======================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (000's)                                      $      2,940
Ratio of Expenses to Average Net Assets                                        1.15%**
Ratio of Net Investment Income (Loss) to Average Net Assets                   (0.09)%**
Portfolio Turnover Rate                                                          87%++
---------------------------------------------------------------------------------------
Effect of Voluntary Expense Limitation During the Period:
    Per Share Benefit to Net Investment Income (Loss)                  $       0.00+#
Ratios Before Expense Limitation:
    Expenses to Average Net Assets                                             1.24%**
    Net Investment Income (Loss) to Average Net Assets                        (0.18)%**
=======================================================================================

*  Commencement of operations
** Annualized
#  Per share amount is based on average shares outstanding
+  Amount is less than $0.005 per share
++ Not annualized

    The accompanying notes are an integral part of the financial statements

Notes to Financial Statements (unaudited)

The Universal Institutional Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund is comprised of seventeen separate active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios").

The accompanying financial statements relate to the U.S. Mid Cap Core Portfolio (formerly Mid Cap Value Portfolio). The Portfolio seeks above-average total return over a market cycle of three to five years by investing in common stocks and other equity securities.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies. Effective May 5, 2003, the Portfolio began offering a second class of shares -- Class II shares. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

A. ACCOUNTING POLICIES: The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in the preparation of the financial statements. Accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1. SECURITY VALUATION: Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NAS-DAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Unlisted and listed equity securities not traded on the valuation date, for which market quotations are readily available, are valued at the mean between the current bid and asked prices obtained from reputable brokers. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value. For all other securities and investments for which market values are not readily available, including restricted securities, and where prices determined in accordance with the aforementioned procedures are not reflective of fair market value, values are determined in good faith, under fair valuation procedures adopted by the Board of Directors, although the actual calculations may be done by others.

2. REPURCHASE AGREEMENTS: The Portfolios of the Fund may enter into repurchase agreements under which the Portfolio lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

3. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on the specific identified cost basis. Dividend income is recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. ADVISER: Morgan Stanley Asset Management ("MSAM"), a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with investment advisory services for a fee, paid quarterly, at the annual rate based on average daily net assets as follows:

               FROM $500
FIRST $500    MILLION TO       MORE THAN
   MILLION    $1 BILLION      $1 BILLION
----------------------------------------
      0.75%         0.70%           0.65%

                                  THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                  Semi-Annual Report - June 30, 2003

Notes to Financial Statements (cont'd)

MSAM has agreed to reduce fees payable to it and to reimburse the Portfolio, if necessary, to the extent that the annual operating expenses, excluding interest expense and extraordinary expenses, expressed as a percentage of average daily net assets, exceed the maximum ratio of 1.05% for Class I shares and 1.15% for Class II shares.

C. ADMINISTRATOR: MSAM (the "Administrator") also provides the Portfolio with administrative services pursuant to an administrative agreement for a monthly fee which on an annual basis equals 0.25% of the average daily net assets of the Portfolio, plus reimbursement of out-of-pocket expenses. Under an agreement between the Administrator and J.P. Morgan Investor Services Co. ("JPMIS"), a corporate affiliate of JPMorgan Chase Bank, JPMIS provides certain administrative services to the Fund. For such services, the Administrator pays JPMIS a portion of the fee the Administrator receives from the Fund. An employee of JPMIS is an officer of the Fund.

D. DISTRIBUTOR: Morgan Stanley & Co., Incorporated (the "Distributor"), a wholly-owned subsidiary of Morgan Stanley, serves as the distributor of the Fund and provides the Portfolio's Class II shareholders with distribution services pursuant to a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Portfolio is authorized to pay the Distributor a monthly distribution fee at a rate of 0.35% of the Portfolio's average daily net assets attributable to Class II shares. The Distributor has voluntarily agreed to waive 0.25% of the 0.35% distribution fee that it may receive.

E. CUSTODIAN: JPMorgan Chase Bank serves as custodian for the Fund in accordance with a custodian agreement.

F. DIRECTORS' FEES: Each Director of the Fund who is not an officer of the Fund or an affiliated person as defined under the Investment Company Act of 1940, as amended, may elect to participate in the Directors' Deferred Compensation Plan (the "Compensation Plan"). Under the Compensation Plan, such Directors may elect to defer payment of a percentage of their total fees earned as a Director of the Fund. These deferred portions are treated, based on an election by the Director, as if they were either invested in certain Portfolios' shares or invested in U.S. Treasury Bills, as defined under the Compensation Plan. Deferred fees payable under the Compensation Plan of $4,000 are included in Directors' Fees and Expenses Payable on the Statement of Net Assets. The deferred portion of the Directors' Fees and Expenses shown on the Statement of Operations is impacted by fluctuations in the market value of the investments selected by each Director. For the six months ended June 30, 2003, Directors' Fees and Expenses were increased by approximately $400 due to these fluctuations.

G. FEDERAL INCOME TAXES: It is each Portfolio's intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

Certain Portfolios may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as these amounts are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

Distributions from the Portfolio are recorded on the ex-dividend date. The amount and character of income and capital gain distributions to be paid by the Portfolio are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. Accordingly, the tax character of distributions paid may differ from the character of distributions shown on the Statement of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during 2002 and 2001 was as follows:

                       (000)
----------------------------------------------------
 2002 DISTRIBUTIONS           2001 DISTRIBUTIONS
     PAID FROM:                   PAID FROM:
------------------------    ------------------------
ORDINARY        LONG-TERM   ORDINARY      LONG-TERM
  INCOME     CAPITAL GAIN     INCOME   CAPITAL GAIN
----------------------------------------------------
  $ --          $ --          $ --        $ 141

Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications among undistributed net investment income
(loss), accumulated net realized gain (loss) and paid-in capital. Permanent book and tax differences, if any, are not included in ending undistributed net investment income (loss) for the purpose of calculating net investment income
(loss) per share in the Financial Highlights.

At December 31, 2002, there were no distributable earnings on a tax basis.

At June 30, 2003, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of the Portfolio (excluding foreign currency if applicable) were:

                                                      NET
     COST    APPRECIATION    DEPRECIATION    APPRECIATION
    (000)           (000)           (000)           (000)
---------------------------------------------------------
$ 169,307        $ 26,315        $ (3,483)       $ 22,832

At December 31, 2002, the Portfolio had available capital loss carryforwards to offset future net capital gains, to the extent provided by regulations, of approximately $30,739,000, of which, $8,641,000 will expire on December 31, 2009, and $22,098,000 will expire on December 31, 2010. To the extent that capital loss carryforwards are used to offset any future net capital gains realized during the carryforward period as provided by U.S. tax regulations, no capital gains tax liability will be incurred by the Portfolio for gains realized and not distributed. To the extent that capital gains are so offset, such gains will not be distributed to shareholders.

Net capital and currency losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Portfolio's next taxable year. For the year ended December 31, 2002, the Portfolio deferred to January 1, 2003, for U.S. Federal income tax purposes, post-October capital losses of $2,000.

H. OTHER: For the six months ended June 30, 2003, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $145,084,000 and $140,315,000, respectively. There were no purchases and sales of U.S. Government securities for the six months ended June 30, 2003.

During the six months ended June 30, 2003, the Portfolio incurred $17,100 of brokerage commissions to Morgan Stanley & Co. Incorporated, an affiliated broker dealer.

From time to time, the Portfolio may have shareholders that hold a significant portion of the Portfolio's outstanding shares. Investment activities of these shareholders could have a material impact on the Portfolio.

I. SUPPLEMENTAL PROXY INFORMATION:

On June 5, 2003, a special meeting of the shareholders of the Fund was held. The following is a summary of the proposal presented and the total number of shares voted:

PROPOSAL:

   1. To elect the following Directors, effective July 31, 2003:

                              VOTES IN         VOTES
                              FAVOR OF        AGAINST
                             --------------------------
1) Michael Bozic             194,221,863     12,309,549
2) Charles A. Fiumefreddo    193,919,371     12,612,041
3) Edwin J. Garn             194,444,074     12,087,338
4) Wayne E. Hedien           194,545,061     11,986,351
5) James F. Higgins          194,623,217     11,908,195
6) Dr. Manuel H. Johnson     194,673,442     11,857,970
7) Philip J. Purcell         194,261,190     12,270,222

Also effective July 31, 2003, John D. Barrett II, Thomas P. Gerrity, Gerard
E. Jones, Vincent R. McLean, C. Oscar Morong, Jr. and William G. Morton, Jr. have resigned from the Board of Directors.

                                  THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                  Semi-Annual Report - June 30, 2003 (unaudited)

DIRECTORS                                  OFFICERS
Michael Bozic                              Charles A. Fiumefreddo
                                           CHAIRMAN OF THE BOARD
Charles A. Fiumefreddo
                                           Mitchell M. Merin
Edwin J. Garn                              PRESIDENT

Wayne E. Hedien                            Ronald E. Robison
                                           EXECUTIVE VICE PRESIDENT AND PRINCIPAL EXECUTIVE OFFICER
James F. Higgins
                                           Barry Fink
                                           VICE PRESIDENT
Dr. Manuel H. Johnson
                                           Joseph J. McAlinden
Joseph J. Kearns                           VICE PRESIDENT

Michael Nugent                             Stefanie V. Chang
                                           VICE PRESIDENT
Philip J. Purcell
                                           James W. Garrett
Fergus Reid                                TREASURER AND CHIEF FINANCIAL OFFICER

INVESTMENT ADVISER AND ADMINISTRATOR       Michael J. Leary
Morgan Stanley Asset Management            ASSISTANT TREASURER
1221 Avenue of the Americas
New York, New York 10020                   Mary E. Mullin
                                           SECRETARY

DISTRIBUTOR                                LEGAL COUNSEL
Morgan Stanley & Co. Incorporated          Mayer, Brown, Rowe & Maw LLP
1221 Avenue of the Americas                1675 Broadway
New York, New York 10020                   New York, New York 10019-5820

CUSTODIAN                                  INDEPENDENT AUDITORS
JPMorgan Chase Bank                        Ernst & Young LLP
270 Park Avenue                            200 Clarendon Street
New York, New York 10017                   Boston, Massachusetts 02116-5072

This report is authorized for distribution only when preceded or accompanied by the prospectus of The Universal Institutional Funds, Inc. which describes in detail each Investment Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im.

                                       THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

[MORGAN STANLEY LOGO]                  Semi-Annual Report -- June 30, 2003


Money Market Portfolio

                                       THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
                                       Money Market Portfolio

                                       FINANCIAL STATEMENTS
                                       June 30, 2003 (unaudited)

Statement of Net Assets

                                                            FACE       AMORTIZED
                                                          AMOUNT            COST
                                                           (000)           (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT & AGENCY SECURITIES (85.8%)
  Federal Farm Credit Banks
    0.90%, 7/31/03                                    $   15,000      $   14,988
  Federal Home Loan Banks
    0.89%, 7/16/03                                        25,000          24,990
  Federal National Mortgage Association
    0.95%, 7/16/03                                        16,000          15,993
  Student Loan Marketing Association
    0.85%, 7/22/03                                        18,000          17,991
--------------------------------------------------------------------------------
  TOTAL U.S. GOVERNMENT & AGENCY
    SECURITIES (COST $73,962)                                             73,962
================================================================================
REPURCHASE AGREEMENT (14.3%)
  Bear Stearns Co., Inc., 1.20%,
    dated 6/30/03, due 7/1/03
    (COST $12,300)                                        12,300(a)       12,300
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (100.1%) (COST $86,262)                                 86,262
================================================================================

                                                          AMOUNT          AMOUNT
                                                           (000)           (000)
--------------------------------------------------------------------------------
OTHER ASSETS (0.0%)
  Cash                                                        18
  Other                                                        1              19
================================================================================
LIABILITIES (-0.1%)
  Investment Advisory Fees Payable                           (40)
  Administrative Fees Payable                                (19)
  Payable for Dividends Declared                             (17)
  Shareholder Reporting Expense Payable                      (10)
  Professional Fees Payable                                   (9)
  Directors' Fees and Expenses Payable                        (4)
  Custodian Fees Payable                                      (4)           (103)
================================================================================
NET ASSETS (100%)                                                     $   86,178
================================================================================
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  Applicable to 86,179,554 outstanding $0.001 par
    value shares (authorized 500,000,000 shares)                      $     1.00
================================================================================
NET ASSETS CONSIST OF:
Paid-in Capital                                                       $   86,178
================================================================================

(a) -- The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated funds.

     The accompanying notes are an integral part of the financial statements

Statement of Operations

                                                                SIX MONTHS ENDED
                                                                   JUNE 30, 2003
                                                                     (UNAUDITED)
                                                                           (000)
--------------------------------------------------------------------------------
INVESTMENT INCOME:
  Interest                                                                $  520
--------------------------------------------------------------------------------
EXPENSES:
  Investment Advisory Fees                                                   130
  Administrative Fees                                                        110
  Professional Fees                                                           15
  Shareholder Reporting                                                       10
  Custodian Fees                                                               6
  Directors' Fees and Expenses                                                 1
  Other                                                                        7
--------------------------------------------------------------------------------
    Total Expenses                                                           279
--------------------------------------------------------------------------------
  Investment Advisory Fees Waived                                            (41)
--------------------------------------------------------------------------------
    Net Expenses                                                             238
--------------------------------------------------------------------------------
    NET INVESTMENT INCOME (LOSS)                                          $  282
================================================================================

Statement of Changes in Net Assets

                                                                               SIX MONTHS ENDED
                                                                                  JUNE 30, 2003          YEAR ENDED
                                                                                    (UNAUDITED)   DECEMBER 31, 2002
                                                                                          (000)               (000)
-------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment Income (Loss)                                                        $     282           $     701
-------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                                                    (282)               (763)
-------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (1):
  Subscriptions                                                                          33,165              24,512
  Distributions Reinvested                                                                  284                 761
  Redemptions                                                                            (7,383)            (23,745)
-------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Net Assets Resulting from Capital Share
      Transactions                                                                       26,066               1,528
-------------------------------------------------------------------------------------------------------------------
  Total Increase (Decrease) in Net Assets                                                26,066               1,466
NET ASSETS:
  Beginning of Period                                                                    60,112              58,646
-------------------------------------------------------------------------------------------------------------------
  End of Period                                                                       $  86,178           $  60,112
-------------------------------------------------------------------------------------------------------------------
(1) CAPITAL SHARE TRANSACTIONS:
-------------------------------------------------------------------------------------------------------------------
    Shares Subscribed                                                                    33,165              24,512
    Shares Issued on Distributions Reinvested                                               284                 761
    Shares Redeemed                                                                      (7,383)            (23,745)
-------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Capital Shares Outstanding                                26,066               1,528
===================================================================================================================

     The accompanying notes are an integral part of the financial statements

                                       THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
                                       Financial Highlights

                                       Money Market Portfolio

Financial Highlights
Selected Per Share Data and Ratios

                                                     SIX MONTHS ENDED            YEAR ENDED DECEMBER 31,                 PERIOD FROM
                                                     JUNE 30, 2003          ---------------------------------       JANUARY 5, 1999*
                                                     (UNAUDITED)                2002        2001         2000   TO DECEMBER 31, 1999
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                         $  1.000       $  1.000    $  1.000    $   1.000            $  1.000
------------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                                  0.003          0.012       0.035        0.058               0.045
  Net Realized and Unrealized Gain (Loss)                          --             --       0.000+          --                  --
------------------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                            0.003          0.012       0.035        0.058               0.045
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Net Investment Income                                        (0.003)        (0.012)     (0.035)      (0.058)             (0.045)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                               $  1.000       $  1.000    $  1.000    $   1.000            $  1.000
====================================================================================================================================
TOTAL RETURN                                                     0.32%++        1.25%       3.50%        6.01%               4.63%++
====================================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (000's)                            $ 86,178       $ 60,112    $ 58,646    $ 106,978            $ 93,292
Ratio of Expenses to Average Net Assets                          0.55%**        0.55%       0.55%        0.55%               0.55%**
Ratio of Net Investment Income (Loss) to Average Net
  Assets                                                         0.65%**        1.13%       3.86%        5.85%               4.60%**
------------------------------------------------------------------------------------------------------------------------------------
Effect of Voluntary Expense Limitation During the
 Period:
    Per Share Benefit to Net Investment Income (Loss)        $  0.001#      $  0.001    $  0.001    $   0.001            $  0.002
Ratios Before Expense Limitation:
    Expenses to Average Net Assets                               0.64%**        0.66%       0.64%        0.67%               0.77%**
    Net Investment Income (Loss) to Average Net
     Assets                                                      0.56%**        1.02%       3.77%        5.74%               4.38%**
------------------------------------------------------------------------------------------------------------------------------------

*   Commencement of operations
**  Annualized
+   Amount is less than $0.0005 per share
++  Not annualized
#   Per share amount is based on average shares outstanding

     The accompanying notes are an integral part of the financial statements

Notes to Financial Statements (unaudited)

The Universal Institutional Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund is comprised of seventeen separate active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios").

The accompanying financial statements relate to the Money Market Portfolio. The Portfolio seeks to maximize current income and preserve capital while maintaining high levels of liquidity. Investments in shares of the Portfolio are neither insured nor guaranteed by the Federal Deposit Insurance Corporation. The Portfolio is expected to maintain a net asset value of $1.00 per share. There can be no assurance, however, that the Portfolio will be successful in maintaining a net asset value of $1.00 per share.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies.

A. ACCOUNTING POLICIES: The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in the preparation of the financial statements. Accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1. SECURITY VALUATION: Securities owned by the Money Market Portfolio are stated at amortized cost which approximates market value. For all other securities and investments for which market values are not readily available, including restricted securities, and where prices determined in accordance with the aforementioned procedures are not reflective of fair market value, values are determined in good faith, under fair valuation procedures adopted by the Board of Directors, although the actual calculations may be done by others.

2. REPURCHASE AGREEMENTS: The Portfolios of the Fund may enter into repurchase agreements under which the Portfolio lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

3. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on the specific identified cost basis. Interest income is recognized on the accrual basis except where collection is in doubt. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets.

B. ADVISER: Morgan Stanley Asset Management ("MSAM"), a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with investment advisory services for a fee, paid quarterly, at the annual rate based on average daily net assets as follows:

              FROM $500
FIRST $500   MILLION TO    MORE THAN
   MILLION   $1 BILLION   $1 BILLION
-------------------------------------
      0.30%        0.25%        0.20%

MSAM has agreed to reduce fees payable to it and to reimburse the Portfolio, if necessary, to the extent that the annual operating expenses expressed as a percentage of average daily net assets, exceed the maximum ratio of 0.55%.

C. ADMINISTRATOR: MSAM (the "Administrator") also provides the Portfolio with administrative services pursuant to an administrative agreement for a monthly fee which on an annual basis equals 0.25% of the average daily net assets of the Portfolio, plus reimbursement of out-of-pocket expenses. Under an agreement between the Administrator and J.P. Morgan Investor Services Co. ("JPMIS"), a corporate affiliate of JPMorgan Chase Bank, JPMIS provides certain administrative services to the Fund. For such services, the Administrator pays JPMIS a portion of the fee the Administrator receives from the Fund. An employee of JPMIS is an officer of the Fund.

D. CUSTODIAN: JPMorgan Chase Bank serves as custodian for the Fund in accordance with a custodian agreement.

                                       THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                       Semi-Annual Report - June 30, 2003

Notes to Financial Statements (cont'd)

E. DIRECTORS' FEES: Each Director of the Fund who is not an officer of the Fund or an affiliated person as defined under the Investment Company Act of 1940, as amended, may elect to participate in the Directors' Deferred Compensation Plan (the "Compensation Plan"). Under the Compensation Plan, such Directors may elect to defer payment of a percentage of their total fees earned as a Director of the Fund. These deferred portions are treated, based on an election by the Director, as if they were either invested in certain Portfolios' shares or invested in U.S. Treasury Bills, as defined under the Compensation Plan. Deferred fees payable under the Compensation Plan of $3,000 are included in Directors' Fees and Expenses Payable on the Statement of Net Assets. The deferred portion of the Directors' Fees and Expenses shown on the Statement of Operations is impacted by fluctuations in the market value of the investments selected by each Director. For the six months ended June 30, 2003, Directors' Fees and Expenses were increased by $400 due to these fluctuations.

F. FEDERAL INCOME TAXES: It is each Portfolio's intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

Distributions from the Portfolios are recorded on the ex-dividend date. The tax character of distributions paid during 2002 and 2001 was as follows:

                       (000)
-------------------------------------------------
   2002 DISTRIBUTIONS        2001 DISTRIBUTIONS
       PAID FROM:                PAID FROM:
-----------------------   -----------------------
ORDINARY      LONG-TERM   ORDINARY      LONG-TERM
  INCOME   CAPITAL GAIN     INCOME   CAPITAL GAIN
-------------------------------------------------
$    763   $         --   $  3,084   $         --

At December 31, 2002, the components of distributable earnings on a tax basis were as follows:

            (000)
-----------------------------
UNDISTRIBUTED   UNDISTRIBUTED
     ORDINARY       LONG-TERM
       INCOME    CAPITAL GAIN
-----------------------------
$           3   $          --

At June 30, 2003, cost for U.S. Federal income tax purposes of the investments of the Portfolio was approximately $86,262,000.

G. OTHER: From time to time, the Portfolio may have shareholders that hold a significant portion of the Portfolio's outstanding shares. Investment activities of these shareholders could have a material impact on the Portfolio.

H. SUPPLEMENTAL PROXY INFORMATION:

On June 5, 2003, a special meeting of the shareholders of the Fund was held. The following is a summary of the proposal presented and the total number of shares voted:

PROPOSAL:

     1. To elect the following Directors, effective July 31, 2003:

                              VOTES IN       VOTES
                              FAVOR OF      AGAINST
                            ------------------------
1) Michael Bozic            194,221,863   12,309,549
2) Charles A. Fiumefreddo   193,919,371   12,612,041
3) Edwin J. Garn            194,444,074   12,087,338
4) Wayne E. Hedien          194,545,061   11,986,351
5) James F. Higgins         194,623,217   11,908,195
6) Dr. Manuel H. Johnson    194,673,442   11,857,970
7) Philip J. Purcell        194,261,190   12,270,222

Also effective July 31, 2003, John D. Barrett II, Thomas P. Gerrity, Gerard E. Jones, Vincent R. McLean, C. Oscar Morong, Jr. and William G. Morton, Jr. have resigned from the Board of Directors.

DIRECTORS                                         OFFICERS

Michael Bozic                                     Charles A. Fiumefreddo
                                                  CHAIRMAN OF THE BOARD
Charles A. Fiumefreddo
                                                  Mitchell M. Merin
Edwin J. Garn                                     PRESIDENT

Wayne E. Hedien                                   Ronald E. Robison
                                                  EXECUTIVE VICE PRESIDENT AND PRINCIPAL EXECUTIVE OFFICER
James F. Higgins
                                                  Barry Fink
                                                  VICE PRESIDENT
Dr. Manuel H. Johnson
                                                  Joseph J. McAlinden
Joseph J. Kearns                                  VICE PRESIDENT

Michael Nugent                                    Stefanie V. Chang
                                                  VICE PRESIDENT
Philip J. Purcell
                                                  James W. Garrett
Fergus Reid                                       TREASURER AND CHIEF FINANCIAL OFFICER

INVESTMENT ADVISER AND ADMINISTRATOR              Michael J. Leary
Morgan Stanley Asset Management                   ASSISTANT TREASURER
1221 Avenue of the Americas
New York, New York 10020                          Mary E. Mullin
                                                  SECRETARY

DISTRIBUTOR                                       LEGAL COUNSEL
Morgan Stanley & Co. Incorporated                 Mayer, Brown, Rowe & Maw LLP
1221 Avenue of the Americas                       1675 Broadway
New York, New York 10020                          New York, New York 10019-5820

CUSTODIAN                                         INDEPENDENT AUDITORS
JPMorgan Chase Bank                               Ernst & Young LLP
270 Park Avenue                                   200 Clarendon Street
New York, New York 10017                          Boston, Massachusetts 02116-5072


This report is authorized for distribution only when preceded or accompanied by the prospectus of The Universal Institutional Funds, Inc. which describes in detail each Investment Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im.

                                         THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
[MORGAN STANLEY LOGO]
                                         Semi-Annual Report -- June 30, 2003

Small Company Growth Portfolio

                                         THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
                                         Small Company Growth Portfolio

                                         FINANCIAL STATEMENTS
                                         June 30, 2003 (unaudited)

Statement of Net Assets

                                                                           VALUE
                                                            SHARES         (000)
--------------------------------------------------------------------------------
COMMON STOCKS (95.1%)
AUTO & TRANSPORTATION (1.1%)
AIR TRANSPORT (1.1%)
   JetBlue Airways Corp.                                       875(a)   $     37
================================================================================
CONSUMER DISCRETIONARY (28.0%)
ADVERTISING AGENCIES (0.4%)
   Monster Worldwide, Inc.                                     600(a)         12
--------------------------------------------------------------------------------
CASINOS & GAMBLING (4.8%)
   Alliance Gaming Corp.                                     1,175            22
   GTech Holdings Corp.                                      1,750            66
   Penn National Gaming, Inc.                                1,300            26
   Shuffle Master, Inc.                                        300             9
   Sun International Hotels Ltd.                             1,050            34
--------------------------------------------------------------------------------
                                                                             157
================================================================================
COMMERCIAL SERVICES & SUPPLIES (0.3%)
   FindWhat.com                                                475(a)          9
--------------------------------------------------------------------------------
COMMUNICATIONS & MEDIA (1.1%)
   Media General, Inc., Class A                                650            37
--------------------------------------------------------------------------------
CONSUMER ELECTRONICS (0.5%)
   CNET Networks, Inc.                                       2,725(a)         17
--------------------------------------------------------------------------------
EDUCATION SERVICES (0.8%)
   Strayer Education, Inc.                                     332            26
--------------------------------------------------------------------------------
HOTEL/MOTEL (1.0%)
   Multimedia Games, Inc.                                      600            15
   Orient Express Hotels Ltd., Class A                       1,100            16
--------------------------------------------------------------------------------
                                                                              31
================================================================================
HOUSEHOLD EQUIPMENT & PRODUCTS (1.5%)
   Harman International Industries, Inc.                       400            32
   VCA Antech, Inc.                                            825            16
--------------------------------------------------------------------------------
                                                                              48
================================================================================
HOUSEHOLD FURNISHINGS (0.7%)
   Select Comfort Corp.                                      1,475            24
--------------------------------------------------------------------------------
PUBLISHING: NEWSPAPERS (1.1%)
   Pulitzer, Inc.                                              725            36
--------------------------------------------------------------------------------
RADIO & TV BROADCASTERS (1.8%)
   Radio One, Inc.                                           2,550(a)         45
   XM Satellite Radio Holdings, Inc.                         1,025            12
--------------------------------------------------------------------------------
                                                                              57
================================================================================
RESTAURANTS (2.7%)
   P.F. Chang's China Bistro, Inc.                             650(a)         32
   Sonic Corp.                                               2,200(a)         56
--------------------------------------------------------------------------------
                                                                              88
================================================================================
RETAIL (7.0%)
   Chicago Pizza & Brewery, Inc.                               925(a)          9
   Christopher & Banks Corp.                                   450            17
   Cost Plus, Inc.                                             825(a)         30
   Dick's Sporting Goods, Inc.                               1,150(a)         42
   Freds, Inc.                                               1,075            40
   HOT Topic, Inc.                                           1,000(a)         27
   Tractor Supply Co.                                          950            45
   Tuesday Morning Corp.                                       650            17
--------------------------------------------------------------------------------
                                                                             227
================================================================================
SERVICES: COMMERCIAL (4.3%)
   Arbitron, Inc.                                            1,250(a)   $     45
   Corporate Executive Board Co.                             1,950(a)         80
   DeVry, Inc.                                                 625(a)         14
--------------------------------------------------------------------------------
                                                                             139
================================================================================
TOTAL CONSUMER DISCRETIONARY                                                 908
================================================================================
CONSUMER STAPLES (1.3%)
BEVERAGES: SOFT DRINKS (0.5%)
   Cott Corp.                                                  725(a)         15
--------------------------------------------------------------------------------
FOODS (0.8%)
   J & J Snack Foods Corp.                                     850            27
--------------------------------------------------------------------------------
TOTAL CONSUMER STAPLES                                                        42
================================================================================
FINANCIAL SERVICES (9.6%)
BANKS: OUTSIDE NEW YORK CITY (1.5%)
   Doral Financial Corp.                                       600            23
   TierOne Corp.                                             1,275            25
--------------------------------------------------------------------------------
                                                                              48
================================================================================
DIVERSIFIED FINANCIAL SERVICES (0.7%)
   Meritage Corp.                                              475            24
--------------------------------------------------------------------------------
FINANCE (0.3%)
   AMERIGROUP Corp.                                            275            10
--------------------------------------------------------------------------------
FINANCIAL MISCELLANEOUS (4.0%)
   Hilb, Rogal & Hamilton Co.                                  200             7
   iDine Rewards Network, Inc.                                 950            13
   Interactive Data Corp.                                    5,125(a)         86
   Lending Tree, Inc.                                          975            24
--------------------------------------------------------------------------------
                                                                             130
================================================================================
INSURANCE: PROPERTY & CASUALTY (0.9%)
   Markel Corp.                                                115(a)         30
--------------------------------------------------------------------------------
INVESTMENT MANAGEMENT COMPANIES (1.3%)
   Affiliated Managers Group, Inc.                             500(a)         30
   Investment Technology Group, Inc.                           575(a)         11
--------------------------------------------------------------------------------
                                                                              41
================================================================================
SAVINGS & LOAN (0.9%)
   Provident Financial Holdings, Inc.                        1,475            28
--------------------------------------------------------------------------------
TOTAL FINANCIAL SERVICES                                                     311
================================================================================
HEALTH CARE (15.6%)
BIOTECHNOLOGY RESEARCH & PRODUCTION (3.0%)
   Celgene Corp.                                               525(a)         16
   Dendreon Corp.                                            1,800(a)         11
   Martek Biosciences Corp.                                    375            16
   Taro Pharmaceutical Industries Ltd.                         550(a)         30
   Telik, Inc.                                               1,525(a)         24
--------------------------------------------------------------------------------
                                                                              97
================================================================================
DRUGS & PHARMACEUTICALS (2.0%)
   BioMarin Pharmacetical, Inc.                              1,725(a)         17
   Gen-Probe, Inc.                                             975(a)         40
   Ligand Pharmaceuticals, Inc.                                600             8
--------------------------------------------------------------------------------
                                                                              65
================================================================================
ELECTRONICS: MEDICAL SYSTEMS (0.2%)
   Visx, Inc.                                                  400             7
--------------------------------------------------------------------------------

     The accompanying notes are an integral part of the financial statements

                                                                           VALUE
                                                            SHARES         (000)
--------------------------------------------------------------------------------
HEALTH CARE (CONT'D)
HEALTH CARE FACILITIES (0.6%)
   VistaCare, Inc.                                             750      $     18
--------------------------------------------------------------------------------
HEALTH CARE MANAGEMENT SERVICES (1.1%)
   Eclipsys Corp.                                            3,550(a)         37
--------------------------------------------------------------------------------
HEALTH CARE SERVICES (3.8%)
   Apria Healthcare Group, Inc.                              1,022(a)         26
   Dade Behring, Inc.                                        1,925(a)         44
   Sierra Health Services, Inc.                                450(a)          9
   Stericycle, Inc.                                          1,150(a)         44
--------------------------------------------------------------------------------
                                                                             123
================================================================================
MEDICAL & DENTAL INSTRUMENTS & SUPPLIES (1.4%)
   Cybernics, Inc.                                             450            10
   Inamed Corp.                                                225(a)         12
   SurModics, Inc.                                             275(a)          8
   Techne Corp.                                                525            16
--------------------------------------------------------------------------------
                                                                              46
================================================================================
MEDICAL SERVICES (0.7%)
   Digene Corp.                                                300             8
   Specialty Laboratories, Inc.                              1,575(a)         16
--------------------------------------------------------------------------------
                                                                              24
================================================================================
MISCELLANEOUS HEALTH CARE (2.8%)
   Amylin Pharmaceuticals, Inc.                                550(a)         12
   CV Therapeutics, Inc.                                       250(a)          7
   Inspire Pharmaceuticals, Inc.                               625(a)          7
   NPS Pharmaceuticals, Inc.                                 1,800(a)         44
   Trimeris, Inc.                                              450(a)         21
--------------------------------------------------------------------------------
                                                                              91
================================================================================
TOTAL HEALTH CARE                                                            508
================================================================================
OTHER ENERGY (5.0%)
ENERGY MISCELLANEOUS (4.2%)
   Evergreen Respurces, Inc.                                   700(a)         38
   Frontier Oil Corp.                                          950            14
   Grey Wolf, Inc.                                           9,050(a)         37
   Ultra Petroleum Corp.                                     3,525            46
--------------------------------------------------------------------------------
                                                                             135
================================================================================
MACHINERY: OIL WELL EQUIPMENT & SERVICES (0.8%)
   Lone Star Technologies, Inc.                              1,275(a)         27
--------------------------------------------------------------------------------
TOTAL OTHER ENERGY                                                           162
================================================================================
PRODUCER DURABLES (5.7%)
AEROSPACE (0.7%)
   Moog, Inc.                                                  650            23
--------------------------------------------------------------------------------
HOMEBUILDING (0.7%)
   Brookfield Homes Corp.                                    1,425(a)         22
--------------------------------------------------------------------------------
IDENTIFICATION CONTROL & FILTER DEVICES (0.4%)
   Veeco Instruments, Inc.                                     775(a)         13
--------------------------------------------------------------------------------
INDUSTRIAL PRODUCTS (0.9%)
   Maverick Tube Corp.                                       1,500            29
--------------------------------------------------------------------------------
MANUFACTURING (1.0%)
   ESCO Technologies, Inc.                                     750            33
--------------------------------------------------------------------------------
OFFICE FURNITURE & BUSINESS EQUIPMENT (1.3%)
   Imagistics International, Inc.                            1,575(a)         41
--------------------------------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT (0.7%)
   Crown Castle International Corp.                          3,025(a)   $     23
================================================================================
TOTAL PRODUCER DURABLES                                                      184
================================================================================
TECHNOLOGY (25.4%)
COMMUNICATIONS TECHNOLOGY (2.9%)
   American Tower Corp., Class A                             2,225(a)         20
   Centillium Communications, Inc.                           1,525            15
   Extreme Networks, Inc.                                    1,200(a)          6
   Globespan, Inc.                                           1,625            13
   Network Associates, Inc.                                  1,650(a)         21
   Sonus Networks, Inc.                                      3,725(a)         19
--------------------------------------------------------------------------------
                                                                              94
================================================================================
COMPUTER SERVICES SOFTWARE & SYSTEMS (13.5%)
   Akamai Technologies, Inc.                                 1,525             7
   Cray, Inc.                                                  850(a)          7
   Documentum, Inc.                                            750            15
   Emulex Corp.                                                925(a)         21
   Global Payments, Inc.                                       675            24
   Hyperion Software Corp.                                     925(a)         31
   Informatica Corp.                                         3,525(a)         24
   J. D. Edwards & Co.                                         875(a)         13
   Legato Systems, Inc.                                      1,350(a)         11
   Micromuse, Inc.                                           4,225(a)         34
   Neoforma.com, Inc.                                        2,425            27
   NETIQ Corp.                                               1,775(a)         27
   NetScreen Technologies, Inc.                                775            18
   ProQuest Co.                                                550            14
   Quest Software, Inc.                                      1,925(a)         23
   Red Hat, Inc.                                             2,250(a)         17
   Serena Software, Inc.                                       450             9
   SkillSoft Corp.                                           4,325            22
   United Online, Inc.                                         525            13
   ValueClick, Inc.                                          5,050            31
   Verint Systems, Inc.                                        950            24
   Vignette Corp.                                           12,875(a)         27
--------------------------------------------------------------------------------
                                                                             439
================================================================================
COMPUTER TECHNOLOGY (1.2%)
   Hutchinson Technology, Inc.                                 475            16
   SanDisk Corp.                                               600(a)         24
--------------------------------------------------------------------------------
                                                                              40
================================================================================
ELECTRICAL & ELECTRONICS (0.4%)
   Omnivision Technologies, Inc.                               375            12
--------------------------------------------------------------------------------
ELECTRONICS (0.5%)
   Amphenol Corp.                                              325(a)         15
--------------------------------------------------------------------------------
ELECTRONICS: SEMICONDUCTORS/COMPONENTS (6.2%)
   Actel Corp.                                                 450(a)          9
   ASM International N.V                                     1,975(a)         29
   Conexant Systems, Inc.                                    5,425(a)         22
   Integrated Circuit Systems, Inc.                            750(a)         24
   Intersil Corp., Class A                                   2,350(a)         63
   Micrel, Inc.                                              1,675(a)         17
   Mindspeed Technologies, Inc.                              1,800(a)          5
   PMC-Sierra, Inc.                                          1,750(a)         21

     The accompanying notes are an integral part of the financial statements
2

                                         THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
                                         Small Company Growth Portfolio

                                         FINANCIAL STATEMENTS
                                         June 30, 2003 (unaudited)

Statement of Net Assets (cont'd)

                                                                           VALUE
                                                            SHARES         (000)
--------------------------------------------------------------------------------
TECHNOLOGY (CONT'D)
   Vitesse Semiconductor Corp.                               2,050      $     10
--------------------------------------------------------------------------------
                                                                             200
================================================================================
ELECTRONICS: TECHNOLOGY (0.7%)
   Internet Security Systems, Inc.                           1,025(a)         15
   Secure Computing Corp.                                    1,100             9
--------------------------------------------------------------------------------
                                                                              24
================================================================================
TOTAL TECHNOLOGY                                                             824
================================================================================
TELECOMMUNICATION SERVICES (1.1%)
TELECOMMUNICATIONS EQUIPMENT (1.1%)
   Utstarcom, Inc.                                           1,025(a)         36
================================================================================
UTILITIES (2.3%)
UTILITIES: TELECOMMUNICATIONS (2.3%)
   Commonwealth Telephone Enterprises, Inc.                    750(a)         33
   IDT Corp.                                                 2,400(a)         42
--------------------------------------------------------------------------------
                                                                              75
================================================================================
   TOTAL COMMON STOCKS (COST $2,945)                                       3,087
================================================================================

                                                              FACE
                                                            AMOUNT
                                                             (000)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT (0.7%)
REPURCHASE AGREEMENT (0.7%)
   J.P. Morgan Securities, Inc., 1.05%, dated
      6/30/03, due 7/1/03
      (COST $25)                                          $     25(b)         25
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (95.8%) (COST $2,970)                                    3,112
================================================================================

                                                            AMOUNT
                                                             (000)
--------------------------------------------------------------------------------
OTHER ASSETS (9.1%)
   Cash                                                   $    111
   Receivable for Portfolio Shares Sold                        127
   Receivable for Investments Sold                              39
   Due from Adviser                                             18           295
================================================================================
LIABILITIES (-4.9%)
   Payable for Investments Purchased                          (139)
   Shareholder Reporting Expense Payable                       (11)
   Professional Fees Payable                                    (7)
   Custodian Fees Payable                                       (2)
   Administrative Fees Payable                                  (1)         (160)
================================================================================
NET ASSETS (100%)                                                       $  3,247
================================================================================
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE
   Applicable to 290,184 outstanding $0.001
      par value shares
      (authorized 500,000,000 shares)                                   $  11.19
================================================================================
NET ASSETS CONSIST OF:
Paid-in Capital                                                         $  3,079
Undistributed Net Investment Income
   (Accumulated Net Investment Loss)                                          (3)
Accumulated Net Realized Gain (Loss)                                          29
Unrealized Appreciation (Depreciation) on Investments                        142
--------------------------------------------------------------------------------
NET ASSETS                                                              $  3,247
================================================================================

(a) -- Non-income producing security

(b) -- The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated funds.

     The accompanying notes are an integral part of the financial statements

Statement of Operations

                                                                                PERIOD FROM
                                                                         APRIL 30, 2003* TO
                                                                              JUNE 30, 2003
                                                                                (UNAUDITED)
                                                                                      (000)
-------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Dividends                                                                       $      1
-------------------------------------------------------------------------------------------
EXPENSES:
   Shareholder Reporting                                                                 11
   Professional Fees                                                                      7
   Investment Advisory Fees                                                               3
   Custodian Fees                                                                         2
   Administrative Fees                                                                    1
   Directors' Fees and Expenses                                                           1
-------------------------------------------------------------------------------------------
      Total Expenses                                                                     25
-------------------------------------------------------------------------------------------
   Investment Advisory Fees Waived                                                       (3)
   Expenses Reimbursed by Adviser                                                       (18)
-------------------------------------------------------------------------------------------
      Net Expenses                                                                        4
-------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                             (3)
-------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) ON:
   Investments Sold                                                                      29
-------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
   Investments                                                                          142
-------------------------------------------------------------------------------------------
   NET REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
      APPRECIATION (DEPRECIATION)                                                       171
-------------------------------------------------------------------------------------------
      NET INCREASE (DECREASE) IN NET ASSETS RESULTING
         FROM OPERATIONS                                                           $    168
===========================================================================================

Statement of Changes in Net Assets

                                                                                PERIOD FROM
                                                                         APRIL 30, 2003* TO
                                                                              JUNE 30, 2003
                                                                                (UNAUDITED)
                                                                                      (000)
-------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
   Net Investment Income (Loss)                                                    $     (3)
   Net Realized Gain (Loss)                                                              29
   Change in Unrealized Appreciation (Depreciation)                                     142
-------------------------------------------------------------------------------------------
      Net Increase (Decrease) in Net Assets Resulting from Operations                   168
-------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (1):
   Subscriptions                                                                      3,079
-------------------------------------------------------------------------------------------
   Total Increase (Decrease) in Net Assets                                            3,247
NET ASSETS:
   Beginning of Period                                                                   --
-------------------------------------------------------------------------------------------
   End of Period (including undistributed net investment income
      (accumulated net investment loss) of $(3))                                   $  3,247
-------------------------------------------------------------------------------------------
(1) CAPITAL SHARE TRANSACTIONS:
-------------------------------------------------------------------------------------------
   Shares Subscribed                                                                    290
===========================================================================================

* Commencement of Operations

     The accompanying notes are an integral part of the financial statements
4

                                         THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
                                         Financial Highlights

                                         Small Company Growth Portfolio

Financial Highlights
Selected Per Share Data and Ratios

                                                                                 CLASS II
-------------------------------------------------------------------------------------------
                                                                                PERIOD FROM
                                                                            APRIL 30, 2003*
                                                                           TO JUNE 30, 2003
                                                                                (UNAUDITED)
-------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                               $  10.00
-------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                                                       (0.02)#
   Net Realized and Unrealized Gain (Loss)                                             1.21
-------------------------------------------------------------------------------------------
      Total from Investment Operations                                                 1.19
-------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                     $  11.19
===========================================================================================
TOTAL RETURN                                                                          11.90%++
===========================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (000's)                                                  $  3,247
Ratio of Expenses to Average Net Assets                                                1.25%**
Ratio of Net Investment Income (Loss) to Average Net Assets                           (0.95)%**
Portfolio Turnover Rate                                                                  28%++
-------------------------------------------------------------------------------------------
Effect of Voluntary Expense Limitation During the Period:
      Per Share Benefit to Net Investment Income (Loss)                            $   0.13#
Ratios Before Expense Limitation:
      Expenses to Average Net Assets                                                   8.21%**
      Net Investment Income (Loss) to Average Net Assets                              (7.91)%**
-------------------------------------------------------------------------------------------

*  Commencement of operations
** Annualized
++ Not Annualized
#  Per share amount is based on average shares outstanding


     The accompanying notes are an integral part of the financial statements

Notes to Financial Statements (unaudited)

The Universal Institutional Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund is comprised of seventeen separate active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios").

The accompanying financial statements relate to the Small Company Growth Portfolio. The Portfolio seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of small companies. The Portfolio currently offers Class II shares only; although Class I shares may be offered in the future.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies.

A. ACCOUNTING POLICIES: The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in the preparation of the financial statements. Accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1. SECURITY VALUATION: Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Unlisted and listed equity securities not traded on the valuation date, for which market quotations are readily available, are valued at the mean between the current bid and asked prices obtained from reputable brokers. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value. For all other securities and investments for which market values are not readily available, including restricted securities, and where prices determined in accordance with the aforementioned procedures are not reflective of fair market value, values are determined in good faith, under fair valuation procedures adopted by the Board of Directors, although the actual calculations may be done by others.

2. REPURCHASE AGREEMENTS: The Portfolios of the Fund may enter into repurchase agreements under which the Portfolio lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

3. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on the specific identified cost basis. Dividend income is recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets.

B. ADVISER: Morgan Stanley Asset Management ("MSAM"), a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with investment advisory services for a fee, paid quarterly, at the annual rate based on average daily net assets as follows:

              FROM $500
FIRST $500   MILLION TO    MORE THAN
   MILLION   $1 BILLION   $1 BILLION
------------------------------------
      0.95%        0.90%        0.85%

MSAM has agreed to reduce fees payable to it and to reimburse the Portfolio, if necessary, to the extent that the annual operating expenses expressed as a percentage of average daily net assets, exceed the maximum ratio of 1.25%.

C. ADMINISTRATOR: MSAM (the "Administrator") also provides the Portfolio with administrative services pursuant to an administrative agreement for a monthly fee which on an annual basis equals 0.25% of the average daily net assets of the

                                         THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                         Semi-Annual Report - June 30, 2003

Notes to Financial Statements (cont'd)

Portfolio, plus reimbursement of out-of-pocket expenses. Under an agreement between the Administrator and J.P. Morgan Investor Services Co. ("JPMIS"), a corporate affiliate of JPMorgan Chase Bank, JPMIS provides certain administrative services to the Fund. For such services, the Administrator pays JPMIS a portion of the fee the Administrator receives from the Fund. An employee of JPMIS is an officer of the Fund.

D. DISTRIBUTOR: Morgan Stanley & Co., Incorporated (the "Distributor"), a wholly-owned subsidiary of Morgan Stanley, serves as the distributor of the Fund and provides the Portfolio's Class II shareholders with distribution services pursuant to a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Portfolio is authorized to pay the Distributor a monthly distribution fee at a rate of 0.35% of the Portfolio's average daily net assets attributable to Class II shares. The Distributor has voluntarily agreed to waive 0.30% of the 0.35% distribution fee that it may receive.

E. CUSTODIAN: JPMorgan Chase Bank serves as custodian for the Fund in accordance with a custodian agreement.

F. DIRECTORS' FEES: Each Director of the Fund who is not an officer of the Fund or an affiliated person as defined under the Investment Company Act of 1940, as amended, may elect to participate in the Directors' Deferred Compensation Plan (the "Compensation Plan"). Under the Compensation Plan, such Directors may elect to defer payment of a percentage of their total fees earned as a Director of the Fund. These deferred portions are treated, based on an election by the Director, as if they were either invested in certain Portfolios' shares or invested in U.S. Treasury Bills, as defined under the Compensation Plan. Deferred fees payable under the Compensation Plan, if applicable, are included in Directors' Fees and Expenses Payable on the Statement of Net Assets. The deferred portion of the Directors' Fees and Expenses shown on the Statement of Operations, if any, is impacted by fluctuations in the market value of the investments selected by each Director. For the period ended June 30, 2003, Directors' Fees and Expenses were not impacted by these fluctuations.

G. FEDERAL INCOME TAXES: It is each Portfolio's intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

Certain Portfolios may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as these amounts are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

Distributions from the Portfolio are recorded on the ex-dividend date. The amount and character of income and capital gain distributions to be paid by the Portfolio are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. Accordingly, the tax character of distributions paid may differ from the character of distributions shown on the Statement of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes.

Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications among undistributed net investment income
(loss), accumulated net realized gain (loss) and paid-in capital.Permanent book and tax differences, if any, are not included in ending undistributed net investment income (loss) for the purpose of calculating net investment income
(loss) per share in the Financial Highlights.

At June 30, 2003, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of the Portfolio (excluding foreign currency if applicable) were:

                                                  NET
    COST   APPRECIATION   DEPRECIATION   APPRECIATION
   (000)          (000)          (000)          (000)
-----------------------------------------------------
$  2,970   $        173   $        (31)  $        142

H. OTHER: For the period ended June 30, 2003, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $2,574,000 and $643,000, respectively. There were no purchases and sales of U.S. Government securities for the period ended June 30, 2003.

From time to time, the Portfolio may have shareholders that hold a significant portion of the Portfolio's outstanding shares. Investment activities of these shareholders could have a material impact on the Portfolio.

I. SUPPLEMENTAL PROXY INFORMATION:

On June 5, 2003, a special meeting of the shareholders of the Fund was held. The following is a summary of the proposal presented and the total number of shares voted:

PROPOSAL:

   1. To elect the following Directors, effective July 31, 2003:

                              VOTES IN      VOTES
                              FAVOR OF     AGAINST
                            ------------------------
1) Michael Bozic            194,221,863   12,309,549
2) Charles A. Fiumefreddo   193,919,371   12,612,041
3) Edwin J. Garn            194,444,074   12,087,338
4) Wayne E. Hedien          194,545,061   11,986,351
5) James F. Higgins         194,623,217   11,908,195
6) Dr. Manuel H. Johnson    194,673,442   11,857,970
7) Philip J. Purcell        194,261,190   12,270,222

Also effective July 31, 2003, John D. Barrett II, Thomas P. Gerrity, Gerard E. Jones, Vincent R. McLean, C. Oscar Morong, Jr. and William G. Morton, Jr. have resigned from the Board of Directors.

                                  THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                  Semi-Annual Report - June 30, 2003 (unaudited)

DIRECTORS                                     OFFICERS
Michael Bozic                                 Charles A. Fiumefreddo
                                              CHAIRMAN OF THE BOARD
Charles A. Fiumefreddo
                                              Mitchell M. Merin
Edwin J. Garn                                 PRESIDENT

Wayne E. Hedien                               Ronald E. Robison
                                              EXECUTIVE VICE PRESIDENT AND PRINCIPAL EXECUTIVE OFFICER
James F. Higgins
                                              Barry Fink
Dr. Manuel H. Johnson                         VICE PRESIDENT

Joseph J. Kearns                              Joseph J. McAlinden
                                              VICE PRESIDENT
Michael Nugent
                                              Stefanie V. Chang
Philip J. Purcell                             VICE PRESIDENT

Fergus Reid                                   James W. Garrett
                                              TREASURER AND CHIEF FINANCIAL OFFICER
INVESTMENT ADVISER AND ADMINISTRATOR
Morgan Stanley Asset Management               Michael J. Leary
1221 Avenue of the Americas                   ASSISTANT TREASURER
New York, New York 10020
                                              Mary E. Mullin
DISTRIBUTOR                                   SECRETARY
Morgan Stanley & Co. Incorporated
1221 Avenue of the Americas                   LEGAL COUNSEL
New York, New York 10020                      Mayer, Brown, Rowe & Maw LLP
                                              1675 Broadway
CUSTODIAN                                     New York, New York 10019-5820
JPMorgan Chase Bank
270 Park Avenue                               INDEPENDENT AUDITORS
New York, New York 10017                      Ernst & Young LLP
                                              200 Clarendon Street
                                              Boston, Massachusetts 02116-5072


This report is authorized for distribution only when preceded or accompanied by the prospectus of The Universal Institutional Funds, Inc. which describes in detail each Investment Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im.

                                   THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

[MORGAN STANLEY LOGO]              Semi-Annual Report -- June 30, 2003


Technology Portfolio

                                   THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
                                   Technology Portfolio

                                   FINANCIAL STATEMENTS
                                   June 30, 2003 (unaudited)

Statement of Net Assets

                                                                                  VALUE
                                                               SHARES             (000)
---------------------------------------------------------------------------------------
COMMON STOCKS (99.0%)
CAPITAL GOODS (1.2%)
ELECTRICAL EQUIPMENT (0.7%)
  Amphenol Corp.                                                2,500(a)   $        117
  Flextronics International Ltd.                                7,200(a)             75
---------------------------------------------------------------------------------------
                                                                                    192
=======================================================================================
MANUFACTURING (SPECIALIZED) (0.5%)
  Jabil Circuit, Inc.                                           6,775(a)            149
---------------------------------------------------------------------------------------
TOTAL CAPITAL GOODS                                                                 341
=======================================================================================
COMMUNICATION SERVICES (3.1%)
CELLULAR/WIRELESS TELECOMMUNICATIONS (3.1%)
  AT&T Wireless Services, Inc.                                 44,500(a)            365
  Nextel Communications, Inc., Class A                         15,750(a)            285
  Sprint Corp. (PCS Group)                                     38,200(a)            220
---------------------------------------------------------------------------------------
TOTAL COMMUNICATION SERVICES                                                        870
=======================================================================================
CONSUMER STAPLES (2.3%)
BROADCASTING (TV - RADIO & CABLE) (1.5%)
  InterActiveCorp                                              10,800(a)            427
---------------------------------------------------------------------------------------
ENTERTAINMENT (0.8%)
  Comcast Corp.                                                 7,550(a)            228
---------------------------------------------------------------------------------------
TOTAL CONSUMER STAPLES                                                              655
=======================================================================================
HEALTH CARE (9.7%)
BIOTECHNOLOGY (6.7%)
  Amgen, Inc.                                                  13,646(a)            907
  Gilead Sciences, Inc.                                         4,992(a)            277
  Idec Pharmaceuticals Corp.                                    3,447(a)            117
  Medimmune, Inc.                                               4,475(a)            163
  NPS Pharmaceuticals, Inc.                                    18,450(a)            449
---------------------------------------------------------------------------------------
                                                                                  1,913
=======================================================================================
HEALTH CARE (DRUGS/PHARMACEUTICALS) (2.6%)
  Amylin Pharmaceuticals, Inc.                                  6,800(a)            149
  Celgene Corp.                                                 8,325(a)            253
  Telik, Inc.                                                  14,600(a)            235
  Teva Pharmaceutical Industries Ltd. ADR                       2,150               122
---------------------------------------------------------------------------------------
                                                                                    759
=======================================================================================
HEALTH CARE (SPECIAL SERVICES) (0.4%)
  Exelixis, Inc.                                               15,138(a)            105
---------------------------------------------------------------------------------------
TOTAL HEALTH CARE                                                                 2,777
=======================================================================================
TECHNOLOGY (82.7%)
COMMUNICATIONS EQUIPMENT (6.6%)
  Comverse Technology, Inc.                                     4,400(a)             66
  Corning, Inc.                                                16,500(a)            122
  Globespan, Inc.                                              19,400(a)            160
  Inter-Tel, Inc                                                2,750                58
  JDS Uniphase Corp.                                           29,000(a)            102
  Lucent Technologies, Inc.                                    51,550(a)            105
  Motorola, Inc.                                                8,150                77
  Nokia Oyj ADR                                                 7,400               121
  Nortel Networks Corp.                                        45,100(a)            122
  Qualcomm, Inc.                                               12,946               463
  Telefonaktiebolaget LM Ericsson ADR                           7,700(a)             82
  Utstarcom, Inc.                                              11,100(a)   $        395
---------------------------------------------------------------------------------------
                                                                                  1,873
=======================================================================================
COMPUTERS (HARDWARE) (4.9%)
  Cray, Inc.                                                    7,700(a)             61
  Dell Computer Corp.                                          26,673(a)            853
  Emulex Corp.                                                 17,445(a)            397
  Extreme Networks, Inc.                                        8,871(a)             47
  RADWARE Ltd.                                                  3,350(a)             57
---------------------------------------------------------------------------------------
                                                                                  1,415
=======================================================================================
COMPUTERS (NETWORKING) (5.4%)
  Cisco Systems, Inc.                                          71,106(a)          1,187
  Network Appliance, Inc.                                      22,400(a)            363
---------------------------------------------------------------------------------------
                                                                                  1,550
=======================================================================================
COMPUTERS (PERIPHERALS) (2.1%)
  EMC Corp.                                                    13,425(a)            141
  Finisar Corp.                                                44,740(a)             69
  SanDisk Corp.                                                 6,550(a)            264
  Western Digital Corp.                                        12,850(a)            132
---------------------------------------------------------------------------------------
                                                                                    606
=======================================================================================
COMPUTERS SOFTWARE/SERVICES (36.3%)
  Adobe Systems, Inc.                                          10,047               322
  Affiliated Computer Services, Inc., Class A                   2,650(a)            121
  Akamai Technologies, Inc.                                    14,000(a)             68
  Amdocs Ltd.                                                   6,500(a)            156
  BEA Systems, Inc.                                            12,800(a)            139
  Check Point Software Technologies Ltd.                       12,100(a)            237
  Cognos, Inc.                                                  4,500(a)            121
  Computer Associates International, Inc.                      10,900               243
  Documentum, Inc.                                              4,200(a)             83
  Electronic Arts, Inc.                                         2,200(a)            163
  Hyperion Software Corp.                                       4,600(a)            155
  Informatica Corp.                                            15,630(a)            108
  Internet Security Systems, Inc.                               5,000(a)             72
  Legato Systems, Inc.                                         20,200(a)            169
  Mercury Interactive Corp.                                     3,600(a)            139
  Micromuse, Inc.                                              27,200(a)            217
  Microsoft Corp.                                             106,650             2,731
  Neoforma.com, Inc.                                            8,100(a)             88
  Netease.com, Inc.                                             1,900(a)             69
  NETIQ Corp.                                                  15,300(a)            237
  NetScreen Technologies, Inc.                                  5,000(a)            113
  Network Associates, Inc.                                     38,375(a)            487
  Oracle Corp.                                                 73,493(a)            883
  Peoplesoft, Inc.                                             10,725(a)            189
  Quest Software, Inc.                                         18,121(a)            216
  Red Hat, Inc.                                                15,200(a)            115
  SAP AG                                                        9,300               272
  Serena Software, Inc.                                         4,100(a)             86
  Siebel Systems, Inc.                                         29,300(a)            280
  Sohu.com, Inc.                                                2,150(a)             73
  Sonus Networks, Inc.                                         53,800(a)            271
  Symantec Corp.                                                7,325(a)            321
  VeriSign, Inc.                                               15,150(a)            210
  Veritas Software Corp.                                       22,700(a)            651

     The accompanying notes are an integral part of the financial statements

                                                                                     VALUE
                                                               SHARES                (000)
------------------------------------------------------------------------------------------
TECHNOLOGY (CONT'D)
  Vignette Corp.                                              147,504(a)      $        307
  WARP Technology Holdings, Inc.                              615,100(a),(b)            95
  Yahoo!, Inc.                                                  3,547(a)               116
  Zi Corp.                                                     18,800(a)                61
------------------------------------------------------------------------------------------
                                                                                    10,384
==========================================================================================
ELECTRONICS (COMPONENT DISTRIBUTORS) (0.8%)
  Agere Systems, Inc., Class A                                 93,600(a)               218
------------------------------------------------------------------------------------------
ELECTRONICS (DEFENSE) (0.8%)
  Verint Systems, Inc.                                          8,700(a)               221
------------------------------------------------------------------------------------------
ELECTRONICS (SEMICONDUCTORS) (21.2%)
  Altera Corp.                                                 35,844(a)               588
  Analog Devices, Inc.                                          6,823(a)               237
  Broadcom Corp., Class A                                      13,271(a)               331
  Centillium Communications, Inc.                              13,900(a)               138
  Integrated Circuit Systems, Inc.                              3,400(a)               107
  Intel Corp.                                                  65,836                1,368
  Intersil Corp., Class A                                      24,675(a)               657
  Linear Technology Corp.                                      14,125                  455
  Marvell Technology Group Ltd.                                 9,050(a)               311
  Maxim Intergrated Products, Inc.                             12,800                  438
  Micrel, Inc.                                                 14,122(a)               147
  PMC-Sierra, Inc.                                             18,600(a)               218
  QLogic Corp.                                                  8,942(a)               432
  Texas Instruments, Inc.                                       7,421                  131
  Vitesse Semiconductor Corp.                                  19,150(a)                94
  Xilinx, Inc.                                                 16,222(a)               410
------------------------------------------------------------------------------------------
                                                                                     6,062
==========================================================================================
EQUIPMENT (SEMICONDUCTORS) (3.7%)
  Applied Materials, Inc.                                      25,675(a)               407
  KLA-Tencor Corp.                                              5,272(a)               245
  Novellus Systems, Inc.                                        9,197(a)               337
  Veeco Instruments, Inc.                                       3,700(a)                63
------------------------------------------------------------------------------------------
                                                                                     1,052
==========================================================================================
SERVICES (DATA PROCESSING) (0.9%)
  Checkfree Corp.                                               3,200(a)                89
  First Data Corp.                                              3,925                  163
------------------------------------------------------------------------------------------
                                                                                       252
==========================================================================================
TOTAL TECHNOLOGY                                                                    23,633
==========================================================================================
  TOTAL COMMON STOCKS (COST $25,052)                                                28,276
==========================================================================================

                                                                 FACE
                                                               AMOUNT
                                                                (000)
------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT (1.5%)
REPURCHASE AGREEMENT (1.5%)
  J.P. Morgan Securities, Inc., 1.05%, dated
    6/30/03, due 7/1/03
    (COST $421)                                            $      421(c)               421
------------------------------------------------------------------------------------------

                                                               AMOUNT               AMOUNT
                                                                (000)                (000)
------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (100.5%) (COST $25,473)                                     $     28,697
==========================================================================================
OTHER ASSETS (0.5%)
  Receivable for Investments Sold                          $      132
  Receivable for Portfolio Shares Sold                             12
  Dividends Receivable                                              1                  145
==========================================================================================
LIABILITIES (-1.0%)
  Payable for Investments Purchased                              (124)
  Payable for Bank Overdraft                                      (71)
  Investment Advisory Fees Payable                                (37)
  Shareholder Reporting Expense Payable                           (17)
  Payable for Portfolio Shares Redeemed                            (9)
  Professional Fees Payable                                        (8)
  Administrative Fees Payable                                      (7)
  Custodian Fees Payable                                           (6)
  Director's Fees and Expenses Payable                             (1)                (280)
==========================================================================================
NET ASSETS (100%)                                                             $     28,562
==========================================================================================
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  Applicable to 9,446,511 outstanding $0.001 par value
    shares (authorized 500,000,000 shares)                                    $       3.02
==========================================================================================
NET ASSETS CONSIST OF:
Paid-in Capital                                                               $    106,320
Undistributed Net Investment Income
  (Accumulated Net Investment Loss)                                                   (127)
Accumulated Net Realized Gain (Loss)                                               (80,855)
Unrealized Appreciation (Depreciation) on Investments                                3,224
------------------------------------------------------------------------------------------
NET ASSETS                                                                    $     28,562
==========================================================================================

(a)  -- Non-income producing security
(b) -- Security valued at fair value -- see note A-1 to financial statements. At June 30, 2003, the Portfolio held $95,000 of fair valued securities which represents 0.3% of net assets.
(c) -- The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated funds.
ADR  -- American Depositary Receipt

     The accompanying notes are an integral part of the financial statements

                                   THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                   Technology Portfolio

Statement of Operations

                                                                                           SIX MONTHS ENDED
                                                                                              JUNE 30, 2003
                                                                                                (UNAUDITED)
                                                                                                      (000)
-----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends                                                                                     $        20
  Interest                                                                                                4
-----------------------------------------------------------------------------------------------------------
    Total Income                                                                                         24
-----------------------------------------------------------------------------------------------------------
EXPENSES:
  Investment Advisory Fees                                                                              104
  Administrative Fees                                                                                    34
  Shareholder Reporting                                                                                  19
  Custodian Fees                                                                                         12
  Professional Fees                                                                                      10
  Directors' Fees and Expenses                                                                            1
  Interest Expense                                                                                        1
  Other                                                                                                   3
-----------------------------------------------------------------------------------------------------------
    Total Expenses                                                                                      184
-----------------------------------------------------------------------------------------------------------
  Investment Advisory Fees Waived                                                                       (33)
-----------------------------------------------------------------------------------------------------------
    Net Expenses                                                                                        151
-----------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                                           (127)
-----------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) ON:
  Investments Sold                                                                                   (2,841)
-----------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
  Investments                                                                                         8,086
-----------------------------------------------------------------------------------------------------------
  NET REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                       5,245
-----------------------------------------------------------------------------------------------------------
    NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                             $     5,118
===========================================================================================================

Statement of Changes in Net Assets

                                                                       SIX MONTHS ENDED
                                                                          JUNE 30, 2003          YEAR ENDED
                                                                            (UNAUDITED)   DECEMBER 31, 2002
                                                                                  (000)               (000)
-----------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment Income (Loss)                                             $       (127)       $       (322)
  Net Realized Gain (Loss)                                                       (2,841)            (26,178)
  Change in Unrealized Appreciation (Depreciation)                                8,086               2,840
-----------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Net Assets Resulting from Operations               5,118             (23,660)
-----------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (1):
  Subscriptions                                                                   5,586              28,588
  Redemptions                                                                    (7,259)            (23,416)
-----------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Net Assets Resulting from
      Capital Share Transactions                                                 (1,673)              5,172
-----------------------------------------------------------------------------------------------------------
  Total Increase (Decrease) in Net Assets                                         3,445             (18,488)
NET ASSETS:
  Beginning of Period                                                            25,117              43,605
-----------------------------------------------------------------------------------------------------------
  End of Period (including undistributed net investment income
    (accumulated net investment loss) of $(127) in 2003.                   $     28,562        $     25,117
-----------------------------------------------------------------------------------------------------------
(1) CAPITAL SHARE TRANSACTIONS:
-----------------------------------------------------------------------------------------------------------
    Shares Subscribed                                                             2,068               8,863
    Shares Redeemed                                                              (2,774)             (7,713)
-----------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Capital Shares Outstanding                          (706)              1,150
===========================================================================================================

     The accompanying notes are an integral part of the financial statements

Financial Highlights

Selected Per Share Data and Ratios

                                                       SIX MONTHS ENDED       YEAR ENDED DECEMBER 31,                 PERIOD FROM
                                                       JUNE 30, 2003    ----------------------------------      NOVEMBER 30, 1999*
                                                       (UNAUDITED)        2002         2001         2000      TO DECEMBER 31, 1999
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                     $   2.47       $   4.84     $   9.47     $  12.38         $  10.00
-----------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                              (0.01)#        (0.03)#      (0.04)       (0.07)           (0.00)+#
  Net Realized and Unrealized Gain (Loss)                    0.56          (2.34)       (4.59)       (2.84)            2.41
-----------------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                         0.55          (2.37)       (4.63)       (2.91)            2.41
-----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                        --             --           --           --            (0.03)
  Net Realized Gain                                            --             --           --        (0.00)+             --
-----------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                        --             --           --        (0.00)+          (0.03)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                           $   3.02       $   2.47     $   4.84     $   9.47         $  12.38
===================================================================================================================================
TOTAL RETURN                                                22.27%++      (48.97)%     (48.89)%     (23.49)%          24.16%++
===================================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (000's)                        $ 28,562       $ 25,117     $ 43,605     $ 57,354         $  3,655
Ratio of Expenses to Average Net Assets                      1.15%**        1.15%        1.17%        1.15%            1.15%**
Ratio of Expenses to Average Net Assets Excluding
  Interest Expense                                            N/A            N/A         1.15%         N/A              N/A
Ratio of Net Investment Income (Loss) to Average Net
  Assets                                                    (0.97)%**      (1.02)%      (0.95)%      (0.85)%          (0.39)%**
Portfolio Turnover Rate                                        64%++         140%          71%         139%               6%++
-----------------------------------------------------------------------------------------------------------------------------------
Effect of Voluntary Expense Limitation During the
Period:
    Per Share Benefit to Net Investment Income (Loss)    $   0.00+#     $   0.00+#   $   0.01     $   0.02         $   0.05#
Ratios Before Expense Limitation:
    Expenses to Average Net Assets                           1.40%**        1.29%        1.31%        1.36%           12.57%**
    Net Investment Income (Loss) to Average Net Assets      (1.22)%**      (1.16)%      (1.09)%      (1.06)%         (11.82)%**
-----------------------------------------------------------------------------------------------------------------------------------

*    Commencement of operations
**   Annualized
#    Per share amount is based on average shares outstanding
+    Amount is less than $0.005 per share
++   Not annualized

     The accompanying notes are an integral part of the financial statements

                                   THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                   Semi-Annual Report -- June 30, 2003

Notes to Financial Statements (unaudited)

The Universal Institutional Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund is comprised of seventeen separate active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios").

The accompanying financial statements relate to the Technology Portfolio. The Portfolio seeks long-term capital appreciation by investing primarily in equity securities of companies that the Adviser expects will benefit from their involvement in technology and technology-related industries. The Portfolio's concentration in the technology sector makes it subject to greater risk and volatility than portfolios that are more diversified, and the value of its shares may be substantially affected by economic events.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies.

A. ACCOUNTING POLICIES: The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in the preparation of the financial statements. Accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1. SECURITY VALUATION: Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NAS-DAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Unlisted and listed equity securities not traded on the valuation date, for which market quotations are readily available, are valued at the mean between the current bid and asked prices obtained from reputable brokers. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value. For all other securities and investments for which market values are not readily available, including restricted securities, and where prices determined in accordance with the aforementioned procedures are not reflective of fair market value, values are determined in good faith, under fair valuation procedures adopted by the Board of Directors, although the actual calculations may be done by others.

2. REPURCHASE AGREEMENTS: The Portfolio may enter into repurchase agreements under which the Portfolio lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

3. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on the specific identified cost basis. Dividend income is recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts and premiums on securities purchased (other than mortgage-backed securities) are amortized according to the effective yield method over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets.

B. ADVISER: Morgan Stanley Asset Management ("MSAM"), a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with investment advisory services for a fee, paid quarterly, at the annual rate based on average daily net assets as follows:

                   FROM $500
FIRST $500        MILLION TO        MORE THAN
   MILLION        $1 BILLION       $1 BILLION
-----------------------------------------------
      0.80%             0.75%            0.70%

MSAM has agreed to reduce fees payable to it and to reimburse the Portfolio, if necessary, to the extent that the annual operating expenses, excluding interest and extraordinary expenses, expressed as a percentage of average daily net assets, exceed the maximum ratio of 1.15%.

C. ADMINISTRATOR: MSAM (the "Administrator") also provides the Portfolio with administrative services pursuant to an administrative agreement for a monthly fee which on an annual basis equals 0.25% of the average daily net assets of the Portfolio, plus reimbursement of out-of-pocket expenses. Under an agreement between the Administrator and J.P. Morgan Investor Services Co. ("JPMIS"), a corporate affiliate of JPMorgan Chase Bank, JPMIS provides certain administrative services to the Fund. For such services, the Administrator pays JPMIS a portion of the fee the Administrator receives from the Fund. An employee of JPMIS is an officer of the Fund.

D. CUSTODIAN: JPMorgan Chase Bank serves as custodian for the Fund in accordance with a custodian agreement.

E. DIRECTORS' FEES: Each Director of the Fund who is not an officer of the Fund or an affiliated person as defined under the Investment Company Act of 1940, as amended, may elect to participate in the Directors' Deferred Compensation Plan (the "Compensation Plan"). Under the Compensation Plan, such Directors may elect to defer payment of a percentage of their total fees earned as a Director of the Fund. These deferred portions are treated, based on an election by the Director, as if they were either invested in certain Portfolios' shares or invested in U.S. Treasury Bills, as defined under the Compensation Plan. Deferred fees payable under the Compensation Plan of $1,200 are included in Directors' Fees and Expenses Payable on the Statement of Net Assets. The deferred portion of the Directors' Fees and Expenses shown on the Statement of Operations is impacted by fluctuations in the market value of the investments selected by each Director. For the six months ended June 30, 2003, Directors' Fees and Expenses were increased by $100 due to these fluctuations.

F. FEDERAL INCOME TAXES: It is each Portfolio's intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

Distributions from the Portfolio are recorded on the ex-dividend date. The amount and character of income and capital gain distributions to be paid by the Portfolio are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. Accordingly, the tax character of distributions paid may differ from the character of distributions shown on the Statement of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. There were no distributions paid during 2002 or 2001.

Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications among undistributed net investment income
(loss), accumulated net realized gain (loss) and paid-in capital. Permanent book and tax differences, if any, are not included in ending undistributed net investment income (loss) for the purpose of calculating net investment income
(loss) per share in the Financial Highlights.

At December 31, 2002, the Portfolio had no distributable earnings on a tax basis.

At June 30, 2003, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of the Portfolio (excluding foreign currency if applicable) were:

                                                            NET
      COST      APPRECIATION      DEPRECIATION     APPRECIATION
     (000)             (000)             (000)            (000)
----------------------------------------------------------------
$   25,473        $    4,331       $    (1,107)      $    3,224

At December 31, 2002, the Portfolio had available capital loss carryforwards to offset future net capital gains, to the extent provided by regulations, of approximately $66,765,000 of which $8,971,000 will expire on December 31, 2008, $33,239,000 will expire on December 31, 2009, and $24,555,000 will expire on December 31, 2010. To the extent that capital loss carryforwards are used to offset any future net capital gains realized during the carryforward period as provided by U.S. tax regulations, no capital gains tax liability will be incurred by the Portfolio for such gains realized and not distributed. To the extent that capital gains are so offset, such gains will not be distributed to shareholders.

Net capital and currency losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Portfolio's next taxable year. For the year ended December 31, 2002, the Portfolio deferred to January 1, 2003, for U.S. Federal income tax purposes, post-October capital losses of $3,568,000.

G. OTHER: For the six months ended June 30, 2003, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $16,276,000 and $17,799,000, respectively. There were no purchases and sales of U.S. Government securities for the six months ended June 30, 2003.

During the six months ended June 30, 2003, the Portfolio incurred $700 of brokerage commissions to Morgan Stanley & Co. Incorporated, an affiliated broker dealer.

From time to time, the Portfolio may have shareholders that hold a significant portion of the Portfolio's outstanding shares.

                                   THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                   Semi-Annual Report -- June 30, 2003

Notes to Financial Statements (cont'd)

Investment activity of these shareholders could have a material impact on the Portfolio.

H. SUPPLEMENTAL PROXY INFORMATION:

On June 5, 2003, a special meeting of the shareholders of the Fund was held. The following is a summary of the proposal presented and the total number of shares voted:

PROPOSAL:

   1. To elect the following Directors, effective July 31, 2003:

                              VOTES IN         VOTES
                              FAVOR OF        AGAINST
                             --------------------------
1) Michael Bozic             194,221,863     12,309,549
2) Charles A. Fiumefreddo    193,919,371     12,612,041
3) Edwin J. Garn             194,444,074     12,087,338
4) Wayne E. Hedien           194,545,061     11,986,351
5) James F. Higgins          194,623,217     11,908,195
6) Dr. Manuel H. Johnson     194,673,442     11,857,970
7) Philip J. Purcell         194,261,190     12,270,222

Also effective July 31, 2003, John D. Barrett II, Thomas P. Gerrity, Gerard E. Jones, Vincent R. McLean, C. Oscar Morong, Jr. and William G. Morton, Jr. have resigned from the Board of Directors.

DIRECTORS                                               OFFICERS

Michael Bozic                                           Charles A. Fiumefreddo
                                                        CHAIRMAN OF THE BOARD
Charles A. Fiumefreddo
                                                        Mitchell M. Merin
Edwin J. Garn                                           PRESIDENT

Wayne E. Hedien                                         Ronald E. Robison
                                                        EXECUTIVE VICE PRESIDENT AND PRINCIPAL EXECUTIVE OFFICER
James F. Higgins
                                                        Barry Fink
Dr. Manuel H. Johnson                                   VICE PRESIDENT

Joseph J. Kearns                                        Joseph J. McAlinden
                                                        VICE PRESIDENT
Michael Nugent
                                                        Stefanie V. Chang
Philip J. Purcell                                       VICE PRESIDENT

Fergus Reid                                             James W. Garrett
                                                        TREASURER AND CHIEF FINANCIAL OFFICER
INVESTMENT ADVISER AND ADMINISTRATOR
Morgan Stanley Asset Management                         Michael J. Leary
1221 Avenue of the Americas                             ASSISTANT TREASURER
New York, New York 10020
                                                        Mary E. Mullin
DISTRIBUTOR                                             SECRETARY
Morgan Stanley & Co. Incorporated
1221 Avenue of the Americas                             LEGAL COUNSEL
New York, New York 10020                                Mayer, Brown, Rowe & Maw LLP
                                                        1675 Broadway
CUSTODIAN                                               New York, New York 10019-5820
JPMorgan Chase Bank
270 Park Avenue                                         INDEPENDENT AUDITORS
New York, New York 10017                                Ernst & Young LLP
                                                        200 Clarendon Street
                                                        Boston, Massachusetts 02116-5072


This report is authorized for distribution only when preceded or accompanied by the prospectus of The Universal Institutional Funds, Inc. which describes in detail each Investment Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im.

                                         THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

[MORGAN STANLEY LOGO]                    SEMI-ANNUAL REPORT -- JUNE 30, 2003


U.S. Real Estate Portfolio

                                  THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
                                  U.S. Real Estate Portfolio

                                  FINANCIAL STATEMENTS
                                  June 30, 2003 (unaudited)

Statement of Net Assets

                                                                                VALUE
                                                          SHARES                (000)
-------------------------------------------------------------------------------------
COMMON STOCKS (98.0%)
DIVERSIFIED (3.0%)
  FrontLine Capital Group                                425,700(a),(b)     $      --@
  Vornado Realty Trust REIT                              374,500               16,328
-------------------------------------------------------------------------------------
                                                                               16,328
=====================================================================================
HEALTH CARE (1.6%)
  Nationwide Health Properties, Inc. REIT                361,584                5,760
  Ventas, Inc.                                           196,500                2,977
-------------------------------------------------------------------------------------
                                                                                8,737
=====================================================================================
INDUSTRIAL (7.5%)
  AMB Property Corp. REIT                                678,200               19,105
  Prologis Trust REIT                                    791,042               21,595
  PS Business Parks, Inc. REIT                               100                    4
-------------------------------------------------------------------------------------
                                                                               40,704
=====================================================================================
LODGING/RESORTS (11.2%)
  Felcor Lodging Trust, Inc.                             274,600                2,155
  Hilton Hotels Corp.                                  1,313,600               16,801
  Host Marriott Corp. REIT                             1,574,700(a)            14,408
  Innkeepers USA Trust REIT                                1,300                    9
  Interstate Hotels & Resorts, Inc.                       12,500(a)                59
  Starwood Hotels & Resorts
    Worldwide, Inc.                                      944,444               27,002
  Wyndham International, Inc.,
    Class A                                              652,363(a),(b)           287
-------------------------------------------------------------------------------------
                                                                               60,721
=====================================================================================
OFFICE (16.5%)
  Arden Realty Group, Inc. REIT                          680,400               17,657
  Beacon Capital Partners, Inc. REIT                      22,192                1,498
  Beacon Capital Partners, Inc. REIT                     271,300(b),(c)         1,341
  Boston Properties, Inc. REIT                           573,950               25,139
  Equity Office Properties Trust REIT                  1,032,858               27,898
  Mack-Cali Realty Corp. REIT                            208,800                7,596
  Reckson Associates Realty Corp. REIT                    32,900                  686
  SL Green Realty Corp. REIT                             165,500                5,774
  Trizec Properties, Inc.                                170,350                1,937
-------------------------------------------------------------------------------------
                                                                               89,526
=====================================================================================
OTHER (6.7%)
  American Financial Realty Trust REIT                    72,850                1,086
  Atlantic Gulf Communities Corp.                        261,572(a),(b)            --@
  Atlantic Gulf Communities Corp.,
    Series B                                              79,420(a),(b),(c)        --@
  BRCP REIT LLC I                                         23,609(a),(b)            24
  Brookfield Homes Corp.                                 214,803                3,312
  Brookfield Properties Corp                           1,338,217               28,437
  Pacific Gulf Properties, Inc.                          128,300(a),(b)            --@
  Pan Pacific Retail Properties, Inc. REIT                 3,400                  134
  Wellsford Real Properties, Inc. REIT                   208,574(a)             3,214
-------------------------------------------------------------------------------------
                                                                               36,207
=====================================================================================
RESIDENTIAL APARTMENTS (19.7%)
  Amli Residential Properties Trust REIT                 114,800                2,704
  Apartment Investment &
    Management Co. REIT                                  328,400            $  11,363
  Archstone-Smith Trust REIT                           1,183,341               28,400
  AvalonBay Communities, Inc. REIT                       622,000               26,522
  Equity Residential Properties Trust REIT               924,906               24,001
  Essex Property Trust, Inc. REIT                        105,400                6,034
  Post Properties, Inc. REIT                             124,800                3,307
  Summit Properties, Inc. REIT                           219,600                4,535
-------------------------------------------------------------------------------------
                                                                              106,866
=====================================================================================
RESIDENTIAL MANUFACTURED HOMES (2.5%)
  Chateau Communities, Inc. REIT                         279,888                8,282
  Manufactured Home Communities,
    Inc. REIT                                            151,600                5,322
-------------------------------------------------------------------------------------
                                                                               13,604
=====================================================================================
RETAIL REGIONAL MALLS (18.7%)
  Forest City Enterprises, Inc.                           64,800                2,686
  General Growth Properties, Inc. REIT                   270,400               16,884
  Macerich Co. (The) REIT                                 47,700                1,676
  Rouse Co. (The) REIT                                   613,100               23,359
  Simon Property Group, Inc. REIT
    (Paired Stock)                                     1,136,600               44,361
  Taubman Centers, Inc. REIT                             651,842               12,489
-------------------------------------------------------------------------------------
                                                                              101,455
=====================================================================================
RETAIL STRIP CENTERS (5.4%)
  Burnham Pacific Properties, Inc. REIT                  227,282(b)               221
  Chelsea Property Group, Inc.                             4,100                  165
  Federal Realty Investment Trust REIT                   494,500               15,824
  Regency Centers Corp.                                  372,700               13,037
-------------------------------------------------------------------------------------
                                                                               29,247
=====================================================================================
SELF STORAGE (5.2%)
  Public Storage, Inc. REIT                              650,770               22,042
  Shurgard Storage Centers, Inc.,
    Series A REIT                                        191,300                6,328
-------------------------------------------------------------------------------------
                                                                               28,370
=====================================================================================
  TOTAL COMMON STOCKS (COST $488,167)                                         531,765
-------------------------------------------------------------------------------------
PREFERRED STOCKS (0.5%)
LODGING/RESORTS (0.5%)
  Wyndham, Series I                                       40,843(a),(b)         2,629
-------------------------------------------------------------------------------------
OTHER (0.0%)
  Atlantic Gulf Communities Corp.,
   Series B                                               57,048(a),(b)            --@
  Atlantic Gulf Communities Corp.,
    Series B                                               2,003(a),(b),(c)        --@
-------------------------------------------------------------------------------------
                                                                                   --@
=====================================================================================
  TOTAL PREFERRED STOCKS (COST $2,506)                                          2,629
=====================================================================================

     The accompanying notes are an integral part of the financial statements

                                                          NO. OF                VALUE
                                                        WARRANTS                (000)
-------------------------------------------------------------------------------------
WARRANTS (0.0%)
OTHER
  Atlantic Gulf Communities Corp.,
    Class A, expiring 6/24/04                             76,230(a),(b)     $      --@
  Atlantic Gulf Communities Corp.,
    Class B, expiring 6/23/04                            114,262(a),(b)            --@
  Atlantic Gulf Communities Corp.,
    Class C, expiring 6/23/04                            114,262(a),(b)            --@
-------------------------------------------------------------------------------------
TOTAL WARRANTS (COST $10)                                                          --@
=====================================================================================

                                                            FACE
                                                          AMOUNT
                                                           (000)
-------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT (1.3%)
REPURCHASE AGREEMENT (1.3%)
  J.P. Morgan Securities, Inc., 1.05%,
    dated 6/30/03, due 7/1/03
    (COST $7,357)                                    $     7,357(d)             7,357
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS (99.8%) (COST $498,040)                                     541,751
=====================================================================================

                                                          AMOUNT
                                                           (000)
-------------------------------------------------------------------------------------
OTHER ASSETS (0.7%)
  Cash                                                       176
  Dividends Receivable                                     2,943
  Receivable for Portfolio Shares Sold                       455
  Receivable for Investments Sold                             77
  Other                                                        1                3,652
=====================================================================================
LIABILITIES (-0.5%)
  Payable for Portfolio Shares Redeemed                   (1,127)
  Investment Advisory Fees Payable                        (1,028)
  Payable for Investments Purchased                         (269)
  Administrative Fees Payable                               (121)
  Shareholder Reporting Expense Payable                      (70)
  Professional Fees Payable                                  (26)
  Custodian Fees Payable                                     (13)
  Directors' Fees and Expenses Payable                       (12)
  Distribution Fees -- Class II                               (1)
  Unfunded Commitments -- See Notes to
  Financial Statements A3                                                      (2,667)
=====================================================================================
NET ASSETS (100%)                                                           $ 542,736
=====================================================================================

                                                                               AMOUNT
                                                                                (000)
-------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
Paid-in Capital                                                             $ 498,808
Undistributed (Distributions in Excess
  of) Net Investment Income                                                     6,993
Accumulated Net Realized Gain (Loss)                                           (6,776)
Unrealized Appreciation (Depreciation) on Investments                          43,711
-------------------------------------------------------------------------------------
NET ASSETS                                                                  $ 542,736
=====================================================================================
CLASS I:
NET ASSETS                                                                  $ 536,786
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  Applicable to 41,543,815 outstanding $0.001 par value
    shares (authorized 500,000,000 shares)                                  $   12.92
=====================================================================================
CLASS II:
NET ASSETS                                                                  $   5,950
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  Applicable to 461,131 outstanding $0.001 par value
    shares (authorized 500,000,000 shares)                                  $   12.90
=====================================================================================

  (a) -- Non-income producing security

  (b) -- Security valued at fair value - see note A-1 to financial statements. At June 30, 2003, the Portfolio held $4,502,000 of fair valued securities, representing 0.8% of net assets.

  (c) -- Restricted security not registered under the Securities Act of 1933. Beacon Capital Partners, Inc. REIT was acquired 3/98 at a cost of $1,411,000. Atlantic Gulf Communities Corp., Series B was acquired 2/00 at a cost of $794,000. Atlantic Gulf Communities Corp., Series
         B Preferred was acquired 6/97 at a cost of $20,000. At June 30,
         2003, these securities had an aggregate market value of $1,341,000, representing 0.2% of net assets.

  (d) -- The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated funds.

    @ -- Value is less than $500.

 REIT -- Real Estate Investment Trust

     The accompanying notes are an integral part of the financial statements

                                  THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                  U.S. Real Estate Portfolio

Statement of Operations

                                                                                             SIX MONTHS ENDED
                                                                                                JUNE 30, 2003
                                                                                                  (UNAUDITED)
                                                                                                        (000)
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends (net of $41 foreign taxes withheld)                                              $          9,603
  Interest                                                                                                114
-------------------------------------------------------------------------------------------------------------
    Total Income                                                                                        9,717
-------------------------------------------------------------------------------------------------------------
EXPENSES:
  Investment Advisory Fees                                                                              1,963
  Administrative Fees                                                                                     630
  Shareholder Reporting                                                                                    99
  Professional Fees                                                                                        54
  Custodian Fees                                                                                           18
  Interest Expense                                                                                          8
  Directors' Fees and Expenses                                                                              8
  Distribution Fees on Class II Shares                                                                      2
  Other                                                                                                    31
-------------------------------------------------------------------------------------------------------------
    Total Expenses                                                                                      2,813
-------------------------------------------------------------------------------------------------------------
  Investment Advisory Fees Waived                                                                         (97)
-------------------------------------------------------------------------------------------------------------
    Net Expenses                                                                                        2,716
-------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                                            7,001
-------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) ON:
  Investments Sold                                                                                     (2,159)
-------------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
  Investments                                                                                          60,762
-------------------------------------------------------------------------------------------------------------
  NET REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                        58,603
-------------------------------------------------------------------------------------------------------------
    NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                          $         65,604
=============================================================================================================

     The accompanying notes are an integral part of the financial statements

Statement of Changes in Net Assets

                                                                                             SIX MONTHS ENDED
                                                                                                JUNE 30, 2003           YEAR ENDED
                                                                                                  (UNAUDITED)    DECEMBER 31, 2002
                                                                                                        (000)                (000)
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment Income (Loss)                                                               $          7,001    $          15,291
  Net Realized Gain (Loss)                                                                             (2,159)               5,181
  Change in Unrealized Appreciation (Depreciation)                                                     60,762              (36,243)
----------------------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Net Assets Resulting from Operations                                    65,604              (15,771)
----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Class I:
  Net Investment Income                                                                                    --              (15,288)
  Net Realized Gain                                                                                        --              (11,315)
  Class II*:
  Net Investment Income                                                                                    --                   (5)
  Net Realized Gain                                                                                        --                   (3)
----------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                                                                    --              (26,611)
----------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (1):
  Class I:
  Subscriptions                                                                                       294,078              394,006
  Distributions Reinvested                                                                                 --               26,603
  Redemptions                                                                                        (307,266)            (248,468)
  Class II*:
  Subscriptions                                                                                         5,590                  165
  Distributions Reinvested                                                                                 --                    8
  Redemptions                                                                                             (81)                  --
----------------------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions                    (7,679)             172,314
----------------------------------------------------------------------------------------------------------------------------------
    Total Increase (Decrease) in Net Assets                                                            57,925              129,932
NET ASSETS:
  Beginning of Period                                                                                 484,811              354,879
----------------------------------------------------------------------------------------------------------------------------------
  End of Period (including undistributed (distributions in excess of) net investment
    income of $6,993 and $(8), respectively)                                                 $        542,736    $         484,811
----------------------------------------------------------------------------------------------------------------------------------
(1) CAPITAL SHARE TRANSACTIONS:
----------------------------------------------------------------------------------------------------------------------------------
    Class I:
    Shares Subscribed                                                                                  24,985               31,469
    Shares Issued on Distributions Reinvested                                                              --                2,334
    Shares Redeemed                                                                                   (26,207)             (20,420)
----------------------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Class I Capital Shares Outstanding                                      (1,222)              13,383
    Class II*:
    Shares Subscribed                                                                                     453                   14
    Shares Issued on Distributions Reinvested                                                              --                    1
    Shares Redeemed                                                                                        (7)                  --
----------------------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Class II Capital Shares Outstanding                                        446                   15
==================================================================================================================================

* Class II shares commenced operations on November 5, 2002.

     The accompanying notes are an integral part of the financial statements

                                  THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
                                  Financial Highlights

                                  U.S. Real Estate Portfolio

Financial Highlights
Selected Per Share Data and Ratios

                                                                                         CLASS I
                                              ------------------------------------------------------------------------------------
                                              SIX MONTHS ENDED                      YEAR ENDED DECEMBER 31,
                                              JUNE 30, 2003        ---------------------------------------------------------------
                                              (UNAUDITED)             2002        2001         2000         1999         1998
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD          $          11.33     $   12.08    $   11.51    $    9.11    $    9.80    $   11.41
----------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                            0.17#         0.42#        0.48         0.14         0.43         0.40
  Net Realized and Unrealized Gain (Loss)                 1.42         (0.51)        0.65         2.53        (0.59)       (1.63)
----------------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                      1.59         (0.09)        1.13         2.67        (0.16)       (1.23)
----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                     --         (0.38)       (0.46)       (0.21)       (0.53)       (0.29)
  Net Realized Gain                                         --         (0.28)       (0.10)       (0.06)          --        (0.09)
----------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                     --         (0.66)       (0.56)       (0.27)       (0.53)       (0.38)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                $          12.92     $   11.33    $   12.08    $   11.51    $    9.11    $    9.80
==================================================================================================================================
TOTAL RETURN                                             14.03%++      (0.79)%       9.84%       29.27%       (1.47)%     (10.86)%
==================================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (000's)             $        536,786     $ 484,644    $ 354,879    $ 272,915    $  15,966    $  15,134
Ratio of Expenses to Average Net Assets                   1.10%**       1.10%        1.10%        1.10%        1.10%        1.10%
Ratio of Net Investment Income (Loss)
  to Average Net Assets                                   2.85%**       3.41%        4.40%        5.15%        5.03%        4.14%
Portfolio Turnover Rate                                     20%++         30%          36%          34%          40%         100%
----------------------------------------------------------------------------------------------------------------------------------
Effect of Voluntary Expense Limitation
  During the Period:
    Per Share Benefit to Net Investment
      Income (Loss)                           $           0.00+#   $    0.00+#  $    0.01    $    0.00+   $    0.07    $    0.06
Ratios Before Expense Limitation:
    Expenses to Average Net Assets                        1.14%**       1.12%        1.15%        1.16%        1.90%        1.73%
    Net Investment Income (Loss) to
      Average Net Assets                                  2.81%**       3.39%        4.35%        5.08%        4.23%        3.51%
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                        CLASS II
                                                               -----------------------------------------------------
                                                               SIX MONTHS ENDED
                                                               JUNE 30, 2003           PERIOD FROM NOVEMBER 5, 2002*
                                                               (UNAUDITED)                      TO DECEMBER 31, 2002
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $          11.33                $    11.59
--------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                                             0.15#                     0.06#
  Net Realized and Unrealized Gain (Loss)                                  1.42                      0.26
--------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                       1.57                      0.32
--------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                                      --                     (0.37)
  Net Realized Gain                                                          --                     (0.21)
--------------------------------------------------------------------------------------------------------------------
    Total Distributions                                                      --                     (0.58)
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                 $          12.90                $    11.33
====================================================================================================================
TOTAL RETURN                                                              13.86%++                   2.82%++
====================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (000's)                              $          5,950                $      167
Ratio of Expenses to Average Net Assets                                    1.35%**                   1.35%**
Ratio of Net Investment Income (Loss) to Average Net Assets                2.60%**                   3.16%**
Portfolio Turnover Rate                                                      20%++                     30%++
--------------------------------------------------------------------------------------------------------------------
Effect of Voluntary Expense Limitation During the Period:
    Per Share Benefit to Net Investment Income (Loss)          $           0.00+#              $     0.00+#
Ratios Before Expense Limitation:
    Expenses to Average Net Assets                                         1.39%**                   1.47%**
    Net Investment Income (Loss) to Average Net Assets                     2.56%**                   3.04%**
--------------------------------------------------------------------------------------------------------------------

*  Commencement of operations
** Annualized
+  Amount is less than $0.005 per share
++ Not annualized
#  Per share amount is based on average shares outstanding

   The accompanying notes are an integral part of the financial statements

Notes to Financial Statements (unaudited)

The Universal Institutional Funds, Inc., (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund is comprised of seventeen separate active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios").

The accompanying financial statements relate to the U.S. Real Estate Portfolio. The Portfolio seeks to provide above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts ("REITs"). The Portfolio's concentration in the real estate sector makes it subject to greater risk and volatility than other portfolios that are more diversified and the value of its shares may be substantially affected by economic events in the real estate industry.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies. Effective November 5, 2002, the Portfolio began offering a second class of shares -- Class II shares. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

A. ACCOUNTING POLICIES: The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in the preparation of the financial statements. Accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1. SECURITY VALUATION: Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Unlisted and listed equity securities not traded on the valuation date, for which market quotations are readily available, are valued at the mean between the current bid and asked prices obtained from reputable brokers. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value. For all other securities and investments for which market values are not readily available, including restricted securities, and where prices determined in accordance with the aforementioned procedures are not reflective of fair market value, values are determined in good faith, under fair valuation procedures adopted by the Board of Directors, although the actual calculations may be done by others.

2. REPURCHASE AGREEMENTS: The Portfolios of the Fund may enter into repurchase agreements under which the Portfolio lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

3. UNFUNDED COMMITMENTS: Subject to the terms of a Subscription Agreement between the Portfolio and Cabot Industrial Value Fund, Inc., the Portfolio has made a subscription commitment of $3,000,000 for which it will receive 6,000 shares of common stock. As of June 30, 2003, Cabot Industrial Value Fund, Inc. has not drawn down the commitment.

   Subject to the terms of a Subscription Agreement between the Portfolio and BRCP REIT, LLC I, the Portfolio has made a subscription commitment of $4,800,000 for which it will receive 4,800,000 Class A Units. As of June 30, 2003, Cabot Industrial Value Fund, Inc. has drawn down $23,609, which represents 0.5% of the commitment.

4. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on the specific identified cost basis. Dividend income is recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except

                                  THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                  Semi-Annual Report - June 30, 2003

Notes to Financial Statements (cont'd)

   where collection is in doubt. Discounts and premiums on securities purchased (other than mortgage-backed securities) are amortized according to the effective yield method over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. ADVISER: Morgan Stanley Asset Management ("MSAM"), a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with investment advisory services for a fee, paid quarterly, at the annual rate based on average daily net assets as follows:

                FROM $500
FIRST $500     MILLION TO      MORE THAN
   MILLION     $1 BILLION     $1 BILLION
-----------------------------------------
      0.80%          0.75%         0.70%

MSAM has agreed to reduce fees payable to it and to reimburse the Portfolio, if necessary, to the extent that the annual operating expenses expressed as a percentage of average daily net assets, exceed the maximum ratio of 1.10% for Class I shares and 1.35% for Class II shares.

C. ADMINISTRATOR: MSAM (the "Administrator") also provides the Portfolio with administrative services pursuant to an administrative agreement for a monthly fee which on an annual basis equals 0.25% of the average daily net assets of the Portfolio, plus reimbursement of out-of-pocket expenses. Under an agreement between the Administrator and J.P. Morgan Investor Services Co. ("JPMIS"), a corporate affiliate of JPMorgan Chase Bank, JPMIS provides certain administrative services to the Fund. For such services, the Administrator pays JPMIS a portion of the fee the Administrator receives from the Fund. An employee of JPMIS is an officer of the Fund.

D. DISTRIBUTOR: Morgan Stanley & Co., Incorporated (the "Distributor"), a wholly-owned subsidiary of Morgan Stanley, serves as the distributor of the Fund and provides the Portfolio's Class II shareholders with distribution services pursuant to a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Portfolio is authorized to pay the Distributor a monthly distribution fee at a rate of 0.35% of the Portfolio's average daily net assets attributable to Class II shares. The Distributor has voluntarily agreed to waive 0.10% of the 0.35% distribution fee that it may receive.

E. CUSTODIAN: JPMorgan Chase Bank serves as custodian for the Fund in accordance with a custodian agreement.

F. DIRECTORS' FEES: Each Director of the Fund who is not an officer of the Fund or an affiliated person as defined under the Investment Company Act of 1940, as amended, may elect to participate in the Directors' Deferred Compensation Plan (the "Compensation Plan"). Under the Compensation Plan, such Directors may elect to defer payment of a percentage of their total fees earned as a Director of the Fund. These deferred portions are treated, based on an election by the Director, as if they were either invested in certain Portfolios' shares or invested in U.S. Treasury Bills, as defined under the Compensation Plan. Deferred fees payable under the Compensation Plan of $9,000 are included in Directors' Fees and Expenses Payable on the Statement of Net Assets. The deferred portion of the Directors' Fees and Expenses shown on the Statement of Operations is impacted by fluctuations in the market value of the investments selected by each Director. For the six months ended June 30, 2003, Directors' Fees and Expenses were increased by $1,000 due to these fluctuations.

G. FEDERAL INCOME TAXES: It is each Portfolio's intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

Distributions from the Portfolio are recorded on the ex-dividend date. The amount and character of income and capital gain distributions to be paid by the Portfolio are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. Accordingly, the tax character of distributions paid may differ from the character of distributions shown on the Statement of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during 2002 and 2001 was as follows:

                        (000)
--------------------------------------------------
   2002 DISTRIBUTIONS          2001 DISTRIBUTIONS
      PAID FROM:                  PAID FROM:
-------------------------   ----------------------
ORDINARY      LONG-TERM     ORDINARY     LONG-TERM
  INCOME   CAPITAL GAIN       INCOME  CAPITAL GAIN
--------------------------------------------------
$ 16,125      $  10,486     $ 12,837   $     2,870

Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications among undistributed net investment income
(loss), accumulated net realized gain (loss) and paid-in capital. Permanent book and tax differences, if any, are not included in ending undistributed net investment income (loss) for the purpose of calculating net investment income
(loss) per share in the Financial Highlights.

At December 31, 2002, the Portfolio had no distributable earnings on a tax basis.

At June 30, 2003, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of the Portfolio (excluding foreign currency if applicable) were:

                                                    NET
     COST   APPRECIATION    DEPRECIATION   APPRECIATION
    (000)          (000)           (000)          (000)
--------------------------------------------------------
$ 498,040    $    64,187    $   (20,476)    $    43,711

Net capital and currency losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Portfolio's next taxable year. For the year ended December 31, 2002, the Portfolio deferred to January 1, 2003, for U.S. Federal income tax purposes, post-October capital losses of $2,056,000.

H. OTHER: The Portfolio owns shares of REITs which report information on the source of their distributions annually. A portion of distributions received from REITs during the year is estimated to be a return of capital and is recorded as a reduction of their cost.

For the six months ended ended June 30, 2003, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $115,675,000 and $98,539,000, respectively. There were no purchases and sales of U.S. Government securities for the six months ended ended June 30, 2003.

From time to time, the Portfolio may have shareholders that hold a significant portion of the Portfolio's outstanding shares.Investment activities of these shareholders could have a material impact on the Portfolio.

I. SUPPLEMENTAL PROXY INFORMATION:

On June 5, 2003, a special meeting of the shareholders of the Fund was held. The following is a summary of the proposal presented and the total number of shares voted:

PROPOSAL:

   1. To elect the following Directors, effective July 31, 2003:

                               VOTES IN       VOTES
                               FAVOR OF      AGAINST
                            ----------------------------
1) Michael Bozic             194,221,863   12,309,549
2) Charles A. Fiumefreddo    193,919,371   12,612,041
3) Edwin J. Garn             194,444,074   12,087,338
4) Wayne E. Hedien           194,545,061   11,986,351
5) James F. Higgins          194,623,217   11,908,195
6) Dr. Manuel H. Johnson     194,673,442   11,857,970
7) Philip J. Purcell         194,261,190   12,270,222

Also effective July 31, 2003, John D. Barrett II, Thomas P. Gerrity, Gerard
E. Jones, Vincent R. McLean, C. Oscar Morong, Jr. and William G. Morton, Jr. have resigned from the Board of Directors.

                                  THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                  Semi-Annual Report - June 30, 2003 (unaudited)


DIRECTORS                                OFFICERS
Michael Bozic                            Charles A. Fiumefreddo
                                         CHAIRMAN OF THE BOARD
Charles A. Fiumefreddo
                                         Mitchell M. Merin
Edwin J. Garn                            PRESIDENT

Wayne E. Hedien                          Ronald E. Robison
                                         EXECUTIVE VICE PRESIDENT AND PRINCIPAL EXECUTIVE OFFICER
James F. Higgins
                                         Barry Fink
Dr. Manuel H. Johnson                    VICE PRESIDENT

Joseph J. Kearns                         Joseph J. McAlinden
                                         VICE PRESIDENT
Michael Nugent
                                         Stefanie V. Chang
Philip J. Purcell                        VICE PRESIDENT

Fergus Reid                              James W. Garrett
                                         TREASURER AND CHIEF FINANCIAL OFFICER
INVESTMENT ADVISER AND ADMINISTRATOR
Morgan Stanley Asset Management          Michael J. Leary
1221 Avenue of the Americas              ASSISTANT TREASURER
New York, New York 10020
                                         Mary E. Mullin
DISTRIBUTOR                              SECRETARY
Morgan Stanley & Co. Incorporated
1221 Avenue of the Americas              LEGAL COUNSEL
New York, New York 10020                 Mayer, Brown, Rowe & Maw LLP
                                         1675 Broadway
CUSTODIAN                                New York, New York 10019-5820
JPMorgan Chase Bank
270 Park Avenue                          INDEPENDENT AUDITORS
New York, New York 10017                 Ernst & Young LLP
                                         200 Clarendon Street
                                         Boston, Massachusetts 02116-5072


This report is authorized for distribution only when preceded or accompanied by the prospectus of The Universal Institutional Funds, Inc. which describes in detail each Investment Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im.

                                   THE UNIVERSAL INSTITUTIONAL FUNDS, INC

[MORGAN STANLEY LOGO]              Semi-Annual Report -- June 30, 2003


Value Portfolio

                                   THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
                                   Value Portfolio

                                   FINANCIAL STATEMENTS
                                   June 30, 2003 (Unaudited)

Statement of Net Assets

                                                                           VALUE
                                                           SHARES          (000)
--------------------------------------------------------------------------------
COMMON STOCKS (96.3%)
BASIC RESOURCES (10.7%)
BASIC CHEMICALS (3.5%)
  Air Products & Chemicals, Inc.                           13,400     $      557
  Dow Chemical Co. (The)                                    4,900            152
  Engelhard Corp.                                          22,600            560
  PPG Industries, Inc.                                      5,000            254
--------------------------------------------------------------------------------
                                                                           1,523
================================================================================
NON-FERROUS METALS (0.3%)
  CVRD ADR                                                  4,900            146
================================================================================
PAPER (4.4%)
  Ingersoll-Rand Co., Class A                              12,000            568
  International Paper Co.                                  17,500            625
  Weyerhaeuser Co.                                         12,800            691
--------------------------------------------------------------------------------
                                                                           1,884
================================================================================
SPECIALTY CHEMICALS (2.5%)
  Lubrizol Corp.                                           19,500            604
  Rohm & Haas Co.                                          15,500            481
--------------------------------------------------------------------------------
                                                                           1,085
================================================================================
TOTAL BASIC RESOURCES                                                      4,638
================================================================================
BEVERAGE & HOUSEHOLD PRODUCTS (1.0%)
HOUSEHOLD PRODUCTS (1.0%)
  Fortune Brands, Inc.                                      8,500            444
--------------------------------------------------------------------------------
CONSUMER DURABLES (5.4%)
BUILDING & HOUSING (0.8%)
  Masco Corp.                                              15,400            367
--------------------------------------------------------------------------------
FURNISHING & APPLIANCES (4.6%)
  Black & Decker Corp.                                      5,100            222
  Maytag Corp.                                             10,500            256
  Stanley Works                                            23,000            635
  Whirlpool Corp.                                          13,600            866
--------------------------------------------------------------------------------
                                                                           1,979
================================================================================
TOTAL CONSUMER DURABLES                                                    2,346
================================================================================
CONSUMER SERVICES (0.4%)
LODGING (0.4%)
  Cendant Corp.                                             8,700(a)         159
--------------------------------------------------------------------------------
ENERGY (3.8%)
OIL - DOMESTIC & CRUDE (0.8%)
  Amerada Hess Corp.                                        1,300             64
  Occidental Petroleum Corp.                                8,700            292
--------------------------------------------------------------------------------
                                                                             356
================================================================================
OIL - INTERNATIONAL (3.0%)
  BP plc ADR                                               15,100            634
  ChevronTexaco Corp.                                       3,700            267
  Royal Dutch Petroleum Co. ADR                             8,700            406
--------------------------------------------------------------------------------
                                                                           1,307
================================================================================
TOTAL ENERGY                                                               1,663
================================================================================
FINANCIAL SERVICES (27.0%)
BANKS (9.9%)
  Bank of America Corp.                                    10,300            814
  Comerica, Inc.                                           18,400            856
  FleetBoston Financial Corp.                               3,500            104
  J.P. Morgan Chase & Co.                                   6,800     $      232
  PNC Financial Services Group, Inc.                       23,600          1,152
  Wachovia Corp.                                           12,800            512
  Washington Mutual, Inc.                                   7,900            326
  Wells Fargo & Co.                                         5,300            267
--------------------------------------------------------------------------------
                                                                           4,263
================================================================================
CREDIT & FINANCE (6.6%)
  CIT Group, Inc.                                          18,500            456
  Citigroup, Inc.                                          23,500          1,006
  Freddie Mac                                              13,100            665
  MBNA Corp.                                               34,500            719
--------------------------------------------------------------------------------
                                                                           2,846
================================================================================
INSURANCE (7.5%)
  ACE Ltd.                                                  7,800            268
  Allstate Corp.                                            5,200            185
  Everest Re Group Ltd.                                    10,600            811
  Hartford Financial Services Group, Inc.                  15,900            801
  Prudential Financial, Inc.                                2,900             98
  St. Paul Cos., Inc.                                      19,400            708
  Travelers Property Casualty Corp., Class A               21,900            348
  Travelers Property Casualty Corp., Class B                1,400             22
--------------------------------------------------------------------------------
                                                                           3,241
================================================================================
INVESTMENT COMPANIES (3.0%)
  Goldman Sachs Group, Inc.                                 4,600            385
  Mellon Financial Corp.                                   15,700            436
  Merrill Lynch & Co., Inc.                                10,100            471
--------------------------------------------------------------------------------
                                                                           1,292
================================================================================
TOTAL FINANCIAL SERVICES                                                  11,642
================================================================================
FOOD & TOBACCO (2.3%)
TOBACCO (2.3%)
  Altria Group, Inc.                                       21,600            981
--------------------------------------------------------------------------------
HEALTH CARE (12.4%)
DRUGS (8.1%)
  Bristol-Myers Squibb Co.                                 31,500            855
  Merck & Co., Inc.                                        17,400          1,054
  Pfizer, Inc.                                             13,300            454
  Wyeth                                                    25,200          1,148
--------------------------------------------------------------------------------
                                                                           3,511
================================================================================
HEALTH SERVICES (3.3%)
  Health Net, Inc.                                         42,770(a)       1,409
================================================================================
HEALTH TECHNOLOGY (1.0%)
  Beckman Coulter, Inc.                                    10,300            419
================================================================================
TOTAL HEALTH CARE                                                          5,339
================================================================================
HEAVY INDUSTRY & TRANSPORTATION (12.4%)
BUSINESS SERVICES (0.2%)
  Waste Management, Inc.                                    4,000             96
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT (2.3%)
  Cooper Industries Ltd., Class A                          10,600            438
  Honeywell International, Inc.                            20,200            542
--------------------------------------------------------------------------------
                                                                             980
================================================================================
MACHINERY (5.4%)
  Caterpillar, Inc.                                         5,700            317
  Eaton Corp.                                               7,900            621

     The accompanying notes are an integral part of the financial statements

                                                                           VALUE
                                                           SHARES          (000)
--------------------------------------------------------------------------------
HEAVY INDUSTRY & TRANSPORTATION (CONT'D)
  Navistar International Corp.                             16,000(a)  $      522
  Parker-Hannifin Corp.                                    20,300            853
--------------------------------------------------------------------------------
                                                                           2,313
================================================================================
MISCELLANEOUS INDUSTRIALS (4.1%)
  Textron, Inc.                                             6,200            242
  Tyco International Ltd.                                  80,200          1,522
--------------------------------------------------------------------------------
                                                                           1,764
================================================================================
RAILROADS (0.4%)
  Burlington Northern Santa Fe Corp.                        6,800            194
================================================================================
TOTAL HEAVY INDUSTRY & TRANSPORTATION                                      5,347
================================================================================
RETAIL (9.2%)
APPAREL (1.8%)
  Liz Claiborne, Inc.                                      17,400            613
  V.F. Corp.                                                4,900            167
--------------------------------------------------------------------------------
                                                                             780
================================================================================
DEPARTMENT STORES (1.8%)
  Federated Department Stores, Inc.                        21,500            792
================================================================================
FOOD RETAILERS (1.5%)
  CVS Corp.                                                 3,000             84
  Kroger Co.                                               32,800(a)         547
--------------------------------------------------------------------------------
                                                                             631
================================================================================
SPECIALTY STORES (4.1%)
  Best Buy Co., Inc.                                       20,500(a)         900
  Home Depot, Inc.                                         26,200            868
--------------------------------------------------------------------------------
                                                                           1,768
================================================================================
TOTAL RETAIL                                                               3,971
================================================================================
TECHNOLOGY (7.8%)
COMPUTERS & OFFICE EQUIPMENT (1.5%)
  Hewlett-Packard Co.                                      31,400            669
--------------------------------------------------------------------------------
SOFTWARE & SERVICES (5.1%)
  Accenture Ltd.                                           25,700(a)         465
  Amdocs Ltd.                                              12,300(a)         295
  Check Point Software Technologies Ltd.                   35,500(a)         694
  Computer Sciences Corp.                                  15,700(a)         598
  Sybase, Inc.                                             11,000(a)         153
--------------------------------------------------------------------------------
                                                                           2,205
================================================================================
TELECOMMUNICATIONS EQUIPMENT (1.2%)
  Nokia Oyj ADR                                            30,300            498
--------------------------------------------------------------------------------
TOTAL TECHNOLOGY                                                           3,372
================================================================================
UTILITIES (3.9%)
TELEPHONE SERVICES (3.9%)
  SBC Communications, Inc.                                 33,600            858
  Verizon Communications, Inc.                             20,900            825
--------------------------------------------------------------------------------
TOTAL UTILITIES                                                            1,683
================================================================================
  TOTAL COMMON STOCKS (COST $36,037)                                      41,585
================================================================================

                                                             FACE
                                                           AMOUNT          VALUE
                                                            (000)          (000)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT (4.5%)
REPURCHASE AGREEMENT (4.5%)
  J.P. Morgan Securities, Inc., 1.05%,
    dated 6/30/03, due 7/1/03
    (COST $1,928)                                      $    1,928(b)  $    1,928
================================================================================
TOTAL INVESTMENTS (100.8%) (COST $37,965)                                 43,513
================================================================================

                                                           AMOUNT
                                                            (000)
--------------------------------------------------------------------------------
OTHER ASSETS (0.2%)
  Cash                                                          1
  Dividends Receivable                                         65
  Receivable for Portfolio Shares Sold                         28             94
================================================================================
LIABILITIES (-1.0%)
  Payable for Investments Purchased                          (259)
  Payable for Portfolio Shares Redeemed                      (114)
  Investment Advisory Fees Payable                            (40)
  Shareholder Reporting Expense Payable                       (14)
  Administrative Fees Payable                                 (10)
  Professional Fees Payable                                    (9)
  Custodian Fees Payable                                       (5)
  Directors' Fees and Expenses Payable                         (2)          (453)
================================================================================
NET ASSETS (100%)                                                     $   43,154
================================================================================
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  Applicable to 3,839,455 outstanding $0.001 par value
    shares (authorized 500,000,000 shares)                            $    11.24
================================================================================
NET ASSETS CONSIST OF:
Paid-in Capital                                                       $   43,639
Undistributed (Distributions in Excess of)
  Net Investment Income                                                      255
Accumulated Net Realized Gain (Loss)                                      (6,288)
Unrealized Appreciation (Depreciation) on Investments                      5,548
--------------------------------------------------------------------------------
NET ASSETS                                                            $   43,154
================================================================================

 (a) -- Non-income producing security.

 (b) -- The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated funds.

 ADR -- American Depositary Receipt

     The accompanying notes are an integral part of the financial statements

                                   THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                   Value Portfolio

Statement of Operations

                                                                                                               SIX MONTHS ENDED
                                                                                                                  JUNE 30, 2003
                                                                                                                    (UNAUDITED)
                                                                                                                          (000)
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends                                                                                                           $     419
  Interest                                                                                                                    4
-------------------------------------------------------------------------------------------------------------------------------
    Total Income                                                                                                            423
-------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
  Investment Advisory Fees                                                                                                  106
  Administrative Fees                                                                                                        52
  Custodian Fees                                                                                                             13
  Shareholder Reporting                                                                                                      11
  Professional Fees                                                                                                          11
  Directors' Fees and Expenses                                                                                                1
  Other                                                                                                                       3
-------------------------------------------------------------------------------------------------------------------------------
    Total Expenses                                                                                                          197
-------------------------------------------------------------------------------------------------------------------------------
  Investment Advisory Fees Waived                                                                                           (33)
-------------------------------------------------------------------------------------------------------------------------------
    Net Expenses                                                                                                            164
-------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                                                                259
-------------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) ON:
  Investments Sold                                                                                                       (3,488)
-------------------------------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
  Investments                                                                                                             8,605
-------------------------------------------------------------------------------------------------------------------------------
  NET REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                                           5,117
-------------------------------------------------------------------------------------------------------------------------------
    NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                                  $    5,376
===============================================================================================================================

Statement of Changes in Net Assets

                                                                                           SIX MONTHS ENDED
                                                                                              JUNE 30, 2003          YEAR ENDED
                                                                                                (UNAUDITED)   DECEMBER 31, 2002
                                                                                                      (000)                (000)
-------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment Income (Loss)                                                                   $      259          $      434
  Net Realized Gain (Loss)                                                                           (3,488)             (2,116)
  Change in Unrealized Appreciation (Depreciation)                                                    8,605              (9,961)
-------------------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Net Assets Resulting from Operations                                   5,376             (11,643)
-------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                                                                  --                (433)
-------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (1):
  Subscribed                                                                                          2,452                   1
  Distributions Reinvested                                                                               --                 433
  Redeemed                                                                                           (3,883)             (7,994)
-------------------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions                  (1,431)              4,350
-------------------------------------------------------------------------------------------------------------------------------
  Total Increase (Decrease) in Net Assets                                                             3,945              (7,726)

NET ASSETS:
  Beginning of Period                                                                                39,209              46,935
-------------------------------------------------------------------------------------------------------------------------------
  End of Period (including undistributed (distributions in excess of) net investment
    income of $255 and $(4), respectively)                                                       $   43,154          $   39,209
-------------------------------------------------------------------------------------------------------------------------------
(1) CAPITAL SHARE TRANSACTIONS:
-------------------------------------------------------------------------------------------------------------------------------
    Shares Subscribed                                                                                   244               1,012
    Shares Issued on Distributions Reinvested                                                            --                  44
    Shares Redeemed                                                                                    (392)               (744)
-------------------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Capital Shares Outstanding                                              (148)                312
===============================================================================================================================

     The accompanying notes are an integral part of the financial statements

Financial Highlights
Selected Per Share Data and Ratios

                                                          SIX MONTHS ENDED               YEAR ENDED DECEMBER 31,
                                                          JUNE 30, 2003    -------------------------------------------------------
                                                          (UNAUDITED)          2002       2001       2000       1999        1998
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $   9.83    $  12.77   $  13.15   $  10.76   $  11.10    $  11.78
----------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                                     0.07#       0.11#      0.13       0.12       0.13        0.19#
  Net Realized and Unrealized Gain (Loss)                          1.34       (2.94)      0.18       2.57      (0.34)      (0.45)
----------------------------------------------------------------------------------------------------------------------------------
     Total from Investment Operations                              1.41       (2.83)      0.31       2.69      (0.21)      (0.26)
----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                              --       (0.11)     (0.13)     (0.12)     (0.13)      (0.16)
  Net Realized Gain                                                  --          --      (0.56)     (0.18)        --       (0.26)
----------------------------------------------------------------------------------------------------------------------------------
     Total Distributions                                             --       (0.11)     (0.69)     (0.30)     (0.13)      (0.42)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                 $  11.24    $   9.83   $  12.77   $  13.15   $  10.76    $  11.10
==================================================================================================================================
TOTAL RETURN                                                      14.34%++   (22.15)%     2.27%     24.95%     (1.82)%     (2.13)%
==================================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (000's)                              $ 43,154    $ 39,209   $ 46,935   $ 49,931   $ 37,199    $ 26,090
Ratio of Expenses to Average Net Assets                            0.85%**     0.85%      0.85%      0.85%      0.85%       0.85%
Ratio of Net Investment Income (Loss) to Average Net
  Assets                                                           1.34%**     0.97%      0.92%      1.07%      1.26%       1.57%
Portfolio Turnover Rate                                              36%++       39%        55%        50%        43%         45%
----------------------------------------------------------------------------------------------------------------------------------
Effect of Voluntary Expense Limitation During the Period:
     Per Share Benefit to Net Investment Income (Loss)         $   0.01#   $   0.01#  $   0.00+  $   0.03   $   0.04    $   0.05#
Ratios Before Expense Limitation:
     Expenses to Average Net Assets                                1.02%**     0.96%      0.93%      1.09%      1.22%       1.32%
     Net Investment Income (Loss) to Average Net Assets            1.17%**     0.86%      0.84%      0.82%      0.89%       1.10%
----------------------------------------------------------------------------------------------------------------------------------

** Annualized
#  Per share amount is based on average shares outstanding
+  Amount is less than $0.005 per share
++ Not annualized

     The accompanying notes are an integral part of the financial statements

                                   THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                   Semi-Annual Report - June 30, 2003

Notes to Financial Statements (unaudited)

The Universal Institutional Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund is comprised of seventeen separate active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios").

The accompanying financial statements relate to the Value Portfolio. The Portfolio seeks above-average total return over a market cycle of three to five years by investing primarily in a portfolio of common stocks and other equity securities.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies.

A. ACCOUNTING POLICIES: The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in the preparation of the financial statements. Accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1. SECURITY VALUATION: Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Unlisted and listed equity securities not traded on the valuation date, for which market quotations are readily available, are valued at the mean between the current bid and asked prices obtained from reputable brokers. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value. All other securities and assets for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures approved by the Board of Directors.

2. REPURCHASE AGREEMENTS: The Portfolios of the Fund may enter into repurchase agreements under which the Portfolio lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

3. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on the specific identified cost basis. Dividend income is recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts and premiums on securities purchased (other than mortgage-backed securities) are amortized according to the effective yield method over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets.

B. ADVISER: Morgan Stanley Asset Management ("MSAM"), a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with investment advisory services for a fee, paid quarterly, at the annual rate based on average daily net assets as follows:

                      FROM $500
FIRST $500           MILLION TO    MORE THAN
   MILLION           $1 BILLION   $1 BILLION
---------------------------------------------
0.55%                      0.50%        0.45%

MSAM has agreed to reduce fees payable to it and to reimburse the Portfolio, if necessary, to the extent that the annual operating expenses expressed as a percentage of average daily net assets, exceed the maximum ratio of 0.85%.

C. ADMINISTRATOR: MSAM (the "Administrator") also provides the Portfolio with administrative services pursuant to an administrative agreement for a monthly fee which on an annual basis equals 0.25% of the average daily net assets of the Portfolio, plus reimbursement of out-of-pocket expenses.

Under an agreement between the Administrator and J.P. Morgan Investor Services Co. ("JPMIS"), a corporate affiliate of JPMorgan Chase Bank, JPMIS provides certain administrative services to the Fund. For such services, the Administrator pays JPMIS a portion of the fee the Administrator receives from the Fund. An employee of JPMIS is an officer of the Fund.

D. CUSTODIAN: JPMorgan Chase Bank serves as custodian for the Fund in accordance with a custodian agreement.

E. DIRECTORS' FEES: Each Director of the Fund who is not an officer of the Fund or an affiliated person as defined under the Investment Company Act of 1940, as amended, may elect to participate in the Directors' Deferred Compensation Plan (the "Compensation Plan"). Under the Compensation Plan, such Directors may elect to defer payment of a percentage of their total fees earned as a Director of the Fund. These deferred portions are treated, based on an election by the Director, as if they were either invested in certain Portfolios' shares or invested in U.S. Treasury Bills, as defined under the Compensation Plan. Deferred fees payable under the Compensation Plan of $2,000 are included in Directors' Fees and Expenses Payable on the Statement of Net Assets. The deferred portion of the Directors' Fees and Expenses shown on the Statement of Operations is impacted by fluctuations in the market value of the investments selected by each Director. For the six months ended June 30, 2003, Directors' Fees and Expenses were increased by $200 due to these fluctuations.

F. FEDERAL INCOME TAXES: It is each Portfolio's intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

Certain Portfolios may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as these amounts are earned.

Distributions from the Portfolio are recorded on the ex-dividend date. The amount and character of income and capital gain distributions to be paid by the Portfolio are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. Accordingly, the tax character of distributions paid may differ from the character of distributions shown on the Statement of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during 2002 and 2001 was as follows:

                       (000)
--------------------------------------------------
  2002 DISTRIBUTIONS          2001 DISTRIBUTIONS
     PAID FROM:                  PAID FROM:
-------------------------  -----------------------
 ORDINARY       LONG-TERM  ORDINARY     LONG-TERM
   INCOME    CAPITAL GAIN    INCOME  CAPITAL GAIN
--------------------------------------------------
  $ 433        $ --         $ 1,329    $ 1,016

Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications among undistributed net investment income
(loss), accumulated net realized gain (loss) and paid-in capital. Permanent book and tax differences, if any, are not included in ending undistributed net investment income (loss) for the purpose of calculating net investment income
(loss) per share in the Financial Highlights.

At December 31, 2002, the Portfolio had no distributable earnings on a tax basis.

At June 30, 2003, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of the Portfolio (excluding foreign currency if applicable) were:

                                                   NET
   COST     APPRECIATION   DEPRECIATION   APPRECIATION
   (000)           (000)          (000)          (000)
-------------------------------------------------------
$ 37,965         $ 6,864       $ (1,316)       $ 5,548

At December 31, 2002, the Portfolio had available capital loss carryforwards to offset future net capital gains, to the extent provided by regulations, of approximately $1,895,000, all of which will expire on December 31, 2010. To the extent that capital loss carryforwards are used to offset any future net capital gains realized during the carryforward period as provided by U.S. tax regulations, no capital gains tax liability will be incurred by the Portfolio for such gains realized and not distributed. To the extent that capital gains are so offset, such gains will not be distributed to shareholders.

Net capital and currency losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Portfolio's next taxable year. For the year ended December 31, 2002, the Portfolio deferred to January 1, 2003, for U.S. Federal income tax purposes, post-October capital losses of $658,000.

G. OTHER: For the six months ended June 30, 2003, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $13,614,000 and $16,006,000,

                                   THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                                   Semi-Annual Report - June 30, 2003

Notes to Financial Statements (cont'd)

respectively. There were no purchases and sales of U.S. Government securities for the six months ended June 30, 2003.

From time to time, the Portfolio may have shareholders that hold a significant portion of the Portfolio's outstanding shares. Investment activities of these shareholders could have a material impact on the Portfolio.

H. SUPPLEMENTAL PROXY INFORMATION:

On June 5, 2003, a special meeting of the shareholders of the Fund was held. The following is a summary of the proposal presented and the total number of shares voted:

PROPOSAL:

   1. To elect the following Directors, effective July 31, 2003:

                             VOTES IN        VOTES
                             FAVOR OF       AGAINST
                           --------------------------
1) Michael Bozic            194,221,863   12,309,549
2) Charles A. Fiumefreddo   193,919,371   12,612,041
3) Edwin J. Garn            194,444,074   12,087,338
4) Wayne E. Hedien          194,545,061   11,986,351
5) James F. Higgins         194,623,217   11,908,195
6) Dr. Manuel H. Johnson    194,673,442   11,857,970
7) Philip J. Purcell        194,261,190   12,270,222

Also effective July 31, 2003, John D. Barrett II, Thomas P. Gerrity, Gerard E. Jones, Vincent R. McLean, C. Oscar Morong, Jr. and William G. Morton, Jr. have resigned from the Board of Directors.

DIRECTORS                              OFFICERS

Michael Bozic                          Charles A. Fiumefreddo
                                       CHAIRMAN OF THE BOARD
Charles A. Fiumefreddo
                                       Mitchell M. Merin
Edwin J. Garn                          PRESIDENT

Wayne E. Hedien                        Ronald E. Robison
                                       EXECUTIVE VICE PRESIDENT AND PRINCIPAL EXECUTIVE OFFICER
James F. Higgins
                                       Barry Fink
Dr. Manuel H. Johnson                  VICE PRESIDENT

Joseph J. Kearns                       Joseph J. McAlinden
                                       VICE PRESIDENT
Michael Nugent
                                       Stefanie V. Chang
Philip J. Purcell                      VICE PRESIDENT

Fergus Reid                            James W. Garrett
                                       TREASURER AND CHIEF FINANCIAL OFFICER
INVESTMENT ADVISER AND ADMINISTRATOR
Morgan Stanley Asset Management        Michael J. Leary
1221 Avenue of the Americas            ASSISTANT TREASURER
New York, New York 10020
                                       Mary E. Mullin
DISTRIBUTOR                            SECRETARY
Morgan Stanley & Co. Incorporated
1221 Avenue of the Americas            LEGAL COUNSEL
New York, New York 10020               Mayer, Brown, Rowe & Maw LLP
                                       1675 Broadway
CUSTODIAN                              New York, New York 10019-5820
JPMorgan Chase Bank
270 Park Avenue                        INDEPENDENT AUDITORS
New York, New York 10017               Ernst & Young LLP
                                       200 Clarendon Street
                                       Boston, Massachusetts 02116-5072


This report is authorized for distribution only when preceded or accompanied by the prospectus of The Universal Institutional Funds, Inc. which describes in detail each Investment Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im.

ITEM 2.  CODE OF ETHICS.  Not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT. Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES. Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS. Not applicable for semi-annual reports.

ITEM 6.  [RESERVED.]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable for semi-annual reports.

ITEM 8.  [RESERVED.]
ITEM 9.  CONTROLS AND PROCEDURES.

The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

ITEM 10.  EXHIBITS.

(a) Code of Ethics - Not applicable for semi-annual reports.

(b) Certifications of Principal Executive Officer and Principal Financial Officer attached hereto as part of EX-99.CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Universal Institutional Funds, Inc.

By:      Ronald E. Robison
Name:    Ronald E. Robison
Title:   Principal Executive Officer
Date:    August 19, 2003

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      Ronald E. Robison
Name:    Ronald E. Robison
Title:   Principal Executive Officer
Date:    August 19, 2003

By:      James W. Garrett
Name:    James W. Garrett
Title:   Principal Financial Officer
Date:    August 19, 2003